Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^

December 31, 2025 (Unaudited)

Security Description	Shares	Value

INVESTMENT IN SECURITIES — 91.5%
COMMON STOCK — 31.3%
Africa — 0.0%
Energy — 0.0%
Kosmos Energy Ltd. (a)	14,500	$13,157

Materials — 0.0%
Platinum Group Metals Ltd. (a)	900	2,124
Sasol Ltd., ADR (a)	1,300	8,463
Sibanye Stillwater Ltd., ADR (a)	17,800	253,650

		264,237

Telecommunication Services — 0.0%
IHS Holding Ltd. (a)	12,100	90,266

Total Africa		367,660

Asia — 0.4%
Automobiles & Components — 0.0%
NIO, Inc., ADR (a)	54,500	277,950
Niu Technologies, ADR (a)	400	1,212

		279,162

Banks — 0.0%
ICICI Bank Ltd., ADR	2,300	68,540
Mitsubishi UFJ Financial Group, Inc. (b)	9,600	152,362
Mizuho Financial Group, Inc. (b)	1,400	51,093
Sumitomo Mitsui Financial Group, Inc. (b)	2,400	77,187

		349,182

Capital Goods — 0.0%
BioNexus Gene Lab Corp. (a)	3	12
China Yuchai International Ltd.	400	14,200
Fujikura Ltd. (a),(b)	3,000	332,686
Greenland Technologies Holding Corp. (a)	100	62

		346,960

Commercial & Professional Services — 0.0%
Cre8 Enterprise Ltd., Class A (a)	100	23
Sunrise New Energy Co., Ltd., Class A (a),(c)	27	26

		49

Consumer Services — 0.0%
Atour Lifestyle Holdings Ltd., ADR	100	3,940
Gaotu Techedu, Inc., ADR (a)	200	464
Golden Heaven Group Holdings Ltd. (a)	7	13
Jiade Ltd., Class A (a)	1	1
New Oriental Education & Technology Group, Inc., ADR	10	550
TAL Education Group, ADR (a)	5,100	55,641
Trip.com Group Ltd., ADR	500	35,955
Wah Fu Education Group Ltd. (a)	800	1,232

		97,796

Diversified Financials — 0.0%
Futu Holdings Ltd., ADR (a)	3,500	574,735
Japan Exchange Group, Inc. (b)	19,000	202,798
LexinFintech Holdings Ltd., ADR	23,200	75,864

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2025 (Unaudited)

Security Description	Shares	Value
Lufax Holding Ltd., ADR (a)	200	$512
Solowin Holdings, Class A (a)	11	45
X Financial, ADR	600	3,360

		857,314

Energy — 0.0%
BKV Corp. (a)	9,783	265,608
Leishen Energy Holding Co., Ltd. (a)	29	127
OMS Energy Technologies, Inc. (a)	500	2,200
PTL Ltd., Class A (a)	7	1

		267,936

Food & Staples Retailing — 0.0%
Meiwu Technology Co. Ltd. (a)	50	70

Food, Beverage & Tobacco — 0.0%
Japan Tobacco, Inc. (b)	4,900	176,117
RLX Technology, Inc., ADR	1,000	2,330

		178,447

Materials — 0.0%
CN Energy Group, Inc., Class A (a)	2	1
Silvercorp Metals, Inc.	26,900	224,346

		224,347

Media & Entertainment — 0.0%
GD Culture Group Ltd. (a)	6	26
Grindr, Inc. (a)	600	8,124
HUYA, Inc., ADR (a)	5,300	15,264
iQIYI, Inc., ADR (a)	41,600	79,872
Nintendo Co., Ltd. (b)	3,800	256,555
Pop Culture Group Co. Ltd., Class A (a)	40	17
Weibo Corp., ADR	4,000	40,880
Zhihu, Inc., ADR (a)	34	111

		400,849

Pharmaceuticals, Biotechnology & Life Sciences — 0.0%
WaVe Life Sciences Ltd. (a)	18,966	322,422

Retailing — 0.2%
ATRenew, Inc., ADR (a)	1,200	6,360
Baozun, Inc., ADR (a)	9,500	25,270
Coupang, Inc. (a),(b)	55,132	1,300,564
J-Long Group Ltd., Class A (a)	45	268
Sea Ltd., ADR (a)	27,500	3,508,175
Tokyo Lifestyle Co., Ltd., ADR	10	31

		4,840,668

Semiconductors & Semiconductor Equipment — 0.2%
Daqo New Energy Corp., ADR (a)	6,000	177,000
JinkoSolar Holding Co., Ltd., ADR	1,100	28,391
Kulicke & Soffa Industries, Inc.	100	4,556
Magnachip Semiconductor Corp. (a)	4,200	10,710
Silicon Motion Technology Corp., ADR	700	64,890
STMicroelectronics NV	2,300	59,662
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	20,040	6,089,956

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2025 (Unaudited)

Security Description	Shares	Value
United Microelectronics Corp., ADR	26,400	$207,504

		6,642,669

Software & Services — 0.0%
Agora, Inc., ADR (a)	500	2,035
Vnet Group, Inc., ADR (a)	33,800	285,948

		287,983

Technology Hardware & Equipment — 0.0%
Canaan, Inc., ADR (a)	49,900	34,431
LG Display Co. Ltd., ADR (a)	300	1,263

		35,694

Telecommunication Services — 0.0%
VEON Ltd., ADR (a)	400	21,028

Total Asia		15,152,576

Europe — 0.7%
Automobiles & Components — 0.0%
Ferrari NV (b)	2,546	946,128
Garrett Motion, Inc.	2,700	47,061

		993,189

Capital Goods — 0.2%
AerCap Holdings NV	7,400	1,063,824
Generation Essentials Group, Class A (a)	24	25
Luxfer Holdings PLC, ADR (a)	2,100	28,413
Rheinmetall AG (b)	454	828,275
Siemens AG (b)	8,165	2,286,823
Siemens Energy AG (a),(b)	5,266	738,759
T1 Energy, Inc. (a)	17,700	118,236

		5,064,355

Consumer Durables & Apparel — 0.0%
Cie Financiere Richemont SA (b)	1,174	253,174
Moncler SpA (b)	648	41,421

		294,595

Diversified Financials — 0.1%
Coincheck Group NV (a)	22	56
Klarna Group PLC (a)	20,310	587,162
Marex Group PLC	67,673	2,595,936
UBS Group AG (a),(b)	1,713	79,329
UBS Group AG (Switzerland) (a),(b)	26,314	1,215,038

		4,477,521

Energy — 0.0%
Eni SpA (b)	2,652	50,271
Equinor ASA (b)	7,832	184,693
FLEX LNG Ltd. (a)	700	17,465
KNOT Offshore Partners LP	3,500	36,225
Scorpio Tankers, Inc.	500	25,415
StealthGas, Inc. (a)	3,300	23,166

		337,235

Health Care Equipment & Services — 0.2%
Medtronic PLC	75,864	7,287,496

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2025 (Unaudited)

Security Description	Shares	Value
OneMedNet Corp. (a)	31	$34
Virax Biolabs Group Ltd. (a),(d)	24	8

		7,287,538

Materials — 0.0%
Orion SA	400	2,112

Media & Entertainment — 0.0%
Criteo SA, ADR (a)	2,000	41,220

Pharmaceuticals, Biotechnology & Life Sciences — 0.1%
Achilles Therapeutics PLC, ADR (a),(e)	1,700	2,516
ADC Therapeutics SA (a)	1,191	4,204
Amarin Corp. PLC, ADR (a)	685	9,559
Argenx SE, ADR (a)	900	756,855
AstraZeneca PLC, ADR (b)	6,696	615,563
Atai Beckley NV (a)	48,315	197,608
Bicycle Therapeutics PLC, ADR (a)	1,700	12,036
BioNTech SE, ADR (a)	47	4,475
Compass Pathways PLC, ADR (a)	13,400	92,460
CRISPR Therapeutics AG (a)	500	26,220
Galderma Group AG (b)	1,671	340,270
Immunocore Holdings PLC, ADR (a)	3,900	135,369
Mereo Biopharma Group PLC, ADR (a)	3,800	1,584
Pharvaris NV (a)	800	22,200
ProQR Therapeutics NV (a)	7,500	15,150
Prothena Corp. PLC (a)	5,300	50,615
Silence Therapeutics PLC, ADR (a)	1,300	7,904
uniQure NV (a)	13,700	327,841
Zura Bio Ltd. (a)	2,700	14,148

		2,636,577

Retailing — 0.0%
Jumia Technologies AG, ADR (a)	11,900	148,631

Semiconductors & Semiconductor Equipment — 0.0%
ASML Holding NV	40	42,794
Infineon Technologies AG (b)	10,130	441,982
NXP Semiconductors NV (b)	800	173,648

		658,424

Software & Services — 0.1%
Endava PLC, ADR (a)	200	1,264
Materialise NV, ADR (a)	300	1,665
Nebius Group NV (a)	18,966	1,587,549

		1,590,478

Technology Hardware & Equipment — 0.0%
TE Connectivity PLC (b)	2,927	665,922

Transportation — 0.0%
Global Ship Lease, Inc., Class A	6,500	227,760
Ryanair Holdings PLC, ADR	50	3,610
Safe Bulkers, Inc.	3,400	16,388
Star Bulk Carriers Corp.	724	13,915

		261,673

Total Europe		24,459,470

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2025 (Unaudited)

Security Description	Shares	Value
Middle East — 0.0%
Automobiles & Components — 0.0%
Mobileye Global, Inc., Class A (a)	47,500	$495,900

Capital Goods — 0.0%
Nano Dimension Ltd., ADR (a)	3,300	5,082

Energy — 0.0%
Frontline PLC	100	2,182

Health Care Equipment & Services — 0.0%
Brainsway Ltd., ADR (a)	700	13,314

Household & Personal Products — 0.0%
Oddity Tech Ltd., Class A (a)	1,100	44,198

Media & Entertainment — 0.0%
Taboola.com Ltd. (a)	24,800	114,328

Pharmaceuticals, Biotechnology & Life Sciences — 0.0%
Compugen Ltd. (a)	4,900	7,497
Galmed Pharmaceuticals Ltd. (a)	272	204
Kamada Ltd. (a)	700	4,942
Purple Biotech Ltd., ADR (a)	100	66

		12,709

Semiconductors & Semiconductor Equipment — 0.0%
Camtek Ltd. (a)	3,000	319,035
Tower Semiconductor Ltd. (a)	100	11,742
Valens Semiconductor Ltd. (a)	2,900	4,118

		334,895

Software & Services — 0.0%
Alarum Technologies Ltd., ADR (a)	200	1,716
Cognyte Software Ltd. (a)	1,000	9,400
Hub Cyber Security Ltd. (a)	40	16
Radware Ltd. (a)	100	2,409
Wix.com Ltd. (a)	2,800	290,892

		304,433

Technology Hardware & Equipment — 0.0%
AudioCodes Ltd.	1,400	12,222

Telecommunication Services — 0.0%
Turkcell Iletisim Hizmetleri AS, ADR	1,700	9,299

Total Middle East		1,348,562

North America — 30.1%
Automobiles & Components — 0.7%
Adient PLC (a)	700	13,419
American Axle & Manufacturing Holdings, Inc. (a)	834	5,346
Ford Motor Co. (b)	152,366	1,999,042
General Motors Co. (b)	45,053	3,663,710
Gentherm, Inc. (a)	100	3,637
Harley-Davidson, Inc.	20,700	424,143
Holley, Inc. (a)	2,100	8,673
Motorcar Parts of America, Inc. (a)	800	9,872
QuantumScape Corp. (a)	6,400	66,688
Rivian Automotive, Inc., Class A (a)	268,800	5,298,048

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2025 (Unaudited)

Security Description	Shares	Value
Stoneridge, Inc. (a)	3,900	$22,581
Tesla, Inc. (a)	34,423	15,480,711

		26,995,870

Banks — 3.2%
Amerant Bancorp, Inc.	1,800	35,118
Ameris Bancorp	182,048	13,520,705
Arrow Financial Corp.	522	16,391
Atlantic Union Bankshares Corp.	305,383	10,780,020
Avidbank Holdings, Inc. (a)	9,046	240,262
Banc of California, Inc.	64,746	1,248,950
Bank of America Corp. (b)	26,052	1,432,860
Bank of Hawaii Corp.	2,000	136,740
Bank of Marin Bancorp	600	15,606
Bank of NT Butterfield & Son Ltd.	100	4,982
Bar Harbor Bankshares	200	6,210
BayCom Corp.	200	5,880
Beacon Financial Corp.	3,675	96,910
Blue Ridge Bankshares, Inc. (a)	1,500	6,405
BOK Financial Corp.	400	47,384
Bridgewater Bancshares, Inc. (a)	600	10,518
Business First Bancshares, Inc.	400	10,456
Camden National Corp.	300	13,014
Capital City Bank Group, Inc.	100	4,257
Capitol Federal Financial, Inc. (a)	10,600	72,186
Central BanCo, Inc., Class A	108,110	2,607,613
Central Pacific Financial Corp.	2,200	68,552
ChoiceOne Financial Services, Inc.	100	2,952
Citigroup, Inc. (b)	4,244	495,232
Citizens Financial Group, Inc. (b)	9,247	540,117
Coastal Financial Corp. (a)	300	34,377
CoastalSouth Bancshares, Inc. (a)	19,303	448,795
Colony Bankcorp, Inc.	900	16,038
Columbia Banking System, Inc.	243,632	6,809,515
Columbia Financial, Inc. (a)	100	1,554
Commerce Bancshares, Inc.	3,215	168,273
Community Trust Bancorp, Inc.	100	5,650
ConnectOne Bancorp, Inc.	742	19,455
Cullen/Frost Bankers, Inc.	700	88,641
CVB Financial Corp.	7,072	131,539
Eagle Bancorp, Inc.	174,676	3,741,560
Eastern Bankshares, Inc.	50,079	922,956
Farmers National Banc Corp.	800	10,656
FB Financial Corp.	60,684	3,386,167
Fifth Third Bancorp	57,925	2,711,469
Financial Institutions, Inc.	500	15,585
First Bank	200	3,292
First Busey Corp.	33	785
First Community Bankshares, Inc. (a)	200	6,746
First Community Corp.	1,000	29,650
First Financial Corp.	100	6,042
First Foundation, Inc. (a)	491,771	3,029,309

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2025 (Unaudited)

Security Description	Shares	Value
First Horizon Corp.	744,078	$17,783,464
First Internet Bancorp	200	4,174
First Interstate BancSystem, Inc., Class A	144,462	4,998,385
First Western Financial, Inc. (a)	35,044	939,530
Firstsun Capital Bancorp (a)	600	22,581
Flushing Financial Corp.	17,055	258,724
FS Bancorp, Inc.	100	4,117
German American Bancorp, Inc.	100	3,918
Great Southern Bancorp, Inc.	100	6,156
Hanmi Financial Corp.	1,400	37,842
Heritage Financial Corp.	1,700	40,205
Hingham Institution For Savings	18,752	5,324,818
HomeTrust Bancshares, Inc.	200	8,588
Hope Bancorp, Inc.	16,300	178,648
Horizon Bancorp, Inc.	1,700	28,832
Independent Bank Corp.	600	19,518
JPMorgan Chase & Co.	26,000	8,377,720
Kearny Financial Corp.	11,300	83,733
KeyCorp	4,000	82,560
Live Oak Bancshares, Inc.	1,500	51,525
Mercantile Bank Corp.	300	14,430
Metrocity Bankshares, Inc.	100	2,654
Metropolitan Bank Holding Corp.	300	22,908
Midland States Bancorp, Inc.	1,100	23,287
MidWestOne Financial Group, Inc.	300	11,550
MVB Financial Corp.	100	2,583
NB Bancorp, Inc.	500	9,910
Northfield Bancorp, Inc.	3,200	36,576
Northpointe Bancshares, Inc.	19,027	319,273
OceanFirst Financial Corp.	3,200	57,440
OFG Bancorp	100	4,098
Orrstown Financial Services, Inc.	87	3,082
Pathward Financial, Inc.	500	35,500
Peapack-Gladstone Financial Corp.	600	16,710
Peoples Bancorp, Inc.	100	3,003
Preferred Bank	400	37,772
Primis Financial Corp.	52,099	724,697
Prosperity Bancshares, Inc.	30,115	2,081,248
Provident Financial Services, Inc.	43	849
RBB Bancorp	400	8,256
Renasant Corp.	1,097	38,636
Seacoast Banking Corp. of Florida	396,495	12,457,873
Sierra Bancorp	200	6,536
Simmons First National Corp., Class A	7,000	131,950
SmartFinancial, Inc.	9,391	347,373
South Plains Financial, Inc.	400	15,520
Southern First Bancshares, Inc. (a)	100	5,152
Southern Missouri Bancorp, Inc.	100	5,912
Southside Bancshares, Inc.	2,000	60,780
Southstate Bank Corp.	6,123	576,236
Stellar Bancorp, Inc.	179,632	5,557,814
Texas Capital Bancshares, Inc. (a)	2,339	211,773

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2025 (Unaudited)

Security Description	Shares	Value
Tompkins Financial Corp.	100	$7,252
TriCo Bancshares	23,037	1,091,263
Truist Financial Corp.	51,827	2,550,407
TrustCo Bank Corp.	520	21,492
UMB Financial Corp.	20	2,301
Univest Financial Corp.	900	29,466
USCB Financial Holdings, Inc.	1,829	33,690
Washington Trust Bancorp, Inc.	1,000	29,550
Wells Fargo & Co. (b)	5,375	500,950
West BanCorp, Inc.	200	4,438
Westamerica BanCorp	900	43,047
Zions Bancorp NA	9,600	561,984

		118,969,633

Capital Goods — 4.5%
3D Systems Corp. (a)	29,100	51,507
AeroVironment, Inc. (a)	11,379	2,752,466
Air Lease Corp.	22,300	1,432,329
Albany International Corp., Class A	200	10,140
Alliance Laundry Holdings, Inc. (a)	56,898	1,157,874
Allient, Inc.	300	16,125
American Superconductor Corp. (a)	300	8,634
AMETEK, Inc.	90,700	18,621,617
Amprius Technologies, Inc. (a)	6,100	48,129
Apogee Enterprises, Inc.	1,400	50,974
Applied Industrial Technologies, Inc.	580	148,927
Archer Aviation, Inc., Class A (a)	568,979	4,278,722
Atkore, Inc.	400	25,300
Atmus Filtration Technologies, Inc.	30	1,557
Ballard Power Systems, Inc. (a)	66,100	167,894
Beta Technologies, Inc., Class A (a)	52,408	1,478,430
Bloom Energy Corp., Class A (a),(b)	51,835	4,503,943
BlueLinx Holdings, Inc. (a)	600	36,858
Boeing Co. (a)	200	43,424
Boise Cascade Co.	400	29,440
Caterpillar, Inc.	60	34,372
CECO Environmental Corp. (a)	2,400	143,640
Centuri Holdings, Inc. (a)	76,864	1,940,816
ChargePoint Holdings, Inc. (a)	25	166
Cleancore Solutions, Inc., Class B (a)	30	8
Commercial Vehicle Group, Inc. (a)	5,500	7,920
Concrete Pumping Holdings, Inc. (a)	700	4,697
Core & Main, Inc., Class A (a),(b)	10,403	540,644
Cummins, Inc.	31	15,824
Donaldson Co., Inc.	3,400	301,444
Eaton Corp. PLC	20	6,370
Enovix Corp. (a)	10,600	77,486
Eos Energy Enterprises, Inc. (a)	54,900	629,154
Firefly Aerospace, Inc. (a)	28,449	636,404
Fluence Energy, Inc. (a)	28,900	571,642
FreightCar America, Inc. (a)	200	2,214
FTC Solar, Inc. (a)	0	164

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2025 (Unaudited)

Security Description	Shares	Value
FuelCell Energy, Inc. (a)	10,421	$76,177
GE Vernova, Inc.	8,680	5,672,988
Global Industrial Co.	700	20,454
Gorman-Rupp Co. (The)	400	19,100
Graco, Inc.	77,113	6,320,953
GrafTech International Ltd. (a)	130	2,016
Great Lakes Dredge & Dock Corp. (a)	4,600	60,352
Griffon Corp.	500	36,825
HEICO Corp.	4,580	1,482,042
HEICO Corp., Class A	66,000	16,660,380
Honeywell International, Inc.	161,000	31,409,490
Hubbell, Inc.	40	17,764
Hudson Technologies, Inc. (a)	1,700	11,645
Hyliion Holdings Corp. (a)	400	736
Insteel Industries, Inc.	200	6,334
Intuitive Machines, Inc. (a)	1,800	29,214
iPower, Inc. (a)	3	22
ITT, Inc.	47,415	8,226,977
Karat Packaging, Inc.	100	2,257
Karman Holdings, Inc. (a)	66,381	4,857,098
Kratos Defense & Security Solutions, Inc. (a)	47,415	3,599,273
Lockheed Martin Corp.	26,880	13,001,050
LSI Industries, Inc.	100	1,832
Manitowoc Co., Inc. (The) (a)	3,500	41,965
Matrix Service Co. (a)	100	1,170
Microvast Holdings, Inc. (a)	2,500	7,000
Miller Industries, Inc.	300	11,211
Net Power, Inc. (a)	1,500	3,420
NPK International, Inc. (a)	1,800	21,456
NuScale Power Corp. (a)	23,707	335,928
Nuvve Holding Corp. (a)	1	3
NWPX Infrastructure, Inc. (a)	400	24,996
Owens Corning	2,000	223,820
Palladyne AI Corp. (a)	33	141
Plug Power, Inc. (a)	162,400	319,928
RBC Bearings, Inc. (a)	45,000	20,179,350
Redwire Corp. (a)	37,932	288,283
Rockwell Automation, Inc.	40	15,563
SES AI Corp. (a)	54,300	97,740
Simpson Manufacturing Co., Inc.	50,000	8,073,500
StandardAero, Inc. (a)	71,122	2,039,779
Stem, Inc. (a)	100	1,505
Sunrun, Inc. (a)	50,985	938,124
Symbotic, Inc. (a)	19,324	1,149,778
Textron, Inc.	100	8,717
Thermon Group Holdings, Inc. (a)	1,300	48,308
Tigo Energy, Inc. (a)	1,800	2,484
Titan International, Inc. (a)	1,100	8,613
Titan Machinery, Inc. (a)	1,000	15,040
Trex Co., Inc. (a)	6,800	238,544
Trinity Industries, Inc.	100	2,644
Tutor Perini Corp.	2,000	134,040

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2025 (Unaudited)

Security Description	Shares	Value
Ultralife Corp. (a)	400	$2,288
V2X, Inc. (a)	18,966	1,034,595
Voyager Technologies, Inc., Class A (a)	34,963	913,933
VSE Corp.	5,690	983,061
Watsco, Inc.	2,200	741,290
Westwater Resources, Inc. (a)	10,700	8,025
Willis Lease Finance Corp.	800	108,512
Worthington Enterprises, Inc.	100	5,157
Xos, Inc. (a)	700	1,267

		169,323,412

Commercial & Professional Services — 1.0%
ACCO Brands Corp.	6,300	23,499
ACV Auctions, Inc., Class A (a)	1,400	11,228
Alight, Inc., Class A	12,400	24,180
Andersen Group, Inc., Class A (a)	219,700	5,696,821
Bitcoin Depot, Inc. (a)	3,200	4,128
Boyd Group, Inc.	3,793	604,225
BrightView Holdings, Inc. (a)	9,000	114,030
Cintas Corp.	10,400	1,955,928
Civeo Corp.	25	572
Clean Harbors, Inc. (a)	1,400	328,272
Conduent, Inc. (a)	300	576
Copart, Inc. (a)	208,500	8,162,775
CRA International, Inc.	1,400	280,973
Ennis, Inc.	1,100	19,811
Equifax, Inc.	40	8,679
ExlService Holdings, Inc. (a)	12,800	543,232
Exponent, Inc.	4,000	277,840
FiscalNote Holdings, Inc. (a)	1,000	1,470
Fiverr International Ltd. (a)	4,800	94,848
Forrester Research, Inc. (a)	1,500	12,180
Franklin Covey Co. (a)	600	10,068
Fuel Tech, Inc. (a)	700	1,092
GEE Group, Inc. (a)	5,200	1,014
GEO Group, Inc. (a)	600	9,672
GFL Environmental, Inc.	28,449	1,221,885
IBEX Holdings Ltd. (a)	1,600	61,088
ICF International, Inc.	500	42,650
Insperity, Inc.	4,200	162,624
KBR, Inc.	600	24,120
Kelly Services, Inc., Class A	5,900	51,920
Kforce, Inc.	100	3,092
ManpowerGroup, Inc.	2,800	83,244
Millennium Corp. (a),(b),(e)	60,879	2,891,752
MillerKnoll, Inc.	100	1,828
Mistras Group, Inc. (a)	400	5,060
Paychex, Inc.	500	56,090
Paycom Software, Inc.	1,400	223,104
Paylocity Holding Corp. (a)	1,800	274,500
Planet Labs PBC (a)	24,800	489,056
Quad/Graphics, Inc.	2,400	15,048

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2025 (Unaudited)

Security Description	Shares	Value
RCM Technologies, Inc. (a)	500	$10,222
Republic Services, Inc.	4,600	974,878
Robert Half, Inc.	4,100	111,356
Rollins, Inc.	37,932	2,276,679
ShiftPixy, Inc. (a),(e)	1	7
TrueBlue, Inc. (a)	700	3,185
TTEC Holdings, Inc. (a)	9,800	35,280
UL Solutions, Inc., Class A	75,864	5,982,635
Veralto Corp.	1	100
Verisk Analytics, Inc., Class A (b)	9,605	2,148,542
Waste Connections, Inc.	3,900	683,904
Willdan Group, Inc. (a)	1,400	145,124

		36,166,086

Consumer Durables & Apparel — 0.1%
Algorhythm Holdings, Inc. (a)	5	5
Allbirds, Inc., Class A (a)	95	390
Deckers Outdoor Corp. (a)	6,600	684,222
Figs, Inc., Class A (a)	4,400	49,984
Fossil Group, Inc. (a)	10,800	40,608
Helen of Troy Ltd. (a)	1,200	25,500
Hooker Furnishings Corp.	300	3,387
JAKKS Pacific, Inc.	200	3,376
Johnson Outdoors, Inc., Class A	300	12,735
KB Home	2,100	118,461
Legacy Housing Corp. (a)	500	9,760
Leggett & Platt, Inc.	10,600	116,600
Lennar Corp., Class A	1,603	164,788
Levi Strauss & Co., Class A	22,600	468,724
LGI Homes, Inc. (a)	100	4,296
M/I Homes, Inc. (a)	300	38,385
Meritage Homes Corp.	1,700	111,860
Mohawk Industries, Inc. (a)	1,600	174,880
Newell Brands, Inc.	1,100	4,092
Oxford Industries, Inc.	800	27,360
Peloton Interactive, Inc., Class A (a)	9,600	59,136
Polaris, Inc.	3,500	221,375
Purple Innovation, Inc. (a)	1,200	829
Ralph Lauren Corp.	1,500	530,415
Smith & Wesson Brands, Inc.	9,000	88,830
Sturm Ruger & Co., Inc.	1,400	45,710
Superior Group of Cos., Inc.	200	1,936
Toll Brothers, Inc.	500	67,610
Tri Pointe Homes, Inc. (a)	1,600	50,352
Under Armour, Inc., Class A (a)	3,000	14,910
Unifi, Inc. (a)	1,800	6,300
Universal Electronics, Inc. (a)	1,200	4,332
Vince Holding Corp. (a)	100	408

		3,151,556

Consumer Services — 0.7%
ADT, Inc.	98,830	797,558
Adtalem Global Education, Inc. (a)	1,600	165,552

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2025 (Unaudited)

Security Description	Shares	Value
Airbnb, Inc., Class A (a)	74,800	$10,151,856
Amesite, Inc. (a)	33	62
Black Rock Coffee Bar, Inc., Class A (a)	18,966	421,993
Bloomin’ Brands, Inc.	16,300	100,571
Bright Horizons Family Solutions, Inc. (a)	4,800	486,720
Carriage Services, Inc.	900	38,070
Chegg, Inc. (a)	20,400	18,972
Chipotle Mexican Grill, Inc. (a)	10,900	403,300
Choice Hotels International, Inc.	2,900	276,254
Dine Brands Global, Inc.	400	12,856
DoorDash, Inc., Class A (a),(b)	3,093	700,503
Duolingo, Inc. (a)	3,460	607,230
El Pollo Loco Holdings, Inc. (a)	300	3,138
Frontdoor, Inc. (a)	300	17,307
Hilton Grand Vacations, Inc. (a)	14,224	636,524
Hilton Worldwide Holdings, Inc.	20	5,745
Jack in the Box, Inc.	600	11,370
Kura Sushi USA, Inc., Class A (a)	1,400	73,262
Life Time Group Holdings, Inc. (a)	16,200	430,596
Lincoln Educational Services Corp. (a)	600	14,490
Lindblad Expeditions Holdings, Inc. (a)	2,100	30,282
McGraw Hill, Inc. (a)	56,898	938,817
Navan, Inc., Class A (a)	18,966	323,939
Perdoceo Education Corp.	200	5,866
Phoenix Education Partners, Inc. (a)	9,483	287,335
Restaurant Brands International, Inc.	66,381	4,529,176
Rush Street Interactive, Inc. (a)	9,700	188,471
Strategic Education, Inc.	300	24,060
Stride, Inc. (a)	5,400	350,622
Sweetgreen, Inc., Class A (a)	1,700	11,492
Vail Resorts, Inc. (b)	1,198	159,094
Viking Holdings Ltd. (a)	34,683	2,476,713
Wingstop, Inc. (b)	446	106,367

		24,806,163

Diversified Financials — 3.3%
Acadian Asset Management, Inc.	35,471	1,667,137
Alerus Financial Corp.	400	9,008
Ally Financial, Inc.	300	13,587
Annaly Capital Management, Inc.	50	1,118
ARMOUR Residential REIT, Inc.	940	16,629
Aurelion, Inc. (a)	20	5
Bain Capital Specialty Finance, Inc.	1,500	20,865
Bakkt Holdings, Inc. (a)	1,860	18,674
Berkshire Hathaway, Inc., Class B (a),(b)	132	66,350
BlackRock TCP Capital Corp.	6,701	36,655
BrightSpire Capital, Inc.	4,200	23,520
Bullish (a)	33,984	1,286,974
Capital One Financial Corp. (b)	6,683	1,619,692
Capital Southwest Corp.	9,096	201,476
Charles Schwab Corp. (The)	118,400	11,829,344
Cherry Hill Mortgage Investment Corp.	2,000	5,100

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2025 (Unaudited)

Security Description	Shares	Value
Chime Financial, Inc., Class A (a)	28,449	$716,061
Chimera Investment Corp.	498	6,190
CME Group, Inc.	440	120,155
Cohen & Steers, Inc.	100	6,278
Corebridge Financial, Inc.	94,830	2,861,021
Credit Acceptance Corp. (a)	200	88,692
Dynex Capital, Inc.	32,300	452,523
Ellington Financial, Inc.	12	163
Etoro Group Ltd., Class A (a)	18,966	666,276
Euronet Worldwide, Inc. (a)	31	2,360
EZCORP, Inc., Class A (a)	12,700	246,634
Fidelity National Information Services, Inc. (b)	24,553	1,631,792
Figure Technology Solutions, Inc., Class A (a)	46,429	1,896,160
Fiserv, Inc. (a)	6,600	443,322
Flywire Corp. (a)	43,735	619,288
Galaxy Digital, Inc., Class A (a)	237,175	5,303,233
GCM Grosvenor, Inc., Class A	52,966	599,575
Gemini Space Station, Inc., Class A (a)	20,391	202,279
Gladstone Investment Corp.	299	4,177
Granite Point Mortgage Trust, Inc.	5,200	12,480
Green Dot Corp., Class A (a)	9,000	115,290
Hercules Capital, Inc.	3,900	73,398
Interactive Brokers Group, Inc., Class A	59,300	3,813,583
Intercontinental Exchange, Inc. (b)	1,242	201,154
Invesco Mortgage Capital, Inc.	1,700	14,297
Jackson Financial, Inc., Class A	100	10,665
Janus Henderson Group PLC	10,196	485,024
Jefferson Capital, Inc.	17,072	381,389
KKR & Co., Inc. (b)	3,616	460,968
KKR Real Estate Finance Trust, Inc.	6,500	53,430
Ladder Capital Corp., Class A	11,000	120,890
LendingTree, Inc. (a)	100	5,309
loanDepot, Inc., Class A (a)	2,700	5,589
LPL Financial Holdings, Inc.	4,742	1,693,700
MarketAxess Holdings, Inc.	96,328	17,459,450
Marqeta, Inc., Class A (a)	416,955	1,980,536
Mastercard, Inc., Class A	19,940	11,383,347
Medallion Financial Corp.	1,300	13,377
Miami International Holdings, Inc. (a)	161,843	7,182,592
Mogo, Inc. (a)	3	3
Morningstar, Inc.	3,100	673,661
MSC Income Fund, Inc.	2,000	26,280
MSCI, Inc., Class A	2,280	1,308,104
Nasdaq, Inc.	94,830	9,210,838
Navient Corp.	1,100	14,300
NCR Atleos Corp. (a)	100	3,811
NewtekOne, Inc.	28,302	321,228
Northern Trust Corp.	22,652	3,094,037
Nuveen Churchill Direct Lending Corp.	1,100	14,674
Oaktree Specialty Lending Corp.	31	395
OFS Capital Corp.	1,800	8,568
Onity Group, Inc. (a)	94	4,304

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2025 (Unaudited)

Security Description	Shares	Value
Open Lending Corp., Class A (a)	18,400	$28,520
Oportun Financial Corp. (a)	8,700	46,023
Oppenheimer Holdings, Inc., Class A (a)	600	43,374
OppFi, Inc. (a)	6,000	62,760
Orchid Island Capital, Inc.	16,500	118,800
Palmer Square Capital BDC, Inc.	1,400	17,066
Payoneer Global, Inc. (a)	31,400	176,468
Paysafe Ltd. (a)	675	5,461
Paysign, Inc. (a)	2,600	13,390
Piper Sandler Cos.	13,866	4,710,419
Prospect Capital Corp.	103,600	268,324
Regional Management Corp.	200	7,750
Rithm Property Trust, Inc.	266	4,410
Rocket Cos., Inc., Class A (a)	80,136	1,551,433
Runway Growth Finance Corp.	5,300	47,329
S&P Global, Inc.	12	6,271
Shift4 Payments, Inc., Class A (a)	10,553	664,523
Silvercrest Asset Management Group, Inc., Class A	300	4,557
SLR Investment Corp.	800	12,368
SoFi Technologies, Inc. (a)	458,989	12,016,332
Starwood Property Trust, Inc.	95,530	1,720,495
Stellus Capital Investment Corp.	1,300	16,484
Sui Group Holdings Ltd. (a)	17,300	28,891
TPG RE Finance Trust, Inc.	12,800	110,208
Tradeweb Markets, Inc., Class A	21,537	2,316,089
TriplePoint Venture Growth BDC Corp., Class B	4,100	26,814
UWM Holdings Corp.	56,000	245,280
Visa, Inc., Class A	18,269	6,407,121
Waterstone Financial, Inc.	300	4,965
Wealthfront Corp. (a)	111,853	1,520,082
Western Union Co.	28,500	265,335
WhiteHorse Finance, Inc.	2,000	13,900
WisdomTree, Inc.	100	1,219

		125,311,445

Energy — 0.5%
Abundia Global Impact Group, Inc. (a)	40	79
Centrus Energy Corp., Class A (a),(b)	1,533	372,151
CNX Resources Corp. (a)	3,500	128,695
Crescent Energy Co., Class A	25	210
CVR Energy, Inc. (a)	2,400	61,056
Delek U.S. Holdings, Inc.	11,800	349,988
Denison Mines Corp. (a)	71,000	188,860
Devon Energy Corp.	17	623
Diamondback Energy, Inc. (b)	7,194	1,081,474
Diversified Energy Co.	1,500	21,720
Dorian LPG Ltd. (a)	1,900	46,246
DT Midstream, Inc.	2,100	251,328
Encore Energy Corp. (a)	5,800	14,384
Energy Fuels, Inc. (a)	100	1,454
Energy Vault Holdings, Inc. (a)	600	2,766
EQT Corp. (b)	12,268	657,565

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2025 (Unaudited)

Security Description	Shares	Value
Flowco Holdings, Inc., Class A	13,276	$248,792
Forum Energy Technologies, Inc. (a)	400	14,780
FutureFuel Corp.	4,800	15,312
Green Plains, Inc. (a)	14,500	142,100
HF Sinclair Corp.	2,000	92,160
Infinity Natural Resources, Inc., Class A (a)	9,483	139,685
Kinder Morgan, Inc.	1,700	46,733
Kodiak Gas Services, Inc.	98,230	3,673,802
Marathon Petroleum Corp.	6,000	975,780
Nabors Industries Ltd. (a)	400	21,720
NACCO Industries, Inc., Class A	100	4,904
Natural Gas Services Group, Inc.	400	13,460
North American Construction Group Ltd.	1,600	22,992
Obsidian Energy Ltd. (a)	400	2,452
Oil States International, Inc. (a)	400	2,708
Ovintiv, Inc.	18	705
Par Pacific Holdings, Inc. (a)	2,400	84,336
Patterson-UTI Energy, Inc.	1,585	9,684
PBF Energy, Inc., Class A	17,200	466,464
Peabody Energy Corp.	200	5,940
ProPetro Holding Corp. (a)	5,000	47,550
Ring Energy, Inc. (a)	13,900	12,093
Shell PLC, ADR (b)	10,636	781,533
Shell PLC (b)	38,128	1,412,416
SLB Ltd. (b)	4,583	175,896
Solaris Energy Infrastructure, Inc., Class A	5,400	248,238
Targa Resources Corp. (b)	6,593	1,216,409
Transocean Ltd. (a)	242,233	1,000,422
Uranium Energy Corp. (a)	14,224	166,136
Ur-Energy, Inc. (a)	1,900	2,641
Valero Energy Corp.	3,200	520,928
Venture Global, Inc., Class A	10,500	71,610
Vermilion Energy, Inc.	900	7,506
Viper Energy, Inc., Class A (b)	54,141	2,091,467
W&T Offshore, Inc.	18,400	29,992
WaterBridge Infrastructure LLC, Class A (a)	47,415	948,774
Weatherford International PLC (b)	5,392	421,978

		18,318,697

Financial Services — 0.1%
Activate Energy Acquisition Corp. (a)	33,230	332,300
Curo Group Holdings Corp. (a),(b)	24,194	189,512
Curo Group Holdings LLC (a),(b)	621,609	4,869,063
PennantPark Investment Corp.	11,000	65,560
Social Commerce Partners Corp. (a)	22,848	228,480

		5,684,915

Food & Staples Retailing — 0.0%
Costco Wholesale Corp.	20	17,247
Dollar General Corp.	500	66,385
Ingles Markets, Inc., Class A	300	20,565
Maison Solutions, Inc., Class A (a)	46	14
Natural Grocers by Vitamin Cottage, Inc., Class C	900	22,545

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2025 (Unaudited)

Security Description	Shares	Value
Village Super Market, Inc., Class A	200	$7,079
Weis Markets, Inc.	1,100	70,499

		204,334

Food, Beverage & Tobacco — 0.3%
B&G Foods, Inc., Class A	17,500	75,250
Campbell’s Co.	62,900	1,753,023
Coca-Cola Co. (b)	143	9,997
Conagra Brands, Inc.	85,600	1,481,736
Dole PLC	11,400	170,886
General Mills, Inc.	4,899	227,804
Hain Celestial Group, Inc. (The) (a)	19,900	21,293
Hormel Foods Corp.	54,400	1,289,280
J.M. Smucker Co.	400	39,124
JBS NV, Class A (a),(b)	40,813	588,523
John B Sanfilippo & Son, Inc. (a)	1,500	105,900
Kraft Heinz Co. (b)	116	2,813
Laird Superfood, Inc. (a)	400	888
Lamb Weston Holdings, Inc. (b)	2,093	87,676
Lifeway Foods, Inc. (a)	100	2,423
Limoneira Co.	400	5,050
MGP Ingredients, Inc.	2,100	51,030
Molson Coors Beverage Co., Class B	5,300	247,404
National Beverage Corp. (a)	2,600	82,914
Post Holdings, Inc. (a)	8,300	822,115
Simply Good Foods Co. (a)	1,300	26,104
Smithfield Foods, Inc.	83,039	1,854,261
Tootsie Roll Industries, Inc.	45	1,648
Turning Point Brands, Inc.	300	32,520
Tyson Foods, Inc., Class A	5,500	322,410
Universal Corp.	1,800	94,950
Village Farms International, Inc. (a)	12,300	44,895
Vita Coco Co., Inc. (The) (a)	1,800	95,418
Vital Farms, Inc. (a)	6,800	217,192
Zevia PBC, Class A (a)	4,000	9,280

		9,763,807

Health Care Equipment & Services — 1.3%
Acadia Healthcare Co., Inc. (a)	3,200	45,408
Accuray, Inc. (a)	700	577
agilon health, Inc. (a)	12,800	8,815
Alphatec Holdings, Inc. (a)	22,400	471,296
American Well Corp., Class A (a)	635	3,118
AMN Healthcare Services, Inc. (a)	5,300	83,528
AngioDynamics, Inc. (a)	2,100	26,964
Ardent Health, Inc. (a)	200	1,766
Artivion, Inc. (a)	1,600	72,976
Assure Holdings Corp. (a)	0	80
ATI Physical Therapy, Inc. (a),(b),(e)	894	0
ATI Physical Therapy, Inc. (a),(b),(e)	214,905	290,122
AtriCure, Inc. (a)	3,900	154,284
Avanos Medical, Inc. (a)	600	6,738
Aveanna Healthcare Holdings, Inc. (a)	100	817

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2025 (Unaudited)

Security Description	Shares	Value
Axogen, Inc. (a)	1,200	$39,276
Beta Bionics, Inc. (a)	1,100	33,517
Billiontoone, Inc., Class A (a)	4,276	349,948
Bioventus, Inc., Class A (a)	600	4,464
Boston Scientific Corp. (a)	134,500	12,824,575
BrightSpring Health Services, Inc. (a)	56,898	2,130,830
Brookdale Senior Living, Inc. (a)	8,509	91,812
Cardinal Health, Inc.	3,000	616,500
CareCloud, Inc. (a)	500	1,460
Centene Corp. (a)	61,300	2,522,495
Ceribell, Inc. (a)	2,900	63,597
Cerus Corp. (a)	19,000	39,140
Chemed Corp.	100	42,786
Cigna Group (b)	811	223,212
ClearPoint Neuro, Inc. (a)	900	12,312
Community Health Systems, Inc. (a)	30,400	94,848
CorVel Corp. (a)	200	13,534
Cosmos Health, Inc. (a)	47	23
DaVita, Inc. (a),(b)	11	1,250
Definitive Healthcare Corp. (a)	1,500	4,305
Dexcom, Inc. (a)	3,200	212,384
Electromed, Inc. (a)	1,800	52,416
Encompass Health Corp.	100	10,614
Enhabit, Inc. (a)	300	2,766
Evolent Health, Inc., Class A (a)	2,000	8,000
Fractyl Health, Inc. (a)	19,800	43,560
Fulgent Genetics, Inc. (a)	2,100	55,167
Glaukos Corp. (a)	900	101,619
Guardant Health, Inc. (a)	35,786	3,655,182
Guardian Pharmacy Services, Inc., Class A (a)	18,966	570,687
HealthStream, Inc.	2,300	53,061
HeartFlow, Inc. (a)	18,966	552,859
Hinge Health, Inc., Class A (a)	37,932	1,761,941
InfuSystem Holdings, Inc. (a)	500	4,485
Inogen, Inc. (a)	400	2,688
Integra LifeSciences Holdings Corp. (a)	2,800	34,776
Intuitive Surgical, Inc. (a),(b)	25,034	14,178,256
iRadimed Corp.	400	38,912
iSpecimen, Inc. (a)	26	7
Kestra Medical Technologies Ltd. (a)	18,966	502,978
LeMaitre Vascular, Inc.	200	16,220
Lumexa Imaging Holdings, Inc. (a)	116,302	2,151,587
Molina Healthcare, Inc. (a)	8,600	1,492,444
National HealthCare Corp.	100	13,709
National Research Corp.	100	1,877
Neuronetics, Inc. (a)	1,800	2,484
NeuroPace, Inc. (a)	200	3,088
Novocure Ltd. (a)	1,300	16,809
Omnicell, Inc. (a)	2,000	90,600
OPKO Health, Inc. (a)	1	1
Owens & Minor, Inc. (a)	9,400	26,320
PACS Group, Inc. (a)	1,200	46,068

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2025 (Unaudited)

Security Description	Shares	Value
Pennant Group, Inc. (a)	1,300	$36,595
PROCEPT BioRobotics Corp. (a)	100	3,146
Quipt Home Medical Corp. (a)	300	1,059
RxSight, Inc. (a)	9,000	93,780
Schrodinger, Inc. (a)	5,800	103,704
Select Medical Holdings Corp.	1,100	16,335
SI-BONE, Inc. (a)	1,700	33,524
Sight Sciences, Inc. (a)	1,200	9,516
Simulations Plus, Inc. (a)	200	3,646
SiNtx Technologies, Inc. (a)	43	166
Tactile Systems Technology, Inc. (a)	300	8,700
Tandem Diabetes Care, Inc. (a)	14,800	325,304
Tenet Healthcare Corp. (a),(b)	2,340	465,005
TransMedics Group, Inc. (a)	5,200	632,580
UnitedHealth Group, Inc.	20	6,602
Varex Imaging Corp. (a)	3,800	44,270
Veeva Systems, Inc., Class A (a)	120	26,788
Viemed Healthcare, Inc. (a)	1,600	11,888
Waystar Holding Corp. (a)	56,898	1,863,409

		49,665,955

Household & Personal Products — 0.2%
BellRing Brands, Inc. (a)	5,100	136,323
Central Garden & Pet Co., Class A (a)	100	2,919
Church & Dwight Co., Inc.	5,200	436,020
Clorox Co.	5,200	524,316
Coty, Inc., Class A (a)	10,200	31,416
Edgewell Personal Care Co.	6,700	114,235
Energizer Holdings, Inc.	1,000	19,890
Estee Lauder Cos., Inc., Class A (b)	19,214	2,012,090
Herbalife Ltd. (a)	10,000	128,900
Kenvue, Inc. (b)	93,301	1,609,443
Kimberly-Clark Corp. (b)	37,153	3,748,366
Medifast, Inc. (a)	1,100	11,748
Nature’s Sunshine Products, Inc. (a)	600	12,948
Nu Skin Enterprises, Inc., Class A	10,000	96,200
Olaplex Holdings, Inc. (a)	3,800	5,092
Spectrum Brands Holdings, Inc.	3,000	177,240
USANA Health Sciences, Inc. (a)	400	7,852

		9,074,998

Insurance — 1.5%
Accelerant Holdings, Class A (a)	37,932	620,188
American Coastal Insurance Corp., Class C (a)	600	7,578
AMERISAFE, Inc.	193	7,413
Arch Capital Group Ltd. (a)	114,000	10,934,880
Ategrity Specialty Holdings LLC (a)	100	2,101
Bowhead Specialty Holdings, Inc. (a)	10,112	288,596
Brown & Brown, Inc.	35,561	2,834,212
Chubb Ltd. (b)	70	21,848
CNA Financial Corp.	1,800	85,932
Crawford & Co., Class A	300	3,375
eHealth, Inc. (a)	5,700	26,220

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2025 (Unaudited)

Security Description	Shares	Value
Exzeo Group, Inc. (a)	28,449	$689,888
F&G Annuities & Life, Inc.	700	21,595
Hagerty, Inc., Class A (a)	1,300	17,472
Hearthside Equity (a),(b)	215,636	3,252,438
Heritage Insurance Holdings, Inc. (a)	2,200	64,372
James River Group Holdings, Inc.	6,500	41,340
Kemper Corp.	1,700	68,918
Kingstone Cos., Inc.	400	6,732
Kinsale Capital Group, Inc.	23,046	9,013,752
Lemonade, Inc. (a)	7,527	535,772
Marsh & McLennan Cos., Inc.	3,300	612,216
MBIA, Inc. (a)	100	716
Mercury General Corp.	2,000	188,120
Oscar Health, Inc., Class A (a)	40,000	574,800
Progressive Corp.	44,600	10,156,312
RLI Corp. (a)	168,750	10,796,625
Skyward Specialty Insurance Group, Inc. (a)	3,600	183,996
Stewart Information Services Corp.	4,742	333,173
Trupanion, Inc. (a)	200	7,474
United Fire Group, Inc.	200	7,270
Universal Insurance Holdings, Inc.	4,300	145,340
W R Berkley Corp. (a)	50,000	3,506,000

		55,056,664

Materials — 0.6%
AdvanSix, Inc.	1,000	17,300
Albemarle Corp.	6,600	933,504
Algoma Steel Group, Inc.	300	1,230
Alto Ingredients, Inc. (a)	6,800	19,584
American Battery Technology Co. (a)	3,900	13,026
American Vanguard Corp. (a)	2,600	9,932
Amrize Ltd. (a)	1,700	91,936
Ardagh Metal Packaging SA	100	410
Ascent Industries Co. (a)	100	1,619
Aspen Aerogels, Inc. (a)	200	566
Aura Minerals, Inc.	3,000	151,245
B2Gold Corp.	233,000	1,050,830
Balchem Corp.	1,200	184,032
Barrick Mining Corp.	1,900	82,745
Celanese Corp. (b)	2,026	85,659
Centerra Gold, Inc.	1,300	18,681
CF Industries Holdings, Inc.	2,400	185,616
Cleveland-Cliffs, Inc. (a)	6,500	86,320
Coeur Mining, Inc. (a)	8,901	158,705
Crown Holdings, Inc.	5,400	556,038
Dow, Inc.	20,500	479,290
DuPont de Nemours, Inc. (b)	11,817	475,044
Eastman Chemical Co.	6,000	382,980
Endeavour Silver Corp. (a)	16,600	156,040
FMC Corp.	800	11,096
Fortuna Mining Corp. (a)	300	2,943
Franco-Nevada Corp.	5,400	1,119,312

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2025 (Unaudited)

Security Description	Shares	Value
Freeport-McMoRan, Inc.	2,800	$142,212
Galiano Gold, Inc. (a)	3,100	7,843
Gold Resource Corp. (a)	4,600	3,809
Gold Royalty Corp. (a)	15,300	61,812
Graphic Packaging Holding Co.	7,100	106,926
Huntsman Corp.	11,200	112,000
i-80 Gold Corp. (a)	33,200	48,472
Innospec, Inc.	700	53,578
Integra Resources Corp. (a)	2,100	8,421
IT Tech Packaging, Inc. (a)	3,700	809
Koppers Holdings, Inc.	400	10,832
Linde PLC	32,500	13,857,675
Lithium Americas Corp. (a)	5,215	22,737
Magnera Corp. (a)	221	3,346
Mativ Holdings, Inc.	100	1,215
McEwen, Inc. (a)	2,900	53,679
Metalla Royalty & Streaming Ltd. (a)	4,800	37,344
Metallus, Inc. (a)	200	3,432
MP Materials Corp. (a)	4,200	212,184
New Found Gold Corp. (a)	2,600	7,722
Northern Dynasty Minerals Ltd. (a)	34,900	68,753
O-I Glass, Inc. (a)	8,800	129,888
OR Royalties, Inc.	9,100	322,049
Origin Materials, Inc. (a)	300	64
Osisko Development Corp. (a)	5,600	19,544
Pan American Silver Corp.	100	5,181
Ramaco Resources, Inc., Class A (a)	12,100	217,800
Ryerson Holding Corp.	100	2,516
Scotts Miracle-Gro Co.	600	35,010
Sensient Technologies Corp.	200	18,790
Sherwin-Williams Co. (b)	2,160	699,905
Silgan Holdings, Inc.	1,300	52,481
Solstice Advanced Materials, Inc. (a)	800	38,864
Southern Copper Corp.	60	8,608
Stepan Co.	200	9,472
Taseko Mines Ltd. (a)	1,400	7,924
Tredegar Corp. (a)	600	4,308
Triple Flag Precious Metals Corp.	3,800	126,236
Tronox Holdings PLC, Class A	500	2,085
U.S. Antimony Corp. (a)	9,000	45,180
Vista Gold Corp. (a)	2,100	4,137
Vox Royalty Corp.	100	474

		22,851,000

Media & Entertainment — 1.2%
Advantage Solutions, Inc. (a)	500	440
Alphabet, Inc., Class C (b)	4,634	1,454,149
Alphabet, Inc., Class A (b)	8,020	2,510,260
AMC Networks, Inc., Class A (a)	5,800	55,216
Bumble, Inc., Class A (a)	18,700	66,759
Cineverse Corp. (a)	19	40
Clear Channel Outdoor Holdings, Inc. (a)	1,800	3,978

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2025 (Unaudited)

Security Description	Shares	Value
DoubleVerify Holdings, Inc. (a)	400	$4,576
EchoStar Corp., Class A (a)	37,932	4,123,208
Entravision Communications Corp., Class A	700	2,051
Eventbrite, Inc., Class A (a)	13,000	57,850
EW Scripps Co. (The), Class A (a)	3,800	15,162
Fox Corp., Class A	400	29,228
fuboTV, Inc. (a)	67,700	170,604
Getty Images Holdings, Inc. (a)	39	52
iHeartMedia, Inc., Class A (a)	1,200	4,992
IMAX Corp. (a)	800	29,568
Learfield Communications LLC (a),(b),(e)	91,802	10,281,824
Liberty Live Holdings, Inc., Class A (a),(b)	2,909	237,084
Liberty Live Holdings, Inc., Class C (a),(b)	4,706	391,351
Liberty Media Corp.-Liberty Formula One, Class C (a),(b)	5,131	505,455
LQR House, Inc. (a)	29	26
Meta Platforms, Inc., Class A (b)	2,052	1,354,505
MNTN, Inc., Class A (a)	9,983	119,197
Netflix, Inc. (a)	500	46,880
New York Times Co., Class A	23,700	1,645,254
Nextdoor Holdings, Inc. (a)	10,200	21,420
NIQ Global Intelligence PLC (a)	56,898	938,248
Pinterest, Inc., Class A (a)	37,300	965,697
Playstudios, Inc. (a)	4,400	2,867
Playtika Holding Corp.	24,100	95,195
PubMatic, Inc., Class A (a)	1,800	15,966
ROBLOX Corp., Class A (a),(b)	146,547	11,874,704
Roku, Inc. (a)	22,900	2,484,421
Sirius XM Holdings, Inc.	6,081	121,590
Skillz, Inc. (a)	200	862
Snap, Inc., Class A (a)	191,900	1,548,633
Sphere Entertainment Co. (a)	2,600	247,208
Spotify Technology SA (a)	20	11,614
System1, Inc. (a)	20	78
Take-Two Interactive Software, Inc. (a),(b)	5,105	1,307,033
Teads Holding Co. (a)	1,600	1,126
TechTarget, Inc. (a)	900	4,860
Thryv Holdings, Inc. (a)	200	1,210
Townsquare Media, Inc., Class A	2,300	11,822
Trade Desk, Inc., Class A (a)	96,800	3,674,528
Travelzoo (a)	1,200	8,544
TrueCar, Inc. (a)	400	904
Walt Disney Co. (b)	165	18,772
ZipRecruiter, Inc., Class A (a)	3,300	12,870

		46,479,881

Pharmaceuticals, Biotechnology & Life Sciences — 1.8%
10X Genomics, Inc., Class A (a)	16,000	260,960
4D Molecular Therapeutics, Inc. (a)	4,400	33,000
Aardvark Therapeutics, Inc. (a)	200	2,625
AbCellera Biologics, Inc. (a)	65,700	224,694
Absci Corp. (a)	1,300	4,537
ACADIA Pharmaceuticals, Inc. (a)	2,000	53,420

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2025 (Unaudited)

Security Description	Shares	Value
Achieve Life Sciences, Inc. (a)	3,000	$14,910
Aclaris Therapeutics, Inc. (a)	3,600	10,836
Acrivon Therapeutics, Inc. (a)	5,696	13,727
Actinium Pharmaceuticals, Inc. (a)	3,114	4,235
Acumen Pharmaceuticals, Inc. (a)	6,300	13,293
Adaptive Biotechnologies Corp. (a)	400	6,496
Adicet Bio, Inc. (a)	1,889	15,905
Agenus, Inc. (a)	25	78
Agios Pharmaceuticals, Inc. (a)	400	10,888
Akebia Therapeutics, Inc. (a)	3,400	5,474
Aldeyra Therapeutics, Inc. (a)	500	2,590
Alector, Inc. (a)	13,200	20,592
Alkermes PLC (a)	3,700	103,526
Allogene Therapeutics, Inc. (a)	49,400	67,678
Alnylam Pharmaceuticals, Inc. (a)	25,840	10,275,276
Altimmune, Inc. (a)	10,900	39,349
Alto Neuroscience, Inc. (a)	1,400	24,920
Alumis, Inc. (a)	512	4,997
ALX Oncology Holdings, Inc. (a)	11,300	12,769
Amgen, Inc.	5,520	1,806,751
Amicus Therapeutics, Inc. (a)	1,400	19,936
Amylyx Pharmaceuticals, Inc. (a)	6,100	73,688
AN2 Therapeutics, Inc. (a)	3,000	3,420
AnaptysBio, Inc. (a)	5,100	247,248
Anavex Life Sciences Corp. (a)	19,600	69,776
Anika Therapeutics, Inc. (a)	1,600	15,376
Annovis Bio, Inc. (a)	400	1,384
Apellis Pharmaceuticals, Inc. (a)	500	12,560
Apogee Therapeutics, Inc. (a)	9,483	715,777
AquaBounty Technologies, Inc. (a)	200	186
Aquestive Therapeutics, Inc. (a)	3,900	25,194
Arcturus Therapeutics Holdings, Inc. (a)	6,200	38,006
Arcutis Biotherapeutics, Inc. (a)	800	23,232
Ardelyx, Inc. (a)	17,600	102,608
Arvinas, Inc. (a)	9,800	116,228
Assertio Holdings, Inc. (a)	743	6,739
Atea Pharmaceuticals, Inc. (a)	11,900	42,483
aTyr Pharma, Inc. (a)	11,500	9,006
Aurinia Pharmaceuticals, Inc. (a)	15,100	240,845
Avalo Therapeutics, Inc. (a)	400	7,264
Axsome Therapeutics, Inc. (a)	2,300	420,072
Aytu BioPharma, Inc. (a)	200	520
Bausch Health Cos., Inc. (a)	9,700	67,415
Beam Therapeutics, Inc. (a)	5,200	144,144
BioCardia, Inc. (a)	47	59
BioCryst Pharmaceuticals, Inc. (a)	44,100	343,980
Biofrontera, Inc. (a)	14	8
Biohaven Ltd. (a)	4,100	46,289
Biomea Fusion, Inc. (a)	2,300	2,852
BioVie, Inc. (a)	10	12
BNB Plus Corp. (a)	1	1
Bridgebio Pharma, Inc. (a)	28,883	2,209,261

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2025 (Unaudited)

Security Description	Shares	Value
Bright Minds Biosciences, Inc. (a)	9,483	$740,053
Bristol-Myers Squibb Co.	69,200	3,732,648
C4 Therapeutics, Inc. (a)	18,700	35,717
Cabaletta Bio, Inc. (a)	13,200	28,908
Capricor Therapeutics, Inc. (a)	18,966	547,359
Cardiff Oncology, Inc. (a)	4,700	13,207
Cardiol Therapeutics, Inc., Class A (a)	100	95
CareDx, Inc. (a)	400	7,536
Caribou Biosciences, Inc. (a)	19,100	30,369
Caris Life Sciences, Inc. (a)	93,899	2,533,395
Cartesian Therapeutics, Inc. (a)	40	288
Cassava Sciences, Inc. (a)	10,600	20,988
Cellectar Biosciences, Inc. (a)	1	3
CEL-SCI Corp. (a)	45	237
Centessa Pharmaceuticals PLC, ADR (a)	9,483	237,170
Century Therapeutics, Inc. (a)	19,100	19,001
Citius Pharmaceuticals, Inc. (a)	38	30
Climb Bio, Inc. (a)	2,100	8,400
Codexis, Inc. (a)	100	163
Cogent Biosciences, Inc. (a)	6,638	235,782
Coherus Oncology, Inc. (a)	3,700	5,254
Crescent Biopharma, Inc. (a)	200	2,372
Cullinan Therapeutics, Inc. (a)	800	8,280
Cytokinetics, Inc. (a)	1,800	114,372
CytomX Therapeutics, Inc. (a)	4,600	19,596
Danaher Corp. (b)	4,655	1,065,623
Dare Bioscience, Inc. (a)	100	193
Denali Therapeutics, Inc. (a)	400	6,604
Design Therapeutics, Inc. (a)	2,200	20,636
Dianthus Therapeutics, Inc. (a)	100	4,121
Disc Medicine, Inc. (a)	6,638	527,124
Dynavax Technologies Corp. (a)	15,100	232,238
Dyne Therapeutics, Inc. (a)	6,638	129,839
Editas Medicine, Inc. (a)	19,000	38,950
Enanta Pharmaceuticals, Inc. (a)	3,700	58,349
Equillium, Inc. (a)	300	465
Ernexa Therapeutics, Inc. (a)	49	59
Esperion Therapeutics, Inc. (a)	52,500	194,250
Evommune, Inc. (a)	14,224	243,515
Exagen, Inc. (a)	2,400	14,592
Fate Therapeutics, Inc. (a)	25,300	24,860
FibroGen, Inc. (a)	185	1,624
Forte Biosciences, Inc. (a)	29	791
Fortress Biotech, Inc. (a)	220	805
Fulcrum Therapeutics, Inc. (a)	9,483	107,253
Generation Bio Co. (a)	50	284
Geron Corp. (a)	1,600	2,112
Gossamer Bio, Inc. (a)	43,400	134,540
Harmony Biosciences Holdings, Inc. (a)	400	14,968
Harvard Bioscience, Inc. (a)	9,800	6,554
Heron Therapeutics, Inc. (a)	7,300	9,490
High Tide, Inc. (a)	2,400	6,360

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2025 (Unaudited)

Security Description	Shares	Value
Humacyte, Inc. (a)	2,300	$2,209
Hyperion DeFi, Inc. (a)	49	174
iBio, Inc. (a)	1,100	2,123
ImmunityBio, Inc. (a)	9,302	18,418
IN8bio, Inc. (a)	500	1,170
Innoviva, Inc. (a)	700	13,993
Inotiv, Inc. (a)	600	337
Inovio Pharmaceuticals, Inc. (a)	1,108	1,928
Insilico Medicine Cayman TopCo (a)	32,049	152,942
Insmed, Inc. (a),(b)	16,885	2,938,665
Intellia Therapeutics, Inc. (a)	25,400	228,346
Invivyd, Inc. (a)	12,700	31,369
Ionis Pharmaceuticals, Inc. (a)	35,600	2,816,316
Iovance Biotherapeutics, Inc. (a)	46,300	126,399
Ironwood Pharmaceuticals, Inc. (a)	35,500	119,635
Jade Biosciences, Inc. (a)	5	77
Janux Therapeutics, Inc. (a)	800	11,040
Kairos Pharma Ltd. (a)	35	25
Karyopharm Therapeutics, Inc. (a)	1,367	10,061
Keros Therapeutics, Inc. (a)	1,800	36,648
Kiniksa Pharmaceuticals International PLC, Class A (a)	1,200	49,500
Kodiak Sciences, Inc. (a)	3,400	95,064
Kura Oncology, Inc. (a)	500	5,195
Kymera Therapeutics, Inc. (a)	13,490	1,049,657
Kyverna Therapeutics, Inc. (a)	700	6,580
Larimar Therapeutics, Inc. (a)	1,333	5,079
Legend Biotech Corp., ADR (a)	5,900	128,266
LENZ Therapeutics, Inc. (a)	228	3,648
Lexeo Therapeutics, Inc. (a)	500	4,965
Lexicon Pharmaceuticals, Inc. (a)	1,100	1,265
Liquidia Corp. (a)	2,900	100,021
Lite Strategy, Inc. (a)	2,600	3,432
Lyell Immunopharma, Inc. (a)	145	4,463
MacroGenics, Inc. (a)	13,900	22,379
MannKind Corp. (a)	1,800	10,206
MapLight Therapeutics, Inc. (a)	17,803	312,710
Maravai LifeSciences Holdings, Inc., Class A (a)	13,800	44,850
MaxCyte, Inc. (a)	1,500	2,325
Maze Therapeutics, Inc. (a)	9,483	392,881
MediciNova, Inc. (a)	100	131
Medpace Holdings, Inc. (a)	700	393,155
Merck & Co., Inc. (b)	21,642	2,278,037
Metagenomi, Inc. (a)	2,600	4,212
Milestone Pharmaceuticals, Inc. (a)	10,900	22,018
MiMedx Group, Inc. (a)	100	677
Mind Medicine MindMed, Inc. (a)	42,673	571,391
Mineralys Therapeutics, Inc. (a)	5,300	192,337
Mirum Pharmaceuticals, Inc. (a)	2,800	221,172
Moderna, Inc. (a)	85,900	2,533,191
MoonLake Immunotherapeutics (a)	1,100	14,498
Myriad Genetics, Inc. (a)	5,600	34,440
Natera, Inc. (a)	1,700	389,453

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2025 (Unaudited)

Security Description	Shares	Value
Nektar Therapeutics (a)	4,160	$175,885
Neumora Therapeutics, Inc. (a)	18,800	33,652
Neurocrine Biosciences, Inc. (a)	9,100	1,290,653
Nkarta, Inc. (a)	8,200	15,170
NovaBay Pharmaceuticals, Inc. (a)	31	175
Nuvalent, Inc., Class A (a)	4,742	476,998
Nuvation Bio, Inc. (a)	6,200	55,552
Ocugen, Inc. (a)	2,100	2,835
Ocular Therapeutix, Inc. (a)	800	9,712
Omeros Corp. (a)	4,600	79,005
OmniAb, Inc. (a)	1,800	3,330
OnKure Therapeutics, Inc., Class A (a)	470	1,363
Opus Genetics, Inc. (a)	100	201
Organigram Global, Inc. (a)	425	714
Organon & Co.	16,500	118,305
ORIC Pharmaceuticals, Inc. (a)	100	818
Ovid therapeutics, Inc. (a)	3,000	4,890
Pacific Biosciences of California, Inc. (a)	9,200	17,204
PepGen, Inc. (a)	38	247
Perrigo Co. PLC	900	12,528
Perspective Therapeutics, Inc. (a)	12,310	33,852
Phio Pharmaceuticals Corp. (a)	4	4
Pliant Therapeutics, Inc. (a)	13,500	16,470
PMV Pharmaceuticals, Inc. (a)	11,000	13,750
Precision BioSciences, Inc. (a)	1,819	7,567
Prelude Therapeutics, Inc. (a)	5,800	16,820
Prime Medicine, Inc. (a)	2,600	9,022
Puma Biotechnology, Inc. (a)	300	1,785
Q32 Bio, Inc. (a)	7	23
Quanterix Corp. (a)	1,445	9,190
Quince Therapeutics, Inc. (a)	100	335
RAPT Therapeutics, Inc. (a)	412	13,954
Regeneron Pharmaceuticals, Inc.	16,000	12,349,920
REGENXBIO, Inc. (a)	100	1,440
Relay Therapeutics, Inc. (a)	21,300	180,198
Relmada Therapeutics, Inc. (a)	3,900	18,837
Replimune Group, Inc. (a)	100	972
Revolution Medicines, Inc. (a)	1,555	123,856
Rocket Pharmaceuticals, Inc. (a)	23,800	83,538
Sana Biotechnology, Inc. (a)	1,300	5,291
Sangamo Therapeutics, Inc. (a)	72,900	30,618
Sarepta Therapeutics, Inc. (a)	23,000	494,960
Seer, Inc. (a)	5,100	9,333
SELLAS Life Sciences Group, Inc. (a)	1,633	6,156
Shattuck Labs, Inc. (a)	3,200	11,680
Sionna Therapeutics, Inc. (a)	9,483	390,131
Skye Bioscience, Inc. (a)	300	225
Sotera Health Co. (a)	48,215	850,513
Spero Therapeutics, Inc. (a)	3,100	7,223
Spyre Therapeutics, Inc. (a)	18,966	621,326
Spyre Therapeutics, Inc. (a)	4,700	153,972
Structure Therapeutics, Inc., ADR (a)	9,483	659,543

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2025 (Unaudited)

Security Description	Shares	Value
Summit Therapeutics, Inc. (a),(b)	15	$262
Sutro Biopharma, Inc. (a)	770	8,909
Syndax Pharmaceuticals, Inc. (a)	9,600	201,696
Taysha Gene Therapies, Inc. (a)	300	1,650
Tempus AI, Inc. (a)	1,600	94,480
Tenaya Therapeutics, Inc. (a)	4,700	3,344
Terns Pharmaceuticals, Inc. (a)	3,793	153,237
TG Therapeutics, Inc. (a)	5,000	149,050
Theravance Biopharma, Inc. (a)	4,400	82,324
Theriva Biologics, Inc. (a)	31	7
TransCode Therapeutics, Inc. (a)	1	7
Travere Therapeutics, Inc. (a)	13,800	527,298
TScan Therapeutics, Inc. (a)	4,500	4,500
Tvardi Therapeutics, Inc. (a)	122	525
Tyra Biosciences, Inc. (a)	600	15,774
Ultragenyx Pharmaceutical, Inc. (a)	7,100	163,300
Upstream Bio, Inc. (a)	9,483	257,463
Vanda Pharmaceuticals, Inc. (a)	13,000	114,660
Ventyx Biosciences, Inc. (a)	7,600	68,628
Verastem, Inc. (a)	5,708	44,066
Verrica Pharmaceuticals, Inc. (a)	190	1,579
Viking Therapeutics, Inc. (a)	24,800	872,464
Vir Biotechnology, Inc. (a)	6,900	41,607
Viridian Therapeutics, Inc. (a)	18,966	590,222
Vistagen Therapeutics, Inc. (a)	1,447	958
Voyager Therapeutics, Inc. (a)	300	1,179
VYNE Therapeutics, Inc. (a)	3,800	2,204
Werewolf Therapeutics, Inc. (a)	2,100	1,330
West Pharmaceutical Services, Inc.	40	11,006
Whitehawk Therapeutics, Inc. (a)	200	484
Xencor, Inc. (a)	9,300	142,383
Xenon Pharmaceuticals, Inc. (a)	2,100	94,122
Xeris Biopharma Holdings, Inc. (a)	12,564	98,627
Xilio Therapeutics, Inc. (a)	100	64
Zentalis Pharmaceuticals, Inc. (a)	15,800	21,330
Zymeworks, Inc. (a)	100	2,633

		66,830,703

Real Estate — 0.2%
Acadia Realty Trust	100	2,054
Agree Realty Corp.	25,200	1,815,156
American Assets Trust, Inc.	300	5,679
American Healthcare REIT, Inc.	18,966	892,540
American Tower Corp., Class A	100	17,557
Armada Hoffler Properties, Inc.	400	2,648
Brandywine Realty Trust	7,100	20,732
COPT Defense Properties	900	25,020
Cousins Properties, Inc.	300	7,734
CTO Realty Growth, Inc.	200	3,682
Easterly Government Properties, Inc.	180	3,814
Empire State Realty Trust, Inc., Class A	100	652
Equinix, Inc.	720	551,635

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2025 (Unaudited)

Security Description	Shares	Value
Essential Properties Realty Trust, Inc.	47,932	$1,421,663
Farmland Partners, Inc.	5,300	51,357
Four Corners Property Trust, Inc.	12,200	281,332
Franklin Street Properties Corp.	800	757
Getty Realty Corp.	400	10,948
Gladstone Land Corp.	1,500	13,725
Global Net Lease, Inc.	1,694	14,568
Industrial Logistics Properties Trust	99	548
Lineage, Inc.	37,932	1,327,620
LTC Properties, Inc.	1,800	61,884
Medical Properties Trust, Inc.	36,800	184,000
Millrose Properties, Inc., Class A	10,988	328,212
Modiv Industrial, Inc.	100	1,439
NETSTREIT Corp.	18,300	322,812
Omega Healthcare Investors, Inc.	7,400	328,116
Orion Properties, Inc.	1,700	3,842
Pebblebrook Hotel Trust	3,900	44,148
Piedmont Realty Trust, Inc., Class A	200	1,668
Postal Realty Trust, Inc., Class A	3,000	48,420
RLJ Lodging Trust	3,500	26,075
Strawberry Fields REIT, Inc.	700	9,170
Ventas, Inc.	14,362	1,111,332
VICI Properties, Inc.	27	759

		8,943,298

Real Estate Management & Development — 0.0%
Avalon GloboCare Corp. (a)	3	3
Compass, Inc., Class A (a)	6,700	70,819
Douglas Elliman, Inc. (a)	2,800	6,636
Forestar Group, Inc. (a)	1,100	27,093
FRP Holdings, Inc. (a)	300	6,837
Landbridge Co. LLC, Class A	28,539	1,398,126
Marcus & Millichap, Inc.	200	5,458
Offerpad Solutions, Inc. (a)	3,800	4,598
Opendoor Technologies, Inc. (a)	61,700	359,711
Seritage Growth Properties, Class A (a)	700	2,275
Zillow Group, Inc. (a)	100	6,823

		1,888,379

Retailing — 0.9%
1-800-Flowers.com, Inc., Class A (a)	1,000	3,930
1stdibs.com, Inc. (a)	3,200	19,168
Amazon.com, Inc. (a),(b)	68,879	15,898,651
America’s Car-Mart, Inc. (a)	17,674	446,445
Arko Corp.	1,600	7,264
Brilliant Earth Group, Inc., Class A	1,200	2,100
Burlington Stores, Inc. (a),(b)	530	153,091
Caleres, Inc.	1,100	13,387
Camping World Holdings, Inc., Class A	3,300	32,109
CarMax, Inc. (a)	31,100	1,201,704
Carvana Co. (a)	3,540	1,493,951
Cato Corp. (The), Class A (a)	1,500	4,635
Chewy, Inc., Class A (a)	44,000	1,454,200

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2025 (Unaudited)

Security Description	Shares	Value
Citi Trends, Inc. (a)	500	$20,780
Designer Brands, Inc., Class A	9,200	68,356
Destination XL Group, Inc. (a)	100	92
Dick’s Sporting Goods, Inc. (b)	3,286	650,529
Five Below, Inc. (a)	2,900	546,244
Gap, Inc.	15,200	389,120
Gold.com, Inc.	999	34,016
Groupon, Inc. (a)	22	387
GrowGeneration Corp. (a)	1,100	1,650
Home Depot, Inc. (b)	7,237	2,490,252
J Jill, Inc.	100	1,372
Kohl’s Corp.	2,000	40,820
Leslie’s, Inc. (a)	50	83
Lowe’s Cos., Inc. (b)	2,014	485,696
Monro, Inc.	300	6,012
Newegg Commerce, Inc. (a)	5	254
Outdoor Holding Co. (a)	1,000	1,710
Pattern Group, Inc., Class A (a)	28,449	328,301
Petco Health & Wellness Co., Inc. (a)	40,000	112,400
QVC Group, Inc. (a)	992	10,376
RealReal, Inc. (The) (a)	25,600	403,968
Rent the Runway, Inc., Class A (a)	125	989
RH (a)	2,000	358,300
Ross Stores, Inc. (b)	13,198	2,377,488
Sleep Number Corp. (a)	700	5,922
Sonic Automotive, Inc., Class A	100	6,186
Sportsman’s Warehouse Holdings, Inc. (a)	6,500	9,490
Stitch Fix, Inc., Class A (a)	100	525
ThredUp, Inc., Class A (a)	10,200	65,178
Tilly’s, Inc., Class A (a)	2,300	4,577
TJX Cos., Inc.	26,200	4,024,582
Wayfair, Inc., Class A (a)	23,500	2,359,635

		35,535,925

Semiconductors & Semiconductor Equipment — 1.9%
Advanced Micro Devices, Inc. (a),(b)	71,954	15,409,669
Aehr Test Systems (a)	300	6,057
Alpha & Omega Semiconductor Ltd. (a)	1,600	31,696
Ambiq Micro, Inc. (a)	9,483	270,266
Amkor Technology, Inc.	700	27,636
Amtech Systems, Inc. (a)	999	12,537
ARM Holdings PLC, ADR (a)	7,900	863,549
Astera Labs, Inc. (a)	17,500	2,911,300
Atomera, Inc. (a)	600	1,326
AXT, Inc. (a)	1,700	27,795
Broadcom, Inc. (b)	8,842	3,060,216
Canadian Solar, Inc. (a)	8,500	202,045
Cohu, Inc. (a)	1,900	44,213
Credo Technology Group Holding Ltd. (a)	7,500	1,079,175
Diodes, Inc. (a)	200	9,868
Enphase Energy, Inc. (a)	28,700	919,835
Everspin Technologies, Inc. (a)	1,600	14,848

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2025 (Unaudited)

Security Description	Shares	Value
First Solar, Inc. (a),(b)	380	$99,267
GLOBALFOUNDRIES, Inc. (a)	10,300	359,676
Intel Corp. (a)	134,600	4,966,740
inTEST Corp. (a)	1,100	8,217
Lam Research Corp.	4,200	718,956
Marvell Technology, Inc. (b)	1,185	100,701
Maxeon Solar Technologies Ltd. (a)	21	58
MaxLinear, Inc. (a)	10,500	183,015
Microchip Technology, Inc.	300	19,116
Micron Technology, Inc.	47,900	13,671,139
NVIDIA Corp. (b)	103,426	19,288,949
ON Semiconductor Corp. (a)	38,000	2,057,700
Qnity Electronics, Inc., Class WI (b)	11,688	954,325
Qorvo, Inc. (a),(b)	4	338
QuickLogic Corp. (a)	100	601
Rigetti Computing, Inc. (a)	9,483	210,049
Skyworks Solutions, Inc.	21,000	1,331,610
SolarEdge Technologies, Inc. (a)	13,100	377,935
Synaptics, Inc. (a)	200	14,804
Teradyne, Inc.	1,500	290,340
Texas Instruments, Inc.	1,700	294,933
Veeco Instruments, Inc. (a)	30	857
Wolfspeed, Inc. (a)	100	1,741

		69,843,098

Software & Services — 2.9%
8x8, Inc. (a)	10,600	20,882
A10 Networks, Inc.	4,300	76,067
ACI Worldwide, Inc. (a)	135,297	6,468,550
Adobe, Inc. (a)	36,760	12,865,632
Akamai Technologies, Inc. (a)	24,800	2,163,800
Alarm.com Holdings, Inc. (a)	100	5,102
Alkami Technology, Inc. (a)	153,681	3,545,421
Amdocs Ltd.	2,186	175,995
American Bitcoin Corp., Class A (a)	1,140	1,938
Amplitude, Inc., Class A (a)	5,700	66,006
Appian Corp., Class A (a)	1,300	46,046
AppLovin Corp., Class A (a),(b)	459	309,283
Asana, Inc., Class A (a)	14,800	202,908
Atlassian Corp., Class A (a)	26,700	4,329,138
Avax One Technology Ltd. (a)	1	2
AvePoint, Inc. (a)	4,500	62,505
Backblaze, Inc., Class A (a)	3,700	17,242
C3.ai, Inc., Class A (a)	5,400	72,792
CCC Intelligent Solutions Holdings, Inc. (a)	189,660	1,507,797
Cerence, Inc. (a)	7,000	74,830
Cipher Mining, Inc. (a)	43,600	643,536
Circle Internet Group, Inc. (a)	31,707	2,514,365
CISO Global, Inc. (a)	8	4
Cloudflare, Inc., Class A (a)	46,800	9,226,620
Commerce.com, Inc. (a)	400	1,648
Commvault Systems, Inc. (a)	1,400	175,504

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2025 (Unaudited)

Security Description	Shares	Value
Core Scientific, Inc. (a),(b)	22,831	$332,419
Crowdstrike Holdings, Inc., Class A (a)	40	18,750
CS Disco, Inc. (a)	200	1,552
Datadog, Inc., Class A (a)	100	13,599
Digital Turbine, Inc. (a)	6,600	33,000
Docebo, Inc. (a)	200	4,440
Docusign, Inc. (a)	1,000	68,400
Dropbox, Inc., Class A (a)	15,400	428,120
D-Wave Quantum, Inc. (a)	9,483	247,980
Dynatrace, Inc. (a)	4,100	177,694
eGain Corp. (a)	1,400	14,406
Elastic NV (a)	8,000	603,520
Expensify, Inc., Class A (a)	5,700	8,607
Fair Isaac Corp. (a),(b)	1,102	1,863,063
Fastly, Inc., Class A (a)	25,700	261,626
Figma, Inc., Class A (a)	78,815	2,945,317
Five9, Inc. (a)	1,600	32,080
Fortinet, Inc. (a)	13,300	1,056,153
Freshworks, Inc., Class A (a)	800	9,800
Globant SA (a)	1,600	104,592
GoDaddy, Inc., Class A (a)	29,700	3,685,176
Guidewire Software, Inc. (a)	200	40,202
Hackett Group, Inc. (The)	5,600	109,928
Hive Digital Technologies Ltd. (a)	52,200	134,676
HubSpot, Inc. (a)	7,800	3,130,140
I3 Verticals, Inc., Class A (a)	5,538	139,502
InterDigital, Inc.	600	191,028
JFrog Ltd. (a)	1,400	87,444
Klaviyo, Inc., Class A (a)	25,900	840,973
Microsoft Corp. (b)	10,349	5,004,983
Monday.com Ltd. (a)	1,800	265,608
MongoDB, Inc. (a),(b)	1,223	513,281
N-able, Inc. (a)	1,700	12,716
NCR Voyix Corp. (a)	61,471	627,004
Netskope, Inc., Class A (a)	84,833	1,487,971
ON24, Inc. (a)	1,800	14,328
Onestream, Inc. (a)	47,415	871,488
Ooma, Inc. (a)	1,200	14,076
Pagaya Technologies Ltd., Class A (a)	13,800	288,420
PagerDuty, Inc. (a)	2,800	36,708
Palantir Technologies, Inc., Class A (a)	71,800	12,762,450
Pivotal Software, Inc. (a),(e)	31,000	0
Porch Group, Inc. (a)	700	6,391
PTC, Inc. (a)	1,400	243,894
Q2 Holdings, Inc. (a)	86,194	6,219,759
Rackspace Technology, Inc. (a)	7,200	6,991
Rapid7, Inc. (a)	6,700	101,840
Rimini Street, Inc. (a)	200	776
RingCentral, Inc., Class A (a)	1,299	37,515
Riot Platforms, Inc. (a)	14,900	188,783
Riskified Ltd., Class A (a)	800	3,976
Rubrik, Inc., Class A (a)	3,200	244,736

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2025 (Unaudited)

Security Description	Shares	Value
SailPoint, Inc. (a)	94,830	$1,918,411
ServiceNow, Inc. (a)	44,160	6,764,870
ServiceTitan, Inc., Class A (a)	28,449	3,029,819
Snowflake, Inc., Class A (a),(b)	1,681	368,744
SoundThinking, Inc. (a)	300	2,409
Sprout Social, Inc., Class A (a)	11,600	130,732
Synchronoss Technologies, Inc. (a)	700	5,992
TaoWeave, Inc. (a)	1	2
Telos Corp. (a)	9,900	50,490
Tenable Holdings, Inc. (a)	6,800	160,004
Terawulf, Inc. (a)	48,400	556,116
Twilio, Inc., Class A (a),(b)	2,874	408,798
UiPath, Inc., Class A (a)	23,500	385,165
Unity Software, Inc. (a)	100	4,417
Upland Software, Inc. (a)	5,000	7,150
Varonis Systems, Inc. (a)	9,500	311,600
VeriSign, Inc.	13,294	3,229,777
Veritone, Inc. (a)	1,900	8,835
Via Transportation, Inc., Class A (a)	4,742	137,565
Zscaler, Inc. (a)	2,900	652,268

		108,244,658

Technology Hardware & Equipment — 2.1%
Aeva Technologies, Inc. (a)	1,240	16,467
Amphenol Corp., Class A	145,000	19,595,300
Apple, Inc. (b)	51,350	13,960,011
Arista Networks, Inc. (a)	7,100	930,313
Avnet, Inc.	1,200	57,696
CDW Corp.	300	40,860
Cognex Corp.	600	21,588
Coherent Corp. (a)	37,932	7,001,109
CommScope Holding Co., Inc. (a)	16,100	291,893
CompoSecure, Inc., Class A (a)	6,800	131,104
Comtech Telecommunications Corp. (a)	3,400	17,986
CPI Card Group, Inc. (a)	200	2,936
Dell Technologies, Inc., Class C	100	12,588
Eastman Kodak Co. (a)	800	6,768
Evolv Technologies Holdings, Inc. (a)	38,400	274,944
Frequency Electronics, Inc. (a)	300	16,152
Hewlett Packard Enterprise Co.	46,200	1,109,724
HP, Inc.	16,600	369,848
IonQ, Inc. (a)	9,483	425,502
Jabil, Inc. (b)	2,446	557,737
Lantronix, Inc. (a)	3,800	22,268
LightPath Technologies, Inc., Class A (a)	400	4,320
Lumentum Holdings, Inc. (a)	1,100	405,449
Methode Electronics, Inc.	4,900	32,536
Motorola Solutions, Inc.	5,400	2,069,928
MultiSensor AI Holdings, Inc. (a)	47	14
Neonode, Inc. (a)	1,700	2,958
One Stop Systems, Inc. (a)	500	3,590
Ouster, Inc. (a)	30	649

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2025 (Unaudited)

Security Description	Shares	Value
PC Connection, Inc.	400	$23,104
Pure Storage, Inc., Class A (a)	600	40,206
Ralliant Corp.	200	10,182
Sandisk Corp. (a)	54,532	12,944,806
Scantech AI Systems, Inc. (a)	25	62
Teledyne Technologies, Inc. (a)	34,200	17,466,966
Viavi Solutions, Inc. (a)	7,800	138,996
Vishay Intertechnology, Inc.	4,000	57,960
Western Digital Corp. (b)	7,070	1,217,949
Xerox Holdings Corp.	27,600	65,412

		79,347,881

Telecommunication Services — 0.6%
AST SpaceMobile, Inc. (a)	18,966	1,377,501
AT&T, Inc. (b)	20,766	515,827
Bandwidth, Inc., Class A (a)	2,200	33,990
BCE, Inc.	2,900	69,078
GCI Liberty, Inc., Class C (a)	300	11,163
IDT Corp., Class B	700	35,847
Iridium Communications, Inc.	2,500	43,450
NII Holdings, Inc. (a),(e)	50,677	13,176
Spok Holdings, Inc.	200	2,638
T-Mobile U.S., Inc. (b)	92,840	18,850,234

		20,952,904

Transportation — 0.4%
Alaska Air Group, Inc. (a)	4,700	236,410
American Airlines Group, Inc. (a)	140,800	2,158,464
Canadian Pacific Kansas City Ltd.	80,000	5,890,400
CH Robinson Worldwide, Inc. (b)	6,133	985,941
CSX Corp. (b)	637	23,091
Frontier Group Holdings, Inc. (a)	15,600	73,476
Grupo Aeromexico SAB de CV, ADR (a)	28,449	624,740
Heartland Express, Inc.	9,800	88,494
Hertz Global Holdings, Inc. (a)	10,000	51,400
JetBlue Airways Corp. (a)	80,000	364,000
Joby Aviation, Inc. (a)	189,660	2,503,512
Lyft, Inc., Class A (a)	19,177	371,458
Marten Transport Ltd.	5,299	60,303
Norfolk Southern Corp. (b)	83	23,964
Old Dominion Freight Line, Inc.	12,500	1,960,000
Radiant Logistics, Inc. (a)	1,000	6,330
Seanergy Maritime Holdings Corp.	430	3,969
SkyWest, Inc. (a)	1,100	110,451
Sun Country Airlines Holdings, Inc. (a)	400	5,756
U-Haul Holding Co. (a)	900	45,369
United Airlines Holdings, Inc. (a)	5,500	615,010
Universal Logistics Holdings, Inc.	300	4,557

		16,207,095

Utilities — 0.1%
Artesian Resources Corp., Class A	400	12,644
Black Hills Corp.	9,300	645,606

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2025 (Unaudited)

Security Description	Shares	Value
Constellation Energy Corp. (b)	265	$93,617
Fortis, Inc.	1,100	57,134
IDACORP, Inc.	5,093	644,570
MDU Resources Group, Inc.	28,449	555,324
OGE Energy Corp.	28,449	1,214,772
Oklo, Inc. (a)	9,483	680,500
Otter Tail Corp.	1,100	88,891
Pinnacle West Capital Corp.	4,300	381,410
Portland General Electric Co.	5,100	244,749
Unitil Corp.	400	19,376
Vistra Corp. (b)	111	17,908
XPLR Infrastructure LP (a)	2,200	22,000

		4,678,501

Total North America		1,134,296,858

Oceania — 0.0%
Energy — 0.0%
Heidmar Maritime Holdings Corp. (a)	38	30
Imperial Petroleum, Inc. (a)	40	145

		175

Total Oceania		175

South America — 0.1%
Banks — 0.1%
Banco Bradesco SA, ADR	37,100	123,543
Itau Unibanco Holding SA, ADR	200	1,432
NU Holdings Ltd., Class A (a)	162,800	2,725,272

		2,850,247

Consumer Services — 0.0%
Afya Ltd., Class A	2,700	41,607

Diversified Financials — 0.0%
Dlocal Ltd. (a)	40,832	577,364
Pagseguro Digital Ltd., Class A	800	7,712
Vinci Compass Investments Ltd.	200	2,608

		587,684

Food, Beverage & Tobacco — 0.0%
Adecoagro SA	600	4,758

Health Care Equipment & Services — 0.0%
Establishment Labs Holdings, Inc. (a)	2,700	196,776

Materials — 0.0%
Aris Mining Corp. (a)	3,100	50,313
Cia Siderurgica Nacional SA, ADR (a)	2,200	3,520
ERO Copper Corp. (a)	1,100	31,119
Nexa Resources SA (a)	3,900	34,515
Vale SA, ADR	1,500	19,545

		139,012

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2025 (Unaudited)

Security Description	Shares	Value
Transportation — 0.0%
Latam Airlines Group SA, ADR	23,266	$1,256,597

Total South America		5,076,681

TOTAL COMMON STOCK (COST $1,077,877,124)		1,180,701,982

PREFERRED STOCK — 0.1%
North America — 0.1%
Health Care Equipment & Services — 0.1%
ATI Physical Therapy, Inc. (a),(b),(e)	3,039	2,013,337

Total North America		2,013,337

TOTAL PREFERRED STOCK (COST $3,008,610)		2,013,337

	Principal Amount
ASSET-BACKED SECURITIES — 5.8%
Europe — 0.4%
Bain Capital Credit CLO Ltd.,
Series 2024-2A, Class D1, 3 mo. TSFR + 3.70%, 7.60%, 07/15/37 (b),(d),(f)	$1,000,000	1,000,302
Series 2022-4A, Class ER, 3 mo. TSFR + 6.40%, 10.29%, 10/16/37 (b),(d),(f)	1,300,000	1,290,474
Canyon Capital CLO Ltd., Series 2022-2A, Class D2R, 3 mo. TSFR + 4.00%, 7.90%, 04/15/38 (b),(d),(f)	2,000,000	1,989,930
CarVal CLO IX-C Ltd., Series 2024-1A, Class E, 3 mo. TSFR + 6.75%, 10.63%, 04/20/37 (b),(d),(f)	1,000,000	1,000,679
KKR CLO 43 Ltd., Series 2022-43A, Class ER, 3 mo. TSFR + 7.97%, 11.87%, 01/15/36 (b),(d),(f)	2,000,000	1,994,472
MidOcean Credit CLO XV Ltd., Series 2024-15A, Class D, 3 mo. TSFR + 3.35%, 7.22%, 07/21/37 (b),(d),(f)	2,000,000	2,008,746
Pikes Peak CLO 17 Ltd., Series 2024-17A, Class E, 3 mo. TSFR + 5.75%, 9.65%, 01/15/38 (b),(d),(f)	1,500,000	1,497,526
Pikes Peak CLO Ltd., Series 2023-14A, Class ER, 3 mo. TSFR + 6.00%, 9.88%, 07/20/38 (b),(d),(f)	1,000,000	1,008,504
Storm King Park CLO Ltd., Series 2022-1A, Class ER, 3 mo. TSFR + 6.15%, 10.05%, 10/15/37 (b),(d),(f)	1,687,000	1,667,718
Vibrant CLO XVI Ltd., Series 2023-16A, Class DR, 3 mo. TSFR + 7.06%, 10.96%, 07/15/36 (b),(d),(f)	1,000,000	989,062

Total Europe		14,447,413

North America — 5.4%
Abry Liquid Credit CLO Ltd.,
Series 2025-2A, Class D, 3 mo. TSFR + 3.15%, 6.83%, 01/15/39 (b),(d),(f)	1,500,000	1,500,000
Series 2025-1A, Class D, 3 mo. TSFR + 3.25%, 7.20%, 10/20/38 (b),(d),(f)	1,500,000	1,502,628
Series 2025-1A, Class E, 3 mo. TSFR + 6.00%, 9.95%, 10/20/38 (b),(d),(f)	2,000,000	1,999,772
ACE Securities Corp. Home Equity Loan Trust, Series 2006-ASP6, Class A2C, 1 mo. TSFR + ..43%, 4.17%, 12/25/36 (b),(f)	2,230,555	681,836
Ally Bank Auto Credit-Linked Notes, Series 2025-B, Class F, 6.94%, 09/15/33 (b),(d)	674,181	676,625
Anchorage Capital CLO 26 Ltd.,
Series 2023-26A, Class D2R, 3 mo. TSFR + 4.75%, 8.63%, 03/19/38 (b),(d),(f)	500,000	504,672
Series 2023-26A, Class ER, 3 mo. TSFR + 6.25%, 10.13%, 03/19/38 (b),(d),(f)	500,000	506,385
Anchorage Capital CLO 33 Ltd., Series 2025-33A, Class D2, 3 mo. TSFR + 4.50%, 8.77%, 10/20/38 (b),(d),(f)	2,000,000	2,023,490
Apidos CLO LIII Ltd., Series 2025-53A, Class E, 3 mo. TSFR + 6.43%, 10.31%, 07/20/38 (b),(d),(f)	1,125,000	1,133,762
ARES LIV CLO Ltd., Series 2019-54A, Class ER2, 3 mo. TSFR + 6.00%, 9.90%, 07/15/38 (b),(d),(f)	1,000,000	1,003,356

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
ARES Loan Funding VIII Ltd., Series 2024-ALF8, Class E, 3 mo. TSFR + 5.25%, 9.12%, 01/24/38 (b),(d),(f)	$1,000,000	$1,002,782
ARES LVI CLO Ltd., Series 2020-56A, Class ER2, 3 mo. TSFR + 5.35%, 9.21%, 01/25/38 (b),(d),(f)	2,000,000	1,992,290
ARES LXI CLO Ltd., Series 2021-61A, Class DR, 3 mo. TSFR + 3.90%, 7.78%, 04/20/37 (b),(d),(f)	1,000,000	1,005,023
Atlantic Avenue Ltd.,
Series 2024-2A, Class D, 3 mo. TSFR + 4.75%, 8.63%, 04/20/37 (b),(d),(f)	2,500,000	2,501,568
Series 2025-4A, Class E, 3 mo. TSFR + 6.15%, 10.04%, 10/15/38 (b),(d),(f)	2,500,000	2,464,488
Balboa Bay Loan Funding Ltd.,
Series 2025-1A, Class C, 3 mo. TSFR + 1.95%, 6.23%, 07/20/38 (b),(d),(f)	3,100,000	3,109,470
Series 2024-1A, Class E, 3 mo. TSFR + 6.25%, 10.13%, 07/20/37 (b),(d),(f)	1,000,000	1,003,930
Barings CLO Ltd.,
Series 2023-3A, Class ER, 3 mo. TSFR + 5.00%, 8.92%, 10/15/38 (b),(d),(f)	1,000,000	1,002,603
Series 2025-5A, Class E, 3 mo. TSFR + 5.00%, 8.97%, 10/15/38 (b),(d),(f)	2,000,000	2,002,446
BCAPB LLC Trust, Series 2007-AB1, Class A1, 1 mo. TSFR + .41%, 4.31%, 03/25/37 (b),(f)	631,646	219,179
Benefit Street Partners CLO XL Ltd., Series 2025-40A, Class E, 3 mo. TSFR + 5.25%, 9.50%, 07/25/38 (b),(d),(f)	1,000,000	1,001,420
Benefit Street Partners CLO XXVI Ltd., Series 2022-26A, Class ER, 3 mo. TSFR + 6.00%, 9.88%, 07/20/37 (b),(d),(f)	1,000,000	998,823
BlueMountain CLO XXIX Ltd., Series 2020-29A, Class ER, 3 mo. TSFR + 7.12%, 10.98%, 07/25/34 (b),(d),(f)	1,000,000	983,232
Bridge Street CLO IV Ltd., Series 2024-1A, Class E, 3 mo. TSFR + 6.99%, 10.87%, 04/20/37 (b),(d),(f)	1,000,000	1,001,251
Broad River BSL Funding CLO Ltd.,
Series 2020-1A, Class DR, 3 mo. TSFR + 3.36%, 7.25%, 07/20/34 (b),(d),(f)	1,400,000	1,396,268
Series 2020-1A, Class ER, 3 mo. TSFR + 6.76%, 10.65%, 07/20/34 (b),(d),(f)	2,000,000	1,972,582
Bryant Park Funding Ltd.,
Series 2024-23A, Class D1, 3 mo. TSFR + 3.85%, 7.70%, 05/15/37 (b),(d),(f)	1,250,000	1,251,101
Series 2023-21A, Class D2R, 3 mo. TSFR + 3.90%, 7.81%, 10/18/38 (b),(d),(f)	2,000,000	1,996,352
Series 2024-23A, Class D2, 3 mo. TSFR + 5.05%, 8.90%, 05/15/37 (b),(d),(f)	2,000,000	2,004,958
Series 2023-20A, Class ER, 3 mo. TSFR + 6.75%, 10.65%, 04/15/38 (b),(d),(f)	1,000,000	1,013,395
Series 2024-22A, Class E, 3 mo. TSFR + 7.13%, 11.03%, 04/15/37 (b),(d),(f)	1,250,000	1,253,375
Carlyle U.S. CLO Ltd.,
Series 2024-8A, Class E, 3 mo. TSFR + 5.50%, 9.36%, 01/25/37 (b),(d),(f)	1,350,000	1,353,762
Series 2025-1A, Class E, 3 mo. TSFR + 5.70%, 9.56%, 04/25/38 (b),(d),(f)	1,000,000	1,007,363
Series 2023-5A, Class E, 3 mo. TSFR + 7.90%, 11.76%, 01/27/36 (b),(d),(f)	1,500,000	1,497,209
CarMax Select Receivables Trust, Series 2025-B, Class E, 6.89%, 09/15/32 (b),(d)	342,000	339,314
CBAMR Ltd., Series 2019-9A, Class ER, 3 mo. TSFR + 7.05%, 10.95%, 07/15/37 (b),(d),(f)	1,000,000	1,000,502
Centex Home Equity Loan Trust, Series 2004-D, Class BF, 6.40%, 09/25/34 (b),(g)	343,182	315,684
CFG Investments Ltd.,
Series 2025-1, Class B, 9.16%, 03/25/36 (b),(d)	251,000	257,268
Series 2025-1, Class C, 12.72%, 03/25/36 (b),(d)	400,000	416,985
CIFC Funding Ltd.,
Series 2023-1A, Class D2R, 3 mo. TSFR + 3.65%, 7.55%, 10/15/38 (b),(d),(f)	2,500,000	2,504,047
Series 2021-5A, Class ER, 3 mo. TSFR + 5.10%, 9.00%, 01/15/38 (b),(d),(f)	1,000,000	1,001,753
Consumer Portfolio Services Auto Trust,
Series 2025-A, Class E, 7.65%, 08/16/32 (b),(d)	1,671,000	1,708,643
Series 2025-B, Class E, 7.95%, 03/15/33 (b),(d)	2,080,000	2,160,192
CoreVest American Finance Ltd.,
Series 2019-3, Class XA, 1.99%, 10/15/52 (b),(d),(f),(h)	1,050,289	1,968
Series 2020-4, Class XB, 2.43%, 12/15/52 (b),(d),(f),(h)	758,418	40,908

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Series 2021-1, Class XA, 2.81%, 04/15/53 (b),(d),(f),(h)	$397,301	$3,609
Series 2021-2, Class XA, 2.92%, 07/15/54 (b),(d),(f),(h)	473,340	11,878
Series 2020-1, Class E, 4.56%, 03/15/50 (b),(d),(f)	125,000	118,185
CPS Auto Receivables Trust, Series 2024-D, Class E, 7.13%, 06/15/32 (b),(d)	1,000,000	1,018,206
Crockett Partners Equipment Co. IIA LLC, Series 2024-1C, Class C, 10.16%, 01/20/31 (b),(d)	189,255	193,512
CTM CLO Ltd.,
Series 2025-2A, Class D1, 3 mo. TSFR + 3.00%, 6.91%, 10/20/38 (b),(d),(f)	3,000,000	3,002,097
Series 2025-1A, Class E, 3 mo. TSFR + 6.75%, 11.08%, 07/15/38 (b),(d),(f)	2,000,000	2,026,280
CWABS Asset-Backed Certificates Trust, Series 2005-10, Class MF2, 4.12%, 02/25/36 (b),(f)	268,571	283,764
Elmwood CLO 31 Ltd., Series 2024-7A, Class D2, 3 mo. TSFR + 4.20%, 8.08%, 07/17/37 (b),(d),(f)	750,000	752,861
Elmwood CLO 32 Ltd., Series 2024-8A, Class D2, 3 mo. TSFR + 4.20%, 8.08%, 10/18/37 (b),(d),(f)	400,000	401,568
Elmwood CLO 42 Ltd., Series 2025-5A, Class E, 3 mo. TSFR + 6.50%, 10.78%, 03/31/38 (b),(d),(f)	2,000,000	2,041,358
Empower CLO Ltd., Series 2022-1A, Class ER, 3 mo. TSFR + 5.90%, 9.78%, 10/20/37 (b),(d),(f)	500,000	490,130
Exeter Automobile Receivables Trust,
Series 2025-5A, Class E, 7.15%, 06/15/33 (b),(d)	1,867,000	1,874,403
Series 2024-5A, Class E, 7.22%, 05/17/32 (b),(d)	1,414,000	1,466,875
Series 2025-1A, Class E, 7.48%, 09/15/32 (b),(d)	1,974,000	2,034,359
Series 2024-1A, Class E, 7.89%, 08/15/31 (b),(d)	1,426,000	1,492,199
FIGRE Trust,
Series 2025-HE5, Class F, 8.17%, 08/25/55 (b),(d),(f)	415,000	411,452
Series 2024-HE4, Class F, 8.48%, 09/25/54 (b),(d),(f)	251,000	261,075
Series 2025-HE1, Class F, 8.53%, 01/25/55 (b),(d),(f)	364,000	374,912
Series 2024-HE5, Class F, 8.63%, 10/25/54 (b),(d),(f)	251,000	260,033
Series 2025-HE2, Class F, 8.73%, 03/25/55 (b),(d),(f)	506,000	522,671
Flatiron CLO 32 Ltd., Series 2025-32A, Class D2, 3 mo. TSFR + 4.10%, 8.42%, 10/22/38 (b),(d),(f)	500,000	505,323
Fort Washington CLO Ltd., Series 2021-2A, Class E, 3 mo. TSFR + 6.87%, 10.76%, 10/20/34 (b),(d),(f)	1,500,000	1,460,654
Galaxy 30 CLO Ltd., Series 2022-30A, Class ER, 3 mo. TSFR + 5.90%, 9.80%, 01/15/38 (b),(d),(f)	1,000,000	990,174
Galaxy 31 CLO Ltd., Series 2023-31A, Class ER, 3 mo. TSFR + 5.50%, 9.40%, 07/15/38 (b),(d),(f)	1,000,000	989,937
Garnet CLO 2 Ltd., Series 2025-2A, Class E, 3 mo. TSFR + 5.25%, 9.33%, 10/20/38 (b),(d),(f)	1,000,000	997,481
GLS Auto Receivables Issuer Trust,
Series 2025-3A, Class E, 6.52%, 08/16/32 (b),(d)	1,400,000	1,378,909
Series 2025-4A, Class E, 7.17%, 12/15/32 (b),(d)	1,153,000	1,168,447
Series 2025-1A, Class E, 7.19%, 03/15/32 (b),(d)	1,045,000	1,073,492
Series 2024-3A, Class E, 7.25%, 06/16/31 (b),(d)	813,000	834,370
Series 2024-4A, Class E, 7.51%, 08/15/31 (b),(d)	1,666,000	1,733,186
Series 2025-2A, Class E, 7.73%, 06/15/32 (b),(d)	1,921,000	1,997,928
GoldenTree Loan Management U.S. CLO 15 Ltd., Series 2022-15A, Class ER2, 3 mo. TSFR + 5.00%, 8.86%, 10/20/38 (b),(d),(f)	1,000,000	1,000,000
Goodleap Sustainable Home Solutions Trust, Series 2023-3C, Class B, 7.80%, 07/20/55 (b),(d)	361,000	242,290
GreenSky Home Improvement Trust, Series 2024-1, Class E, 9.00%, 06/25/59 (b),(d)	685,611	714,931
Greywolf CLO II Ltd., Series 2013-1A, Class C1RR, 3 mo. TSFR + 3.61%, 7.51%, 04/15/34 (b),(d),(f)	1,000,000	998,278
GSAA Home Equity Trust,
Series 2004-5, Class M2, 4.30%, 06/25/34 (b),(g)	294,105	246,561
Series 2006-8, Class 2A3B, 1 mo. TSFR + .67%, 4.41%, 05/25/36 (b),(f)	1,527,000	292,625
Series 2006-6, Class AF3, 5.73%, 03/25/36 (b),(f)	756,031	216,149
GSAA Trust, Series 2005-7, Class M1, 5.36%, 05/25/35 (b),(g)	323,827	255,101
HalseyPoint CLO 4 Ltd., Series 2021-4A, Class E, 3 mo. TSFR + 6.97%, 10.86%, 04/20/34 (b),(d),(f)	1,500,000	1,454,708

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
HalseyPoint CLO 5 Ltd., Series 2021-5A, Class E, 3 mo. TSFR + 7.20%, 11.04%, 01/30/35 (b),(d),(f)	$1,000,000	$979,627
HalseyPoint CLO II Ltd., Series 2020-2A, Class ER, 3 mo. TSFR + 7.50%, 11.38%, 07/20/37 (b),(d),(f)	1,500,000	1,485,924
Harvest U.S. CLO Ltd., Series 2025-1A, Class E, 3 mo. TSFR + 5.35%, 9.23%, 04/18/38 (b),(d),(f)	1,000,000	1,002,310
HPS Loan Management Ltd., Series 2019-15A, Class ER2, 3 mo. TSFR + 5.50%, 9.42%, 10/22/38 (b),(d),(f)	1,000,000	996,198
JP Morgan Mortgage Acquisition Trust, Series 2006-HE2, Class M2, 1 mo. TSFR + .59%, 3.88%, 07/25/36 (b),(f)	433,604	427,148
KKR CLO 49 Ltd., Series 49A, Class ER, 3 mo. TSFR + 6.82%, 10.70%, 10/20/37 (b),(d),(f)	2,000,000	1,988,836
KKR CLO 58 Ltd.,
Series 2025-58A, Class D2, 3 mo. TSFR + 4.05%, 8.03%, 10/15/38 (b),(d),(f)	1,000,000	1,000,231
Series 2025-58A, Class E, 3 mo. TSFR + 5.30%, 9.28%, 10/15/38 (b),(d),(f)	1,500,000	1,503,351
KKR CLO 60 Ltd., Series 2024-60A, Class E, 3 mo. TSFR + 6.10%, 10.00%, 01/15/38 (b),(d),(f)	1,000,000	1,009,232
Menlo CLO I Ltd., Series 2024-1X, Class E, 3 mo. TSFR + 6.25%, 10.13%, 01/20/38 (b),(c),(f)	500,000	505,394
Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-H1, Class 2A2, 1 mo. TSFR + 3.61%, 7.35%, 10/25/37 (b),(f)	708,486	618,784
Merrill Lynch Mortgage Investors Trust,
Series 2006-RM5, Class A2B, 1 mo. TSFR + .35%, 4.09%, 10/25/37 (b),(f)	1,455,841	209,229
Series 2006-RM5, Class A2C, 1 mo. TSFR + .47%, 4.21%, 10/25/37 (b),(f)	2,120,682	296,569
MidOcean Credit CLO XI Ltd., Series 2022-11A, Class ER2, 3 mo. TSFR + 6.00%, 9.88%, 01/18/36 (b),(d),(f)	1,000,000	986,100
MidOcean Credit CLO XIII Ltd., Series 2023-13A, Class D, 3 mo. TSFR + 5.09%, 8.96%, 01/21/37 (b),(d),(f)	1,000,000	999,096
MidOcean Credit CLO XIX,
Series 2025-19A, Class D2, 3 mo. TSFR + 3.90%, 7.78%, 07/20/36 (b),(d),(f)	2,000,000	1,988,676
Series 2025-19A, Class E, 3 mo. TSFR + 6.25%, 10.13%, 07/20/36 (b),(d),(f)	1,000,000	984,751
MidOcean Credit CLO XVIII LLC, Series 2025-18A, Class E, 3 mo. TSFR + 5.40%, 9.72%, 10/18/35 (b),(d),(f)	1,000,000	985,790
MidOcean Credit CLO XXI, Series 2025-21A, Class E, 3 mo. TSFR + 5.00%, 8.86%, 10/20/38 (b),(d),(f)	1,000,000	990,399
Morgan Stanley IXIS Real Estate Capital Trust, Series 2006-2, Class A3, 1 mo. TSFR + .26%, 4.00%, 11/25/36 (b),(f)	761,199	249,738
Morgan Stanley Mortgage Loan Trust, Series 2006-17XS, Class A3A, 6.15%, 10/25/46 (b),(g)	822,006	207,403
Neuberger Berman Loan Advisers CLO 30 Ltd., Series 2018-30A, Class ER2, 3 mo. TSFR + 5.15%, 9.03%, 01/20/39 (b),(d),(f)	1,000,000	993,074
Neuberger Berman Loan Advisers CLO 56 Ltd., Series 2024-56A, Class E, 3 mo. TSFR + 5.75%, 9.62%, 07/24/37 (b),(d),(f)	1,000,000	1,004,959
New Mountain CLO 2 Ltd., Series CLO-2A, Class ER, 3 mo. TSFR + 5.70%, 9.60%, 01/15/38 (b),(d),(f)	1,500,000	1,497,243
New Mountain CLO 4 Ltd., Series CLO-4A, Class ER, 3 mo. TSFR + 6.91%, 10.79%, 03/20/38 (b),(d),(f)	2,000,000	2,026,400
Oaktree CLO Ltd.,
Series 2025-32A, Class E, 3 mo. TSFR + 5.35%, 9.46%, 07/15/38 (b),(d),(f)	1,000,000	1,003,172
Series 2022-2A, Class ER2, 3 mo. TSFR + 6.40%, 10.30%, 10/15/37 (b),(d),(f)	1,000,000	1,005,036
OCP CLO Ltd., Series 2017-13A, Class ER2, 3 mo. TSFR + 5.90%, 9.77%, 11/26/37 (b),(d),(f)	1,500,000	1,494,222
Octane Receivables Trust, Series 2024-3A, Class E, 7.66%, 11/22/32 (b),(d)	475,000	482,127
Oportun Funding Trust, Series 2025-1, Class D, 8.27%, 08/16/32 (b),(d)	661,000	664,223
Pagaya AI Debt Trust, Series 2022-2, Class C, 7.50%, 01/15/30 (b),(d)	2,271,928	2,280,288
Palmer Square CLO Ltd.,
Series 2025-2A, Class D1, 3 mo. TSFR + 3.10%, 6.98%, 07/20/38 (b),(d),(f)	1,000,000	1,001,544
Series 2018-2A, Class CR, 3 mo. TSFR + 3.90%, 7.79%, 04/16/37 (b),(d),(f)	1,000,000	999,251

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Series 2025-2A, Class E, 3 mo. TSFR + 5.75%, 9.63%, 07/20/38 (b),(d),(f)	$2,250,000	$2,272,509
Palmer Square Loan Funding Ltd., Series 2022-3A, Class CR, 3 mo. TSFR + 3.00%, 6.90%, 04/15/31 (b),(d),(f)	1,500,000	1,506,611
Park Avenue Institutional Advisers CLO Ltd., Series 2022-1A, Class D, 3 mo. TSFR + 7.29%, 11.17%, 04/20/35 (b),(d),(f)	1,000,000	986,344
People’s Choice Home Loan Securities Trust, Series 2005-2, Class M5, 1 mo. TSFR + 1.09%, 4.82%, 05/25/35 (b),(f)	488,000	343,522
Pikes Peak CLO 10, Series 2022-10A, Class ER, 3 mo. TSFR + 5.90%, 9.76%, 01/22/38 (b),(d),(f)	1,000,000	990,144
Pikes Peak CLO 20, Series 2025-20A, Class E, 3 mo. TSFR + 5.10%, 8.81%, 01/20/39 (b),(d),(f)	1,000,000	1,000,000
Pikes Peak CLO 8, Series 2021-8A, Class ER, 3 mo. TSFR + 5.75%, 9.63%, 01/20/38 (b),(d),(f)	1,000,000	990,131
PPM CLO 3 Ltd., Series 2019-3A, Class ER, 3 mo. TSFR + 6.87%, 10.75%, 04/17/34 (b),(d),(f)	500,000	419,316
RAD CLO 28 Ltd., Series 2024-28A, Class E, 3 mo. TSFR + 5.25%, 9.13%, 04/20/38 (b),(d),(f)	1,000,000	962,306
RAD CLO 30 Ltd., Series 2025-30A, Class D, 3 mo. TSFR + 5.10%, 9.07%, 10/15/38 (b),(d),(f)	2,000,000	1,970,032
RAD CLO 9 Ltd., Series 2020-9A, Class ER, 3 mo. TSFR + 5.75%, 9.65%, 01/15/38 (b),(d),(f)	1,000,000	955,979
RASC Trust, Series 2003-KS4, Class MI2, 5.09%, 06/25/33 (b),(g)	301,642	251,833
Residential Asset Securities Corporation Trust, Series 2006-KS1, Class M4, 1 mo. TSFR + .64%, 4.64%, 02/25/36 (b),(f)	337,000	275,831
Romark CLO II Ltd., Series 2018-2A, Class D, 3 mo. TSFR + 6.51%, 10.37%, 07/25/31 (b),(d),(f)	2,250,000	2,209,745
RR 32 Ltd., Series 2024-32RA, Class DR, 3 mo. TSFR + 6.10%, 10.00%, 10/15/39 (b),(d),(f)	1,000,000	1,008,769
RR 34 Ltd., Series 2024-34RA, Class DR, 3 mo. TSFR + 5.50%, 9.40%, 10/15/39 (b),(d),(f)	2,000,000	2,006,092
Saluda Grade Alternative Mortgage Trust, Series 2023-FIG4, Class C, 8.01%, 11/25/53 (b),(d),(f)	723,269	752,005
Saxon Asset Securities Trust,
Series 2004-2, Class MF3, 2.83%, 08/25/35 (b),(g)	333,674	284,122
Series 2004-2, Class MF4, 2.83%, 08/25/35 (b),(g)	363,971	289,756
Signal Peak CLO 5 Ltd., Series 2018-5A, Class D1R, 3 mo. TSFR + 4.20%, 8.06%, 04/25/37 (b),(d),(f)	1,000,000	1,001,170
Silver Point CLO 5 Ltd., Series 2024-5A, Class D2, 3 mo. TSFR + 4.35%, 8.23%, 10/20/37 (b),(d),(f)	1,095,000	1,097,529
Silver Point CLO 9 Ltd., Series 2025-9A, Class D2, 3 mo. TSFR + 5.00%, 9.29%, 03/31/38 (b),(d),(f)	3,500,000	3,565,943
Sixth Street CLO XIX Ltd., Series 2021-19A, Class D2R, 3 mo. TSFR + 3.95%, 7.83%, 07/17/38 (b),(d),(f)	1,050,000	1,048,788
Sound Point CLO XXIII Ltd., Series 2019-2A, Class ER, 3 mo. TSFR + 6.73%, 10.64%, 07/15/34 (b),(d),(f)	2,400,000	2,126,935
STAR Trust, Series 2022-SFR3, Class E2, 1 mo. TSFR + 3.70%, 7.45%, 05/17/39 (b),(d),(f)	1,000,000	995,774
Sunnova Helios XIII Issuer LLC, Series 2024-A, Class C, 7.00%, 02/20/51 (b),(d)	670,484	315,350
Sunnova Helios XIV Issuer LLC, Series 2024-B, Class B, 7.00%, 05/22/51 (b),(d)	1,077,235	615,788
Symphony CLO 40 Ltd., Series 2023-40A, Class D2R, 3 mo. TSFR + 4.00%, 7.91%, 01/05/38 (b),(d),(f)	2,700,000	2,710,068
Symphony CLO 46 Ltd., Series 2024-46A, Class E, 3 mo. TSFR + 5.65%, 9.53%, 01/20/38 (b),(d),(f)	2,000,000	1,995,038
TIC Home Improvement Trust, Series 2024-A, Class B, 7.89%, 10/15/46 (b),(d)	364,000	364,232
Tikehau U.S. CLO VII Ltd., Series 2025-1A, Class E, 3 mo. TSFR + 5.50%, 9.36%, 02/25/38 (b),(d),(f)	1,000,000	993,086
Towd Point Mortgage Trust, Series 2023-CES2, Class M1, 8.08%, 10/25/63 (b),(d),(f)	3,644,000	3,711,818
Trestles CLO IV Ltd., Series 2021-4A, Class DR3, 3 mo. TSFR + 3.90%, 7.69%, 10/30/38 (b),(d),(f)	1,000,000	1,001,359
Trestles CLO IX Ltd., Series 2025-9A, Class D2, 3 mo. TSFR + 3.65%, 7.52%, 01/15/39 (b),(d),(f)	2,000,000	2,001,492
Tricolor Auto Securitization Trust, Series 2025-1A, Class D, 6.84%, 04/15/31 (b),(d)	498,000	62,499
Trimaran CAVU Ltd., Series 2023-1A, Class ER, 3 mo. TSFR + 5.85%, 9.73%, 03/20/38 (b),(d),(f)	2,600,000	2,583,360
Trinitas CLO XXIV Ltd., Series 2024-24A, Class E, 3 mo. TSFR + 7.34%, 11.20%, 04/25/37 (b),(d),(f)	1,000,000	1,005,485

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Trinitas CLO XXVI Ltd., Series 2023-26A, Class DR, 3 mo. TSFR + 3.70%, 7.58%, 07/20/38 (b),(d),(f)	$1,000,000	$1,008,556
Trinitas CLO XXVII Ltd.,
Series 2024-27A, Class D1, 3 mo. TSFR + 4.30%, 8.18%, 04/18/37 (b),(d),(f)	3,940,000	3,961,666
Series 2024-27X, Class D1, 3 mo. TSFR + 4.30%, 8.18%, 04/18/37 (b),(c),(f)	1,000,000	1,005,499
Series 2024-27A, Class E, 3 mo. TSFR + 7.33%, 11.21%, 04/18/37 (b),(d),(f)	2,750,000	2,771,931
Trinitas CLO XXVIII Ltd., Series 2024-28A, Class D, 3 mo. TSFR + 4.00%, 7.86%, 04/25/37 (b),(d),(f)	4,750,000	4,768,135
Trinitas CLO XXX Ltd.,
Series 2024-30A, Class D1A, 3 mo. TSFR + 3.50%, 7.36%, 10/23/37 (b),(d),(f)	3,000,000	3,018,927
Series 2024-30A, Class E, 3 mo. TSFR + 6.90%, 10.76%, 10/23/37 (b),(d),(f)	1,750,000	1,765,799
United Auto Credit Securitization Trust, Series 2025-1, Class E, 7.71%, 10/10/31 (b),(d)	1,402,000	1,420,368
Upstart Securitization Trust,
Series 2021-5, Class C, 4.15%, 11/20/31 (b),(d)	262,316	261,414
Series 2025-2, Class D, 8.00%, 06/20/35 (b),(d)	1,187,000	1,209,092
Series 2025-1, Class C, 9.27%, 04/20/35 (b),(d)	1,415,000	1,473,301
Vibrant CLO XIV Ltd., Series 2021-14A, Class D, 3 mo. TSFR + 7.12%, 11.01%, 10/20/34 (b),(d),(f)	1,000,000	990,423
Voya CLO Ltd., Series 2024-4A, Class D2, 3 mo. TSFR + 4.45%, 8.33%, 07/20/37 (b),(d),(f)	875,000	879,731
Warwick Capital CLO 7 Ltd., Series 2025-7A, Class E, 3 mo. TSFR + 5.25%, 9.20%, 10/21/38 (b),(d),(f)	1,500,000	1,501,925
Wells Fargo Home Equity Asset-Backed Securities Trust, Series 2006-1, Class M6, 1 mo. TSFR + ..79%, 4.52%, 05/25/36 (b),(f)	3,149,444	3,240,302

Total North America		203,720,786

TOTAL ASSET-BACKED SECURITIES (COST $221,386,162)		218,168,199

CONVERTIBLE BONDS — 0.1%
Asia — 0.0%
Internet — 0.0%
Alibaba Group Holding Ltd., 0.50%, 06/01/31 (b)	1,000,000	1,553,000

Total Asia		1,553,000

North America — 0.1%
Healthcare-Services — 0.0%
ATI Physical Therapy, Inc.,
0.00%, 01/01/30 (b),(e),(i)	138,421	138,421
8.00%, 08/24/28 (b),(e)	56,272	56,272

		194,693

Software — 0.1%
MicroStrategy, Inc., 0.00%, 03/01/30 (b),(d),(i)	800,000	690,000
Strategy, Inc.,
0.00%, 12/01/29 (b),(i)	1,000,000	818,600
0.63%, 09/15/28 (b)	300,000	349,200

		1,857,800

Total North America		2,052,493

TOTAL CONVERTIBLE BONDS (COST $4,189,876)		3,605,493

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2025 (Unaudited)

Security Description	Principal Amount		Value
BANK DEBT — 4.7%
Europe — 0.1%
Software — 0.1%
Cuppa Bidco BV,
EUR Term Loan B1, 6 mo. EURIBOR + 4.75%, 6.87%, 06/29/29 (b),(f)	1,854,029	EUR	1,570,409
GBP Term Loan B2, 6 mo. SONIA + 5.63%, 9.59%, 07/30/29 (b),(f)	2,600,970	GBP	2,515,539

			4,085,948

Total Europe			4,085,948

North America — 4.6%
Chemicals — 0.1%
TPC Group, Inc., 2024 Term Loan B, 3 mo. USD Term SOFR + 5.75%, 9.45%, 12/16/31 (b),(f)	$1,916,397		$1,708,794

Commercial Services — 0.0%
Brock Holdings III, Inc., 2024 Term Loan B, 3 mo. USD Term SOFR + 5.75%, 9.42%, 05/02/30 (b),(f)	1,150,294		1,152,215

Construction Materials — 0.0%
CP Atlas Buyer, Inc., 2025 Term Loan, 1 mo. USD Term SOFR + 5.25%, 8.97%, 07/08/30 (b),(f)	1,696,240		1,636,871

Cosmetics/Personal Care — 0.2%
Revlon Intermediate Holdings IV LLC, 2023 Exit Term Loan, 6 mo. USD Term SOFR + 6.88%, 10.68%, 05/02/28 (b),(f)	8,538,159		8,392,328

Diversified Financial Services — 0.5%
Atlas CC Acquisition Corp.,
2025 Second Out Term Loan B, 3 mo. USD Term SOFR + 4.25%, 8.37%, 05/25/29 (b),(f)	6,011,863		3,042,844
2025 Second Out Term Loan C, 3 mo. USD Term SOFR + 4.25%, 8.11%, 05/25/29 (b),(f)	870,769		440,731
CPC Acquisition Corp., Term Loan, 3 mo. USD Term SOFR + 3.75%, 7.68%, 12/29/27 (b),(f)	5,879,771		4,839,816
Curo Group Holdings Corp.,
2024 PIK 1st Out Term Loan, 3 mo. USD Term SOFR + 13.87%, 13.87%, 07/19/28 (b),(e),(f)	1,593,322		1,609,256
2024 PIK 2nd Out Term Loan, 13.00%, 07/19/28 (b)	6,704,071		6,406,612
Form Technologies LLC, 2025 Term Loan, 3 mo. USD Term SOFR + 5.75%, 9.62%, 07/19/30 (b),(f)	2,152,029		1,928,755

			18,268,014

Engineering & Construction — 0.1%
Brand Industrial Services, Inc., 2024 Term Loan B, 3 mo. USD Term SOFR + 4.50%, 8.35%, 08/01/30 (b),(f)	4,738,011		4,307,279

Food — 0.1%
H-Food Holdings LLC, 2025 Exit Term Loan, 3 mo. USD Term SOFR + 6.50%, 10.34%, 03/29/30 (b),(f)	3,169,352		3,183,614
United Natural Foods, Inc., 2024 Term Loan, 1 mo. USD Term SOFR + 4.75%, 8.47%, 05/01/31 (b),(f)	1,330,147		1,335,800

			4,519,414

Food Service — 0.1%
TKC Holdings, Inc.,
2022 PIK Toggle Holdco Term Loan, 12.00%, 02/15/27 (b),(e)	4,099,930		4,120,429
2024 Term Loan, 1 mo. USD Term SOFR + 5.00%, 8.72%, 05/15/28 (b),(f)	1,178,257		1,181,203

			5,301,632

Healthcare-Products — 0.1%
Arthur U.S. Finco, Inc., Term Loan B, 3 mo. USD Term SOFR + 5.25%, 8.92%, 12/14/29 (b),(f)	2,852,356		2,581,382
Bausch & Lomb Corp.,
2025 Repriced Term Loan, 3 mo. USD Term SOFR + 3.75%, 3.75%, 01/15/31 (b),(f),(j)	92,998		93,835

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
2025 Term Loan B, 1 mo. USD Term SOFR + 4.25%, 7.97%, 01/15/31 (b),(f)	$213,583	$215,505

		2,890,722

Healthcare-Services — 0.7%
Gainwell Acquisition Corp., Term Loan B, 3 mo. USD Term SOFR + 4.00%, 7.77%, 10/01/27 (b),(f)	97,764	95,882
MPH Acquisition Holdings LLC, 2025 Second Out Term Loan, 3 mo. USD Term SOFR + 4.60%, 8.70%, 12/31/30 (b),(f)	3,954,555	3,709,056
Symplr Software, Inc., 2020 Term Loan, 3 mo. USD Term SOFR + 4.50%, 8.44%, 12/22/27 (b),(f)	7,216,136	6,109,253
Team Health Holdings, Inc., 2025 Term Loan B, 3 mo. USD Term SOFR + 4.50%, 8.34%, 06/30/28 (b),(f)	5,091,730	5,104,459
U.S. Renal Care, Inc., 2023 Superpriority Term Loan, 1 mo. USD Term SOFR + 5.00%, 8.83%, 06/28/28 (b),(f)	5,794,873	5,438,141
Women’s Care Enterprises LLC,
2nd Lien Term Loan, 3 mo. USD Term SOFR + 8.25%, 12.19%, 01/12/29 (b),(f)	3,321,104	2,515,736
Term Loan, 3 mo. USD Term SOFR + 4.50%, 8.44%, 01/15/28 (b),(e),(f)	3,417,623	3,182,662

		26,155,189

Home Furnishings — 0.1%
TGP Holdings III LLC, 2021 Term Loan, 1 mo. USD Term SOFR + 3.25%, 7.07%, 06/29/28 (b),(f)	2,897,589	2,693,772

Household Products/Wares — 0.1%
Kronos Acquisition Holdings, Inc., 2024 Term Loan, 3 mo. USD Term SOFR + 4.00%, 7.67%, 07/08/31 (b),(f)	5,659,257	3,654,465

Housewares — 0.2%
Springs Windows Fashions LLC, 2024 First Lien Second Out TL A2, 1 mo. USD Term SOFR + 4.00%, 7.83%, 10/06/28 (b),(f)	8,742,239	5,695,569

Insurance — 0.2%
Asurion LLC,
2021 2nd Lien Term Loan B3, 1 mo. USD Term SOFR + 5.25%, 9.08%, 01/31/28 (b),(f)	1,429,835	1,422,915
2021 Second Lien Term Loan B4, 1 mo. USD Term SOFR + 5.25%, 9.08%, 01/20/29 (b),(f)	2,948,698	2,889,724
2023 Term Loan B11, 1 mo. USD Term SOFR + 4.25%, 8.07%, 08/19/28 (b),(f)	766,141	767,099
2024 Term Loan B12, 1 mo. USD Term SOFR + 4.25%, 7.97%, 09/19/30 (b),(f)	1,486,690	1,485,991
2025 Term Loan B13, 1 mo. USD Term SOFR + 4.25%, 7.97%, 09/19/30 (b),(f)	252,170	251,973

		6,817,702

Internet — 0.2%
Hoya Midco LLC, 2025 Term Loan B, 3 mo. USD Term SOFR + 2.25%, 6.09%, 02/01/29 (b),(f)	1,329,842	758,010
MH Sub I LLC,
2023 Term Loan, 3 mo. USD Term SOFR + 4.25%, 7.92%, 05/03/28 (b),(f)	3,672,562	3,406,301
2024 Term Loan B4, 1 mo. USD Term SOFR + 4.25%, 7.97%, 12/31/31 (b),(f)	1,799,502	1,534,921

		5,699,232

Investment Company Security — 0.6%
ATI Holdings Acquisition, Inc., 2023 2nd Lien Delayed Draw Term Loan, 8.00%, 08/24/28 (b),(e)	912,945	912,946
Bulldog Purchaser, Inc., 2025 Term Loan, 3 mo. USD Term SOFR + 3.75%, 7.69%, 06/27/31 (b),(f)	999,465	1,004,672
FTAI Infrastructure, Inc., Bridge Term Loan, 3 mo. USD Term SOFR + 4.00%, 7.88%, 08/24/26 (b),(e),(f)	10,429,260	10,533,552
Infinity Bidco U.S. LLC, 2025 PIK Tranche 1 Term Loan, 3 mo. USD Term SOFR + 5.50%, 9.17%, 04/30/26 (b),(e),(f)	5,645,294	5,645,294
New Millennium HoldCo, Inc., 2020 Term Loan, 1 mo. USD Term SOFR + 5.50%, 9.22%, 05/14/26 (b),(e),(f)	835,579	839,757
Solaris U.S. Bidco LLC, Term Loan B, 3 mo. USD Term SOFR + 5.25%, 9.07%, 11/29/30 (b),(f)	3,862,264	3,785,019

		22,721,240

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2025 (Unaudited)

Security Description	Principal Amount		Value
IT Services — 0.1%
Peraton Corp., Term Loan B, 3 mo. USD Term SOFR + 3.75%, 7.69%, 02/01/28 (b),(f)	$2,316,557		$2,146,545

Machinery-Diversified — 0.2%
Engineered Machinery Holdings, Inc., 2021 USD 2nd Lien Term Loan, 3 mo. USD Term SOFR + 6.00%, 9.93%, 05/21/29 (b),(e),(f)	9,045,028		9,067,641

Media — 0.4%
CSC Holdings LLC, 2025 Fixed Term Loan B8, 9.00%, 11/25/28 (b),(e)	10,235,719		10,235,719
Learfield Communications LLC, 2024 Term Loan B, 1 mo. USD Term SOFR + 4.75%, 8.47%, 06/30/28 (b),(f)	5,309,737		5,312,604

			15,548,323

Mining — 0.0%
American Rock Salt Co. LLC, 2021 Term Loan, 3 mo. USD Term SOFR + 4.00%, 7.94%, 06/09/28 (b),(f)	48,878		37,489

Pharmaceuticals — 0.1%
Bausch Health Cos., Inc., 2025 Term Loan B, 1 mo. USD Term SOFR + 6.25%, 9.97%, 10/08/30 (b),(f)	1,249,829		1,218,121
Pathway Vet Alliance LLC, 2025 Tranche A Term Loan A, 3 mo. USD Term SOFR + 5.00%, 8.84%, 06/30/28 (b),(f)	1,610,056		1,617,301

			2,835,422

REITS — 0.0%
Apollo Commercial Real Estate Finance, Inc., 2025 Term Loan B, 1 mo. USD Term SOFR + 3.25%, 6.99%, 06/13/30 (b),(f)	995,000		1,001,219

Software — 0.4%
Castle U.S. Holding Corp.,
2025 EUR FLSO Term Loan B1, 3 mo. EURIBOR + 4.25%, 6.32%, 05/31/30 (b),(f)	2,935,870	EUR	1,656,113
2025 New Money FLFO Term Loan, 3 mo. USD Term SOFR + 5.00%, 8.82%, 04/29/30 (b),(f)	$1,302,878		1,319,164
2025 USD FLSO Term Loan B1, 1 mo. USD Term SOFR + 4.25%, 8.08%, 05/31/30 (b),(f)	7,554,768		3,994,583
2025 USD FLSO Term Loan B2, 1 mo. USD Term SOFR + 4.50%, 8.33%, 05/31/30 (b),(f)	147,923		77,142
Constant Contact, Inc., Term Loan, 3 mo. USD Term SOFR + 4.00%, 8.17%, 02/10/28 (b),(f)	7,746,419		7,365,992
MedAssets Software Intermediate Holdings, Inc., 2024 Term Loan A, 3 mo. USD Term SOFR + 5.25%, 5.25%, 12/15/28 (b),(f),(j)	203,401		187,129
Metropolis Technologies, Inc., 2025 Term Loan B, 6 mo. USD Term SOFR + 5.25%, 8.98%, 11/03/32 (b),(f)	721,763		714,545

			15,314,668

Telecommunications — 0.1%
Global Tel*Link Corp., 2024 Term Loan, 1 mo. USD Term SOFR + 7.50%, 11.22%, 08/06/29 (b),(f)	5,242,835		5,205,139

Total North America			172,770,884

Oceania — 0.0%
Diversified Financial Services — 0.0%
HB Acquisitions LLC, 2024 AUD Term Loan A, 3 mo. BBSY + 6.50%, 10.14%, 08/07/29 (b),(e),(f)	3,574,470	AUD	2,361,569

Total Oceania			2,361,569

TOTAL BANK DEBT (COST $185,945,132)			179,218,401

CORPORATE BONDS & NOTES — 6.3%
Asia — 0.1%
Lodging — 0.1%
Fortune Star BVI Ltd., 5.88%, 11/20/30 (b),(c)	2,080,000	EUR	2,410,651

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2025 (Unaudited)

Security Description	Principal Amount		Value
Real Estate — 0.0%
Scenery Journey Ltd., GBP Term Loan B2, 11.50%, 10/24/22 (b),(c),(k)	$3,607,000		$9,018

Telecommunications — 0.0%
SoftBank Group Corp., 6.50%, 10/29/62 (b),(c),(f)	813,000	EUR	879,595

Total Asia			3,299,264

Europe — 0.8%
Agriculture — 0.2%
MHP Lux SA,
6.25%, 09/19/29 (b),(d)	689,000		583,693
GBP Term Loan B2, 6.25%, 09/19/29 (b),(c)	3,232,000		2,738,021
GBP Term Loan B2, 6.95%, 04/03/26 (b),(c)	3,257,000		3,159,221

			6,480,935

Entertainment — 0.0%
CPUK Finance Ltd., 6.88%, 08/28/32 (b),(c)	1,000,000	GBP	1,346,747

Retail — 0.4%
Stonegate Pub Co. Financing 2019 PLC, 10.75%, 07/31/29 (b),(d)	9,899,000	GBP	13,177,284
Stonegate Pub Co. Financing PLC, 10.75%, 07/31/29 (b),(c)	200,000	GBP	266,234

			13,443,518

Water — 0.2%
Thames Water Super Senior Issuer PLC, 9.75%, 10/10/27 (b),(d)	612,832	GBP	949,950
Thames Water Utilities Finance PLC,
1.25%, 01/31/34 (b),(c)	1,186,000	EUR	967,556
2.38%, 04/22/42 (b),(c)	495,000	GBP	462,673
2.63%, 01/24/34 (b),(c)	1,188,000	GBP	1,120,412
4.00%, 04/18/29 (b),(c)	545,000	EUR	457,712
5.13%, 09/28/39 (b),(c)	295,000	GBP	285,388
5.50%, 02/11/43 (b),(c)	200,000	GBP	194,033
6.75%, 11/16/30 (b)	1,380,000	GBP	1,350,019
7.13%, 04/30/33 (b),(c)	612,000	GBP	598,789
7.75%, 04/30/46 (b),(c)	200,000	GBP	197,013
8.25%, 04/25/42 (b),(c)	200,000	GBP	197,950
Thames Water Utilities Ltd., 0.00%, 03/22/27 (b),(d),(i)	45,204	GBP	54,056

			6,835,551

Total Europe			28,106,751

Middle East — 0.2%
Commercial Services — 0.1%
Mersin Uluslararasi Liman Isletmeciligi AS, 8.25%, 11/15/28 (b),(c)	3,241,000		3,375,879

Oil & Gas — 0.1%
SA Global Sukuk Ltd., 4.63%, 09/17/35 (b),(c)	5,248,000		5,116,124

Total Middle East			8,492,003

North America — 3.7%
Advertising — 0.3%
Clear Channel Outdoor Holdings, Inc., 7.50%, 06/01/29 (b),(d)	9,745,000		9,676,310

Chemicals — 0.2%
Braskem Idesa SAPI,
6.99%, 02/20/32 (b),(c),(k)	1,226,000		711,080
7.45%, 11/15/29 (b),(c),(k)	4,037,000		2,341,460

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
WR Grace Holdings LLC, 5.63%, 08/15/29 (b),(d)	$3,578,000	$3,405,847

		6,458,387

Commercial Services — 0.1%
Sotheby’s,
5.88%, 06/01/29 (b),(d)	1,505,000	1,400,242
7.38%, 10/15/27 (b),(d)	1,656,000	1,646,309

		3,046,551

Construction Materials — 0.1%
CP Atlas Buyer, Inc.,
9.75%, 07/15/30 (b),(d)	1,355,000	1,403,441
PIK, 12.75%, 01/15/31 (b),(d)	2,183,478	2,068,672
Oscar AcquisitionCo LLC, 9.50%, 04/15/30 (b),(d)	808,000	361,607

		3,833,720

Diversified Financial Services — 0.0%
MF Global Holdings Ltd., 6.75%, 08/08/16 (b),(e),(k)	436,000	95,920

Engineering & Construction — 0.1%
Brand Industrial Services, Inc., 10.38%, 08/01/30 (b),(d)	2,977,000	2,919,372

Food Service — 0.3%
TKC Holdings, Inc., 10.50%, 05/15/29 (b),(d)	9,832,000	10,103,275

Healthcare-Services — 0.4%
Akumin, Inc.,
8.00%, 08/01/28 (b),(d)	6,650,000	6,517,000
PIK, 9.00%, 08/01/27 (b),(d)	1,639,485	1,598,498
MPH Acquisition Holdings LLC,
5.75%, 12/31/30 (b),(d)	1,810,194	1,588,445
PIK, 11.50%, 12/31/30 (b),(d)	1,228,553	1,299,195
National Mentor Holdings, Inc., 10.50%, 12/15/30 (b),(d)	342,000	343,812
Team Health Holdings, Inc., PIK, 13.50%, 06/30/28 (b),(d)	1,614,453	1,703,248
U.S. Renal Care, Inc., 10.63%, 06/28/28 (b),(d)	1,647,250	1,404,280

		14,454,478

Household Products/Wares — 0.1%
Kronos Acquisition Holdings, Inc.,
8.25%, 06/30/31 (b),(d)	3,167,000	2,082,303
10.75%, 06/30/32 (b),(d)	3,976,000	1,789,200

		3,871,503

Housewares — 0.0%
SWF Holdings I Corp., 6.50%, 10/06/29 (b),(d)	3,107,589	1,274,111

Insurance — 0.0%
Asurion LLC & Asurion Co-Issuer, Inc., 8.00%, 12/31/32 (b),(d)	186,000	192,996
Nature Coast Re Ltd., 13.31%, 04/10/33 (b),(d),(f)	250,000	259,375

		452,371

Media — 0.2%
McGraw-Hill Education, Inc., 8.00%, 08/01/29 (b),(d)	6,820,000	6,891,474

Oil & Gas — 1.1%
Calumet Specialty Products Partners LP, 9.75%, 07/15/28 (d)	4,448,000	4,495,238
Long Ridge Energy LLC, 8.75%, 02/15/32 (b),(d)	895,000	952,675

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Petroleos Mexicanos,
6.50%, 01/23/29 (b)	$259,000	$263,144
6.75%, 09/21/47 (b)	13,241,000	10,886,799
6.95%, 01/28/60 (b)	3,240,000	2,637,684
7.69%, 01/23/50 (b)	25,981,000	23,284,072

		42,519,612

Packaging & Containers — 0.1%
Mauser Packaging Solutions Holding Co.,
7.88%, 04/15/30 (b),(d)	1,866,000	1,851,278
9.25%, 04/15/30 (b),(d)	2,026,000	1,944,960

		3,796,238

Pharmaceuticals — 0.1%
1261229 BC Ltd., 10.00%, 04/15/32 (b),(d)	5,473,000	5,692,012

Pipelines — 0.2%
Martin Midstream Partners LP/Martin Midstream Finance Corp., 11.50%, 02/15/28 (b),(d)	8,785,000	9,070,513

REITS — 0.1%
IIP Operating Partnership LP, 5.50%, 05/25/26 (b)	3,794,000	3,740,701

Retail — 0.2%
GPS Hospitality Holding Co. LLC, 7.00%, 08/15/28 (b),(d)	4,829,000	2,439,052
Guitar Center Holdings, Inc., 0.00%, 12/13/30 (b),(e),(i)	6,121,315	1,683,362
Michaels Cos., Inc. (The), 7.88%, 05/01/29 (b),(d)	1,922,000	1,774,190
Park River Holdings, Inc., 8.00%, 03/15/31 (b),(d)	218,000	224,757

		6,121,361

Software — 0.0%
CoreWeave, Inc., 9.25%, 06/01/30 (b),(d)	1,054,000	979,980

Telecommunications — 0.1%
11.13%, 12/31/32 (b),(c),(d)	2,928,300	2,809,118

Transportation — 0.0%
Brightline East LLC, 11.00%, 01/31/30 (b),(d)	2,425,000	679,000

Total North America		138,486,007

South America — 1.5%
Airlines — 0.3%
Azul Secured Finance LLP,
10.88%, 08/28/30 (b),(e),(k)	802,022	86,217
11.50%, 08/28/29 (b),(e),(k)	2,385,785	256,472
11.93%, 08/28/28 (b),(e),(k)	2,699,274	1,347,389
PIK, 15.00%, 02/27/26 (b),(d)	5,471,397	5,540,577
Latam Airlines Group SA, 7.88%, 04/15/30 (b),(c)	4,000,000	4,207,080

		11,437,735

Chemicals — 0.0%
Braskem Netherlands Finance BV, 4.50%, 01/10/28 (b),(c)	4,905,000	2,011,944

Electric — 0.0%
Generacion Mediterranea SA, 11.00%, 11/01/31 (b),(c)	1,909,000	1,336,300

Iron/Steel — 0.3%
Samarco Mineracao SA, PIK, 9.50%, 06/30/31 (b),(d)	9,885,852	10,013,923

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2025 (Unaudited)

Security Description	Principal Amount		Value
Media — 0.1%
VTR Comunicaciones SpA, 4.38%, 04/15/29 (b),(c)	$2,950,000		$2,861,821

Oil & Gas — 0.7%
Ecopetrol SA,
6.88%, 04/29/30 (b)	2,386,000		2,420,104
7.75%, 02/01/32 (b)	5,282,000		5,435,653
Petroleos del Peru SA,
4.75%, 06/19/32 (b),(c)	11,931,000		8,799,113
5.63%, 06/19/47 (b),(c)	10,058,000		6,393,192
Raizen Fuels Finance SA, 6.95%, 03/05/54 (b),(c)	5,520,000		4,209,000

			27,257,062

Telecommunications — 0.1%
Telecom Argentina SA, 9.50%, 07/18/31 (b),(c)	3,006,000		3,164,596

Total South America			58,083,381

Supranational — 0.0%
Multi-National — 0.0%
International Bank for Reconstruction & Development, 14.91%, 07/24/28 (b),(d),(f)	250,000		255,275

Total Supranational			255,275

TOTAL CORPORATE BONDS & NOTES (COST $239,578,257)			236,722,681

SOVEREIGN DEBT — 2.6%
Ecuador Government International Bonds, 0.00%, 07/31/30 (b),(c),(i)	3,243,630		2,753,842
El Salvador Government International Bonds, 0.25%, 04/17/30 (b),(c)	4,700,000		133,950
Honduras Government International Bonds, 8.63%, 11/27/34 (b),(c)	3,288,000		3,699,986
Ivory Coast Government International Bonds,
4.88%, 01/30/32 (b),(c)	5,291,000	EUR	6,032,058
5.75%, 12/31/32 (b),(c),(g)	$1,418,447		1,422,028
5.88%, 10/17/31 (b),(c)	2,780,000	EUR	3,289,323
6.38%, 03/03/28 (b),(c)	$5,347,000		5,422,787
7.63%, 01/30/33 (b),(c)	2,005,000		2,167,538
KSA Ijarah Sukuk Ltd., 4.88%, 09/09/35 (b),(c)	10,033,000		10,063,865
Lebanon Government International Bonds,
6.38%, 03/09/20 (b),(c),(k)	45,310,000		10,480,203
8.25%, 04/12/21 (b),(c),(k)	18,118,000		4,193,230
Lithuania Government International Bonds, 4.25%, 09/10/45 (b),(c)	2,600,000	EUR	2,990,453
Mexico Government International Bonds, 5.50%, 08/17/30 (b),(c)	$30,300,000		30,863,277
Montenegro Government International Bonds, 7.25%, 03/12/31 (b),(c)	4,119,000		4,389,606
Provincia de Buenos Aires Government International Bonds, 6.63%, 09/01/37 (b),(c),(g)	2,220,691		1,702,004
Republic of Tajikistan International Bonds, 7.13%, 09/14/27 (b),(c)	758,667		760,589
Republic of Uzbekistan International Bonds, 5.38%, 05/29/27 (b),(c)	3,378,000	EUR	4,057,678
Sri Lanka Government International Bonds, 4.00%, 04/15/28 (b),(c)	$4,207,816		4,032,586

TOTAL SOVEREIGN DEBT (COST $89,318,832)			98,455,003

MORTGAGE-BACKED SECURITIES — 26.7%
Europe — 0.1%
Collateralized Mortgage Obligation (Residential) — 0.0%
Credit Suisse First Boston Mortgage Securities Corp., Series 2003-AR26, Class CB1, 5.88%, 11/25/33 (b),(f)	191,475		173,442

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2025 (Unaudited)

Security Description	Principal Amount		Value
Commercial Mortgage-Backed Securities — 0.1%
Taurus EU DAC, Series 2025-EU1A, Class E, 3 mo. EURIBOR + 3.50%, 5.56%, 02/17/35 (b),(d),(f)	999,933	EUR	1,156,435
Taurus NL DAC,
Series 2020-NL1X, Class C, 3 mo. EURIBOR + 2.05%, 4.10%, 02/20/30 (b),(c),(f)	48,764	EUR	56,582
Series 2020-NL1X, Class D, 3 mo. EURIBOR + 2.50%, 4.55%, 02/20/30 (b),(c),(f)	487,644	EUR	500,464
Taurus UK DAC, Series UK3A, Class E, 3 mo. SONIO+ 3.80%, 7.77%, 07/20/35 (b),(d),(f)	142,000	GBP	191,845

			1,905,326

Total Europe			2,078,768

North America — 26.6%
Collateralized Mortgage Obligation (Residential) — 2.3%
Ajax Mortgage Loan Trust,
Series 2021-E, Class B1, 3.73%, 12/25/60 (b),(d),(f)	972,000		$640,999
Series 2021-E, Class B2, 3.90%, 12/25/60 (b),(d),(f)	762,000		467,008
American Home Mortgage Investment Trust, Series 2004-4, Class 6A2, 6.00%, 02/25/45 (b),(g)	7,500,000		6,742,192
Banc of America Funding Trust, Series 2006-H, Class 5A1, 1 mo. TSFR + .47%, 4.21%, 10/20/36 (b),(f)	3,698,705		1,156,378
Banc of America Mortgage Trust, Series 2004-F, Class B1, 5.94%, 07/25/34 (b),(f)	188,620		167,705
Barclays Mortgage Loan Trust, Series 2021-NQM1, Class B2, 5.43%, 09/25/51 (b),(d)	100,000		90,184
Bear Stearns ALT-A Trust,
Series 2004-9, Class B1, 5.74%, 09/25/34 (b),(f)	204,740		200,553
Series 2005-10, Class 2B1, 4.87%, 01/25/36 (b),(f)	666,695		475,819
Series 2006-1, Class 11A2, 1 mo. TSFR + .75%, 4.49%, 02/25/36 (b),(f)	1,061,447		929,360
Series 2006-3, Class 22A1, 4.19%, 05/25/36 (b),(f)	324,359		234,229
Series 2006-4, Class 13A1, 1 mo. TSFR + .43%, 4.17%, 08/25/36 (b),(f)	222,096		187,829
Bear Stearns Asset-Backed Securities I Trust, Series 2007-AC5, Class A5, 1 mo. TSFR + .56%, 4.30%, 07/25/37 (b),(f)	2,514,715		600,826
Calcon Mutual Mortgage, Series 2023-1, Class M1, 4.96%, 06/25/54 (b),(d),(f)	3,006,000		3,039,222
Chase Mortgage Finance Trust, Series 2007-A1, Class 1M, 6.39%, 02/25/37 (b),(f)	210,479		184,869
ChaseFlex Trust, Series 2007-1, Class 1A1, 6.50%, 02/25/37 (b)	998,375		350,614
CHL Mortgage Pass-Through Trust,
Series 2004-25, Class 1A2, 1 mo. TSFR + .89%, 4.63%, 02/25/35 (b),(f)	361,773		351,479
Series 2005-3, Class 1A4, 1 mo. TSFR + .83%, 4.57%, 04/25/35 (b),(f)	382,922		351,872
Citigroup Mortgage Loan Trust, Inc.,
Series 2004-NCM2, Class B1, 7.60%, 08/25/34 (b),(f)	658,346		264,432
Series 2006-AR6, Class 2A4, 1 mo. TSFR + .55%, 4.29%, 09/25/36 (b),(f)	809,988		290,004
CitiMortgage Alternative Loan Trust,
Series 2006-A4, Class 1A5, 1 mo. TSFR + .76%, 4.50%, 09/25/36 (b),(f)	677,797		563,253
Series 2007-A6, Class 1A1, 1 mo. TSFR + .71%, 4.45%, 06/25/37 (b),(f)	253,779		215,200
COLT Funding LLC, Series 2025-1, Class B1, 7.12%, 01/25/70 (b),(d),(f)	627,000		637,288
COLT Mortgage Loan Trust, Series 2022-2, Class B1, 3.95%, 02/25/67 (b),(d),(f)	100,000		83,164
COLT Trust, Series 2021-RPL1, Class B2, 4.48%, 09/25/61 (b),(d),(f)	446,000		341,128
Countrywide Alternative Loan Trust,
Series 2007-5CB, Class 1A20, 1 mo. TSFR + 5.35%, 1.61%, 04/25/37 (b),(f),(h)	698,056		79,858
Series 2007-5CB, Class 1A21, 1 mo. TSFR + .65%, 4.39%, 04/25/37 (b),(f)	698,056		258,905
Series 2004-16CB, Class M, 5.76%, 08/25/34 (b),(f)	271,731		244,278
Series 2004-22CB, Class M, 6.00%, 10/25/34 (b),(f)	345,278		241,274
Series 2004-2CB, Class M, 5.89%, 03/25/34 (b),(f)	279,845		238,329
Series 2004-4CB, Class M, 5.68%, 04/25/34 (b),(f)	144,734		118,803
Series 2005-10CB, Class 1A1, 1 mo. TSFR + .61%, 4.35%, 05/25/35 (b),(f)	242,697		183,529
Series 2005-11CB, Class 3A2, 1 mo. TSFR + .61%, 4.35%, 06/25/35 (b),(f)	258,968		196,227

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Series 2005-28CB, Class 2A8, 1 mo. TSFR + .51%, 4.25%, 08/25/35 (b),(f)	$1,560,214	$890,478
Series 2005-56, Class 1A2, 1 mo. TSFR + 1.27%, 5.01%, 11/25/35 (b),(f)	263,979	251,893
Series 2005-59, Class 1A1, 1 mo. TSFR + .77%, 4.51%, 11/20/35 (b),(f)	5,733,490	5,490,534
Series 2005-69, Class A2, 12 mo. MTA + 1.70%, 5.73%, 12/25/35 (b),(f)	245,735	250,505
Series 2005-76, Class 1A2, 12 mo. MTA + 2.00%, 6.03%, 01/25/36 (b),(f)	1,370,122	1,216,050
Series 2005-J9, Class 1A1, 1 mo. TSFR + .81%, 4.55%, 08/25/35 (b),(f)	464,044	246,290
Series 2006-13T1, Class A15, 6.00%, 05/25/36 (b)	380,682	166,817
Series 2006-19CB, Class A19, 1 mo. TSFR + .91%, 4.65%, 08/25/36 (b),(f)	542,214	238,605
Series 2006-20CB, Class A1, 1 mo. TSFR + .45%, 4.19%, 07/25/36 (b),(f)	698,040	204,631
Series 2006-20CB, Class A6, 1 mo. TSFR + .61%, 4.35%, 07/25/36 (b),(f)	678,481	210,488
Series 2006-21CB, Class A5, 1 mo. TSFR + .51%, 4.25%, 07/25/36 (b),(f)	486,163	199,165
Series 2006-23CB, Class 2A3, 6.50%, 08/25/36 (b)	713,871	205,254
Series 2006-28CB, Class A10, 1 mo. TSFR + .81%, 4.55%, 10/25/36 (b),(f)	665,633	244,799
Series 2006-28CB, Class A19, 1 mo. TSFR + .51%, 4.25%, 10/25/36 (b),(f)	703,571	232,793
Series 2006-29T1, Class 3A1, 6.50%, 10/25/36 (b)	567,804	143,491
Series 2006-31CB, Class A3, 6.00%, 11/25/36 (b)	417,916	245,115
Series 2006-31CB, Class A5, 1 mo. TSFR + .86%, 4.60%, 11/25/36 (b),(f)	472,458	204,643
Series 2006-39CB, Class 1A6, 1 mo. TSFR + .71%, 4.45%, 01/25/37 (b),(f)	261,844	183,422
Series 2006-41CB, Class 2A7, 1 mo. TSFR + .71%, 4.45%, 01/25/37 (b),(f)	1,100,304	446,415
Series 2006-41CB, Class 2A8, 1 mo. TSFR + .76%, 4.50%, 01/25/37 (b),(f)	1,137,523	465,887
Series 2006-7CB, Class 1A4, 6.00%, 05/25/36 (b)	740,374	382,104
Series 2006-8T1, Class 1A1, 1 mo. TSFR + .61%, 4.35%, 04/25/36 (b),(f)	687,751	219,619
Series 2006-J1, Class 1A4, 1 mo. TSFR + .61%, 4.35%, 02/25/36 (b),(f)	326,381	192,048
Series 2006-J2, Class A1, 1 mo. TSFR + .61%, 4.35%, 04/25/36 (b),(f)	575,571	213,389
Series 2006-OA12, Class A1C, 1 mo. TSFR + .39%, 4.41%, 09/20/46 (b),(f)	306,984	267,818
Series 2006-OA12, Class A2, 1 mo. TSFR + .32%, 4.27%, 09/20/46 (b),(f)	164,390	149,566
Series 2006-OA16, Class A3, 1 mo. TSFR + .61%, 4.35%, 10/25/46 (b),(f)	246,265	210,906
Series 2006-OA19, Class A1, 1 mo. TSFR + .29%, 4.03%, 02/20/47 (b),(f)	479,646	374,477
Series 2006-OA19, Class A4, 1 mo. TSFR + .32%, 4.06%, 02/20/47 (b),(f)	286,330	230,214
Series 2006-OA2, Class A1, 1 mo. TSFR + .53%, 4.27%, 05/20/46 (b),(f)	474,441	455,717
Series 2006-OA8, Class 2A3, 1 mo. TSFR + .49%, 4.23%, 07/25/46 (b),(f)	80,219	90,171
Series 2006-OA8, Class 2A4, 1 mo. TSFR + .63%, 4.37%, 07/25/46 (b),(f)	340,366	274,371
Series 2006-OA9, Class 2A1A, 1 mo. TSFR + .53%, 4.27%, 07/20/46 (b),(f)	512,074	441,552
Series 2007-16CB, Class 1A2, 1 mo. TSFR + .51%, 4.25%, 08/25/37 (b),(f)	356,322	233,949
Series 2007-16CB, Class 2A1, 1 mo. TSFR + .56%, 4.30%, 08/25/37 (b),(f)	2,107,322	717,562
Series 2007-17CB, Class 1A6, 1 mo. TSFR + .61%, 4.35%, 08/25/37 (b),(f)	799,240	356,547
Series 2007-18CB, Class 1A2, 1 mo. TSFR + .58%, 4.32%, 08/25/37 (b),(f)	700,295	186,430
Series 2007-20, Class A1, 1 mo. TSFR + .61%, 4.35%, 08/25/47 (b),(f)	851,451	297,340
Series 2007-23CB, Class A3, 1 mo. TSFR + .61%, 4.35%, 09/25/37 (b),(f)	1,756,357	591,791
Series 2007-23CB, Class A7, 1 mo. TSFR + .51%, 4.25%, 09/25/37 (b),(f)	614,818	220,854
Series 2007-2CB, Class 1A7, 1 mo. TSFR + .61%, 4.35%, 03/25/37 (b),(f)	542,490	206,287
Series 2007-8CB, Class A5, 1 mo. TSFR + .61%, 4.35%, 05/25/37 (b),(f)	869,419	351,449
Series 2007-HY6, Class A1, 1 mo. TSFR + .53%, 4.27%, 08/25/47 (b),(f)	367,407	318,149
Series 2007-J1, Class 3A1, 4.20%, 11/25/36 (b),(g)	316,374	226,431
Series 2007-OA11, Class A1A, 12 mo. MTA + 1.38%, 5.41%, 11/25/47 (b),(f)	284,498	251,320
Series 2007-OA2, Class 1A1, 12 mo. MTA + .84%, 4.87%, 03/25/47 (b),(f)	175,076	151,717
Series 2007-OH2, Class A2B, 1 mo. TSFR + .47%, 4.21%, 08/25/47 (b),(f)	119,662	122,791
CSFB Mortgage-Backed Pass-Through Certificates, Series 2004-8, Class DB1, 5.59%, 12/25/34 (b),(f)	325,553	239,608
CSMC Trust, Series 2021-NQM3, Class B2, 4.13%, 04/25/66 (b),(d),(f)	800,000	614,000
Deephaven Residential Mortgage Trust, Series 2021-4, Class B2, 4.42%, 11/25/66 (b),(d),(f)	100,000	77,405

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Deutsche Alt-A Securities Mortgage Loan Trust, Series 2006-AR5, Class 1A1, 1 mo. TSFR + .37%, 4.11%, 10/25/36 (b),(f)	$1,239,166	$405,606
DSLA Mortgage Loan Trust, Series 2005-AR2, Class 2A1A, 1 mo. TSFR + .53%, 4.27%, 03/19/45 (b),(f)	845,594	794,178
First Horizon Alternative Mortgage Securities Trust,
Series 2006-FA8, Class 1A3, 1 mo. TSFR + .61%, 4.35%, 02/25/37 (b),(f)	731,134	201,336
Series 2007-FA2, Class 1A2, 1 mo. TSFR + .66%, 4.40%, 04/25/37 (b),(f)	952,660	242,685
GS Mortgage-Backed Securities Corp. Trust, Series 2021-PJ1, Class B3, 2.74%, 06/25/51 (b),(d),(f)	3,619,215	3,003,427
GSR Mortgage Loan Trust, Series 2005-AR6, Class B1, 5.54%, 09/25/35 (b),(f)	256,082	207,726
HarborView Mortgage Loan Trust,
Series 2005-10, Class 2A1B, 1 mo. TSFR + .87%, 4.61%, 11/19/35 (b),(f)	957,260	606,082
Series 2006-4, Class 1A1A, 1 mo. TSFR + .47%, 4.21%, 05/19/46 (b),(f)	528,454	264,371
Series 2007-6, Class 2A1B, 1 mo. TSFR + .34%, 4.08%, 08/19/37 (b),(f)	6,755,610	5,851,487
IndyMac IMSC Mortgage Loan Trust, Series 2007-HOA1, Class A22, 1 mo. TSFR + .47%, 4.21%, 07/25/47 (b),(f)	377,753	281,667
IndyMac INDX Mortgage Loan Trust,
Series 2006-AR7, Class 3A1, 3.75%, 05/25/36 (b),(f)	194,433	170,640
Series 2007-FLX2, Class A2, 1 mo. TSFR + .49%, 4.23%, 04/25/37 (b),(f)	195,843	203,269
Series 2007-FLX5, Class 2A2, 1 mo. TSFR + .59%, 4.33%, 08/25/37 (b),(f)	3,940,504	3,428,487
JP Morgan Mortgage Trust,
Series 2005-A5, Class IB1, 5.08%, 08/25/35 (b),(f)	545,626	466,704
Series 2023-HE2, Class M3, 1 mo. SOFR + 3.25%, 7.17%, 03/20/54 (b),(d),(f)	3,447,551	3,496,717
Lehman Mortgage Trust,
Series 2005-2, Class 3A1, 1 mo. TSFR + .86%, 4.60%, 12/25/35 (b),(f)	491,978	234,142
Series 2007-1, Class 1A2, 5.75%, 02/25/37 (b)	445,022	444,588
Lehman XS Trust,
Series 2006-17, Class WF41, 6.23%, 11/25/36 (b),(g)	232,020	219,775
Series 2007-15N, Class 4A1, 1 mo. TSFR + 1.01%, 4.75%, 08/25/47 (b),(f)	234,300	215,836
Merrill Lynch Mortgage Investors Trust,
Series 2005-3, Class M1, 5.28%, 11/25/35 (b),(f)	250,738	137,003
Series 2005-A5, Class M1, 4.77%, 06/25/35 (b),(f)	623,104	552,873
Morgan Stanley Mortgage Loan Trust,
Series 2004-7AR, Class B1, 5.62%, 09/25/34 (b),(f)	239,805	187,570
Series 2004-9, Class B1, 5.40%, 11/25/34 (b),(f)	255,010	223,996
Series 2005-1, Class B1, 5.66%, 03/25/35 (b),(f)	410,118	182,045
New Residential Mortgage Loan Trust,
Series 2022-NQM1, Class B2, 3.75%, 04/25/61 (b),(d),(f)	100,000	55,662
Series 2024-NQM1, Class B2, 7.98%, 03/25/64 (b),(d),(f)	100,000	100,643
Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2006-AR3, Class A3A, 1 mo. TSFR + ..45%, 4.19%, 10/25/36 (b),(f)	263,614	235,159
PRKCM Trust,
Series 2023-AFC2, Class B2, 8.15%, 06/25/58 (b),(d),(f)	100,000	101,368
Series 2024-AFC1, Class B2, 8.40%, 03/25/59 (b),(d),(f)	1,409,000	1,421,372
RALI Trust,
Series 2006-QO7, Class 1A1, 12 mo. MTA + .80%, 4.83%, 09/25/46 (b),(f)	294,744	228,317
Series 2007-QH5, Class AI1, 1 mo. TSFR + .53%, 4.27%, 06/25/37 (b),(f)	1,317,442	993,592
Rate Mortgage Trust, Series 2025-J3, Class B4, 6.21%, 11/25/55 (b),(d),(f)	304,000	250,836
RCKT Mortgage Trust,
Series 2023-CES1, Class M2, 7.98%, 06/25/43 (b),(d),(f)	251,000	253,737
Series 2023-CES2, Class M1, 7.36%, 09/25/43 (b),(d),(f)	5,513,000	5,586,097

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Residential Asset Mortgage Products Trust, Series 2005-RS4, Class M7, 1 mo. TSFR + 1.39%, 5.77%, 04/25/35 (b),(f)	$2,253,000	$1,933,628
Residential Asset Securitization Trust, Series 2006-A7CB, Class 1A4, 6.25%, 07/25/36 (b)	297,121	235,671
Saluda Grade Alternative Mortgage Trust,
Series 2023-FIG3, Class B, 7.71%, 08/25/53 (b),(d)	1,192,143	1,211,553
Series 2024-INV1, Class B1, 7.15%, 08/25/59 (b),(d),(f)	1,054,000	1,072,070
Sequoia Mortgage Trust, Series 2019-4, Class B4, 3.78%, 11/25/49 (b),(d),(f)	2,158,000	1,517,242
Starwood Mortgage Residential Trust,
Series 2020-INV1, Class B1, 3.26%, 11/25/55 (b),(d)	123,000	113,987
Series 2021-4, Class B2, 4.14%, 08/25/56 (b),(d),(f)	268,000	219,639
Series 2022-1, Class B1, 3.96%, 12/25/66 (b),(d),(f)	135,000	102,812
Structured Asset Mortgage Investments II Trust, Series 2007-AR1, Class 2A2, 1 mo. TSFR + .53%, 4.27%, 01/25/37 (b),(f)	382,033	425,613
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Series 2003-26A, Class B1II, 4.93%, 09/25/33 (b),(f)	160,878	109,861
Thornburg Mortgage Securities Trust, Series 2005-3, Class B1, 5.58%, 10/25/45 (b),(f)	577,548	470,251
Towd Point Mortgage Trust,
Series 2020-1, Class B3, 4.54%, 01/25/60 (b),(d),(f)	2,690,000	2,038,654
Series 2021-1, Class B2, 4.21%, 11/25/61 (b),(d),(f)	494,000	388,513
TRK Trust,
Series 2021-INV2, Class B2, 4.34%, 11/25/56 (b),(d),(f)	1,000,000	736,119
Series 2022-INV1, Class B1, 3.98%, 02/25/57 (b),(d),(f)	111,000	85,314
Series 2022-INV1, Class B2, 3.98%, 02/25/57 (b),(d),(f)	100,000	62,860
Verus Securitization Trust, Series 2024-1, Class B1, 7.91%, 01/25/69 (b),(d),(f)	2,149,000	2,189,966
Visio Trust, Series 2023-2, Class B2, 7.71%, 10/25/58 (b),(d),(f)	100,000	99,479
WaMu Mortgage Pass-Through Certificates Trust,
Series 2005-AR1, Class B1, 1 mo. TSFR + .94%, 4.67%, 01/25/45 (b),(f)	211,822	185,940
Series 2005-AR17, Class A1C4, 1 mo. TSFR + .91%, 4.65%, 12/25/45 (b),(f)	378,742	331,026
Series 2005-AR6, Class B1, 1 mo. TSFR + 1.01%, 4.75%, 04/25/45 (b),(f)	438,686	358,964
Series 2005-AR9, Class B1, 1 mo. TSFR + 1.06%, 4.79%, 07/25/45 (b),(f)	138,904	137,239
Series 2006-AR1, Class 2A1C, 12 mo. MTA + 1.07%, 5.10%, 01/25/46 (b),(f)	170,644	170,877
Series 2006-AR17, Class 1A, 12 mo. MTA + .82%, 3.88%, 12/25/46 (b),(f)	1,136,777	946,328
Series 2006-AR7, Class 2A, 12 mo. MTA + .98%, 5.01%, 07/25/46 (b),(f)	279,766	275,387
Series 2007-HY6, Class 1A1, 4.03%, 06/25/37 (b),(f)	260,617	215,737
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust,
Series 2005-11, Class A2, 5.75%, 01/25/36 (b)	197,552	170,276
Series 2005-AR1, Class A1B, 1 mo. TSFR + .79%, 4.53%, 12/25/35 (b),(f)	234,247	256,322
Series 2006-5, Class 1A3, 6.00%, 07/25/36 (b)	322,175	255,362
Series 2007-3, Class A19, 6.00%, 04/25/37 (b)	432,840	388,024
Series 2007-OA3, Class 2A, 12 mo. MTA + .75%, 4.78%, 02/25/47 (b),(f)	211,426	182,750

		88,666,124

Commercial Mortgage-Backed Securities — 2.2%
Arbor Multifamily Mortgage Securities Trust, Series 2022-MF4, Class E, 2.00%, 02/15/55 (b),(d)	130,000	99,665
AREIT Trust, Series 2022-CRE7, Class C, 1 mo. TSFR + 3.84%, 7.58%, 06/17/39 (b),(d),(f)	1,000,000	1,000,546
ARES Trust, Series 2025-IND3, Class E, 1 mo. TSFR + 3.55%, 7.30%, 04/15/42 (b),(d),(f)	1,010,000	1,013,754
Benchmark Mortgage Trust,
Series 2025-V18, Class XD, 1.95%, 10/15/58 (b),(d),(f),(h)	1,000,000	85,781
Series 2025-V19, Class XD, 1.77%, 01/15/58 (b),(d),(f),(h)	1,000,000	78,790
Series 2024-V11, Class XD, 1.87%, 11/15/57 (b),(d),(f),(h)	1,000,000	62,651
Series 2024-V7, Class XD, 2.85%, 05/15/56 (b),(d),(f),(h)	1,000,000	82,167
Series 2024-V8, Class XD, 2.95%, 07/15/57 (b),(d),(f),(h)	1,000,000	89,283

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Series 2025-V17, Class XD, 1.97%, 09/15/58 (b),(d),(f),(h)	$1,000,000	$82,738
BLP Commercial Mortgage Trust, Series 2024-IND2, Class E, 1 mo. TSFR + 3.69%, 7.44%, 03/15/41 (b),(d),(f)	4,274,713	4,273,289
BMO Mortgage Trust,
Series 2025-5C10, Class XD, 2.27%, 05/15/58 (b),(d),(f),(h)	1,000,000	86,182
Series 2025-5C9, Class XD, 1.98%, 04/15/58 (b),(d),(f),(h)	1,000,000	75,124
BMP Trust, Series 2024-MF23, Class E, 1 mo. TSFR + 3.39%, 7.14%, 06/15/41 (b),(d),(f)	1,000,000	1,003,060
BX Commercial Mortgage Trust,
Series 2020-VIVA, Class E, 3.55%, 03/11/44 (b),(d),(f)	5,006,000	4,583,469
Series 2021-CIP, Class F, 1 mo. TSFR + 3.33%, 7.08%, 12/15/38 (b),(d),(f)	134,586	134,376
Series 2021-MC, Class G, 1 mo. TSFR + 3.20%, 6.95%, 04/15/34 (b),(d),(f)	100,000	96,289
Series 2022-AHP, Class E, 1 mo. TSFR + 3.04%, 6.79%, 01/17/39 (b),(d),(f)	227,000	226,524
CD Mortgage Trust, Series 2016-CD1, Class D, 2.74%, 08/10/49 (b),(d),(f)	422,000	223,370
Citigroup Commercial Mortgage Trust,
Series 2012-GC8, Class C, 5.29%, 09/10/45 (b),(d),(f)	91,143	87,248
Series 2016-GC37, Class D, 2.79%, 04/10/49 (b),(d)	100,000	86,704
Series 2019-C7, Class E, 2.75%, 12/15/72 (b),(d)	697,000	484,938
COMM Mortgage Trust,
Series 2014-CR14, Class D, 3.62%, 02/10/47 (b),(d),(f)	591,000	510,367
Series 2015-CR22, Class E, 3.00%, 03/10/48 (b),(d)	239,000	189,804
Series 2015-CR23, Class D, 4.19%, 05/10/48 (b),(f)	35,725	34,338
Series 2015-CR25, Class D, 3.47%, 08/10/48 (b),(f)	320,024	306,085
Series 2015-CR27, Class D, 3.62%, 10/10/48 (b),(d),(f)	3,065,000	2,651,348
Series 2015-CR27, Class E, 3.25%, 10/10/48 (b),(d)	1,439,000	928,896
Series 2015-LC21, Class C, 4.24%, 07/10/48 (b),(f)	760,167	750,412
Series 2015-LC21, Class D, 4.24%, 07/10/48 (b),(f)	1,348,000	1,305,394
Series 2025-180W, Class E, 7.36%, 08/10/42 (b),(d),(f)	1,000,000	1,007,816
Series 2025-180W, Class X, 1.35%, 08/10/42 (b),(d),(f),(h)	1,000,000	57,568
CSAIL Commercial Mortgage Trust,
Series 2015-C4, Class F, 3.50%, 11/15/48 (b),(d),(f)	2,347,782	2,325,523
Series 2016-C5, Class C, 4.40%, 11/15/48 (b),(f)	59,455	59,047
Series 2018-CX11, Class D, 2.75%, 04/15/51 (b),(d),(f)	604,000	508,020
Series 2019-C16, Class D, 3.00%, 06/15/52 (b),(d)	163,000	139,995
Series 2019-C17, Class D, 2.50%, 09/15/52 (b),(d)	1,409,000	1,059,967
CSTL Commercial Mortgage Trust,
Series 2025-GATE2, Class E, 6.35%, 11/10/42 (b),(d),(f)	1,000,000	999,293
Series 2024-GATE, Class E, 6.96%, 11/10/41 (b),(d),(f)	873,000	898,102
Federal Home Loan Mortgage Corp. Multifamily Structured Credit Risk, Series 2021-MN1, Class M2, 1 mo. SOFR + 3.75%, 7.62%, 01/25/51 (b),(d),(f)	102,000	104,859
GS Mortgage Securities Corp. Trust,
Series 2021-ROSS, Class F, 1 mo. TSFR + 4.16%, 7.92%, 05/15/26 (b),(d),(f)	1,019,000	615,438
Series 2021-ROSS, Class G, 1 mo. TSFR + 4.91%, 8.67%, 05/15/26 (b),(d),(f)	1,000,000	433,236
Series 2021-ROSS, Class H, 1 mo. TSFR + 6.16%, 9.92%, 05/15/26 (b),(d),(f)	1,000,000	136,740
GS Mortgage Securities Trust,
Series 2014-GC24, Class B, 4.50%, 09/10/47 (b),(f)	100,000	95,670
Series 2014-GC24, Class C, 4.52%, 09/10/47 (b),(f)	303,000	270,633
Series 2017-GS8, Class D, 2.70%, 11/10/50 (b),(d)	1,593,000	1,247,916
HarborView Mortgage Loan Trust, Series 2005-12, Class 2A1B, 12 mo. MTA + 2.00%, 6.03%, 10/19/35 (b),(f)	358,936	286,324
Hilton USA Trust,
Series 2016-HHV, Class F, 4.19%, 11/05/38 (b),(d),(f)	11,467,000	11,223,051

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Series 2016-SFP, Class F, 6.16%, 11/05/35 (b),(d)	$1,068,000	$21,928
ICNQ Mortgage Trust,
Series 2024-MF, Class E, 6.35%, 12/10/34 (b),(d),(f)	1,702,000	1,718,826
Series 2024-MF, Class F, 6.35%, 12/10/34 (b),(d),(f)	1,000,000	980,473
Series 2024-MF, Class X, 0.45%, 12/10/34 (b),(d),(f),(h)	1,000,000	16,073
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2015-JP1, Class C, 4.78%, 01/15/49 (b),(f)	102,000	91,480
Series 2016-JP3, Class D, 3.41%, 08/15/49 (b),(d),(f)	100,000	92,917
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C23, Class D, 4.04%, 09/15/47 (b),(d),(f)	100,000	89,289
Series 2014-C26, Class C, 4.07%, 01/15/48 (b),(f)	642,000	610,118
Series 2015-C31, Class E, 4.54%, 08/15/48 (b),(d),(f)	1,093,000	188,791
Series 2016-C1, Class C, 4.71%, 03/17/49 (b),(f)	651,000	646,778
Series 2016-C1, Class E, 4.71%, 03/17/49 (b),(d),(f)	3,126,000	2,514,879
Life Mortgage Trust, Series 2021-BMR, Class F, 1 mo. TSFR + 2.46%, 6.21%, 03/15/38 (b),(d),(f)	805,000	776,608
LSTAR Commercial Mortgage Trust,
Series 2017-5, Class C, 4.69%, 03/10/50 (b),(d),(f)	967,000	916,749
Series 2017-5, Class D, 4.69%, 03/10/50 (b),(d),(f)	1,125,000	962,730
MF1 LLC,
Series 2022-FL9, Class B, 1 mo. TSFR + 3.15%, 6.88%, 06/19/37 (b),(d),(f)	1,213,000	1,213,450
Series 2022-FL9, Class C, 1 mo. TSFR + 3.70%, 7.43%, 06/19/37 (b),(d),(f)	1,000,000	1,000,331
MF1 Ltd., Series 2022-FL8, Class C, 1 mo. TSFR + 2.20%, 5.93%, 02/19/37 (b),(d),(f)	847,000	843,299
MHP Trust,
Series 2022-MHIL, Class F, 1 mo. TSFR + 3.26%, 7.01%, 01/15/39 (b),(d),(f)	80,000	79,845
Series 2022-MHIL, Class G, 1 mo. TSFR + 3.96%, 7.71%, 01/15/27 (b),(d),(f)	626,400	625,494
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2025-5C2, Class XD, 1.64%, 11/15/58 (b),(d),(f),(h)	1,000,000	72,429
Series 2016-C31, Class D, 3.00%, 11/15/49 (b),(d),(f)	1,441,000	1,217,907
Series 2016-C32, Class D, 3.40%, 12/15/49 (b),(d),(f)	991,000	822,109
Morgan Stanley Capital I Trust, Series 2016-UB11, Class E, 2.59%, 08/15/49 (b),(d),(f)	3,200,500	2,971,783
New Orleans Hotel Trust, Series 2019-HNLA, Class E, 1 mo. TSFR + 2.74%, 6.49%, 04/15/32 (b),(d),(f)	1,301,000	1,285,999
Prima Capital CRE Securitization Ltd.,
Series 2019-RK1, Class CG, 4.00%, 04/15/38 (b),(d)	339,000	297,336
Series 2019-RK1, Class CT, 4.45%, 04/15/38 (b),(d)	121,000	107,354
Ready Capital Mortgage Financing LLC, Series 2021-FL7, Class D, 1 mo. TSFR + 3.06%, 6.80%, 11/25/36 (b),(d),(f)	100,000	99,907
ReadyCap Commercial Mortgage Trust,
Series 2019-6, Class C, 4.13%, 10/25/52 (b),(d),(f)	1,691,000	1,555,984
Series 2019-6, Class D, 4.63%, 10/25/52 (b),(d),(f)	227,000	194,316
RFR Trust,
Series 2025-SGRM, Class F, 8.23%, 03/11/41 (b),(d),(f)	2,000,000	2,053,374
Series 2025-SGRM, Class E, 7.27%, 03/11/41 (b),(d),(f)	2,895,000	2,962,404
Series 2025-SGRM, Class X, 0.11%, 03/11/41 (b),(d),(f),(h)	1,204,000	2,670
RIDE, Series 2025-SHRE, Class E, 7.81%, 02/14/47 (b),(d),(f)	1,000,000	1,023,200
SCG Trust, Series 2025-SNIP, Class E, 1 mo. TSFR + 3.40%, 7.15%, 09/15/42 (b),(d),(f)	1,000,000	1,002,417
SFO Commercial Mortgage Trust, Series 2021-555, Class E, 1 mo. TSFR + 3.01%, 6.76%, 05/15/38 (b),(d),(f)	1,000,000	989,478
SG Commercial Mortgage Securities Trust,
Series 2016-C5, Class D, 4.82%, 10/10/48 (b),(d),(f)	205,000	179,609
Series 2019-PREZ, Class E, 3.48%, 09/15/39 (b),(d),(f)	1,720,000	1,462,053

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
SHR Trust, Series 2024-LXRY, Class D, 1 mo. TSFR + 3.60%, 7.35%, 10/15/41 (b),(d),(f)	$674,000	$678,514
Starwood Mortgage Trust,
Series 2021-LIH, Class F, 1 mo. TSFR + 3.67%, 7.42%, 11/15/36 (b),(d),(f)	125,000	124,165
Series 2021-LIH, Class G, 1 mo. TSFR + 4.31%, 8.07%, 11/15/36 (b),(d),(f)	1,000,000	989,125
UBS Commercial Mortgage Trust,
Series 2018-C11, Class D, 3.00%, 06/15/51 (b),(d),(f)	112,000	87,598
Series 2018-C9, Class D, 4.94%, 03/15/51 (b),(d),(f)	331,000	141,927
Series 2019-C17, Class D, 2.50%, 10/15/52 (b),(d)	103,000	73,805
Velocity Commercial Capital Loan Trust,
Series 2023-3, Class M1, 7.51%, 08/25/53 (b),(d),(f)	2,402,392	2,476,405
Series 2023-3, Class M2, 8.27%, 08/25/53 (b),(d),(f)	204,944	210,929
Wells Fargo Commercial Mortgage Trust,
Series 2025-5C7, Class XB, 0.85%, 12/15/58 (b),(f),(h)	1,000,000	39,466
Series 2025-5C7, Class XD, 2.30%, 12/15/58 (b),(d),(f),(h)	1,000,000	102,038
Series 2014-LC18, Class D, 3.96%, 12/15/47 (b),(d),(f)	992,000	914,760
Series 2015-C27, Class D, 3.77%, 02/15/48 (b),(d)	2,991,000	1,630,194
Series 2015-NXS4, Class D, 3.91%, 12/15/48 (b),(f)	18,516	18,174
Series 2016-C32, Class D, 3.79%, 01/15/59 (b),(d),(f)	465,000	463,049
Series 2016-LC24, Class D, 3.21%, 10/15/49 (b),(d)	3,576,000	2,757,400
Series 2016-NXS5, Class E, 4.91%, 01/15/59 (b),(d),(f)	100,000	65,778
Series 2025-5C4, Class XD, 2.23%, 05/15/58 (b),(d),(f),(h)	1,000,000	87,180
Series 2025-5C6, Class XD, 2.22%, 10/15/58 (b),(d),(f),(h)	1,000,000	94,577
Worldwide Plaza Trust, Series 2017-WWP, Class F, 3.60%, 11/10/36 (b),(d),(f)	109,000	4,274

		84,751,535

Interest Only Commercial Mortgage-Backed Securities — 2.7%
Bank5,
Series 2024-5YR11, Class XD, 2.32%, 11/15/57 (b),(d),(f),(h)	1,000,000	78,382
Series 2024-5YR5, Class XD, 3.01%, 02/15/29 (b),(d),(f),(h)	1,000,000	85,138
Series 2025-5YR14, Class XD, 2.28%, 04/15/58 (b),(d),(f),(h)	1,000,000	87,484
BBCMS Mortgage Trust,
Series 2025-5C38, Class XD, 2.00%, 11/15/58 (b),(d),(f),(h)	1,000,000	88,684
Series 2022-C16, Class XD, 2.18%, 06/15/55 (b),(d),(f),(h)	4,299,000	508,297
Series 2025-5C34, Class XD, 2.56%, 05/15/58 (b),(d),(f),(h)	1,000,000	99,477
Series 2025-5C37, Class XD, 2.10%, 09/15/58 (b),(d),(f),(h)	1,000,000	87,287
Benchmark Mortgage Trust, Series 2023-V3, Class XD, 3.17%, 07/15/56 (b),(d),(f),(h)	1,000,000	76,163
California Housing Finance Agency, Series X, Class X, 0.29%, 01/15/35 (b),(f),(h)	13,932,847	193,931
CFK Trust, Series 2020-MF2, Class X, 0.77%, 03/15/39 (b),(d),(f),(h)	19,612,000	118,947
Citigroup Commercial Mortgage Trust,
Series 2019-C7, Class XD, 1.17%, 12/15/72 (b),(d),(f),(h)	5,347,000	306,618
Series 2019-GC43, Class XD, 0.60%, 11/10/52 (b),(d),(f),(h)	5,918,000	131,344
COMM Mortgage Trust, Series 2014-UBS4, Class XA, 0.74%, 08/10/47 (b),(f),(h)	1,925,634	512
CSAIL Commercial Mortgage Trust,
Series 2015-C3, Class XA, 0.00%, 08/15/48 (b),(f),(h),(i)	6,424,360	809
Series 2019-C18, Class XD, 1.41%, 12/15/52 (b),(d),(f),(h)	4,452,333	206,419
DC Office Trust, Series 2019-MTC, Class X, 0.11%, 09/15/45 (b),(d),(f),(h)	64,579,000	324,509
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates,
Series K049, Class X3, 4.05%, 10/25/43 (b),(f),(h)	134,940	13
Series K061, Class X1, 0.15%, 11/25/26 (b),(f),(h)	15,104,114	15,451
Series K071, Class X1, 0.28%, 11/25/27 (b),(f),(h)	83,558,446	355,959
Series K085, Class X3, 2.31%, 12/25/45 (b),(f),(h)	1,000,000	59,620

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Series K095, Class X3, 2.10%, 08/25/47 (b),(f),(h)	$9,297,000	$621,570
Series K102, Class X3, 1.89%, 12/25/46 (b),(f),(h)	1,000,000	65,666
Series K115, Class X3, 2.95%, 09/25/48 (b),(f),(h)	1,000,000	111,215
Series K118, Class X3, 2.69%, 10/25/48 (b),(f),(h)	652,000	68,371
Series K119, Class X3, 2.73%, 09/25/48 (b),(f),(h)	1,525,000	164,366
Series K122, Class X3, 2.63%, 01/25/49 (b),(f),(h)	1,000,000	106,119
Series K128, Class X3, 2.78%, 04/25/31 (b),(f),(h)	1,000,000	119,178
Series K143, Class X3, 3.14%, 04/25/50 (b),(f),(h)	1,000,000	158,375
Series K154, Class X1, 0.29%, 11/25/32 (b),(f),(h)	29,979,509	423,850
Series KLU1, Class X3, 4.03%, 01/25/31 (b),(f),(h)	9,860,440	1,212,223
Series KLU2, Class X1, 1.26%, 08/25/29 (b),(f),(h)	36,478,190	1,368,662
Series KLU2, Class X3, 4.25%, 08/25/29 (b),(f),(h)	5,417,880	637,479
Series KS11, Class XFX, 1.58%, 06/25/29 (b),(f),(h)	24,453,904	975,222
Series KW10, Class X3, 2.72%, 10/25/32 (b),(f),(h)	5,935,000	524,428
Federal Home Loan Mortgage Corp. REMICS,
Series 4976, Class MI, 4.50%, 05/25/50 (h)	11,614,124	2,543,342
Series 5036, Class IB, 5.00%, 10/25/48 (h)	9,261,581	2,352,386
Series 5036, Class KI, 4.00%, 06/25/48 (h)	13,925,017	2,871,144
Series 5093, Class AI, 3.50%, 04/25/51 (h)	10,257,601	1,677,497
Series 5104, Class GI, 3.50%, 06/25/49 (h)	7,816,782	1,529,713
Series 5134, Class BI, 4.50%, 08/25/51 (h)	14,169,703	3,339,884
Series 5146, Class BI, 4.00%, 08/25/50 (h)	18,193,396	3,709,088
Series 5236, Class KI, 4.00%, 11/25/51 (h)	24,082,782	4,986,412
Series 5322, Class DI, 3.00%, 10/25/51 (h)	12,806,234	1,957,113
Federal Home Loan Mortgage Corp. STRIPS, Series 303, Class C28, 4.50%, 01/15/43 (h)	7,529,625	1,408,379
Federal National Mortgage Association Interest STRIPS,
Series 409, Class C14, 3.50%, 04/25/42 (h)	10,433,766	1,640,981
Series 413, Class C35, 4.50%, 07/25/42 (h)	8,526,134	1,637,307
Federal National Mortgage Association REMICS,
Series 2020-41, Class GI, 4.00%, 10/15/44 (h)	28,668,160	5,556,749
Series 2020-65, Class JI, 4.00%, 09/25/50 (h)	9,471,431	2,082,844
Series 2021-67, Class GI, 3.50%, 10/25/51 (h)	23,236,173	4,080,202
Series 2022-4, Class WI, 3.00%, 02/25/52 (h)	23,960,393	2,596,252
Series 2025-18, Class SJ, 1 mo. SOFR + 7.05%, 3.18%, 03/25/55 (f),(h)	63,011,632	5,144,459
Government National Mortgage Association REMICS,
Series 2021-158, Class JI, 5.00%, 02/20/50 (h)	10,306,090	2,443,698
Series 2022-125, Class CI, 5.00%, 06/20/52 (h)	17,512,989	3,488,973
Series 2023-116, Class SJ, 1 mo. SOFR + 5.85%, 1.93%, 08/20/53 (f),(h)	59,780,149	3,399,159
Series 2023-149, Class SH, 1 mo. SOFR + 7.00%, 3.08%, 10/20/53 (f),(h)	31,522,410	2,931,805
Series 2023-183, Class SE, 1 mo. SOFR + 5.85%, 1.93%, 12/20/53 (f),(h)	46,432,316	3,004,403
Series 2023-96, Class SB, 1 mo. SOFR + 6.00%, 2.08%, 07/20/53 (f),(h)	25,878,792	1,768,945
Series 2024-20, Class SB, 1 mo. SOFR + 5.82%, 1.90%, 02/20/54 (f),(h)	24,114,247	1,578,712
Series 2024-20, Class SC, 1 mo. SOFR + 5.60%, 1.68%, 02/20/54 (f),(h)	24,114,247	1,424,115
Series 2024-200, Class SG, 1 mo. SOFR + 5.45%, 1.53%, 05/20/53 (f),(h)	55,994,125	3,071,446
Series 2024-8, Class SA, 1 mo. SOFR + 7.02%, 3.10%, 01/20/54 (f),(h)	23,186,413	2,137,300
Series 2025-120, Class IA, 4.00%, 03/20/52 (h)	16,683,339	3,284,816
Series 2025-120, Class IB, 4.00%, 01/20/51 (h)	33,958,988	6,897,885
Series 2025-120, Class IC, 4.50%, 01/20/50 (h)	14,999,013	3,298,373
Series 2025-120, Class ID, 4.50%, 06/20/52 (h)	22,064,067	4,310,304
GS Mortgage Securities Corp. Trust, Series 2020-DUNE, Class XCP, 0.00%, 12/15/36 (b),(d),(f),(h),(i)	15,243,000	152

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
GS Mortgage Securities Trust, Series 2019-GC40, Class XD, 1.23%, 07/10/52 (b),(d),(f),(h)	$2,219,000	$82,647
JPMDB Commercial Mortgage Securities Trust, Series 2019-COR6, Class XD, 1.41%, 11/13/52 (b),(d),(f),(h)	4,231,000	199,373
MFT Mortgage Trust, Series 2020-ABC, Class XA, 0.12%, 02/10/42 (b),(d),(f),(h)	20,401,000	110,227

		101,927,853

U.S. Government Sponsored Agency Securities — 19.4%
Uniform Mortgage-Backed Security, TBA,
TBA, 30 Year Maturity, 5.50%, 01/01/55 (l)	555,000,000	562,848,255
TBA, 30 Year Maturity, 6.50%, 01/01/55 (l)	80,000,000	83,140,640
TBA, 30 Year Maturity, 6.50%, 02/01/56 (l)	81,000,000	84,195,693

		730,184,588

Total North America		1,005,530,100

TOTAL MORTGAGE-BACKED SECURITIES (COST $1,019,553,196)		1,007,608,868

U.S. TREASURY OBLIGATIONS — 1.5%
North America — 1.5%
U.S. Treasury Bills, 0.00%, 04/14/26 (i)	12,500,000	12,375,296
U.S. Treasury Inflation-Indexed Notes, 1.88%, 07/15/35 (b)	40,555,600	40,447,014
U.S. Treasury Notes, 4.00%, 11/15/35 (b)	3,230,000	3,183,569

Total North America		56,005,879

TOTAL U.S. TREASURY OBLIGATIONS (COST $56,339,020)		56,005,879

	Shares
CLOSED-END FUND — 1.2%
Pershing Square Holdings Ltd.	717,214	46,258,566

TOTAL CLOSED-END FUND (COST $37,812,972)		46,258,566

EXCHANGE-TRADED FUNDS — 0.0%
State Street SPDR S&P Insurance ETF (b)	221	13,293
State Street Utilities Select Sector SPDR ETF (b)	849	36,244

TOTAL EXCHANGE-TRADED FUNDS (COST $48,380)		49,537

UNDERTAKINGS FOR COLLECTIVE INVESTMENT IN TRANSFERABLE SECURITY — 2.2%
Ruffer SICAV - Ruffer Total Return International Class I (a)	40,229,307	83,310,872

TOTAL UNDERTAKINGS FOR COLLECTIVE INVESTMENT IN TRANSFERABLE SECURITY (COST $80,000,000)		83,310,872

WARRANTS — 0.0%
ATI Penny Warrant (a),(b)	111,184	2,224
ATI Warrant (a),(b)	100,595	0

TOTAL WARRANTS (COST $0)		2,224

INVESTMENTS IN INVESTEE FUNDS — 9.0%
North America — 9.0%
Aeolus Property Catastrophe Keystone PF Fund LP (cost $2,117,768) (a),(m)	3	6,901,927

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2025 (Unaudited)

Security Description	Shares	Value
Asgard Fixed Income Risk Premia Fund (cost $88,578,583) (a),(m)	91,067	$145,037,797
Kirkoswald Global Macro Fund Ltd. (cost $52,567,982) (a),(m)	476,987	61,031,729
Rokos Global Macro Fund Ltd. (cost $128,492,348) (a),(m)	363,794	127,984,765

Total North America		340,956,218

TOTAL INVESTMENTS IN INVESTEE FUNDS (COST $271,756,681)		340,956,218

RIGHTS — 0.0%
Aduro Biotech, Inc. (a),(e)	1,040	0
Gracell Biotechnologies, Inc. (a),(e)	5,000	0
ImageneBio, Inc. (a),(e)	1,700	0
Pershing Square SPARC Holdings Ltd. (a),(e)	505,024	0
Pershing Square Tontine Holdings Ltd. (a),(e)	2,020,101	0
Tectonic Therapeutic, Inc. (a),(e)	450	0
TransCode Therapeutics, Inc. (a),(e)	1	0

TOTAL RIGHTS (COST $0)		0

TOTAL LONG-TERM INVESTMENTS (COST $3,286,814,242)		3,453,077,260

	Strike	Expiration Date	Contracts	Notional Amount	Premium Paid	Market Value	Unrealized Appreciation (Depreciation)
PURCHASED OPTIONS — 0.9%
Exchange-Traded Call Options — 0.3%
NAT GAS EURO OPT FEB 26	6.00 USD	1/27/26	28	168	$96,268	$4,144	$(92,124)
NAT GAS EURO OPT MAR 26	6.00 USD	2/24/26	27	162	95,775	2,646	(93,129)
NAT GAS EURO OPT APR 26	6.00 USD	3/26/26	25	150	95,500	1,475	(94,025)
NAT GAS EURO OPT MAY 26	6.00 USD	4/27/26	25	150	95,500	1,775	(93,725)
NAT GAS EURO OPT JUN 26	6.00 USD	5/26/26	25	150	95,500	2,625	(92,875)
NAT GAS EURO OPT JUL 26	6.00 USD	6/25/26	25	150	95,500	4,900	(90,600)
NAT GAS EURO OPT AUG 26	6.00 USD	7/28/26	25	150	95,500	6,875	(88,625)
NAT GAS EURO OPT SEP 26	6.00 USD	8/26/26	25	150	95,500	8,675	(86,825)
NAT GAS EURO OPT OCT 26	6.00 USD	9/25/26	25	150	95,500	11,850	(83,650)
NAT GAS EURO OPT NOV 26	6.00 USD	10/27/26	25	150	95,500	20,200	(75,300)
NAT GAS EURO OPT DEC 26	6.00 USD	11/24/26	25	150	95,500	46,525	(48,975)
NAT GAS EURO OPT FEB26	4.50 USD	1/27/26	150	675	560,030	135,000	(425,030)
NAT GAS EURO OPT MAR26	4.50 USD	2/24/26	25	112	118,250	10,350	(107,900)
NAT GAS EURO OPT APR26	4.50 USD	3/26/26	25	112	118,250	10,075	(108,175)
NAT GAS EURO OPT MAY26	4.50 USD	4/27/26	25	112	118,250	14,025	(104,225)
NAT GAS EURO OPT JUN26	4.50 USD	5/26/26	25	112	118,250	21,750	(96,500)
NAT GAS EURO OPT JUL26	4.50 USD	6/25/26	25	113	118,250	35,850	(82,400)
NAT GAS EURO OPT AUG26	4.50 USD	7/28/26	25	113	118,250	46,225	(72,025)
NAT GAS EURO OPT SEP26	4.50 USD	8/26/26	25	113	118,250	49,825	(68,425)
NAT GAS EURO OPT OCT26	4.50 USD	9/25/26	25	113	118,250	57,000	(61,250)
NAT GAS EURO OPT NOV26	4.50 USD	10/27/26	25	113	118,250	80,275	(37,975)
NAT GAS EURO OPT DEC26	4.50 USD	11/24/26	25	113	118,250	138,800	20,550
NAT GAS EURO FUT MAR 26	50.00 EUR	2/24/26	55	2,750	300,337	4,610	(295,727)

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2025 (Unaudited)

	Strike	Expiration Date	Contracts	Notional Amount	Premium Paid	Market Value	Unrealized Appreciation (Depreciation)
NAT GAS EURO FUT FEB 26	50.00 EUR	1/27/26	55	2,750	$271,638	$1,390	$(270,248)
LME Copper 3Mo Call	11,500.00 USD	12/02/26	40	460,000	503,128	1,498,190	995,062
SOYBEAN OIL MAR 26	55.00 USD	2/20/26	63	3,465	117,411	10,395	(107,016)
CRUDE OIL FUT DEC 26	75.00 USD	11/17/26	48	3,600	117,818	60,000	(57,818)
S&P 500 Index	9,000.00 USD	12/18/26	4,382	39,438,000	1,741,887	4,009,530	2,267,643
LME Copper 3Mo Call	11,000.00 USD	6/03/26	22	242,000	170,471	890,203	719,732
NAT GAS EURO FUT MAR 26	40.00 EUR	2/24/26	67	2,680	17,102	12,344	(4,758)
NAT GAS EURO FUT FEB 26	34.00 EUR	1/27/26	264	8,976	394,603	43,991	(350,612)
LME Copper 3Mo Call	12,000.00 USD	6/03/26	22	264,000	159,599	543,450	383,851
SOYBEAN OIL MAY 26	55.00 USD	4/24/26	60	3,300	105,666	32,400	(73,266)
SOYBEAN OIL MAY 26	70.00 USD	4/24/26	32	2,240	10,287	2,208	(8,079)
LITHIUM HYD FUT JUL 26	15.00 USD	8/04/26	20	300	6,146	53,800	47,654
LITHIUM HYD FUT AUG 26	15.00 USD	9/02/26	20	300	6,146	55,800	49,654
LITHIUM HYD FUT SEP 26	15.00 USD	10/02/26	20	300	6,146	56,400	50,254
LITHIUM HYD FUT OCT 26	15.00 USD	11/03/26	20	300	6,146	65,200	59,054
LITHIUM HYD FUT NOV 26	15.00 USD	12/02/26	20	300	6,146	68,600	62,454
LITHIUM HYD FUT DEC 26	15.00 USD	1/05/27	20	300	6,146	72,400	66,254
SOYBEAN OIL MAR 26	70.00 USD	2/20/26	34	2,380	5,014	510	(4,504)
SOYBEAN OIL JUL 26	55.00 USD	6/26/26	65	3,575	116,789	55,965	(60,824)
NAT GAS EURO FUT MAR 26	80.00 EUR	2/24/26	430	34,400	54,924	9,011	(45,913)
LME Copper 3Mo Call	11,300.00 USD	1/07/26	32	361,600	84,903	1,043,936	959,033
NAT GAS EURO OPT FEB 26	8.00 USD	1/27/26	4	32	1,750	152	(1,598)
NAT GAS EURO OPT FEB 26	10.00 USD	1/27/26	4	40	1,030	44	(986)
NAT GAS EURO OPT FEB 26	11.50 USD	1/27/26	1	12	143	5	(138)
NAT GAS EURO OPT FEB 26	7.00 USD	1/27/26	91	637	20,344	6,370	(13,974)
SILVER MAR 26	72.00 USD	2/24/26	44	3,168	1,291,489	1,264,560	(26,929)
NAT GAS EURO OPT FEB 26	6.50 USD	1/27/26	23	149	8,209	2,254	(5,955)
CRUDE OIL FUT FEB 26	64.00 USD	1/14/26	50	3,200	12,589	4,500	(8,089)
NAT GAS EURO OPT FEB 26	6.25 USD	1/27/26	58	362	12,059	6,902	(5,157)
LME Nickel 3Mo Call	17,500.00 USD	4/01/26	22	385,000	84,548	74,296	(10,252)
LIVE CATTLE FEB 26	228.00 USD	2/06/26	26	5,928	58,005	71,760	13,755
NAT GAS EURO OPT FEB 26	4.95 USD	1/27/26	100	495	58,292	48,300	(9,992)

					$8,550,984	$10,780,341	$2,229,357

Exchange-Traded Put Options — 0.1%
LME Copper 3Mo Call	8,500.00 USD	12/02/26	40	340,000	463,128	72,620	(390,508)
LME Copper 3Mo Call	8,500.00 USD	6/03/26	22	187,000	133,971	3,971	(130,000)
CRUDE OIL FUT DEC 26	50.00 USD	11/17/26	43	2,150	155,788	138,460	(17,328)
California Carbon Allowance Vintage DEC26	20.00 USD	12/15/26	750	15,000	363,115	237,000	(126,115)
NAT GAS EURO FUT FEB 26	29.00 EUR	1/27/26	264	7,656	248,020	337,337	89,317
LME Copper 3Mo Call	9,000.00 USD	6/03/26	22	198,000	82,048	10,235	(71,813)
California Carbon Allowance Vintage MAR26	25.00 USD	3/16/26	1,500	37,500	521,230	189,000	(332,230)
LITHIUM HYD FUT JUL 26	9.00 USD	8/04/26	20	180	10,146	800	(9,346)
LITHIUM HYD FUT AUG 26	9.00 USD	9/02/26	20	180	10,146	1,600	(8,546)
LITHIUM HYD FUT SEP 26	9.00 USD	10/02/26	20	180	10,146	1,800	(8,346)
LITHIUM HYD FUT OCT 26	9.00 USD	11/03/26	20	180	10,146	1,800	(8,346)
LITHIUM HYD FUT NOV 26	9.00 USD	12/02/26	20	180	10,140	3,200	(6,940)
LITHIUM HYD FUT DEC 26	9.00 USD	1/05/27	20	180	10,146	3,400	(6,746)

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2025 (Unaudited)

	Strike	Expiration Date	Contracts	Notional Amount	Premium Paid	Market Value	Unrealized Appreciation (Depreciation)
CRUDE OIL FUT APR 26	50.00 USD	3/17/26	200	10,000	$214,354	$160,000	$(54,354)
SGX IRON ORE JAN 26	75.00 USD	1/30/26	108	8,100	1,350	0	(1,350)
SGX IRON ORE JAN 26	95.00 USD	1/30/26	108	10,260	32,130	0	(32,130)
SGX IRON ORE FEB 26	75.00 USD	2/27/26	108	8,100	1,350	0	(1,350)
SGX IRON ORE FEB 26	95.00 USD	2/27/26	108	10,260	32,130	2,592	(29,538)
SGX IRON ORE MAR 26	75.00 USD	3/31/26	108	8,100	1,350	0	(1,350)
SGX IRON ORE MAR 26	95.00 USD	3/31/26	108	10,260	32,130	7,236	(24,894)
SGX IRON ORE APR 26	75.00 USD	4/30/26	108	8,100	1,350	0	(1,350)
SGX IRON ORE APR 26	95.00 USD	4/30/26	108	10,260	32,130	11,772	(20,358)
SGX IRON ORE MAY 26	75.00 USD	5/29/26	108	8,100	1,350	108	(1,242)
SGX IRON ORE MAY 26	95.00 USD	5/29/26	108	10,260	32,130	15,876	(16,254)
SGX IRON ORE JUN 26	75.00 USD	6/30/26	108	8,100	1,350	324	(1,026)
SGX IRON ORE JUN 26	95.00 USD	6/30/26	108	10,260	32,130	20,628	(11,502)
California Carbon Allowance Vintage MAR26	30.00 USD	3/16/26	575	17,250	782,472	374,900	(407,572)
CRUDE FIN CSO 1MO FEB 26	0.00 USD	1/16/26	215	0	26,439	8,600	(17,839)
CRUDE FIN CSO 1MO MAR 26	0.00 USD	2/19/26	215	0	26,439	17,200	(9,239)
LME Copper 3Mo Call	10,300.00 USD	1/07/26	32	329,600	80,103	8	(80,095)
GOLD FEB 26	4,150.00 USD	1/27/26	11	45,650	43,479	35,860	(7,619)
S&P 500 Index	6,500.00 USD	1/30/26	1,065	6,922,500	3,410,134	2,412,225	(997,909)
LIVE CATTLE FEB 26	228.00 USD	2/06/26	26	5,928	48,757	34,320	(14,437)

					$6,861,227	$4,102,872	$(2,758,355)

	Counterparty	Strike	Expiration Date	Contracts	Notional Amount	Premium Paid		Market Value	Unrealized Appreciation (Depreciation)

OTC Call Options — 0.4%
LME Copper 3Mo Call	Citibank N.A.	12,500.00 USD	3/04/26	1,342	16,775,000	$ 237,534		$ 734,174	$ 496,640
LME Copper 3Mo Call	Goldman Sachs & Co.	12,500.00 USD	3/04/26	2,917	36,462,500	555,689		1,595,816	1,040,127
LME Copper 3Mo Call	Morgan Stanley Capital Services LLC	12,500.00 USD	3/04/26	2,992	37,400,000	523,899		1,636,846	1,112,947
LME Copper 3Mo Call	Goldman Sachs & Co.	12,000.00 USD	6/03/26	2,398	28,776,000	520,366		2,400,986	1,880,620
LME Copper 3Mo Call	Citibank N.A.	12,000.00 USD	6/03/26	2,639	31,668,000	567,385		2,642,286	2,074,901
SOFR Interest Rate Swaption Call 4.3725 8/29/35	Deutsche Bank AG	4.37 USD	8/27/35	3,500,000	15,303,750	472,325	(n)	410,657	(61,668)
SOFR Interest Rate Swaption Call 4.67 8/29/35	Barclays Bank PLC	4.67 USD	8/27/35	2,500,000	11,675,000	215,000	(n)	194,277	(20,723)
SOFR Interest Rate Swaption Call 3.21 8/23/34	Bank Of America Merrill Lynch	3.21 USD	8/21/34	2,500,000	8,025,000	351,875	(n)	171,090	(180,785)
SOFR Interest Rate Swaption Call 3.21 8/31/29	Bank Of America Merrill Lynch	3.21 USD	8/29/29	2,500,000	8,025,000	357,500	(n)	109,278	(248,222)

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2025 (Unaudited)

	Counterparty	Strike	Expiration Date	Contracts	Notional Amount	Premium Paid		Market Value	Unrealized Appreciation (Depreciation)
SOFR Interest Rate Swaption Call 3.265 8/18/34	Bank Of America Merrill Lynch	3.27 USD	8/16/34	2,500,000	8,162,500	$ 351,000(n	)	$ 174,372	$ (176,628)
SOFR Interest Rate Swaption Call 3.745 3/1/34	Deutsche Bank AG	3.75 USD	2/27/34	4,000,000	14,980,000	525,000(n	)	321,509	(203,491)
SOFR Interest rate Swaption Call 3.187 8/23/34	Barclays Bank PLC	3.19 USD	8/21/34	2,500,000	7,967,500	354,625(n	)	170,322	(184,303)
SOFR Interest Rate Swaption Call 3.22 8/31/29	Bank Of America Merrill Lynch	3.22 USD	8/29/29	2,500,000	8,050,000	357,500(n	)	110,105	(247,395)
SOFR Interest Rate Swaption Call 3.225 8/25/34	Bank Of America Merrill Lynch	3.23 USD	8/23/34	2,500,000	8,062,500	350,000(n	)	171,653	(178,347)
SOFR Interest Rate Swaption Call 4.1725 9/12/35	Bank Of America Merrill Lynch	4.17 USD	9/10/35	3,000,000	12,517,500	399,225(n	)	321,922	(77,303)
LME Copper 3Mo Call	Morgan Stanley Capital Services LLC	11,000.00 USD	6/03/26	43	473,000	618,125		1,752,462	1,134,337
Bloomberg Commodity Index 06/30/26 (e)	Morgan Stanley Capital Services LLC	115.50 USD	6/30/26	59,091	6,825,068	177,275		141,820	(35,455)
USD CNH FX Option Call 6.9 4/29/27	J.P. Morgan Securities LLC	6.90 USD	4/29/27	10,750,000	74,175,000	205,841		138,838	(67,003)
USD CNH FX Option Call 7.1 4/29/27	J.P. Morgan Securities LLC	7.10 USD	4/29/27	10,750,000	76,325,000	101,889		63,077	(38,812)
XAU USD FX Option Call 4550 1/22/26	Morgan Stanley Capital Services LLC	4,550.00 USD	1/22/26	2,150	9,782,500	165,958		46,960	(118,998)
XAG USD FX Option Call 80 3/5/26	Morgan Stanley Capital Services LLC	80.00 USD	3/05/26	225,000	18,000,000	1,053,000		715,934	(337,066)

						$8,461,011		$14,024,384	$5,563,373

OTC Put Options — 0.1%
XAU USD FX Option Put 3300 1/28/26	J.P. Morgan Securities LLC	3,300.00 USD	1/28/26	4,000	13,200,000	260,000		122	(259,878)
SOFR Interest Rate Swaption Put 4.3725 8/29/35	Deutsche Bank AG	4.37 USD	8/27/35	3,500,000	15,303,750	472,325(n	)	451,936	(20,389)
SOFR Interest Rate Swaption Put 4.67 8/29/35	Barclays Bank PLC	4.67 USD	8/27/35	2,500,000	11,675,000	215,500(n	)	201,718	(13,782)
SOFR Interest Rate Swaption Put 3.745 3/1/34	Deutsche Bank AG	3.75 USD	2/27/34	4,000,000	14,980,000	525,000(n	)	622,426	97,426
SOFR Interest Rate Swaption Put 5.375 6/30/27	Barclays Bank PLC	5.38 USD	6/28/27	11,050,000	59,393,750	18,343(n	)	2,813	(15,530)

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2025 (Unaudited)

	Counterparty	Strike	Expiration Date	Contracts	Notional Amount	Premium Paid		Market Value	Unrealized Appreciation (Depreciation)
SOFR Interest Rate Swaption Put 3.21 8/23/34	Bank Of America Merrill Lynch	3.21 USD	8/21/34	2,500,000	8,025,000	$ 351,875(n	)	$ 480,978	$ 129,103
SOFR Interest Rate Swaption Put 3.21 8/31/29	Bank Of America Merrill Lynch	3.21 USD	8/29/29	2,500,000	8,025,000	357,500(n	)	508,706	151,206
SOFR Interest Rate Swaption Put 3.22 8/31/29	Bank Of America Merrill Lynch	3.22 USD	8/29/29	2,500,000	8,050,000	357,500(n	)	505,835	148,335
SOFR Interest Rate Swaption Put 5.375 7/14/27	Barclays Bank PLC	5.38 USD	7/12/27	5,500,000	29,562,500	9,295(n	)	1,515	(7,780)
SOFR Interest Rate Swaption Put 3.265 8/18/34	Bank Of America Merrill Lynch	3.27 USD	8/16/34	2,500,000	8,162,500	351,000(n	)	471,452	120,452
SOFR Interest Rate Swaption Put 5.375 12/18/26	Barclays Bank PLC	5.38 USD	12/16/26	5,500,000	29,562,500	7,783(n	)	390	(7,393)
SOFR Interest Rate Swaption Put 3.187 8/23/34	Barclays Bank PLC	3.19 USD	8/21/34	2,500,000	7,967,500	354,625(n	)	485,653	131,028
SOFR Interest Rate Swaption Put 3.225 8/25/34	Bank Of America Merrill Lynch	3.23 USD	8/23/34	2,500,000	8,062,500	350,000(n	)	477,896	127,896
SOFR Interest Rate Swaption Put 4.1725 9/12/35	Bank Of America Merrill Lynch	4.17 USD	9/10/35	3,000,000	12,517,500	399,225(n	)	411,223	11,998
NVIDIA Corp. AUG 26	Bank Of America Merrill Lynch	175.00 USD	8/21/26	18	3,150	39,150		33,052	(6,098)
USD CNH FX Option Put 6.9 4/29/27	J.P. Morgan Securities LLC	6.90 USD	4/29/27	10,750,000	74,175,000	187,932		273,537	85,605
USD CNH FX Option Put 6.75 4/29/27	J.P. Morgan Securities LLC	6.75 USD	4/29/27	10,750,000	72,562,500	102,104		156,475	54,371
NVIDIA Corp. AUG 26	Bank Of America Merrill Lynch	180.00 USD	8/21/26	18	3,240	42,426		36,938	(5,488)

						$4,401,583		$5,122,665	$721,082

Total Purchased Options Outstanding						$28,274,805		$34,030,262	$5,755,457

Security Description	Shares	Value
REPURCHASE AGREEMENTS(o) — 1.7%
Barclays Capital, Inc., 3.35%, dated 11/28/2024, due On Demand (collateralized by Bahrain International Bond, 5.45% due 09/16/2032, market value $1,238,044) (p)	1,233,853	$1,233,853
Barclays Capital, Inc., 3.35%, dated 11/28/2024, due On Demand (collateralized by Bahrain International Bond, 5.45% due 09/16/2032, market value $719,929) (p)	717,491	717,491
Barclays Capital, Inc., 3.20%, dated 03/26/2025, due On Demand (collateralized by Bahrain International Bond, 5.88% due 06/05/2032, market value $2,805,012) (p)	2,940,668	2,940,668
Barclays Capital, Inc., 3.20%, dated 03/26/2025, due On Demand (collateralized by Bahrain International Bond, 5.88% due 06/05/2032, market value $1,641,273) (p)	1,720,648	1,720,648

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2025 (Unaudited)

Security Description	Shares	Value
Barclays Capital, Inc., 3.15%, dated 04/03/2025, due On Demand (collateralized by Bahrain International Bond, 5.88% due 06/05/2032, market value $515,657) (p)	541,607	$541,607
Barclays Capital, Inc., 3.15%, dated 04/03/2025, due On Demand (collateralized by Bahrain International Bond, 5.88% due 06/05/2032, market value $888,856) (p)	933,587	933,587
Barclays Capital, Inc., 3.00%, dated 04/07/2025, due On Demand (collateralized by Bahrain International Bond, 6.00% due 02/12/2031, market value $1,038,900) (p)	1,059,138	1,059,138
Barclays Capital, Inc., 3.00%, dated 04/07/2025, due On Demand (collateralized by Bahrain International Bond, 6.00% due 02/12/2031, market value $606,279) (p)	618,089	618,089
Barclays Capital, Inc., 3.00%, dated 04/07/2025, due On Demand (collateralized by Bahrain International Bond, 6.00% due 02/12/2031, market value $518,942) (p)	529,562	529,562
Barclays Capital, Inc., 3.00%, dated 04/07/2025, due On Demand (collateralized by Bahrain International Bond, 6.00% due 02/12/2031, market value $303,647) (p)	309,861	309,861
Barclays Capital, Inc., 3.00%, dated 04/08/2025, due On Demand (collateralized by Bahrain International Bond, 6.00% due 02/12/2031, market value $1,038,900) (p)	1,065,909	1,065,909
Barclays Capital, Inc., 3.00%, dated 04/08/2025, due On Demand (collateralized by Bahrain International Bond, 6.00% due 02/12/2031, market value $606,279) (p)	622,041	622,041
Barclays Capital, Inc., 3.15%, dated 04/08/2025, due On Demand (collateralized by Bahrain International Bond, 5.88% due 06/05/2032, market value $545,753) (p)	562,884	562,884
arclays Capital, Inc., 3.00%, dated 04/10/2025, due On Demand (collateralized by Bahrain International Bond, 5.88% due 06/05/2032, market value $599,927) (p)	617,173	617,173
Barclays Capital, Inc., 3.00%, dated 04/10/2025, due On Demand (collateralized by Bahrain International Bond, 5.88% due 06/05/2032, market value $480,544) (p)	494,368	494,368
Barclays Capital, Inc., 3.30%, dated 04/14/2025, due On Demand (collateralized by The National Copper Corporation of Chile, 6.44% due 01/26/2036, market value $3,770,373) (p)	3,653,020	3,653,020
Barclays Capital, Inc., 3.30%, dated 04/14/2025, due On Demand (collateralized by The National Copper Corporation of Chile, 6.44% due 01/26/2036, market value $2,202,366) (p)	2,133,817	2,133,817
Barclays Capital, Inc., 3.35%, dated 04/23/2025, due On Demand (collateralized by Mexican International Bond, 7.38% due 05/13/2055, market value $1,932,138) (p)	1,853,014	1,853,014
Barclays Capital, Inc., 3.35%, dated 04/23/2025, due On Demand (collateralized by Mexican International Bond, 7.38% due 05/13/2055, market value $3,307,467) (p)	3,172,021	3,172,021
Barclays Capital, Inc., 3.25%, dated 05/06/2025, due On Demand (collateralized by Bahrain International Bond, 7.50% due 07/07/2037, market value $1,016,564) (p)	964,306	964,306
Barclays Capital, Inc., 3.25%, dated 05/06/2025, due On Demand (collateralized by Bahrain International Bond, 7.50% due 07/07/2037, market value $1,745,299) (p)	1,655,580	1,655,580
Barclays Capital, Inc., 3.25%, dated 05/07/2025, due On Demand (collateralized by Bahrain International Bond, 7.50% due 07/07/2037, market value $436,594) (p)	415,698	415,698
Barclays Capital, Inc., 3.25%, dated 05/07/2025, due On Demand (collateralized by Bahrain International Bond, 7.50% due 07/07/2037, market value $254,411) (p)	242,234	242,234
Barclays Capital, Inc., 3.35%, dated 08/01/2025, due On Demand (collateralized by African Export Import Bank, 3.80% due 05/17/2031, market value $550,032) (p)	556,143	556,143
Barclays Capital, Inc., 3.35%, dated 08/01/2025, due On Demand (collateralized by African Export Import Bank, 3.80% due 05/17/2031, market value $530,420) (p)	536,313	536,313
Barclays Capital, Inc., 3.35%, dated 10/30/2025, due On Demand (collateralized by African Export Import Bank, 3.80% due 05/17/2031, market value $361,042) (p)	381,545	381,545
Barclays Capital, Inc., 3.40%, dated 11/06/2025, due On Demand (collateralized by Mexican International Bond, 5.63% due 09/22/2035, market value $2,760,800) (p)	2,862,720	2,862,720
Barclays Capital, Inc., 3.40%, dated 11/06/2025, due On Demand (collateralized by Mexican International Bond, 5.63% due 09/22/2035, market value $1,577,600) (p)	1,635,840	1,635,840
Barclays Capital, Inc., 3.45%, dated 12/29/2025, due On Demand (collateralized by Mexican International Bond, 5.63% due 09/22/2035, market value $2,011,440) (p)	2,103,454	2,103,453
Barclays Capital, Inc., 3.45%, dated 12/29/2025, due On Demand (collateralized by Mexican International Bond, 5.63% due 09/22/2035, market value $1,173,340) (p)	1,227,015	1,227,015
JPMorgan Chase Bank, N.A., 3.25%, dated 10/27/2025, due 01/07/2026 (collateralized by Dominican Republic International Bond, 6.00% due 02/22/2033, market value $621,173)	663,163	663,163

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2025 (Unaudited)

Security Description	Shares	Value
JPMorgan Chase Bank, N.A., 3.45%, dated 12/19/2025, due 01/07/2026 (collateralized by Mexican International Bond, 6.88% due 05/13/2037, market value $1,813,900)	1,925,319	$1,925,319
JPMorgan Chase Bank, N.A., 3.35%, dated 10/27/2025, due 01/07/2026 (collateralized by Bahrain International Bond, 5.45% due 09/16/2032, market value $1,237,074)	1,319,016	1,319,016
JPMorgan Chase Bank, N.A., 3.30%, dated 10/27/2025, due 01/07/2026 (collateralized by African Export Import Bank, 3.99% due 09/21/2029, market value $1,062,653)	1,122,738	1,122,738
JPMorgan Chase Bank, N.A., 3.25%, dated 10/27/2025, due 01/07/2026 (collateralized by African Export Import Bank, 3.80% due 05/17/2031, market value $252,284)	272,514	272,514
JPMorgan Chase Bank, N.A., 3.35%, dated 10/27/2025, due 01/07/2026 (collateralized by Bahrain International Bond, 5.45% due 09/16/2032, market value $719,929)	767,616	767,616
JPMorgan Chase Bank, N.A., 3.25%, dated 10/27/2025, due 01/07/2026 (collateralized by African Export Import Bank, 3.80% due 05/17/2031, market value $433,251)	467,992	467,992
JPMorgan Chase Bank, N.A., 3.45%, dated 12/19/2025, due 01/07/2026 (collateralized by Mexican International Bond, 6.88% due 05/13/2037, market value $1,045,660)	1,109,890	1,109,890
Barclays Capital, Inc., 3.40%, dated 12/19/2025, due On Demand (collateralized by Mexican International Bond, 6.88% due 05/13/2037, market value $906,950) (p)	941,204	941,204
Barclays Capital, Inc., 3.40%, dated 12/19/2025, due On Demand (collateralized by Mexican International Bond, 6.88% due 05/13/2037, market value $522,830) (p)	542,577	542,577
Barclays Capital, Inc., 3.70%, dated 12/23/2025, due 01/07/2026 (collateralized by US Treasury Notes, 4.25% due 08/15/2035, market value $3,182,310)	3,260,309	3,260,309
Barclays Capital, Inc., 3.70%, dated 12/23/2025, due 01/07/2026 (collateralized by US Treasury Notes, 4.25% due 08/15/2035, market value $1,847,081)	1,892,354	1,892,354
JPMorgan Chase Bank, N.A., 3.30%, dated 10/27/2025, due 01/07/2026 (collateralized by African Export Import Bank, 3.99% due 09/21/2029, market value $660,261)	697,594	697,594
JPMorgan Chase Bank, N.A., 3.25%, dated 10/27/2025, due 01/07/2026 (collateralized by Dominican Republic International Bond, 6.00% due 02/22/2033, market value $362,266)	386,754	386,754
Barclays Capital, Inc., 1.89%, dated 12/02/2025, due On Demand (collateralized by Germany Government Bond, 2.50% due 07/04/2044, market value $2,757,415) (p)	2,430,053	2,855,799
Barclays Capital, Inc., 3.35%, dated 06/04/2025, due On Demand (collateralized by Israel International Bond, 5.63% due 02/19/2035, market value $4,747,182) (p)	4,689,294	4,689,294
Barclays Capital, Inc., 3.35%, dated 06/04/2025, due On Demand (collateralized by Israel International Bond, 5.63% due 02/19/2035, market value $2,771,711) (p)	2,737,913	2,737,913
Barclays Capital, Inc., 3.25%, dated 11/28/2025, due On Demand (collateralized by Bahrain International Bond, 7.50% due 07/07/2037, market value $767,544) (p)	818,386	818,386
Barclays Capital, Inc., 3.25%, dated 11/28/2025, due On Demand (collateralized by Bahrain International Bond, 7.50% due 07/07/2037, market value $419,346) (p)	447,124	447,124

TOTAL REPURCHASE AGREEMENTS (COST $64,246,292)	63,851,409	64,277,154

SHORT-TERM INVESTMENTS — 0.0%
MONEY MARKET FUND — 0.0%
BlackRock Liquidity Funds Treasury Trust Fund Portfolio, Institutional Class (b)	1	1

TOTAL MONEY MARKET FUND (COST $1)		1

TOTAL SHORT-TERM INVESTMENTS (COST $1)		1

TOTAL INVESTMENTS IN SECURITIES — 94.1% (COST $3,379,335,340)		3,551,384,677

TOTAL SECURITIES SOLD SHORT — (23.4)% (PROCEEDS $834,978,193)		(882,549,564)

Other Assets and Liabilities(q) — 29.3%		1,104,402,770

Net Assets — 100.0%		$3,773,237,883

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2025 (Unaudited)

Security Description	Shares	Value
SECURITIES SOLD SHORT — (23.4)%
COMMON STOCK — (17.6)%
Africa — 0.0%
Materials — 0.0%
Gold Fields Ltd., ADR	400	$(17,464)

Total Africa		(17,464)

Asia — (1.2)%
Automobiles & Components — (0.1)%
ECARX Holdings, Inc. (a)	5,147	(8,853)
Hesai Group, ADR (a)	6,500	(145,600)
Li Auto, Inc., ADR (a)	31,800	(538,374)
Polestar Automotive Holding U.K. PLC, ADR (a)	1,615	(34,513)
Toyota Motor Corp., ADR	8,400	(1,798,104)
WeRide, Inc., ADR (a)	16,400	(142,352)
XPeng, Inc., ADR (a)	36,400	(738,192)

		(3,405,988)

Banks — 0.0%
HDFC Bank Ltd., ADR	1,400	(51,156)
Mitsubishi UFJ Financial Group, Inc., ADR	65,000	(1,030,900)
Mizuho Financial Group, Inc., ADR	5,300	(38,796)
Sumitomo Mitsui Financial Group, Inc., ADR	2,800	(54,124)

		(1,174,976)

Capital Goods — 0.0%
BAIYU Holdings, Inc. (a),(e)	5,388	(964)
EHang Holdings Ltd., ADR (a)	9,900	(130,482)
FBS Global Ltd. (a)	100	(96)
Furukawa Co., Ltd. (a),(b)	200	(4,913)

		(136,455)

Commercial & Professional Services — 0.0%
Earlyworks Co., Ltd., ADR (a)	40	(262)
Guardforce AI Co., Ltd. (a)	1,300	(717)
VCI Global Ltd. (a)	9	(5)

		(984)

Consumer Services — 0.0%
BTC Digital Ltd. (a)	36	(47)
Chagee Holdings Ltd., ADR	300	(3,489)
Genius Group Ltd. (a)	5,592	(3,213)
Here Group Ltd., ADR (a)	3,000	(15,330)
MakeMyTrip Ltd. (a)	200	(16,424)
Youdao, Inc., ADR (a)	2,100	(21,168)
Yum China Holdings, Inc.	400	(19,096)
Zeta Network Group (a)	3,000	(1,737)

		(80,504)

Diversified Financials — 0.0%
Garden Stage Ltd. (a)	27	(3)
Kaspi.KZ JSC, ADR (a)	700	(54,691)
mF International Ltd. (a)	100	(1,858)
Waton Financial Ltd. (a)	463	(1,528)

		(58,080)

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2025 (Unaudited)

Security Description	Shares	Value
Food & Staples Retailing — 0.0%
Davis Commodities Ltd. (a)	2,845	$(863)
DingDong Cayman Ltd., ADR (a)	200	(498)

		(1,361)

Household & Personal Products — 0.0%
Yatsen Holding Ltd., ADR (a)	20	(78)

Insurance — 0.0%
Prudential PLC, ADR	8,000	(248,960)

Materials — 0.0%
Tantech Holdings Ltd. (a)	40	(40)

Media & Entertainment — (0.3)%
Baidu, Inc., ADR (a)	94,000	(12,282,040)
Bilibili, Inc., ADR (a)	600	(14,754)
Blue Hat Interactive Entertainment Technology (a)	42	(49)
EPWK Holdings Ltd. (a)	27	(3)
Everbright Digital Holding Ltd. (a)	1,100	(413)
Haoxi Health Technology Ltd. (a)	200	(214)
So-Young International, Inc., ADR (a)	1,900	(4,864)
Webtoon Entertainment, Inc. (a)	1,200	(15,636)
WiMi Hologram Cloud, Inc. (a)	10	(24)
Yueda Digital Holding (a)	1,400	(1,294)

		(12,319,291)

Pharmaceuticals, Biotechnology & Life Sciences — 0.0%
Dr. Reddy’s Laboratories Ltd., ADR	5,800	(81,432)
NovaBridge Biosciences, ADR (a)	1,100	(4,378)
Takeda Pharmaceutical Co. Ltd., ADR	48,800	(760,792)

		(846,602)

Real Estate Management & Development — (0.1)%
KE Holdings, Inc., ADR	115,900	(1,826,584)
Reitar Logtech Holdings Ltd. (a)	100	(115)

		(1,826,699)

Retailing — (0.6)%
Alibaba Group Holding Ltd., ADR (b)	94,406	(13,838,031)
Cango, Inc. (a)	7,878	(11,817)
JD.com, Inc., ADR	58,899	(1,690,401)
PDD Holdings, Inc., ADR (a)	18,500	(2,097,715)
Sea Ltd., ADR (a),(b)	81	(10,333)
Uxin Ltd., ADR (a)	1,188	(4,004)

		(17,652,301)

Semiconductors & Semiconductor Equipment — (0.1)%
Advantest Corp. (b)	1,300	(164,382)
Disco Corp. (b)	300	(91,399)
Himax Technologies, Inc., ADR	900	(7,371)
indie Semiconductor, Inc. (a)	100	(353)
Kioxia Holdings Corp. (a),(b)	100	(6,655)
Lasertec Corp. (a),(b)	600	(114,326)
Renesas Electronics Corp. (a),(b)	300	(4,109)
STMicroelectronics NV (b)	1,114	(28,897)
SUMCO Corp. (a),(b)	500	(4,574)

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2025 (Unaudited)

Security Description	Shares	Value
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (b)	4,235	$(1,286,974)
United Microelectronics Corp., ADR (b)	458	(3,600)

		(1,712,640)

Software & Services — 0.0%
AMTD Digital, Inc., ADR (a)	23,224	(29,494)
Bit Origin Ltd. (a)	17,300	(2,976)
Chaince Digital Holdings, Inc. (a)	2,100	(10,437)
Datasea, Inc. (a)	33	(22)
GDS Holdings Ltd., ADR (a)	1,800	(62,820)
Gorilla Technology Group, Inc. (a)	3,900	(42,588)
Heartcore Enterprises, Inc.	1,000	(305)
Infosys Ltd., ADR (b)	30,306	(540,053)
Kingsoft Cloud Holdings Ltd., ADR (a)	13,900	(143,726)
Link Motion, Inc., ADR (a),(e)	11,000	0
MMTEC, Inc. (a)	2,595	(8,875)
Nukkleus, Inc. (a)	5,400	(21,762)
Orangekloud Technology, Inc. (a)	400	(272)
Pony AI, Inc., ADR (a)	7,900	(114,550)
The9 Ltd., ADR (a)	237	(1,510)
Tuya, Inc., ADR (a)	1,200	(2,532)
U-BX Technology Ltd. (a)	100	(198)
Xiao I Corp., ADR (a)	1,400	(574)
Youxin Technology Ltd. (a)	100	(160)

		(982,854)

Technology Hardware & Equipment — 0.0%
CCSC Technology International Holdings Ltd. (a)	2,100	(321)
Creative Global Technology Holdings Ltd. (a)	6	(7)
Fabrinet (a),(b)	92	(41,886)
Ibiden Co., Ltd. (b)	100	(4,297)
Lianhe Sowell International Group Ltd. (a)	56	(29)
UTime Ltd. (a)	399	(407)

		(46,947)

Telecommunication Services — 0.0%
FingerMotion, Inc. (a)	2,215	(2,724)
SK Telecom Co., Ltd., ADR	200	(4,106)
SoftBank Group Corp. (b)	300	(8,416)
Telkom Indonesia Persero Tbk. PT, ADR	300	(6,315)

		(21,561)

Transportation — 0.0%
Full Truck Alliance Co., Ltd., ADR	17,400	(186,702)
Grab Holdings Ltd., Class A (a)	30,000	(149,700)
ZTO Express Cayman, Inc., ADR	18,400	(384,376)

		(720,778)

Utilities — 0.0%
ReNew Energy Global PLC (a)	100	(565)

Total Asia		(41,237,664)

Europe — (0.5)%
Automobiles & Components — 0.0%
Bayerische Motoren Werke AG (a),(b)	253	(27,434)
Dr. Ing hc F Porsche AG, Preference Shares (b),(d)	186	(9,907)

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2025 (Unaudited)

Security Description	Shares	Value
Ferrari NV	1,680	$(620,861)
Mercedes-Benz Group AG (b)	717	(49,704)
Volkswagen AG, Preference Shares (b)	249	(30,388)

		(738,294)

Banks — 0.0%
HSBC Holdings PLC, ADR	1,400	(110,138)
ING Groep NV, ADR	20,100	(562,800)
Lloyds Banking Group PLC, ADR	36,500	(193,450)

		(866,388)

Capital Goods — 0.0%
ABB Ltd. (b)	3,419	(252,040)
Aebi Schmidt Holding AG	800	(10,120)
Cadeler AS, ADR (a)	100	(1,859)
Daimler Truck Holding AG (b)	869	(37,639)
Fusion Fuel Green PLC (a)	11	(37)
Knorr-Bremse AG (b)	298	(33,061)
SKF AB (a),(b)	1,456	(38,539)
Vertical Aerospace Ltd. (a)	1,400	(7,462)
Vestas Wind Systems AS (b)	4,278	(115,708)
Wallbox NV (a)	155	(363)
Wartsila OYJ Abp (b)	596	(21,101)

		(517,929)

Commercial & Professional Services — 0.0%
Cimpress PLC (a)	2,100	(139,839)
Rentokil Initial PLC, ADR	12,200	(359,412)

		(499,251)

Consumer Durables & Apparel — 0.0%
AiRWA, Inc. (a)	8,600	(6,709)
Amer Sports, Inc. (a)	1,800	(67,230)
Birkenstock Holding PLC (a)	4,900	(200,410)
On Holding AG (a),(b)	866	(40,252)

		(314,601)

Consumer Services — (0.1)%
Flutter Entertainment PLC (a)	21,000	(4,515,840)
Genius Sports Ltd. (a)	4,200	(46,284)

		(4,562,124)

Diversified Financials — (0.1)%
Deutsche Bank AG	14,100	(543,696)
Julius Baer Group Ltd. (b)	1,002	(78,287)
Partners Group Holding AG (b)	33	(40,490)
UBS Group AG (a)	28,665	(1,327,476)

		(1,989,949)

Energy — 0.0%
Ardmore Shipping Corp.	4,500	(47,655)
CMB Tech NV	3,800	(36,670)
Equinor ASA, ADR	1,600	(37,808)
Seadrill Ltd. (a)	19,100	(660,860)
SFL Corp. Ltd.	8,100	(63,261)
TechnipFMC PLC	500	(22,280)

		(868,534)

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2025 (Unaudited)

Security Description	Shares	Value
Food, Beverage & Tobacco — (0.1)%
Anheuser-Busch InBev SA, ADR	3,200	$(204,928)
Diageo PLC, ADR	16,100	(1,388,947)

		(1,593,875)

Health Care Equipment & Services — 0.0%
Koninklijke Philips NV	23,204	(628,364)
Nyxoah SA (a)	200	(920)
Siemens Healthineers AG (b),(d)	2,313	(121,242)
Smith & Nephew PLC, ADR	10,500	(344,505)

		(1,095,031)

Household & Personal Products — 0.0%
Unilever PLC, ADR	2,288	(149,635)

Insurance — 0.0%
Zurich Financial Services UKISA Ltd. (a),(b)	88	(66,590)

Materials — 0.0%
ArcelorMittal SA	14,500	(660,765)
Atlas Lithium Corp. (a)	3,800	(16,074)
BASF SE (b)	2,292	(120,602)
Critical Metals Corp. (a)	37,100	(257,474)
Lifezone Metals Ltd. (a)	500	(2,135)
Titan America SA (a)	100	(1,648)

		(1,058,698)

Media & Entertainment — 0.0%
Brera Holdings PLC (a)	1,500	(2,805)
Gambling.com Group Ltd. (a)	1,500	(8,190)
WPP PLC, ADR	7,300	(163,958)

		(174,953)

Pharmaceuticals, Biotechnology & Life Sciences — (0.1)%
Abivax SA, ADR (a)	1,200	(161,826)
Alvotech SA (a)	200	(1,026)
Autolus Therapeutics PLC, ADR (a)	6,100	(12,139)
Evotec SE, ADR (a)	200	(616)
GH Research PLC (a)	300	(3,810)
Immatics NV (a)	3,300	(34,650)
IO Biotech, Inc. (a)	1,500	(913)
Mainz Biomed NV (a)	2,200	(2,464)
Merck KGaA (a),(b)	688	(98,194)
Newamsterdam Pharma Co. NV (a)	3,100	(108,748)
Novo Nordisk AS, ADR	24,842	(1,263,961)
NuCana PLC, ADR (a)	271	(976)
Roche Holding AG (a),(b)	137	(56,577)
Tiziana Life Sciences Ltd. (a)	1,200	(1,788)

		(1,747,688)

Semiconductors & Semiconductor Equipment — (0.1)%
NXP Semiconductors NV	12,100	(2,626,426)

Software & Services — 0.0%
Argo Blockchain PLC, ADR (a)	100	(341)
Arqit Quantum, Inc. (a)	110	(2,407)
SAP SE, ADR	20	(4,858)
SAP SE (b)	277	(67,302)

		(74,908)

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2025 (Unaudited)

Security Description	Shares	Value
Technology Hardware & Equipment — 0.0%
Logitech International SA (b)	525	$(52,619)
Nokia OYJ, ADR	166,400	(1,076,608)
Telefonaktiebolaget LM Ericsson, ADR	1,300	(12,545)

		(1,141,772)

Telecommunication Services — 0.0%
Deutsche Telekom AG (a),(b)	37,128	(1,208,555)
Vodafone Group PLC, ADR	1,200	(15,852)

		(1,224,407)

Transportation — 0.0%
Deutsche Lufthansa AG (b)	8,280	(81,342)
Deutsche Post AG (b)	2,525	(137,677)

		(219,019)

Total Europe		(21,530,072)

Middle East — 0.0%
Automobiles & Components — 0.0%
Foresight Autonomous Holdings Ltd., ADR (a)	12	(15)
Mobileye Global, Inc., Class A (a),(b)	5,052	(52,743)
REE Automotive Ltd. (a)	1,057	(776)

		(53,534)

Capital Goods — 0.0%
A2Z Cust2Mate Solutions Corp. (a)	600	(3,906)
Brenmiller Energy Ltd. (a)	2	(1)
Kornit Digital Ltd. (a)	500	(7,190)

		(11,097)

Health Care Equipment & Services — 0.0%
Lifeward Ltd. (a)	600	(346)

Media & Entertainment — 0.0%
Nexxen International Ltd. (a)	300	(1,962)

Pharmaceuticals, Biotechnology & Life Sciences — 0.0%
BiomX, Inc. (a)	10	(19)
Can-Fite BioPharma Ltd., ADR (a)	1,000	(200)
NeuroSense Therapeutics Ltd. (a)	300	(231)
PainReform Ltd. (a)	100	(64)

		(514)

Retailing — 0.0%
D-MARKET Elektronik Hizmetler ve Ticaret AS, ADR (a)	400	(992)
Global-e Online Ltd. (a)	14,600	(573,926)

		(574,918)

Software & Services — 0.0%
Cellebrite DI Ltd. (a)	2,100	(37,863)
Check Point Software Technologies Ltd. (a),(b)	129	(23,937)
Nice Ltd., ADR (a)	3,600	(406,944)
Wix.com Ltd. (a),(b)	588	(61,087)

		(529,831)

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2025 (Unaudited)

Security Description	Shares	Value
Technology Hardware & Equipment — 0.0%
Arbe Robotics Ltd. (a)	4,300	$(5,074)
Gauzy Ltd. (a)	490	(632)
ParaZero Technologies Ltd. (a)	6,250	(5,094)
Rail Vision Ltd. (a)	9,600	(3,110)
Wearable Devices Ltd. (a)	100	(114)

		(14,024)

Transportation — 0.0%
ZIM Integrated Shipping Services Ltd.	31,300	(664,499)

Total Middle East		(1,850,725)

North America — (15.9)%
Automobiles & Components — (0.1)%
Aptiv PLC (a)	22,900	(1,742,461)
Cooper-Standard Holdings, Inc. (a)	500	(16,415)
Dorman Products, Inc. (a)	100	(12,319)
Empery Digital, Inc. (a)	51	(233)
Faraday Future Intelligent Electric, Inc. (a)	49,600	(50,592)
FLY-E Group, Inc. (a)	2	(13)
Goodyear Tire & Rubber Co. (a)	58,200	(509,832)
Lear Corp.	2,100	(240,660)
Lucid Group, Inc. (a)	0	(2)
Lucid Group, Inc. (a)	30,543	(322,839)
Patrick Industries, Inc.	850	(92,165)
Solid Power, Inc. (a)	13,200	(56,100)
Stellantis NV	77,700	(846,153)
Tesla, Inc. (a),(b)	433	(194,729)
Visteon Corp.	200	(19,020)
Workhorse Group, Inc. (a)	183	(931)
Worksport Ltd. (a)	2,705	(5,762)
XPEL, Inc. (a)	1,300	(64,883)

		(4,175,109)

Banks — (2.9)%
Atlantic Union Bankshares Corp.	330	(11,649)
Axos Financial, Inc. (a)	47,413	(4,085,104)
Banc of California, Inc.	26	(502)
Bank of Marin Bancorp	8,201	(213,308)
Bank of Montreal	19,747	(2,562,963)
Bank of Nova Scotia	1,900	(140,011)
Bank OZK	159,434	(7,337,153)
Bankwell Financial Group, Inc.	7,558	(346,308)
Beacon Financial Corp.	38	(1,002)
Burke & Herbert Financial Services Corp.	4,833	(301,144)
Cadence Bank	14,000	(599,760)
Canadian Imperial Bank of Commerce	1,300	(117,793)
Capital Bancorp, Inc.	5,470	(154,090)
Citigroup, Inc.	15,222	(1,776,255)
Citizens Financial Group, Inc.	38,567	(2,252,698)
City Holding Co.	42,301	(5,042,279)
Columbia Banking System, Inc.	5,099	(142,517)
Comerica, Inc.	1,900	(165,167)

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2025 (Unaudited)

Security Description	Shares	Value
East West Bancorp, Inc.	89,421	$(10,050,026)
Eastern Bankshares, Inc.	7,700	(141,911)
First Hawaiian, Inc.	39,354	(995,656)
First Interstate BancSystem, Inc., Class A	600	(20,760)
Firstsun Capital Bancorp (a)	6,249	(235,181)
Flagstar Bank NA	32	(403)
Hancock Whitney Corp.	122,464	(7,798,508)
Home BancShares, Inc.	126,287	(3,508,253)
Huntington Bancshares, Inc.	389	(6,749)
JPMorgan Chase & Co. (b)	2,278	(734,017)
KeyCorp	34,060	(702,998)
M&T Bank Corp. (b)	1,888	(380,394)
Mechanics Bancorp	30,656	(448,497)
Northwest Bancshares, Inc.	23	(276)
OceanFirst Financial Corp.	37,716	(677,002)
Old National Bancorp	45,115	(1,006,516)
Pathward Financial, Inc.	37,818	(2,685,078)
Patriot National Bancorp, Inc. (a)	700	(1,274)
Pinnacle Financial Partners, Inc.	27,744	(2,647,055)
Preferred Bank	62,369	(5,889,505)
Regions Financial Corp.	588,818	(15,956,968)
Renasant Corp.	100	(3,522)
ServisFirst Bancshares, Inc.	6,218	(446,390)
Simmons First National Corp., Class A	45,522	(858,090)
Toronto-Dominion Bank	51,800	(4,879,560)
Triumph Financial, Inc. (a)	27,304	(1,710,050)
UMB Financial Corp.	37,508	(4,314,920)
Valley National Bancorp	223,387	(2,609,160)
WaFd, Inc.	33	(1,057)
Washington Trust Bancorp, Inc.	9,143	(270,176)
Wells Fargo & Co.	29,800	(2,777,360)
Wintrust Financial Corp.	5	(699)
Zions Bancorp NA	101,095	(5,918,101)

		(102,925,815)

Capital Goods — (0.8)%
374Water, Inc. (a)	181	(369)
3M Co.	100	(16,010)
A.O. Smith Corp. (b)	2,442	(163,321)
AAR Corp. (a)	1,500	(124,185)
Advanced Drainage Systems, Inc.	500	(72,415)
AeroVironment, Inc. (a)	5,200	(1,257,828)
AgEagle Aerial Systems, Inc. (a)	2,000	(1,628)
AirJoule Technologies Corp. (a)	100	(394)
Allegion PLC (b)	387	(61,618)
Alliance Laundry Holdings, Inc. (a)	100	(2,035)
Ameresco, Inc., Class A (a)	1,400	(41,006)
American Woodmark Corp. (a)	200	(10,780)
API Group Corp. (a)	8,600	(329,036)
Archer Aviation, Inc. (a)	187,300	(1,408,496)
Astronics Corp. (a)	200	(10,848)
ATI, Inc. (a)	1,600	(183,616)

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2025 (Unaudited)

Security Description	Shares	Value
ATS Corp. (a)	2,800	$(77,112)
Axon Enterprise, Inc. (a)	2,860	(1,624,280)
Builders FirstSource, Inc. (a),(b)	561	(57,721)
Byrna Technologies, Inc. (a)	3,699	(62,106)
Cadre Holdings, Inc.	3,099	(126,563)
Carlisle Cos., Inc. (b)	575	(183,919)
Caterpillar, Inc. (b)	182	(104,262)
Chart Industries, Inc. (a)	6,800	(1,402,364)
Comfort Systems USA, Inc.	300	(279,987)
Core & Main, Inc., Class A (a)	8,500	(441,745)
CSW Industrials, Inc.	840	(246,565)
Deere & Co.	60	(27,934)
DNOW, Inc. (a)	5,800	(76,850)
Dover Corp. (b)	149	(29,091)
Dragonfly Energy Holdings Corp. (a)	1,140	(3,500)
Eaton Corp. PLC (b)	573	(182,506)
EMCOR Group, Inc.	340	(208,009)
Emerson Electric Co. (b)	2,422	(321,448)
Energous Corp. (a)	16	(64)
Energy Focus, Inc. (a)	7	(16)
Energy Recovery, Inc. (a)	500	(6,745)
ESS Tech, Inc. (a)	13	(24)
Fastenal Co. (b)	52,082	(2,090,051)
Ferguson Enterprises, Inc. (b)	3	(668)
Ferrovial SE	1,407	(90,906)
Firefly Aerospace, Inc. (a)	200	(4,474)
Fortive Corp. (b)	964	(53,222)
Fortune Brands Innovations, Inc. (b)	3,832	(191,677)
FTAI Aviation Ltd. (b)	4,631	(911,612)
FTC Solar, Inc. (a)	1,734	(18,918)
GE Vernova, Inc. (b)	552	(360,771)
Hayward Holdings, Inc. (a)	2,799	(43,245)
Herc Holdings, Inc.	225	(33,385)
Hexcel Corp.	700	(51,730)
Hillenbrand, Inc.	1,200	(38,064)
Howmet Aerospace, Inc.	3,800	(779,076)
Huntington Ingalls Industries, Inc.	440	(149,631)
Hyperscale Data, Inc. (a)	9,600	(1,763)
IDEX Corp. (b)	177	(31,495)
Illinois Tool Works, Inc. (b)	116	(28,571)
Ingersoll Rand, Inc. (b)	3,524	(279,171)
ITT, Inc. (b)	190	(32,967)
Janus International Group, Inc. (a)	2,900	(18,966)
JBT Marel Corp.	1,100	(165,737)
Kratos Defense & Security Solutions, Inc. (a)	10,700	(812,237)
KULR Technology Group, Inc. (a)	3,400	(10,064)
Laser Photonics Corp. (a)	30	(74)
Masco Corp. (b)	5,071	(321,806)
Middleby Corp. (a)	2,700	(401,409)
Modine Manufacturing Co. (a)	15,900	(2,122,809)
Momentus, Inc. (a)	400	(1,948)
Mueller Industries, Inc.	700	(80,360)

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2025 (Unaudited)

Security Description	Shares	Value
NeoVolta, Inc. (a)	900	$(2,736)
New Horizon Aircraft Ltd. (a)	5,700	(8,379)
Nextpower, Inc., Class A (a)	2,396	(208,716)
Northann Corp. (a)	7,431	(2,029)
Nuburu, Inc. (a)	46,700	(7,435)
NuScale Power Corp. (a)	500	(7,085)
PACCAR, Inc.	100	(10,951)
Pentair PLC (b)	147	(15,309)
Powell Industries, Inc.	1,100	(350,658)
Power Solutions International, Inc. (a)	100	(5,714)
Primoris Services Corp.	1,100	(136,554)
Quanta Services, Inc.	5,360	(2,262,242)
QXO, Inc. (a)	4,725	(91,145)
Red Cat Holdings, Inc. (a)	3,500	(27,755)
Redwire Corp. (a)	2,200	(16,720)
Regal Rexnord Corp.	2,100	(294,672)
Resideo Technologies, Inc. (a)	10,900	(382,808)
Richtech Robotics, Inc. (a)	52,200	(168,606)
Rocket Lab Corp. (a)	39,500	(2,755,520)
Rockwell Automation, Inc. (b)	144	(56,026)
RYTHM, Inc. (a)	200	(4,268)
Satellogic, Inc. (a)	11,000	(20,570)
Sensata Technologies Holding PLC	700	(23,303)
Sidus Space, Inc. (a)	16,200	(50,868)
SiteOne Landscape Supply, Inc. (a),(b)	304	(37,866)
Standex International Corp.	100	(21,728)
Stanley Black & Decker, Inc.	400	(29,712)
Stardust Power, Inc. (a)	160	(490)
Sterling Infrastructure, Inc. (a)	40	(12,249)
SunPower, Inc. (a)	170	(267)
Terra Innovatum Global NV (a)	300	(1,386)
Terrestrial Energy, Inc. (a)	100	(611)
V2X, Inc. (a)	300	(16,365)
Valmont Industries, Inc.	300	(120,696)
Vertiv Holdings Co. (b)	17,084	(2,767,779)
Virgin Galactic Holdings, Inc. (a)	10	(32)
Voyager Technologies, Inc. (a)	6,300	(164,682)
VSE Corp.	2,300	(397,371)
Watsco, Inc. (b)	148	(49,869)
WW Grainger, Inc. (b)	30	(30,271)

		(28,834,646)

Commercial & Professional Services — (0.3)%
Amentum Holdings, Inc. (a)	9	(261)
Automatic Data Processing, Inc. (b)	397	(102,120)
BlackSky Technology, Inc. (a)	158	(2,962)
Bridger Aerospace Group Holdings, Inc. (a)	500	(915)
Broadridge Financial Solutions, Inc. (b)	373	(83,242)
Casella Waste Systems, Inc. (a)	10,800	(1,057,752)
Clarivate PLC (a)	34,700	(115,898)
Dayforce, Inc. (a)	28,600	(1,977,976)
Enviri Corp. (a)	2,600	(46,592)

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2025 (Unaudited)

Security Description	Shares	Value
Equifax, Inc. (b)	1,414	$(306,810)
First Advantage Corp. (a)	586	(8,515)
Greenwave Technology Solutions, Inc. (a)	29	(152)
HNI Corp.	66	(2,775)
Knightscope, Inc. (a)	3,588	(13,311)
Korn Ferry	200	(13,204)
LanzaTech Global, Inc. (a)	46	(633)
Legalzoom.com, Inc. (a)	1,700	(16,881)
Montrose Environmental Group, Inc. (a)	3,800	(94,354)
Nixxy, Inc. (a)	5,600	(5,379)
Odyssey Marine Exploration, Inc. (a)	2,900	(5,684)
Paychex, Inc. (b)	1,024	(114,872)
Paycom Software, Inc. (b)	240	(38,246)
Perma-Fix Environmental Services, Inc. (a)	3,100	(39,029)
RB Global, Inc.	25,700	(2,643,759)
Science Applications International Corp.	500	(50,330)
Skillsoft Corp. (a)	500	(4,650)
Spire Global, Inc. (a)	250	(1,875)
SS&C Technologies Holdings, Inc. (b)	14,563	(1,273,097)
Thomson Reuters Corp. (b)	719	(94,829)
TIC Solutions, Inc. (a)	30,100	(304,311)
TransUnion (b)	2,406	(206,314)
Veralto Corp. (b)	294	(29,335)
Vestis Corp.	700	(4,669)

		(8,660,732)

Consumer Durables & Apparel — (0.3)%
Capri Holdings Ltd. (a)	400	(9,760)
Champion Homes, Inc. (a)	2,100	(177,450)
Crocs, Inc. (a)	200	(17,104)
Deckers Outdoor Corp. (a),(b)	680	(70,496)
DR Horton, Inc. (b)	352	(50,699)
Dream Finders Homes, Inc. (a)	2,900	(49,590)
Installed Building Products, Inc. (b)	1,362	(353,289)
KB Home (b)	471	(26,569)
Koss Corp. (a)	100	(414)
Lennar Corp., Class A (b)	67	(6,888)
Lifetime Brands, Inc.	500	(1,975)
Lululemon Athletica, Inc. (a)	100	(20,781)
Neo-Concept International Group Holdings Ltd. (a)	7	(8)
NIKE, Inc., Class B (b)	40,440	(2,576,432)
Playboy, Inc. (a)	2,564	(4,820)
PulteGroup, Inc. (b)	471	(55,229)
PVH Corp.	9,700	(650,094)
SharkNinja, Inc. (a)	700	(78,330)
Smith Douglas Homes Corp. (a)	100	(1,677)
Somnigroup International, Inc.	28,400	(2,535,552)
Steven Madden Ltd.	6,400	(266,496)
Tapestry, Inc. (b)	531	(67,846)
Toll Brothers, Inc. (b)	856	(115,748)
TopBuild Corp. (a)	5,540	(2,311,233)
Topgolf Callaway Brands Corp. (a)	300	(3,501)

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2025 (Unaudited)

Security Description	Shares	Value
Whirlpool Corp.	1,900	$(137,066)
YETI Holdings, Inc. (a)	300	(13,251)

		(9,602,298)

Consumer Services — (0.9)%
Airbnb, Inc., Class A (a),(b)	357	(48,452)
Allurion Technologies, Inc. (a)	151	(186)
American Public Education, Inc. (a)	100	(3,780)
Aramark	5,000	(184,300)
Aureus Greenway Holdings, Inc. (a)	100	(315)
Black Rock Coffee Bar, Inc. (a)	100	(2,225)
Booking Holdings, Inc. (b)	4	(21,421)
Brinker International, Inc. (a)	1,800	(258,336)
Caesars Entertainment, Inc. (a)	576	(13,473)
Carnival Corp. (a),(b)	481	(14,690)
Chipotle Mexican Grill, Inc. (a),(b)	268	(9,916)
Cracker Barrel Old Country Store, Inc.	1,000	(25,400)
Darden Restaurants, Inc. (b)	116	(21,346)
Dave & Buster’s Entertainment, Inc. (a)	11,400	(184,794)
Denny’s Corp. (a)	2,100	(13,062)
Domino’s Pizza, Inc. (b)	1,691	(704,843)
DoorDash, Inc. (a)	1,340	(303,483)
DraftKings, Inc. (a)	27,730	(955,576)
Expedia Group, Inc. (b)	10,118	(2,866,531)
Full House Resorts, Inc. (a)	2,600	(6,786)
Inspirato, Inc. (a)	29	(121)
Krispy Kreme, Inc.	7,400	(29,748)
Marriott International, Inc.	12,400	(3,846,976)
McDonald’s Corp. (b)	1,991	(608,509)
Navan, Inc. (a)	1,700	(29,036)
Nerdy, Inc. (a)	18,500	(19,240)
ONE Group Hospitality, Inc. (a)	400	(700)
OneSpaWorld Holdings Ltd.	1,800	(37,332)
Papa John’s International, Inc.	10,800	(415,692)
Penn Entertainment, Inc. (a)	10,400	(153,400)
Planet Fitness, Inc., Class A (a)	2,200	(238,634)
Portillo’s, Inc. (a)	8,500	(38,590)
Pursuit Attractions & Hospitality, Inc. (a)	300	(10,104)
Royal Caribbean Cruises Ltd. (b)	33,620	(9,377,290)
Serve Robotics, Inc. (a)	12,700	(131,826)
Sharplink Gaming, Inc. (a)	64,900	(580,206)
Six Flags Entertainment Corp. (a)	33,388	(512,172)
Starbucks Corp. (b)	81,112	(6,830,442)
Texas Roadhouse, Inc. (b)	24	(3,984)
Travel & Leisure Co.	1,400	(98,742)
Udemy, Inc. (a)	1,100	(6,435)
United Parks & Resorts, Inc. (a)	4,900	(177,870)
Viking Holdings Ltd. (a),(b)	2,273	(162,315)
Wingstop, Inc.	680	(162,173)
WW International, Inc. (a)	400	(11,686)
Wyndham Hotels & Resorts, Inc. (b)	1,822	(137,670)
Wynn Resorts Ltd.	4,700	(565,551)

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2025 (Unaudited)

Security Description	Shares	Value
Xponential Fitness, Inc. (a)	2,700	$(22,221)
Yum! Brands, Inc.	34,300	(5,188,904)

		(35,036,484)

Diversified Financials — (2.0)%
Acacia Research Corp. (a)	700	(2,618)
Adamas Trust, Inc.	25	(182)
Advanced Flower Capital, Inc.	400	(1,140)
Ally Financial, Inc. (b)	3,454	(156,432)
ALT5 Sigma Corp. (a)	11,600	(12,760)
AlTi Global, Inc. (a)	3,500	(16,240)
American Express Co. (b)	34,856	(12,894,977)
Apollo Global Management, Inc.	6,473	(937,031)
Arbor Realty Trust, Inc.	600	(4,656)
ARES Management Corp.	15,000	(2,424,450)
Atlanticus Holdings Corp. (a)	100	(6,695)
AtlasClear Holdings, Inc. (a)	45,700	(11,466)
B Riley Financial, Inc. (a)	200	(934)
Bank of New York Mellon Corp.	29,206	(3,390,525)
Beeline Holdings, Inc. (a)	1,281	(2,203)
Berkshire Hathaway, Inc. (a),(b)	1	(754,800)
Better Home & Finance Holding Co. (a)	1,892	(61,641)
Blue Owl Capital, Inc. (b)	33,329	(497,935)
Bread Financial Holdings, Inc.	100	(7,403)
Brookfield Asset Management Ltd.	22,400	(1,173,536)
Brookfield Corp.	41,950	(1,925,085)
Bullish (a)	400	(15,148)
Burford Capital Ltd.	1,200	(10,704)
Cannae Holdings, Inc.	1,200	(18,876)
Capital One Financial Corp.	24	(5,817)
Carlyle Group, Inc.	300	(17,733)
Cboe Global Markets, Inc.	15,897	(3,990,147)
Chime Financial, Inc. (a)	100	(2,517)
Claros Mortgage Trust, Inc. (a)	900	(2,754)
CME Group, Inc. (b)	3,163	(863,752)
Coinbase Global, Inc. (a)	25,900	(5,857,026)
Corpay, Inc. (a)	3,003	(903,693)
DeFi Development Corp. (a)	100	(505)
Defi Technologies, Inc. (a)	22,300	(16,828)
DigitalBridge Group, Inc.	1,006	(15,432)
Enova International, Inc. (a)	84,569	(13,294,247)
Equitable Holdings, Inc.	900	(42,885)
Euronet Worldwide, Inc. (a)	13,536	(1,030,225)
FactSet Research Systems, Inc. (b)	532	(154,381)
Fidelity National Information Services, Inc.	81,044	(5,386,184)
Fiserv, Inc. (a),(b)	2,966	(199,226)
Forge Global Holdings, Inc. (a)	1,331	(59,309)
Gemini Space Station, Inc. (a)	400	(3,968)
Global Payments, Inc. (b)	4,326	(334,832)
HA Sustainable Infrastructure Capital, Inc.	5,700	(179,151)
Innventure, Inc. (a)	800	(3,344)
Intercontinental Exchange, Inc.	2,030	(328,779)

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2025 (Unaudited)

Security Description	Shares	Value
Jack Henry & Associates, Inc. (b)	6,029	$(1,100,172)
Janus Henderson Group PLC	900	(42,813)
Katapult Holdings, Inc. (a)	539	(3,482)
KKR & Co., Inc.	13,200	(1,682,736)
LendingClub Corp. (a)	800	(15,152)
LPL Financial Holdings, Inc.	4,280	(1,528,688)
Merchants Bancorp	50	(1,703)
Moody’s Corp. (b)	266	(135,886)
Morgan Stanley (b)	916	(162,617)
MSCI, Inc., Class A (b)	383	(219,739)
NerdWallet, Inc. (a)	900	(12,195)
Oportun Financial Corp. (a)	2,048	(10,834)
P10, Inc., Class A	1,100	(10,791)
Patria Investments Ltd., Class A	7,700	(122,353)
Perella Weinberg Partners	100	(1,730)
Priority Technology Holdings, Inc. (a)	200	(1,090)
Ready Capital Corp.	200	(436)
Regional Management Corp.	9,544	(369,830)
Rithm Capital Corp.	19,100	(208,190)
Robinhood Markets, Inc. (a)	41,809	(4,728,598)
S&P Global, Inc. (b)	302	(157,822)
Shift4 Payments, Inc. (a)	14,100	(887,877)
StepStone Group, Inc.	4,700	(301,599)
StoneX Group, Inc. (a)	2,200	(209,286)
Strive, Inc. (a)	195,500	(144,279)
Synchrony Financial (b)	17,013	(1,419,395)
Toast, Inc., Class A (a),(b)	4,860	(172,579)
TPG Mortgage Investment Trust, Inc.	500	(4,260)
Two Harbors Investment Corp.	50	(525)
Visa, Inc.	40	(14,028)
Webull Corp. (a)	8,000	(62,160)
WEX, Inc. (a)	3,500	(521,430)

		(71,274,447)

Energy — (0.3)%
Aemetis, Inc. (a)	100	(139)
Amplify Energy Corp. (a)	3,934	(17,978)
Antero Midstream Corp.	1,200	(21,348)
APA Corp. (b)	7,482	(183,010)
Atlas Energy Solutions, Inc.	3,400	(32,028)
Baker Hughes Co.	104,800	(4,772,592)
Baytex Energy Corp.	94,686	(305,836)
Borr Drilling Ltd. (a)	17,200	(69,316)
Cactus, Inc.	2,600	(118,768)
California Resources Corp.	50	(2,235)
Cameco Corp.	2,800	(256,172)
Cenovus Energy, Inc.	61,200	(1,035,504)
Centrus Energy Corp. (a)	360	(87,394)
Chevron Corp. (b)	5,797	(883,521)
Chord Energy Corp. (b)	1,487	(137,845)
Civitas Resources, Inc. (b)	24,046	(651,406)
Clean Energy Fuels Corp. (a)	2,100	(4,410)

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2025 (Unaudited)

Security Description	Shares	Value
CNX Resources Corp. (a),(b)	3,889	$(142,999)
Comstock Resources, Inc. (a),(b)	3,936	(91,236)
Comstock, Inc. (a)	680	(2,557)
ConocoPhillips (b)	316	(29,581)
Core Laboratories, Inc.	1,500	(24,045)
Core Natural Resources, Inc.	821	(72,667)
Coterra Energy, Inc.	69,600	(1,831,872)
Devon Energy Corp. (b)	4,756	(174,212)
DHT Holdings, Inc.	2,200	(26,862)
DMC Global, Inc. (a)	200	(1,338)
EOG Resources, Inc. (b)	2,560	(268,826)
Epsilon Energy Ltd.	100	(464)
EQT Corp.	6,290	(337,144)
Expand Energy Corp. (b)	1,862	(205,490)
Expro Group Holdings NV (a)	19,200	(256,320)
Exxon Mobil Corp. (b)	19,107	(2,299,336)
Flowco Holdings, Inc.	200	(3,748)
Gevo, Inc. (a)	11,300	(22,600)
Gulfport Energy Corp. (a)	400	(83,196)
Halliburton Co. (b)	9,632	(272,200)
Helmerich & Payne, Inc.	8,500	(243,780)
Imperial Oil Ltd.	300	(25,893)
Innovex International, Inc. (a)	2,000	(43,740)
International Seaways, Inc.	2,300	(111,665)
Kinetik Holdings, Inc.	7,820	(281,911)
KLX Energy Services Holdings, Inc. (a)	1,900	(3,591)
Kolibri Global Energy, Inc. (a)	700	(2,751)
Liberty Energy, Inc.	16,200	(299,052)
Lightbridge Corp. (a)	1,600	(20,224)
Matador Resources Co. (b)	1,438	(61,029)
MIND Technology, Inc. (a)	500	(4,395)
Murphy Oil Corp. (b)	7,691	(240,344)
NextNRG, Inc. (a)	3,900	(5,655)
Nine Energy Service, Inc. (a)	961	(332)
Noble Corp. PLC	9,848	(278,108)
Northern Oil & Gas, Inc.	9,600	(206,112)
Occidental Petroleum Corp. (b)	12,034	(494,838)
Oceaneering International, Inc. (a)	2,700	(64,881)
ONEOK, Inc. (b)	8,157	(599,539)
Patterson-UTI Energy, Inc. (b)	47,675	(291,294)
Permian Resources Corp. (b)	4,922	(69,056)
Prairie Operating Co. (a)	4,800	(8,112)
ProFrac Holding Corp. (a)	21	(82)
Range Resources Corp. (b)	5,740	(202,392)
Sable Offshore Corp. (a)	1,900	(17,138)
SEACOR Marine Holdings, Inc. (a)	2,000	(12,040)
Select Water Solutions, Inc.	3,400	(35,768)
Shell PLC, ADR	200	(14,696)
SLB Ltd.	100	(3,838)
Sunococorp LLC (a)	97	(4,780)
Targa Resources Corp.	6,300	(1,162,350)
Teekay Tankers Ltd.	37	(1,977)

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2025 (Unaudited)

Security Description	Shares	Value
TETRA Technologies, Inc. (a)	7,900	$(74,023)
Tidewater, Inc. (a)	4,300	(217,193)
Uranium Royalty Corp. (a)	12,700	(44,958)
VAALCO Energy, Inc.	5,341	(19,441)
Valaris Ltd. (a)	19,700	(992,880)
Valero Energy Corp. (b)	7,342	(1,195,204)
Viper Energy, Inc.	3	(116)
WaterBridge Infrastructure LLC (a)	100	(2,001)
Weatherford International PLC	4,400	(344,344)

		(22,427,718)

Financial Services — 0.0%
PennantPark Floating Rate Capital Ltd.	900	(8,343)

Food & Staples Retailing — (0.4)%
BBB Foods, Inc. (a)	3,200	(106,848)
BJ’s Wholesale Club Holdings, Inc. (a),(b)	5,049	(454,561)
Casey’s General Stores, Inc.	2,460	(1,359,667)
Costco Wholesale Corp. (b)	412	(355,284)
Grocery Outlet Holding Corp. (a)	700	(7,070)
Mangoceuticals, Inc. (a)	1,100	(814)
Maplebear, Inc. (a),(b)	2,599	(116,903)
Performance Food Group Co. (a)	20,200	(1,816,384)
PriceSmart, Inc.	299	(36,678)
Sysco Corp.	26,900	(1,982,261)
Target Corp. (b)	14,832	(1,449,828)
United Natural Foods, Inc. (a)	1,100	(37,037)
Walmart, Inc. (b)	1,653	(184,161)

		(7,907,496)

Food, Beverage & Tobacco — (0.2)%
Above Food Ingredients, Inc. (a)	200	(326)
Altria Group, Inc. (b)	35,216	(2,030,555)
Beyond Meat, Inc. (a)	78,300	(64,206)
BRC, Inc. (a)	4,700	(5,217)
Bunge Global SA	9,200	(819,536)
Cal-Maine Foods, Inc.	1,700	(135,269)
CIMG, Inc. (a)	19	(21)
Coca-Cola Co.	9,700	(678,127)
Constellation Brands, Inc.	3,900	(538,044)
Edible Garden AG, Inc. (a)	416	(253)
Freshpet, Inc. (a)	300	(18,279)
Ispire Technology, Inc. (a)	1,500	(4,200)
Keurig Dr. Pepper, Inc.	799	(22,380)
Kraft Heinz Co.	26,100	(632,925)
Lamb Weston Holdings, Inc.	2,999	(125,628)
Mondelez International, Inc., Class A	62,000	(3,337,460)
Oatly Group AB, ADR (a)	25	(267)
Oriental Rise Holdings Ltd. (a)	340	(507)
Philip Morris International, Inc. (b)	4,718	(756,767)
Primo Brands Corp.	8,900	(145,515)
Sow Good, Inc. (a)	3,400	(1,170)
Tyson Foods, Inc. (b)	5,612	(328,975)

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2025 (Unaudited)

Security Description	Shares	Value
Westrock Coffee Co. (a)	2,100	$(8,547)

		(9,654,174)
Health Care Equipment & Services — (0.8)%
Abbott Laboratories	1,800	(225,522)
AdaptHealth Corp. (a)	1,500	(14,940)
Alignment Healthcare, Inc. (a)	1,000	(19,750)
Anteris Technologies Global Corp. (a)	500	(2,495)
Avinger, Inc. (a),(e)	266	(126)
Axe Compute, Inc. (a)	1	(7)
Becton Dickinson & Co.	1,400	(271,698)
Bullfrog AI Holdings, Inc. (a)	700	(618)
Butterfly Network, Inc. (a)	200	(760)
Cencora, Inc. (b)	2	(675)
Centene Corp. (a),(b)	1	(41)
Claritev Corp. (a)	605	(25,864)
Clover Health Investments Corp. (a)	30,600	(71,910)
Concentra Group Holdings Parent, Inc.	400	(7,872)
Cooper Cos., Inc. (a)	4,300	(352,428)
CVS Health Corp.	166,900	(13,245,184)
Dentsply Sirona, Inc.	8,400	(96,012)
Ekso Bionics Holdings, Inc. (a)	1,100	(9,504)
Elevance Health, Inc.	2,280	(799,254)
Embecta Corp.	1,100	(13,068)
Enovis Corp. (a)	14,600	(388,944)
Envista Holdings Corp. (a)	34,600	(751,166)
GE HealthCare Technologies, Inc.	48,600	(3,986,172)
GeneDx Holdings Corp. (a)	2,900	(377,174)
Haemonetics Corp. (a)	3,600	(288,540)
HCA Healthcare, Inc. (b)	4,508	(2,104,605)
HealthEquity, Inc. (a)	8,400	(769,524)
HeartFlow, Inc. (a)	300	(8,745)
Hims & Hers Health, Inc. (a)	72,300	(2,347,581)
Humana, Inc.	80	(20,490)
Hyperfine, Inc. (a)	13,700	(13,416)
ICU Medical, Inc. (a)	3,000	(428,010)
IDEXX Laboratories, Inc. (a)	6,700	(4,532,751)
Intelligent Bio Solutions, Inc. (a)	130	(1,239)
INVO Fertility, Inc. (a)	4	(3)
Joint Corp. (a)	1,800	(15,696)
Kestra Medical Technologies Ltd. (a)	100	(2,652)
Kindly MD, Inc. (a)	47,600	(16,712)
LifeMD, Inc. (a)	300	(1,023)
Lucid Diagnostics, Inc. (a)	4,100	(4,469)
Masimo Corp. (a)	8,500	(1,105,510)
McKesson Corp.	1,200	(984,348)
Microbot Medical, Inc. (a)	100	(200)
Myomo, Inc. (a)	900	(819)
Neogen Corp. (a)	22,800	(159,372)
Neuraxis, Inc. (a)	600	(2,724)
Nutex Health, Inc. (a)	700	(115,234)
Option Care Health, Inc. (a)	2,000	(63,720)

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2025 (Unaudited)

Security Description	Shares	Value
OraSure Technologies, Inc. (a)	600	$(1,452)
Orchestra BioMed Holdings, Inc. (a)	38	(158)
Orthofix Medical, Inc. (a)	194	(2,941)
OrthoPediatrics Corp. (a)	200	(3,552)
Outset Medical, Inc. (a)	34	(126)
PDL BioPharma, Inc. (a),(e)	4,500	(11,115)
Pediatrix Medical Group, Inc. (a)	1,100	(23,529)
Phreesia, Inc. (a)	700	(11,844)
Privia Health Group, Inc. (a)	1,700	(40,307)
Progyny, Inc. (a)	1,100	(28,248)
Pulmonx Corp. (a)	500	(1,105)
Pulse Biosciences, Inc. (a)	114	(1,565)
QuidelOrtho Corp. (a)	7,556	(215,799)
RadNet, Inc. (a)	2,925	(208,699)
ResMed, Inc. (b)	3,422	(824,257)
Rockwell Medical, Inc. (a)	3,936	(3,281)
Sanara Medtech, Inc. (a)	100	(2,335)
Semler Scientific, Inc. (a)	5,000	(76,450)
Senseonics Holdings, Inc. (a)	5,560	(30,691)
Spectral AI, Inc. (a)	2,100	(2,982)
Strata Critical Medical, Inc. (a)	4,800	(23,088)
Streamex Corp. (a)	1,200	(3,636)
Surgery Partners, Inc. (a)	7,700	(118,965)
Tela Bio, Inc. (a)	2,100	(2,478)
Teleflex, Inc.	2,600	(317,304)
Tenon Medical, Inc. (a)	49	(47)
Tivic Health Systems, Inc. (a)	25	(36)
Treace Medical Concepts, Inc. (a)	300	(735)
Zimmer Biomet Holdings, Inc.	1,100	(98,912)

		(35,704,204)

Household & Personal Products — (0.2)%
Beauty Health Co. (a)	11,100	(15,429)
Bonk, Inc. (a)	1,042	(2,688)
Church & Dwight Co., Inc. (b)	346	(29,012)
Clorox Co. (b)	306	(30,854)
Colgate-Palmolive Co. (b)	490	(38,720)
elf Beauty, Inc. (a)	200	(15,208)
Flora Growth Corp. (a)	35	(219)
Honest Co., Inc. (a)	5,300	(13,674)
Kenvue, Inc.	488,200	(8,421,450)
Procter & Gamble Co. (b)	1,118	(160,221)

		(8,727,475)

Insurance — 0.0%
Abacus Global Management, Inc.	600	(5,130)
Accelerant Holdings (a)	900	(14,715)
Aegon Ltd.	19,100	(147,261)
American International Group, Inc.	6,400	(547,520)
Aon PLC, Class A	120	(42,346)
Arthur J Gallagher & Co.	360	(93,164)
Baldwin Insurance Group, Inc. (a)	6,700	(161,001)
Brighthouse Financial, Inc. (a)	1,700	(110,143)

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2025 (Unaudited)

Security Description	Shares	Value
Brown & Brown, Inc.	2,000	$(159,400)
Everest Group Ltd.	80	(27,148)
F&G Annuities & Life, Inc. (b)	143	(4,412)
Fidelity National Financial, Inc. (b)	2,408	(131,453)
First American Financial Corp. (b)	2,090	(128,410)
Hippo Holdings, Inc. (a)	24	(722)
Lincoln National Corp.	2,700	(120,231)
Loews Corp.	100	(10,531)
Markel Group, Inc. (a)	200	(429,930)
Old Republic International Corp. (b)	2,461	(112,320)
Oscar Health, Inc. (a),(b)	8	(115)
Root, Inc. (a)	1,817	(131,242)
Ryan Specialty Holdings, Inc.	3,000	(154,890)
Selectquote, Inc. (a)	3,400	(4,794)
Slide Insurance Holdings, Inc. (a)	400	(7,792)
Willis Towers Watson PLC	2,880	(946,368)

		(3,491,038)

Materials — (0.4)%
Alcoa Corp.	47,300	(2,513,522)
Amcor PLC	72,600	(605,484)
Amrize Ltd. (a),(b)	523	(28,284)
Arq, Inc. (a)	1,200	(3,924)
ASP Isotopes, Inc. (a)	5,900	(31,565)
Avery Dennison Corp.	200	(36,376)
Avient Corp. (b)	394	(12,309)
Avino Silver & Gold Mines Ltd. (a)	100	(621)
Axalta Coating Systems Ltd. (a)	100	(3,231)
Century Aluminum Co. (a)	8,200	(321,276)
Commercial Metals Co.	2,100	(145,362)
Contango ORE, Inc. (a)	100	(2,641)
Corteva, Inc. (b)	482	(32,308)
CRH PLC	14,800	(1,847,040)
Dow, Inc. (b)	2,274	(53,166)
Eastman Chemical Co. (b)	404	(25,787)
Ecolab, Inc. (b)	39	(10,238)
Element Solutions, Inc. (b)	4,529	(113,180)
Ferroglobe PLC	4,500	(20,880)
First Majestic Silver Corp.	120	(1,999)
Flotek Industries, Inc. (a)	200	(3,446)
Hawkins, Inc.	600	(85,236)
Hecla Mining Co.	40	(768)
Hycroft Mining Holding Corp. (a)	2,160	(51,343)
Ingevity Corp. (a)	1,300	(76,934)
Inno Holdings, Inc. (a)	400	(456)
International Flavors & Fragrances, Inc.	25,700	(1,731,923)
International Paper Co.	11,700	(460,863)
Ivanhoe Electric, Inc. (a)	5,900	(94,282)
James Hardie Industries PLC (a)	22	(456)
Kaiser Aluminum Corp.	500	(57,430)
Kinross Gold Corp.	13,000	(366,080)
LyondellBasell Industries NV (b)	1,392	(60,274)

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2025 (Unaudited)

Security Description	Shares	Value
Martin Marietta Materials, Inc. (b)	123	$(76,587)
Materion Corp.	100	(12,432)
Methanex Corp.	1,300	(51,636)
Mosaic Co.	1,300	(31,317)
Newmont Corp.	300	(29,955)
NioCorp Developments Ltd. (a)	5,076	(26,903)
Nucor Corp.	1,200	(195,732)
Olin Corp. (b)	905	(18,851)
Perpetua Resources Corp. (a)	6,200	(150,102)
PPG Industries, Inc. (b)	216	(22,131)
PureCycle Technologies, Inc. (a)	19,800	(170,082)
Quaker Chemical Corp.	300	(41,193)
Ranpak Holdings Corp. (a)	800	(4,328)
Sealed Air Corp.	600	(24,858)
Smurfit WestRock PLC	57,500	(2,223,525)
Standard Lithium Ltd. (a)	20,700	(92,529)
Steel Dynamics, Inc.	3,800	(643,910)
Ternium SA, ADR	100	(3,819)
TMC the metals Co., Inc. (a)	34,000	(209,780)
Trilogy Metals, Inc. (a)	1,600	(6,896)
Trinseo PLC	500	(249)
U.S. Gold Corp. (a)	200	(3,882)
USA Rare Earth, Inc. (a)	45,900	(546,210)
Vizsla Silver Corp. (a)	1,000	(5,470)
Vulcan Materials Co. (b)	212	(60,467)
Warrior Met Coal, Inc.	3,500	(308,595)

		(13,760,123)

Media & Entertainment — (0.8)%
Angel Studios, Inc. (a)	1,300	(6,071)
Angi, Inc. (a)	2,110	(27,282)
BuzzFeed, Inc. (a)	177	(165)
Cable One, Inc.	300	(33,855)
Charter Communications, Inc. (a)	8,920	(1,862,050)
Cinemark Holdings, Inc.	100	(2,324)
EchoStar Corp. (a)	7,058	(767,205)
Emerald Holding, Inc.	200	(894)
GameSquare Holdings, Inc. (a)	22,400	(8,624)
Ibotta, Inc. (a)	400	(9,092)
John Wiley & Sons, Inc.	700	(21,441)
Liberty Broadband Corp. (a)	26,800	(1,302,480)
Liberty Media Corp.-Liberty Formula One (a)	500	(44,690)
Lionsgate Studios Corp. (a)	8,508	(77,678)
Live Nation Entertainment, Inc. (a),(b)	12,266	(1,747,905)
Magnite, Inc. (a)	200	(3,246)
Match Group, Inc.	57,600	(1,859,904)
Mega Matrix, Inc. (a)	800	(728)
National CineMedia, Inc.	10,960	(42,634)
Newsmax, Inc. (a)	1,100	(8,503)
Nexstar Media Group, Inc.	911	(184,979)
NIQ Global Intelligence PLC (a)	1,300	(21,437)
Omnicom Group, Inc. (b)	13,224	(1,067,838)

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2025 (Unaudited)

Security Description	Shares	Value
Optimum Communications, Inc. (a)	18,400	$(30,360)
PSQ Holdings, Inc. (a)	14,100	(14,523)
Roku, Inc. (a),(b)	1,789	(194,089)
Scholastic Corp.	200	(5,926)
Sinclair, Inc.	1,200	(18,360)
Society Pass, Inc. (a)	100	(380)
Stagwell, Inc. (a)	100	(489)
Stubhub Holdings, Inc. (a)	900	(12,177)
TEGNA, Inc.	7,600	(147,516)
TKO Group Holdings, Inc.	800	(167,200)
Trade Desk, Inc., Class A (a),(b)	9,084	(344,829)
TripAdvisor, Inc. (a)	3,500	(50,960)
Vivid Seats, Inc. (a)	30	(216)
Warner Bros Discovery, Inc. (a)	465,974	(13,429,371)
Yelp, Inc. (a)	600	(18,234)

		(23,535,655)

Pharmaceuticals, Biotechnology & Life Sciences — (1.4)%
AbbVie, Inc. (b)	2,823	(645,027)
Abeona Therapeutics, Inc. (a)	1,228	(6,472)
ABVC BioPharma, Inc. (a)	100	(213)
Aceragen, Inc. (a),(e)	735	(283)
Adial Pharmaceuticals, Inc. (a)	32	(7)
Aligos Therapeutics, Inc. (a)	900	(8,388)
Alzamend Neuro, Inc. (a)	100	(182)
Applied Therapeutics, Inc. (a)	15,300	(1,530)
Arbutus Biopharma Corp. (a)	8,900	(42,809)
Arcellx, Inc. (a)	4,200	(273,840)
Arcus Biosciences, Inc. (a)	1,600	(38,128)
Arrowhead Pharmaceuticals, Inc. (a)	400	(26,556)
ARS Pharmaceuticals, Inc. (a)	500	(5,825)
Astria Therapeutics, Inc. (a)	100	(1,309)
Atara Biotherapeutics, Inc. (a)	1,764	(31,911)
Athira Pharma, Inc. (a)	140	(1,060)
Aura Biosciences, Inc. (a)	400	(2,180)
Aurora Cannabis, Inc. (a)	2,600	(10,972)
Avantor, Inc. (a)	48,300	(553,518)
Avita Medical, Inc. (a)	300	(1,035)
Azenta, Inc. (a)	400	(13,304)
Azitra, Inc. (a)	15	(4)
BioAtla, Inc. (a)	400	(227)
BioMarin Pharmaceutical, Inc. (a)	1,900	(112,917)
Bio-Rad Laboratories, Inc. (a)	580	(175,734)
Bio-Techne Corp.	15,100	(888,031)
Bioxcel Therapeutics, Inc. (a)	18	(29)
Black Diamond Therapeutics, Inc. (a)	12,600	(30,618)
Bristol-Myers Squibb Co. (b)	734	(39,592)
Calidi Biotherapeutics, Inc. (a)	16	(19)
Candel Therapeutics, Inc. (a)	1,300	(7,345)
Canopy Growth Corp. (a)	112,880	(128,683)
Capricor Therapeutics, Inc. (a)	800	(23,088)
Cardio Diagnostics Holdings, Inc. (a)	15	(41)

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2025 (Unaudited)

Security Description	Shares	Value
Caris Life Sciences, Inc. (a)	300	$(8,094)
CASI Pharmaceuticals Holdings, Inc. (a)	47	(40)
Catalyst Pharmaceuticals, Inc. (a)	34,200	(798,228)
cbdMD, Inc. (a)	30	(40)
Centessa Pharmaceuticals PLC, ADR (a)	6,400	(160,064)
Charles River Laboratories International, Inc. (a)	2,200	(438,856)
Cingulate, Inc. (a)	2,100	(9,114)
Clene, Inc. (a)	100	(587)
CNS Pharmaceuticals, Inc. (a)	149	(782)
Coeptis Therapeutics Holdings, Inc. (a)	100	(1,425)
Cognition Therapeutics, Inc. (a)	29,100	(39,285)
Compass Therapeutics, Inc. (a)	4,300	(23,091)
Corbus Pharmaceuticals Holdings, Inc. (a)	900	(7,326)
CorMedix, Inc. (a)	500	(5,815)
Crinetics Pharmaceuticals, Inc. (a)	400	(18,620)
Cybin, Inc. (a)	1,200	(9,816)
Danaher Corp.	13,400	(3,067,528)
Dermata Therapeutics, Inc. (a)	300	(696)
Dyne Therapeutics, Inc. (a)	100	(1,956)
Edgewise Therapeutics, Inc. (a)	1,200	(29,778)
Elanco Animal Health, Inc. (a)	88,900	(2,011,807)
Eledon Pharmaceuticals, Inc. (a)	5,800	(8,758)
Eli Lilly & Co.	600	(644,808)
Elicio Operating Co., Inc. (a)	100	(796)
Enliven Therapeutics, Inc. (a)	1,800	(27,720)
Erasca, Inc. (a)	1,500	(5,580)
Ethzilla Corp. (a)	4,526	(22,177)
Exact Sciences Corp. (a)	3,700	(375,772)
Fibrobiologics, Inc. (a)	1,900	(427)
Foghorn Therapeutics, Inc. (a)	400	(2,160)
Fortrea Holdings, Inc. (a)	2,100	(36,225)
Gain Therapeutics, Inc. (a)	1,700	(5,474)
Genelux Corp. (a)	300	(1,308)
Gilead Sciences, Inc. (b)	61,724	(7,576,004)
Ginkgo Bioworks Holdings, Inc. (a)	88	(731)
GRI Bio, Inc. (a)	35	(9)
GSK PLC, ADR (b)	735	(36,044)
Gyre Therapeutics, Inc. (a)	400	(2,824)
Haleon PLC, ADR	296,900	(3,001,659)
Harrow, Inc. (a)	3,300	(161,700)
Hoth Therapeutics, Inc. (a)	100	(99)
ICON PLC (a)	16,200	(2,951,964)
Ideaya Biosciences, Inc. (a)	100	(3,457)
Illumina, Inc. (a)	2,700	(354,132)
Immix Biopharma, Inc. (a)	100	(523)
Immunome, Inc. (a)	2,400	(51,552)
Immunovant, Inc. (a)	100	(2,542)
Incannex Healthcare, Inc. (a)	70,600	(25,275)
Incyte Corp. (a)	3,900	(385,203)
Inhibikase Therapeutics, Inc. (a)	100	(205)
Inhibrx Biosciences, Inc. (a)	200	(15,800)
Instil Bio, Inc. (a)	900	(9,900)

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2025 (Unaudited)

Security Description	Shares	Value
IQVIA Holdings, Inc. (a)	8,200	$(1,848,362)
Iterum Therapeutics PLC (a)	10,413	(3,488)
Jaguar Health, Inc. (a)	19	(18)
Jasper Therapeutics, Inc. (a)	1,000	(1,830)
Jazz Pharmaceuticals PLC (a)	200	(34,000)
Johnson & Johnson (b)	2	(414)
Journey Medical Corp. (a)	200	(1,542)
Jupiter Neurosciences, Inc. (a)	300	(306)
KalVista Pharmaceuticals, Inc. (a)	800	(12,920)
Krystal Biotech, Inc. (a)	2,000	(493,080)
Lexaria Bioscience Corp. (a)	900	(555)
Lineage Cell Therapeutics, Inc. (a)	100	(167)
Lyra Therapeutics, Inc. (a)	70	(216)
Madrigal Pharmaceuticals, Inc. (a)	7,300	(4,251,082)
MAIA Biotechnology, Inc. (a)	400	(612)
Medicus Pharma Ltd. (a)	100	(153)
MeiraGTx Holdings PLC (a)	4,300	(34,185)
Merck & Co., Inc.	600	(63,156)
Mettler-Toledo International, Inc. (a)	2,200	(3,067,218)
Mind Medicine MindMed, Inc. (a)	6	(80)
Monte Rosa Therapeutics, Inc. (a)	100	(1,568)
NeuBase Therapeutics, Inc. (a),(e)	49	(18)
Neurogene, Inc. (a)	300	(6,180)
Novartis AG, ADR	12,700	(1,750,949)
NRX Therapeutics, Inc. (a)	711	(1,927)
Nurix Therapeutics, Inc. (a)	800	(15,176)
Nutriband, Inc. (a)	300	(1,362)
Onconetix, Inc. (a)	25	(39)
OS Therapies, Inc. (a)	200	(280)
Outlook Therapeutics, Inc. (a)	210	(332)
Palisade Bio, Inc. (a)	8,100	(19,035)
PDS Biotechnology Corp. (a)	2,400	(1,848)
Pfizer, Inc. (b)	13,003	(323,775)
Phathom Pharmaceuticals, Inc. (a)	2,500	(41,475)
Praxis Precision Medicines, Inc. (a)	860	(253,476)
Precigen, Inc. (a)	13,600	(56,848)
Prestige Consumer Healthcare, Inc. (a)	11,600	(715,604)
ProMIS Neurosciences, Inc. (a)	4	(29)
Protagonist Therapeutics, Inc. (a)	20,600	(1,799,204)
Protalix BioTherapeutics, Inc. (a)	1,500	(2,700)
Protara Therapeutics, Inc. (a)	1,500	(7,995)
Qiagen NV	18,300	(822,951)
Repligen Corp. (a)	5,700	(934,002)
Revvity, Inc.	3,200	(309,600)
Rezolute, Inc. (a)	7,300	(17,228)
Rhythm Pharmaceuticals, Inc. (a)	6,100	(652,944)
Rigel Pharmaceuticals, Inc. (a)	10	(428)
Roivant Sciences Ltd. (a)	31,400	(681,380)
Sagimet Biosciences, Inc. (a)	2,400	(14,208)
Savara, Inc. (a)	200	(1,206)
Senti Biosciences, Inc. (a)	100	(104)
Sera Prognostics, Inc. (a)	629	(1,856)

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2025 (Unaudited)

Security Description	Shares	Value
Seres Therapeutics, Inc. (a)	45	$(670)
Sionna Therapeutics, Inc. (a)	100	(4,114)
SNDL, Inc. (a)	14,740	(24,468)
Soleno Therapeutics, Inc. (a)	6,200	(287,060)
Solid Biosciences, Inc. (a)	3,027	(17,072)
Spyre Therapeutics, Inc. (a)	3,448	(112,956)
Standard BioTools, Inc. (a)	14,300	(18,304)
Stoke Therapeutics, Inc. (a)	1,200	(38,088)
Structure Therapeutics, Inc., ADR (a)	100	(6,955)
Summit Therapeutics, Inc. (a)	30,000	(524,700)
Tectonic Therapeutic, Inc. (a)	50	(1,043)
Tempest Therapeutics, Inc. (a)	527	(1,512)
Terns Pharmaceuticals, Inc. (a)	1,900	(76,760)
Tharimmune, Inc. (a)	200	(606)
Thermo Fisher Scientific, Inc. (b)	13,904	(8,056,673)
Tilray Brands, Inc. (a)	37,032	(334,399)
Tonix Pharmaceuticals Holding Corp. (a)	35	(547)
Traws Pharma, Inc. (a)	200	(226)
Trevi Therapeutics, Inc. (a)	10,300	(128,956)
TuHURA Biosciences, Inc. (a)	6,800	(5,146)
Twist Bioscience Corp. (a)	100	(3,172)
Unicycive Therapeutics, Inc. (a)	1,000	(5,770)
United Therapeutics Corp. (a)	180	(87,705)
Upstream Bio, Inc. (a)	2,000	(54,300)
Vaxcyte, Inc. (a)	16,400	(756,696)
Vera Therapeutics, Inc. (a)	100	(5,064)
Veracyte, Inc. (a)	2,900	(122,090)
Veru, Inc. (a)	2,182	(4,669)
Viatris, Inc.	11,900	(148,155)
Vor BioPharma, Inc. (a)	3,200	(41,856)
Waters Corp. (a)	7,460	(2,833,532)
X4 Pharmaceuticals, Inc. (a)	50	(200)
Zevra Therapeutics, Inc. (a)	600	(5,376)
Zoetis, Inc.	100	(12,582)

		(57,385,186)

Real Estate — (0.2)%
Alexander & Baldwin, Inc.	100	(2,064)
American Tower Corp. (b)	3	(527)
Americold Realty Trust, Inc.	100	(1,286)
Apartment Investment & Management Co. (a)	200	(1,188)
Braemar Hotels & Resorts, Inc.	3,000	(8,610)
Centerspace	100	(6,672)
Crown Castle, Inc. (b)	4,407	(391,650)
Digital Realty Trust, Inc. (b)	3	(464)
Elme Communities (a)	300	(5,220)
Essex Property Trust, Inc.	20	(5,234)
Extra Space Storage, Inc.	10,000	(1,302,200)
Gaming & Leisure Properties, Inc.	100	(4,469)
Generation Income Properties, Inc. (a)	400	(253)
Healthpeak Properties, Inc.	27	(434)
Host Hotels & Resorts, Inc.	29,700	(526,581)

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2025 (Unaudited)

Security Description	Shares	Value
Hudson Pacific Properties, Inc. (a)	472	$(5,112)
Innovative Industrial Properties, Inc.	1,100	(52,096)
Invitation Homes, Inc.	99	(2,751)
Iron Mountain, Inc. (b)	292	(24,221)
Kimco Realty Corp.	4,900	(99,323)
LXP Industrial Trust	13,077	(648,358)
Macerich Co.	12,500	(230,750)
NexPoint Diversified Real Estate Trust	702	(2,689)
Outfront Media, Inc.	27,296	(657,834)
Peakstone Realty Trust	800	(11,480)
PotlatchDeltic Corp.	21	(835)
Public Storage	120	(31,140)
Realty Income Corp.	24,748	(1,395,045)
Regency Centers Corp.	2,000	(138,060)
Rexford Industrial Realty, Inc.	8,800	(340,736)
Ryman Hospitality Properties, Inc.	10,800	(1,021,896)
Service Properties Trust	300	(552)
SL Green Realty Corp.	2,851	(130,775)
Smartstop Self Storage REIT, Inc.	1,200	(37,128)
Sun Communities, Inc.	5,800	(718,678)
UDR, Inc.	12,600	(462,168)
Vornado Realty Trust	3,000	(99,840)
WP Carey, Inc. (b)	839	(53,998)

		(8,422,317)

Real Estate Management & Development — (0.1)%
Anywhere Real Estate, Inc. (a)	1,400	(19,824)
CBRE Group, Inc. (a)	8,900	(1,431,031)
Colliers International Group, Inc.	800	(117,608)
CoStar Group, Inc. (a)	8,619	(579,542)
Cushman & Wakefield Ltd. (a)	8,000	(129,520)
La Rosa Holdings Corp. (a)	26	(16)
Real Brokerage, Inc. (a)	1,900	(6,935)
RenX Enterprises Corp. (a)	5	(1)
Seaport Entertainment Group, Inc. (a)	500	(9,885)

		(2,294,362)

Retailing — (0.6)%
Abercrombie & Fitch Co. (a)	100	(12,587)
Academy Sports & Outdoors, Inc.	3,100	(154,876)
Advance Auto Parts, Inc.	200	(7,860)
Asbury Automotive Group, Inc. (a)	1,000	(232,530)
BARK, Inc. (a)	1,500	(904)
Barnes & Noble Education, Inc. (a)	4,235	(38,920)
Best Buy Co., Inc. (b)	2,789	(186,668)
Boot Barn Holdings, Inc. (a)	8,400	(1,482,348)
Build-A-Bear Workshop, Inc.	200	(12,254)
Burlington Stores, Inc. (a)	8,980	(2,593,873)
CarParts.com, Inc. (a)	800	(400)
Carvana Co. (a),(b)	182	(76,808)
Dick’s Sporting Goods, Inc.	102	(20,193)
eBay, Inc. (b)	12,054	(1,049,903)
Etsy, Inc. (a),(b)	838	(46,459)

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2025 (Unaudited)

Security Description	Shares	Value
Express, Inc. (a)	0	$(3)
Floor & Decor Holdings, Inc. (a)	700	(42,623)
Genuine Parts Co.	11,200	(1,377,152)
GigaCloud Technology, Inc. (a)	9,400	(369,232)
Home Depot, Inc.	5,419	(1,864,678)
Hour Loop, Inc. (a)	6	(11)
Lands’ End, Inc. (a)	400	(5,808)
LKQ Corp.	17,600	(531,520)
National Vision Holdings, Inc. (a)	9,600	(247,872)
Ollie’s Bargain Outlet Holdings, Inc. (a)	100	(10,961)
OneWater Marine, Inc. (a)	200	(2,164)
PetMed Express, Inc. (a)	1,800	(5,760)
Pool Corp. (b)	5,383	(1,231,361)
Revolve Group, Inc. (a)	3,100	(93,589)
RideNow Group, Inc. (a)	249	(1,374)
Savers Value Village, Inc. (a)	300	(2,802)
Signet Jewelers Ltd.	11,900	(986,272)
Tractor Supply Co. (b)	1,838	(91,918)
Ulta Beauty, Inc. (a)	14,560	(8,808,946)
Urban Outfitters, Inc. (a),(b)	1,056	(79,475)
Valvoline, Inc. (a)	2,800	(81,368)
Victoria’s Secret & Co. (a)	6,900	(373,773)
Warby Parker, Inc. (a)	200	(4,358)
Williams-Sonoma, Inc.	3,700	(660,783)

		(22,790,386)

Semiconductors & Semiconductor Equipment — (0.5)%
Aeluma, Inc. (a)	200	(3,434)
Ambarella, Inc. (a)	1,100	(77,924)
Analog Devices, Inc.	2,800	(759,360)
Ascent Solar Technologies, Inc. (a)	1	(4)
Astera Labs, Inc. (a),(b)	272	(45,250)
Blaize Holdings, Inc. (a)	1,300	(2,535)
Broadcom, Inc.	11,700	(4,049,370)
Credo Technology Group Holding Ltd. (a),(b)	64	(9,209)
Datavault AI, Inc. (a)	54,300	(35,409)
Enphase Energy, Inc. (a),(b)	3,231	(103,554)
Entegris, Inc. (b)	5,816	(489,998)
First Solar, Inc. (a)	12,900	(3,369,867)
FormFactor, Inc. (a)	200	(11,156)
GLOBALFOUNDRIES, Inc. (a),(b)	181	(6,321)
GSI Technology, Inc. (a)	300	(1,863)
Impinj, Inc. (a)	700	(121,807)
KLA Corp.	60	(72,905)
Kopin Corp. (a)	5,600	(13,104)
MACOM Technology Solutions Holdings, Inc. (a)	400	(68,512)
Marvell Technology, Inc.	1,600	(135,968)
Microchip Technology, Inc. (b)	559	(35,619)
Micron Technology, Inc. (b)	4,701	(1,341,712)
MKS, Inc.	1,400	(223,720)
Mobix Labs, Inc. (a)	7,800	(2,085)
Monolithic Power Systems, Inc. (b)	5,648	(5,119,121)

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2025 (Unaudited)

Security Description	Shares	Value
Navitas Semiconductor Corp. (a)	4,700	$(33,558)
Photronics, Inc. (a)	200	(6,400)
Pixelworks, Inc. (a)	200	(1,272)
QUALCOMM, Inc. (b)	1,388	(237,417)
Rigetti Computing, Inc. (a)	12,500	(276,875)
Semtech Corp. (a)	800	(58,952)
SiTime Corp. (a)	400	(141,276)
SkyWater Technology, Inc. (a)	200	(3,632)
Teradyne, Inc. (b)	8	(1,548)
Texas Instruments, Inc. (b)	496	(86,051)

		(16,946,788)

Software & Services — (1.7)%
Accenture PLC, Class A (b)	4,598	(1,233,643)
Aduro Clean Technologies, Inc. (a)	100	(1,036)
Airship AI Holdings, Inc. (a)	160	(462)
Akamai Technologies, Inc. (a),(b)	1,042	(90,914)
Alkami Technology, Inc. (a)	1,200	(27,684)
Alpha Modus Holdings, Inc. (a)	100	(46)
Applied Digital Corp. (a)	33,600	(823,872)
AppLovin Corp., Class A (a)	19,220	(12,950,820)
Auddia, Inc. (a)	23	(22)
Aurora Innovation, Inc. (a)	2,800	(10,752)
Banzai International, Inc. (a)	2,600	(2,511)
BigBear.ai Holdings, Inc. (a)	91,107	(491,978)
Bio-key International, Inc. (a)	9	(5)
Bit Digital, Inc. (a)	12,400	(23,436)
Bitdeer Technologies Group (a)	1,600	(17,936)
BitMine Immersion Technologies, Inc.	90,300	(2,451,645)
BlackBerry Ltd. (a)	2,500	(9,475)
BlackLine, Inc. (a),(b)	416	(23,001)
Brand Engagement Network, Inc. (a)	100	(232)
Braze, Inc. (a)	14,100	(483,489)
Cadence Design Systems, Inc. (a),(b)	183	(57,202)
Castellum, Inc. (a)	6,600	(5,961)
CCC Intelligent Solutions Holdings, Inc. (a)	11,000	(87,450)
Cleanspark, Inc. (a)	4,300	(43,516)
Clearwater Analytics Holdings, Inc. (a)	95,000	(2,291,400)
Cloudflare, Inc. (a),(b)	191	(37,656)
Cognizant Technology Solutions Corp.	5,700	(473,100)
Confluent, Inc. (a),(b)	21,945	(663,617)
CoreWeave, Inc. (a),(b)	70,312	(5,035,042)
Crowdstrike Holdings, Inc. (a),(b)	92	(43,126)
CXApp, Inc. (a)	5,600	(1,859)
CyberArk Software Ltd. (a)	20	(8,921)
CYNGN, Inc. (a)	1,000	(2,380)
Datacentrex, Inc. (a)	900	(2,475)
Datadog, Inc. (a),(b)	632	(85,946)
Digi Power X, Inc. (a)	3,100	(7,905)
Digimarc Corp. (a)	700	(4,592)
DigitalOcean Holdings, Inc. (a)	400	(19,248)
D-Wave Quantum, Inc. (a)	79,400	(2,076,310)

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2025 (Unaudited)

Security Description	Shares	Value
Dynatrace, Inc. (a),(b)	1,617	$(70,081)
Elastic NV (a),(b)	924	(69,707)
Fortinet, Inc. (a),(b)	3	(238)
Gartner, Inc. (a),(b)	3,195	(806,035)
Gen Digital, Inc.	4,400	(119,636)
Gitlab, Inc., Class A (a),(b)	1,985	(74,497)
Greenidge Generation Holdings, Inc. (a)	230	(340)
HubSpot, Inc. (a),(b)	259	(103,937)
Hut 8 Corp. (a)	20,200	(927,988)
I3 Verticals, Inc. (a)	1,700	(42,823)
Intapp, Inc. (a)	800	(36,656)
International Business Machines Corp.	10,540	(3,122,053)
Kyndryl Holdings, Inc. (a)	100	(2,656)
Life360, Inc. (a)	2,900	(186,006)
Lightspeed Commerce, Inc. (a)	300	(3,624)
MARA Holdings, Inc. (a)	311	(2,793)
MicroAlgo, Inc. (a)	1,363	(6,024)
MicroCloud Hologram, Inc. (a)	167	(441)
NCR Voyix Corp. (a)	800	(8,160)
Netskope, Inc. (a)	800	(14,032)
NextNav, Inc. (a)	300	(4,992)
Onestream, Inc. (a)	7,800	(143,364)
Open Text Corp.	200	(6,516)
Oracle Corp. (b)	30,186	(5,883,553)
PAR Technology Corp. (a)	600	(21,768)
Phunware, Inc. (a)	2,855	(5,282)
Procore Technologies, Inc. (a)	20,300	(1,476,622)
reAlpha Tech Corp. (a)	1,900	(793)
Rekor Systems, Inc. (a)	3,400	(4,692)
Rezolve AI PLC (a)	55,200	(141,864)
Rubrik, Inc. (a),(b)	785	(60,037)
SailPoint, Inc. (a),(b)	870	(17,600)
SentinelOne, Inc., Class A (a),(b)	1,835	(27,525)
ServiceNow, Inc. (a),(b)	3,152	(482,855)
Shopify, Inc. (a)	38,429	(6,185,916)
Soluna Holdings, Inc. (a)	4,500	(5,265)
SoundHound AI, Inc., Class A (a)	127,800	(1,274,166)
Sphere 3D Corp. (a)	14	(4)
Strategy, Inc. (a),(b)	14,895	(2,263,295)
Synopsys, Inc. (a),(b)	6,635	(3,116,592)
Trimble, Inc. (a)	3,400	(266,390)
TSS, Inc. (a)	4,000	(28,280)
UiPath, Inc. (a),(b)	9,463	(155,099)
Unisys Corp. (a)	400	(1,104)
Urgent.ly, Inc. (a)	100	(292)
Varonis Systems, Inc. (a),(b)	444	(14,563)
VeriSign, Inc. (b)	368	(89,406)
Vertex, Inc. (a)	2,300	(45,931)
Via Transportation, Inc. (a)	100	(2,901)
Whitefiber, Inc. (a)	300	(4,740)
Workday, Inc. (a),(b)	1,207	(259,239)
X3 Holdings Co., Ltd. (a)	750	(274)

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2025 (Unaudited)

Security Description	Shares	Value
XTI Aerospace, Inc. (a)	7,600	$(9,424)
ZenaTech, Inc. (a)	300	(960)
Zoom Communications, Inc. (a),(b)	973	(83,960)

		(57,273,656)

Technology Hardware & Equipment — (0.2)%
908 Devices, Inc. (a)	2,600	(13,650)
Advanced Energy Industries, Inc.	100	(20,937)
AEye, Inc. (a)	770	(1,417)
Amphenol Corp., Class A (b)	434	(58,651)
Applied Optoelectronics, Inc. (a)	2,300	(80,178)
Arista Networks, Inc. (a),(b)	344	(45,074)
Boxlight Corp. (a)	109	(185)
Celestica, Inc. (a),(b)	18,509	(5,471,460)
Ciena Corp. (a),(b)	70	(16,371)
Cisco Systems, Inc.p	14,600	(1,124,638)
Clearfield, Inc. (a)	1,000	(29,150)
Coherent Corp. (a)	1,200	(221,484)
Core AI Holdings, Inc. (a)	150	(244)
Corsair Gaming, Inc. (a)	200	(1,188)
Daktronics, Inc. (a)	100	(1,977)
Dell Technologies, Inc. (b)	3,772	(474,819)
F5, Inc. (a),(b)	209	(53,349)
Flex Ltd. (a),(b)	10,799	(652,476)
Hewlett Packard Enterprise Co. (b)	5,753	(138,187)
HP, Inc. (b)	3,817	(85,043)
Inseego Corp. (a)	1,000	(10,270)
IonQ, Inc. (a)	15,100	(677,537)
Lightwave Logic, Inc. (a)	1,600	(5,184)
Lumentum Holdings, Inc. (a),(b)	186	(68,558)
MicroVision, Inc. (a)	9,100	(7,536)
Mirion Technologies, Inc. (a)	26,400	(618,288)
NetApp, Inc. (b)	562	(60,185)
NETGEAR, Inc. (a)	300	(7,359)
Phaos Technology Holdings Cayman Ltd. (a)	2,573	(8,825)
Powerfleet, Inc. NJ (a)	19,700	(104,804)
Pure Storage, Inc. (a),(b)	751	(50,325)
Quantum Computing, Inc. (a)	12,874	(132,087)
Quantum Corp. (a)	600	(3,870)
Sandisk Corp. (a),(b)	381	(90,442)
Sanmina Corp. (a)	4,100	(615,287)
Seagate Technology Holdings PLC	100	(27,539)
Sobr Safe, Inc. (a)	100	(214)
Super Micro Computer, Inc. (a),(b)	17,026	(498,351)
Syntec Optics Holdings, Inc. (a)	9	(26)
Turtle Beach Corp. (a)	700	(9,821)
Ubiquiti, Inc.	600	(332,010)
Unusual Machines, Inc. (a)	7,500	(95,550)
Viasat, Inc. (a)	2,200	(75,812)
Vontier Corp.	4,500	(167,310)
Vuzix Corp. (a)	2,800	(10,584)

		(12,168,252)

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2025 (Unaudited)

Security Description	Shares	Value
Telecommunication Services — (0.1)%
Array Digital Infrastructure, Inc. (a)	1,500	$(80,430)
AST SpaceMobile, Inc. (a)	36,600	(2,658,258)
Comcast Corp. (b)	868	(25,945)
Globalstar, Inc. (a)	2,247	(137,157)
Lumen Technologies, Inc. (a)	900	(6,993)
Millicom International Cellular SA	2,800	(155,232)
SurgePays, Inc. (a)	800	(1,336)
Telephone & Data Systems, Inc.	23,200	(951,200)
Uniti Group, Inc.	15,400	(107,954)
Verizon Communications, Inc. (b)	939	(38,245)

		(4,162,750)

Transportation — (0.1)%
AP Moller - Maersk AS (b)	40	(91,782)
Avis Budget Group, Inc. (a)	200	(25,664)
Canadian National Railway Co. (b)	7	(692)
Canadian Pacific Kansas City Ltd. (b)	9,878	(727,317)
CH Robinson Worldwide, Inc.	7,600	(1,221,776)
CSX Corp.	24,098	(873,552)
Expeditors International of Washington, Inc. (b)	4,331	(645,362)
FedEx Corp.	6,100	(1,762,046)
flyExclusive, Inc. (a)	11	(45)
Forward Air Corp. (a)	2,700	(67,500)
FTAI Infrastructure, Inc.	20,000	(92,200)
Globavend Holdings Ltd. (a)	200	(288)
JB Hunt Transport Services, Inc.	1,200	(233,208)
Joby Aviation, Inc. (a)	89,600	(1,182,720)
Knight-Swift Transportation Holdings, Inc.	300	(15,684)
Old Dominion Freight Line, Inc. (b)	31	(4,861)
Proficient Auto Logistics, Inc. (a)	500	(4,820)
RXO, Inc. (a)	5,600	(70,784)
Surf Air Mobility, Inc. (a)	20,571	(39,908)
TFI International, Inc.	200	(20,670)
Uber Technologies, Inc. (a),(b)	3,977	(324,961)
United Parcel Service, Inc. (b)	235	(23,310)
Volato Group, Inc. (a)	2,424	(1,551)
Wheels Up Experience, Inc. (a)	10	(7)

		(7,430,708)

Utilities — (0.6)%
Ameren Corp.	6,400	(639,104)
American Electric Power Co., Inc.	300	(34,593)
Atmos Energy Corp.	200	(33,526)
Brookfield Infrastructure Corp.	5,800	(263,320)
Brookfield Renewable Corp.	9,200	(352,728)
Cadiz, Inc. (a)	1,846	(10,356)
Constellation Energy Corp.	26,760	(9,453,505)
Dominion Energy, Inc.	11,200	(656,208)
Entergy Corp.	3,500	(323,505)
Essential Utilities, Inc.	4,200	(161,112)
Evergy, Inc.	100	(7,249)
Exelon Corp.	2,800	(122,052)

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2025 (Unaudited)

Security Description	Shares	Value
National Fuel Gas Co.	200	$(16,012)
NextEra Energy, Inc.	8,900	(714,492)
NRG Energy, Inc.	4,700	(748,428)
Oklo, Inc. (a)	49,100	(3,523,416)
Ormat Technologies, Inc.	100	(11,047)
Sempra	31,800	(2,807,622)
Talen Energy Corp. (a)	480	(179,923)
TransAlta Corp.	500	(6,320)
Vistra Corp.	18,500	(2,984,605)

		(23,049,123)

Total North America		(597,649,285)

Oceania — 0.0%
Energy — 0.0%
Woodside Energy Group Ltd., ADR	1,700	(26,503)

Food, Beverage & Tobacco — 0.0%
Innovation Beverage Group Ltd. (a)	40	(77)

Materials — 0.0%
Anglogold Ashanti PLC	7,900	(673,712)
IperionX Ltd., ADR (a)	200	(7,237)
Snow Lake Resources Ltd. (a)	400	(1,200)

		(682,149)

Pharmaceuticals, Biotechnology & Life Sciences — 0.0%
Alterity Therapeutics Ltd., ADR (a)	10	(31)
Benitec Biopharma, Inc. (a)	500	(6,735)
Mesoblast Ltd., ADR (a)	400	(7,216)

		(13,982)

Software & Services — 0.0%
IREN Ltd. (a)	14,100	(532,557)
Mawson Infrastructure Group, Inc. (a)	3	(13)

		(532,570)

Technology Hardware & Equipment — 0.0%
Novonix Ltd., ADR (a)	600	(606)

Utilities — 0.0%
VivoPower International PLC (a)	1,189	(2,693)

Total Oceania		(1,258,580)

South America — 0.0%
Banks — 0.0%
Banco BBVA Argentina SA, ADR	200	(3,614)
Grupo Supervielle SA, ADR (a)	2,900	(34,278)

		(37,892)

Capital Goods — 0.0%
Embraer SA, ADR	9,400	(605,078)

Consumer Services — 0.0%
Arcos Dorados Holdings, Inc.	37	(272)

Diversified Financials — 0.0%
StoneCo Ltd. (a)	10,900	(161,211)

Energy — 0.0%
Geopark Ltd.	500	(3,705)

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2025 (Unaudited)

Security Description	Shares	Value
Gran Tierra Energy, Inc. (a)	10	$(42)
Petroleo Brasileiro SA - Petrobras, ADR	1,700	(20,145)
Transportadora de Gas del Sur SA, ADR (a)	1,200	(37,308)

		(61,200)

Food, Beverage & Tobacco — 0.0%
Ambev SA, ADR	200	(494)

Cia Cervecerias Unidas SA, ADR	300	(3,828)

		(4,322)

Materials — 0.0%
Bioceres Crop Solutions Corp. (a)	400	(524)
Gerdau SA, ADR	20	(74)
Sigma Lithium Corp. (a)	19,600	(258,524)
Suzano SA, ADR	3,099	(28,945)

		(288,067)

Retailing — 0.0%
Ultrapar Participacoes SA, ADR	400	(1,508)

Utilities — 0.0%
Axia Energia, ADR	500	(4,580)
Cia de Saneamento Basico do Estado de Sao Paulo SABESP, ADR	25,523	(608,724)
Pampa Energia SA, ADR (a)	300	(26,553)

		(639,857)

Total South America		(1,799,407)

TOTAL COMMON STOCK (PROCEEDS $619,989,191)		(665,343,197)

	Principal Amount
CORPORATE BONDS AND NOTES — (0.4)%
South America — (0.2)%
Mining — (0.2)%
Corp. Nacional del Cobre de Chile, 6.44%, 01/26/36 (b),(c)	$5,508,000	(5,972,739)

Total South America		(5,972,739)
Supranational — (0.2)%
Multi-National — (0.2)%
African Export-Import Bank, 3.80%, 05/17/31 (b),(c)	2,386,000	(2,127,029)
African Export-Import Bank, 3.99%, 09/21/29 (b),(c)	1,824,000	(1,722,914)

		(3,849,943)

Total Supranational		(3,849,943)

TOTAL CORPORATE BONDS AND NOTES (PROCEEDS $9,507,194)		(9,822,682)

	Shares
EXCHANGE-TRADED FUNDS — (0.1)%
iShares Expanded Tech-Software Sector ETF (a),(b)	2,283	(241,290)
iShares MSCI EAFE Small-Cap ETF	7,875	(610,549)
iShares MSCI Taiwan ETF (b)	3,654	(232,139)
iShares U.S. Home Construction ETF (b)	2,632	(253,462)
SPDR S&P 500 ETF Trust	4,160	(2,836,787)
State Street Consumer Staples Select Sector SPDR ETF (b)	12,426	(965,252)

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2025 (Unaudited)

Security Description	Shares		Value
State Street Energy Select Sector SPDR ETF (b)	15,028		$(671,902)
State Street Health Care Select Sector SPDR ETF (b)	1,155		(178,794)
State Street Industrial Select Sector SPDR ETF (b)	3,221		(499,642)
State Street SPDR S&P Biotech ETF (b)	2,229		(271,782)
State Street SPDR S&P Homebuilders ETF (b)	3,394		(349,446)
State Street SPDR S&P Regional Banking ETF (b)	1,415		(91,706)
State Street SPDR S&P Retail ETF (b)	458		(39,063)
Vanguard Real Estate ETF (b)	5		(442)

TOTAL EXCHANGE-TRADED FUNDS (PROCEEDS $7,150,371)			(7,242,256)

	Principal Amount
MORTGAGE BACKED SECURITIES — (3.9)%
North America — (3.9)%
U.S. Government Sponsored Agency Security — (3.9)%
Uniform Mortgage-Backed Security, TBA, TBA, 30 Year Maturity, 5.00%, 01/01/55 (b),(l)	$147,000,000		(146,655,432)

Total North America			(146,655,432)

TOTAL MORTGAGE BACKED SECURITIES (PROCEEDS $146,245,899)			(146,655,432)

SOVEREIGN DEBT — (1.3)%
Bahrain Government International Bonds,
5.45%, 09/16/32 (b),(c)	4,035,000		(3,914,976)
5.88%, 06/05/32 (b),(c)	7,453,000		(7,477,022)
6.00%, 02/12/31 (b),(c)	4,050,000		(4,112,949)
7.50%, 07/07/37 (b),(c)	4,304,000		(4,639,758)
Bundesrepublik Deutschland Bundesanleihe, 2.50%, 07/04/44 (b),(c)	2,647,444	EUR	(2,757,415)
Dominican Republic International Bonds, 6.00%, 02/22/33 (b),(c)	$961,000		(983,439)
Israel Government International Bonds, 5.63%, 02/19/35 (b)	7,205,000		(7,518,893)
Mexico Government International Bonds,
5.63%, 09/22/35 (b)	7,630,000		(7,523,180)
6.88%, 05/13/37 (b)	4,020,000		(4,289,340)
7.38%, 05/13/55 (b)	4,865,000		(5,239,605)

TOTAL SOVEREIGN DEBT (PROCEEDS $47,004,380)			(48,456,577)

U.S. TREASURY OBLIGATIONS — (0.1)%
U.S. Treasury Notes 4.25%,08/15/35	4,993,500		$(5,029,391)

TOTAL U.S. TREASURY OBLIGATIONS (PROCEEDS $5,080,617)			(5,029,391)

	Shares
WARRANTS — 0.0%
Galectin Therapeutics, Inc. (a),(e)	1,340		0
Pulse Biosciences, Inc. (a),(e)	44		0

TOTAL WARRANTS (PROCEEDS $0)			0

RIGHTS — 0.0%
NeuroBo Pharmaceuticals, Inc. (a),(e)	92		(29)

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2025 (Unaudited)

Security Description	Shares	Value
Catalyst Biosciences, Inc. (a),(e)	4,600	$0
Sesen Bio, Inc. (a),(e)	25,568	0
Novusterra, Inc. (a),(e)	383	0

TOTAL RIGHTS (PROCEEDS $541)		(29)

TOTAL SECURITIES SOLD SHORT — (23.4)% (PROCEEDS $834,978,193)		$(882,549,564)

Footnote Legend:

^	A balance indicated with a “0”, reflects either a zero balance or an amount that rounds to less than 1.
(a)	Non-income producing.
(b)	Security is held by a consolidated wholly-owned subsidiary of Blackstone Alternative Multi-Strategy Fund.
(c)

Security is exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Security may only be offered or sold outside of the Unites States unless registered under the Securities Act of 1933, as amended, or otherwise exempt from registration.

(d)

Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. Security may only be sold to qualified institutional buyers unless registered under the Securities Act of 1933, as amended, or otherwise exempt from registration.

(e)	Security is valued using significant unobservable inputs.
(f)

Variable/Floating interest rate security. Certain variable/floating interest rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities may not indicate a reference rate and spread in their description above. Rate presented is as of December 31, 2025.

(g)	Represents a step-up bond. Coupon rate increases in increments to maturity. Rate presented is as of December 31, 2025. Maturity date presented is the ultimate maturity.
(h)

Security is an Interest Only (IO) bond, which represents the “interest only” portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

(i)	Non-interest bearing bond.
(j)	All or a portion of the security represents an unsettled loan commitment at December 31, 2025 where the rate will be determined at time of settlement.
(k)	Security is currently in default due to bankruptcy or failure to make payment of principal or interest.
(l)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis.
(m)

Security is restricted per Rule 12-12.8 of Regulation S-X. First acquisition dates of Aeolus Property Catastrophe Keystone PF Fund LP, Asgard Fixed Income Risk Premia Fund, Rokos Global Macro Fund Ltd., and Kirkoswald Global Macro Fund Ltd. 1/2/2019, 8/2/2021, 9/1/2021 and 5/1/2024. Amounts to $340,956,218 and represents 9.0% of Net Assets.

(n)	Premium due at a future settlement date.
(o)	Repurchase agreements may additionally have cash collateral held to meet collateral requirements.
(p)	Open repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand.
(q)	Assets, other than investments in securities, less liabilities other than securities sold short.

Options Written Contracts Outstanding at December 31, 2025

	Strike	Expiration Date	Contracts	Notional Amount	Premium Received	Market Value	Unrealized Appreciation (Depreciation)
Exchange-Traded Call Options Written
CALIFORNIA CARBON ALLOWANCE VINTAGE DEC26	40.00 USD	12/15/26	(1,000)	(40,000)	$(1,514,180)	$(800,000)	$714,180
LITHIUM HYD FUT AUG 26	11.00 USD	09/02/26	(20)	(220)	(30,854)	(111,400)	(80,546)
LITHIUM HYD FUT DEC 26	11.00 USD	01/05/27	(20)	(220)	(30,853)	(125,200)	(94,347)
LITHIUM HYD FUT JUL 26	11.00 USD	08/04/26	(20)	(220)	(30,854)	(111,800)	(80,946)
LITHIUM HYD FUT NOV 26	11.00 USD	12/02/26	(20)	(220)	(30,854)	(123,800)	(92,946)
LITHIUM HYD FUT OCT 26	11.00 USD	11/03/26	(20)	(220)	(30,854)	(120,600)	(89,746)
LITHIUM HYD FUT SEP 26	11.00 USD	10/02/26	(20)	(220)	(30,854)	(112,400)	(81,546)

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2025 (Unaudited)

	Strike		Expiration Date	Contracts	Notional Amount	Premium Received	Market Value	Unrealized Appreciation (Depreciation)
LME COPPER 3MO CALL	10,800.00 USD		01/07/26	(32)	(345,600)	$(211,897)	$(1,442,416)	$(1,230,519)
NAT GAS EURO FUT MAR 26	100.00 EUR		02/24/26	(430)	(43,000)	(26,842)	(4,881)	21,961
NAT GAS EURO OPT APR26	8.00 USD		03/26/26	(50)	(400)	(85,500)	(800)	84,700
NAT GAS EURO OPT AUG26	8.00 USD		07/28/26	(50)	(400)	(85,500)	(2,600)	82,900
NAT GAS EURO OPT DEC26	8.00 USD		11/24/26	(50)	(400)	(85,500)	(27,000)	58,500
NAT GAS EURO OPT FEB 26	5.25 USD		01/27/26	(150)	(788)	(332,000)	(49,350)	282,650
NAT GAS EURO OPT FEB26	8.00 USD		01/27/26	(50)	(400)	(85,500)	(1,900)	83,600
NAT GAS EURO OPT JUL26	8.00 USD		06/25/26	(50)	(400)	(85,500)	(1,650)	83,850
NAT GAS EURO OPT JUN26	8.00 USD		05/26/26	(50)	(400)	(85,500)	(1,100)	84,400
NAT GAS EURO OPT MAR26	8.00 USD		02/24/26	(50)	(400)	(85,500)	(1,650)	83,850
NAT GAS EURO OPT MAY26	8.00 USD		04/27/26	(50)	(400)	(85,500)	(700)	84,800
NAT GAS EURO OPT NOV26	8.00 USD		10/27/26	(50)	(400)	(85,500)	(9,900)	75,600
NAT GAS EURO OPT OCT26	8.00 USD		09/25/26	(50)	(400)	(85,500)	(5,100)	80,400
NAT GAS EURO OPT SEP26	8.00 USD		08/26/26	(50)	(400)	(85,500)	(3,400)	82,100
S&P 500 INDEX	10,000.00 USD		12/18/26	(4,382)	(43,820,000)	(384,330)	(560,896)	(176,566)
SILVER MAR 26	80.00 USD		02/24/26	(44)	(3,520)	(734,051)	(761,420)	(27,369)
SOYBEAN OIL JUL 26	70.00 USD		06/26/26	(65)	(4,550)	(25,171)	(9,360)	15,811
SOYBEAN OIL MAR 26	75.00 USD		02/20/26	(97)	(7,275)	(26,423)	(873)	25,550
SOYBEAN OIL MAY 26	75.00 USD		04/24/26	(92)	(6,900)	(18,358)	(3,864)	14,494

						$(4,398,875)	$(4,394,060)	$4,815

Exchange-Traded Put Options Written
CALIFORNIA CARBON ALLOWANCE VINTAGE DEC26	30.00 USD		12/15/26	(500)	(15,000)	(1,212,090)	(916,500)	295,590
CRUDE FIN CSO 1MO FEB 26	(0.50	) USD	01/16/26	(215)	107	(3,661)	(2,150)	1,511
CRUDE FIN CSO 1MO MAR 26	(0.50	) USD	02/19/26	(215)	108	(3,661)	(4,300)	(639)
CRUDE OIL FUT APR 26	43.00 USD		03/17/26	(150)	(6,450)	(54,734)	(34,500)	20,234
LME COPPER 3MO CALL	10,800.00 USD		01/07/26	(32)	(345,600)	(218,298)	(16)	218,282
S&P 500 INDEX	6,150.00 USD		01/30/26	(1,065)	(6,549,750)	(1,410,088)	(814,725)	595,363
SGX IRON ORE APR 26	85.00 USD		04/30/26	(215)	(18,275)	(13,438)	(2,580)	10,858
SGX IRON ORE FEB 26	85.00 USD		02/27/26	(215)	(18,275)	(13,437)	0	13,437
SGX IRON ORE JAN 26	85.00 USD		01/30/26	(215)	(18,275)	(13,437)	0	13,437
SGX IRON ORE JUN 26	85.00 USD		06/30/26	(215)	(18,275)	(13,438)	(8,600)	4,838
SGX IRON ORE MAR 26	85.00 USD		03/31/26	(215)	(18,275)	(13,437)	(860)	12,577
SGX IRON ORE MAY 26	85.00 USD		05/29/26	(215)	(18,275)	(13,438)	(5,160)	8,278

						$(2,983,157)	$(1,789,391)	$1,193,766

	Counterparty	Strike	Expiration Date	Contracts	Notional Amount	Premium Received	Market Value	Unrealized Appreciation (Depreciation)
OTC Call Options Written
BLOOMBERG COMMODITY INDEX 06/30/26[1]	Morgan Stanley Capital Services LLC	132.00 USD	06/30/26	(59,092)	(7,800,078)	$(13,000)	$(14,773)	$(1,773)
LME COPPER 3MO CALL	Morgan Stanley & Co. LLC	12,000.00 USD	06/03/26	(43)	(516,000)	(280,575)	(1,043,720)	(763,145)
XAG USD FX OPTION CALL 90 3/5/26	Morgan Stanley Capital Services LLC	90.00 USD	03/05/26	(225,000)	(20,250,000)	(510,750)	(392,115)	118,635

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2025 (Unaudited)

	Counterparty	Strike	Expiration Date	Contracts	Notional Amount	Premium Received	Market Value	Unrealized Appreciation (Depreciation)
XAU USD FX OPTION CALL 5050 1/22/26	Morgan Stanley Capital Services LLC	5,050.00 USD	01/22/26	(2,150)	(10,857,500)	$(11,610)	$(1,886)	$9,724

						$(815,935)	$(1,452,494)	$(636,559)

Total Options Written Outstanding						$(8,197,967)	$(7,635,945)	$562,022

[1]	Security is valued using significant unobservable inputs.

Future Contracts Outstanding at December 31, 2025

Description	Contracts	Exchange	Notional Amount	Expiration Date	Value/ Unrealized Appreciation (Depreciation)
Long Futures
1 Year Mid-Curve 3 Month Eurodollar Option	141	EUREX	16,452,988 EUR	03/06/26	$(87,468)
3 Month Eurodollar	15	LIFFE	3,672,650 EUR	09/14/26	118
3 Month Eurodollar	24	LIFFE	5,869,362 EUR	03/15/27	514
3 Month Eurodollar	57	LIFFE	13,909,388 EUR	12/13/27	2,556
3 Month SOFR	81	CME	19,535,381 USD	06/17/26	2,831
3 Month SOFR	6	CME	1,453,125 USD	09/15/27	(300)
3 Month SOFR	13	CME	3,147,825 USD	12/15/27	(1,663)
3 Month SOFR	100	CME	24,189,725 USD	03/15/28	(3,475)
Aluminium	188	LME	13,572,794 USD	01/19/26	427,566
Australian 10-Year Bond	63	SFE	6,877,181 AUD	03/16/26	13,557
Australian Dollar Currency	405	CME	26,935,665 USD	03/16/26	89,985
Brazilian Real Currency	522	CME	9,359,356 USD	02/02/26	78,404
Brent Crude	465	ICE	1,144,590 USD	01/27/26	(554,040)
Brent Crude	1,033	ICE	61,862,631 USD	01/30/26	995,419
Brent Crude	1	ICE	660 USD	02/02/26	1,157
Brent Crude	108	ICE	45,360 USD	03/26/26	(25,920)
Brent Crude	1	ICE	6,980 USD	04/27/26	(240)
Brent Crude	250	ICE	857,500 USD	04/27/26	50,000
Brent Crude	929	ICE	56,664,480 USD	04/30/26	(692,230)
Brent Crude	5	NYMEX	312,500 USD	04/30/26	(11,250)
Brent Crude	45	ICE	100,600 USD	10/27/26	(52,000)
Brent Crude	43	ICE	117,820 USD	10/27/26	(24,510)
Brent Crude	200	ICE	12,453,940 USD	10/29/27	(193,940)
British Pound Currency	286	GBX	23,951,758 USD	03/16/26	104,417
CAC40 Index	53	MAT	4,318,546 EUR	01/16/26	3,613
California Carbon Allowance Vintage DEC26	5,420	ICE	174,373,972 USD	12/24/26	3,944,028
Canadian 10-Year Bond	197	MOE	24,164,430 CAD	03/20/26	(251,474)
Carbon Emission	54	ICE	229,500 EUR	03/18/26	56,797
Carbon Emission	105	ICE	856,800 EUR	12/09/26	494,201
Carbon Emission	105	ICE	307,650 EUR	12/09/26	86,377
Carbon Emission	186	ICE	15,995,970 EUR	12/14/26	299,500

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2025 (Unaudited)

Description	Contracts	Exchange	Notional Amount	Expiration Date	Value/ Unrealized Appreciation (Depreciation)
CBOE Volatility Index	33	CBOE	611,488 USD	01/21/26	$(65,915)
CBOE Volatility Index	132	CBOE	2,522,418 USD	02/18/26	(75,930)
CBOE Volatility Index	95	CBOE	1,986,985 USD	04/15/26	(43,922)
CBOE Volatility Index	58	CBOE	1,194,356 USD	05/19/26	14,927
CBOE Volatility Index	266	CBOE	5,584,107 USD	06/17/26	8,543
Cocoa	22	NYBOT	1,362,592 USD	05/13/26	(20,152)
Coffee ‘C’	5	NYBOT	716,009 USD	03/19/26	(62,103)
Copper	32	LME	9,277,000 USD	01/21/26	695,792
Copper	10	LME	2,449,345 USD	03/18/26	660,780
Copper	74	COMEX	9,647,266 USD	03/27/26	864,434
Copper	323	COMEX	43,594,114 USD	05/27/26	2,740,236
Copper	166	LME	46,728,900 USD	06/17/26	4,632,330
Corn	888	CBT	19,631,216 USD	03/13/26	(84,116)
Cotton No.2	387	NYBOT	12,415,165 USD	03/09/26	21,080
DAX Index	13	EUREX	7,911,409 EUR	03/20/26	132,610
DJIA mini E-CBOT	88	CBT	21,466,007 USD	03/20/26	(198,167)
E-Mini Russell Index	81	ICE	10,356,046 USD	03/20/26	(239,146)
E-Mini S&P 500 Index	189	CME	65,192,516 USD	03/20/26	(58,391)
E-Mini S&P Mid Cap 400 Index	2	CME	675,300 USD	03/20/26	(10,260)
Euro FX	47	CME	6,936,302 USD	03/16/26	(15,552)
Euro OAT	22	EUREX	2,663,810 EUR	03/06/26	(12,727)
Euro Stoxx 50	187	EUREX	10,837,972 EUR	03/20/26	99,537
Euro-BTP	114	EUREX	13,744,683 EUR	03/06/26	(51,900)
Euro-Schatz	1,725	EUREX	184,445,625 EUR	03/06/26	(273,675)
FTSE 100 Index	144	LIFFE	14,103,681 GBP	03/20/26	284,901
FTSE/MIB Index	19	MIL	4,221,830 EUR	03/20/26	68,403
Gas Oil	62	ICE	4,501,450 USD	01/12/26	(640,400)
Gas Oil	20	ICE	496,700 USD	01/30/26	(46,820)
Gas Oil	315	ICE	19,829,733 USD	02/12/26	(299,733)
Gas Oil	20	ICE	496,700 USD	02/27/26	(48,756)
Gas Oil	112	ICE	6,969,872 USD	03/12/26	(73,472)
Gas Oil	20	ICE	496,700 USD	03/31/26	(61,124)
Gas Oil	69	ICE	4,175,073 USD	04/10/26	28,752
Gas Oil	18	ICE	1,084,130 USD	05/12/26	4,870
Gasoline RBOB	106	ICE	8,255,633 USD	01/29/26	(620,453)
Gasoline RBOB	800	NYMEX	58,344,279 USD	01/30/26	(720,279)
Gasoline RBOB	45	NYMEX	3,893,648 USD	03/31/26	(186,224)
Gasoline RBOB	118	NYMEX	9,699,280 USD	04/30/26	52,641
Gasoline RBOB	455	NYMEX	38,445,653 USD	05/29/26	(1,026,362)
Gasoline RBOB	1	NYMEX	70,560 USD	11/30/26	(1,004)
Gold	116	COMEX	49,129,116 USD	02/25/26	1,227,644
Henry Hub	700	ICE	6,859,249 USD	02/01/26	(408,749)
Henry Hub	744	ICE	7,389,213 USD	03/01/26	(1,567,413)
Henry Hub	660	ICE	6,451,026 USD	04/01/26	(1,248,576)
Henry Hub	682	ICE	6,666,061 USD	05/01/26	(1,158,911)
Henry Hub	660	ICE	6,451,026 USD	06/01/26	(789,876)
Henry Hub	682	ICE	6,666,061 USD	07/01/26	(407,006)
Henry Hub	682	ICE	6,666,061 USD	08/01/26	(287,656)

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2025 (Unaudited)

Description	Contracts	Exchange	Notional Amount	Expiration Date	Value/ Unrealized Appreciation (Depreciation)
Henry Hub	660	ICE	6,451,026 USD	09/01/26	$(321,276)
Henry Hub	682	ICE	6,666,061 USD	10/01/26	(253,556)
Henry Hub	600	ICE	5,956,701 USD	11/01/26	31,299
Henry Hub	620	ICE	6,155,258 USD	12/01/26	756,192
Henry Hub	58	ICE	567,510 USD	03/29/27	(73,205)
Henry Hub	30	ICE	303,750 USD	04/28/27	(47,625)
Henry Hub	28	ICE	283,500 USD	05/26/27	(35,000)
Henry Hub	30	ICE	303,750 USD	06/28/27	(24,975)
Henry Hub	30	ICE	303,750 USD	07/28/27	(21,075)
Henry Hub	28	ICE	283,500 USD	08/27/27	(21,140)
Henry Hub	61	ICE	596,475 USD	09/28/27	(15,603)
Henry Hub	28	ICE	283,500 USD	10/27/27	(3,920)
Henry Hub	30	ICE	303,750 USD	11/26/27	30,375
Henry Hub	22	ICE	199,650 USD	12/27/29	44,220
Henry Hub	22	ICE	199,650 USD	01/29/30	28,765
Henry Hub	22	ICE	199,650 USD	02/26/30	(3,630)
Henry Hub	22	ICE	199,650 USD	03/27/30	(28,105)
Henry Hub	22	ICE	199,650 USD	04/26/30	(29,480)
Henry Hub	22	ICE	199,650 USD	05/29/30	(21,010)
Henry Hub	22	ICE	199,650 USD	06/26/30	(12,155)
Henry Hub	22	ICE	199,650 USD	07/29/30	(9,295)
Henry Hub	22	ICE	199,650 USD	08/28/30	(10,395)
Henry Hub	22	ICE	199,650 USD	09/26/30	(6,215)
Henry Hub	22	ICE	199,650 USD	10/29/30	5,335
Henry Hub	22	ICE	199,650 USD	11/26/30	29,260
HKG Hang Seng Index	40	HFE	51,789,500 HKD	01/29/26	(63,410)
HSC Basis	31	ICE	11,044 USD	01/05/26	(30,031)
HSC Basis	28	ICE	10,500 USD	02/03/26	(30,100)
HSC Basis	31	ICE	27,900 USD	03/03/26	(12,206)
ICE 3 Month Sonia	19	ICE	4,588,300 GBP	09/15/26	(371)
ICE 3 Month Sonia	26	ICE	6,282,325 GBP	03/16/27	1,651
ICE 3 Month Sonia	39	ICE	9,416,738 GBP	09/14/27	1,719
ICE 3 Month Sonia	27	ICE	6,514,275 GBP	12/14/27	3,842
ICE 3 Month Sonia	93	ICE	22,421,553 GBP	03/14/28	21,378
IODEX IO	899	SING	9,314,165 USD	02/27/26	135,224
Korean 10-Year Bond	17	KFE	1,914,640,000 KRW	03/17/26	3,471
Korean 3-Year Bond	247	KFE	25,964,640,000 KRW	03/17/26	54,868
Lean Hogs	318	CME	11,246,249 USD	04/15/26	189,031
Lithium Hydroxide	4	COMEX	44,000 USD	07/31/26	22,000
Lithium Hydroxide	4	COMEX	44,000 USD	08/31/26	21,600
Lithium Hydroxide	4	COMEX	44,000 USD	09/30/26	21,800
Lithium Hydroxide	4	COMEX	44,000 USD	10/30/26	23,520
Lithium Hydroxide	4	COMEX	44,000 USD	11/30/26	23,720
Lithium Hydroxide	4	COMEX	44,000 USD	12/31/26	23,920
Live Cattle	152	CME	13,808,495 USD	04/30/26	309,265
Long Gilt	196	LIFFE	17,823,210 GBP	03/27/26	114,994
Mexican Peso Currency	1,017	CME	27,692,554 USD	03/16/26	335,965
MSCI Emerging Markets Index	60	NYSE	4,109,400 USD	03/20/26	124,800

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2025 (Unaudited)

Description	Contracts	Exchange	Notional Amount	Expiration Date	Value/ Unrealized Appreciation (Depreciation)
NASDAQ 100 E-Mini	29	CME	14,736,958 USD	03/20/26	$27,957
Natural Gas	8	NYMEX	340,560 USD	01/27/26	(45,680)
Natural Gas	362	NYMEX	13,379,375 USD	01/28/26	(36,055)
Natural Gas	135	ICE	2,424,948 EUR	01/29/26	152,562
Natural Gas	7	NYMEX	233,780 USD	02/24/26	(14,680)
Natural Gas	42	NYMEX	1,365,110 USD	02/25/26	(50,510)
Natural Gas	12	ICE	332,640 EUR	03/30/26	(115,529)
Natural Gas	25	NYMEX	846,304 USD	04/28/26	(38,804)
Natural Gas	12	ICE	343,728 EUR	04/29/26	(123,493)
Natural Gas	12	ICE	332,640 EUR	05/28/26	(119,469)
Natural Gas	229	NYMEX	8,537,193 USD	06/26/26	(130,603)
Natural Gas	47	ICE	1,346,268 EUR	06/29/26	(483,024)
Natural Gas	47	ICE	1,346,268 EUR	07/30/26	(480,969)
Natural Gas	47	ICE	1,302,840 EUR	08/27/26	(456,108)
Natural Gas	156	NYMEX	5,933,030 USD	09/28/26	(65,870)
Natural Gas	5	NYMEX	206,040 USD	10/28/26	(6,440)
Natural Gas	40	NYMEX	1,803,252 USD	11/25/26	(19,652)
Natural Gas	72	NYMEX	3,593,700 USD	12/29/26	(208,260)
Natural Gas	54	NYMEX	2,034,693 USD	01/01/27	504,387
Natural Gas	4	NYMEX	178,080 USD	01/27/27	(7,240)
Natural Gas	54	NYMEX	2,034,693 USD	02/01/27	271,647
Natural Gas	5	NYMEX	192,760 USD	02/24/27	(7,760)
Natural Gas	54	NYMEX	2,034,693 USD	03/01/27	(36,693)
Natural Gas	54	NYMEX	2,034,693 USD	04/01/27	(193,833)
Natural Gas	54	NYMEX	2,034,693 USD	05/01/27	(190,593)
Natural Gas	54	NYMEX	2,034,693 USD	06/01/27	(117,693)
Natural Gas	54	NYMEX	2,034,693 USD	07/01/27	(27,513)
Natural Gas	54	NYMEX	2,034,693 USD	08/01/27	567
Natural Gas	54	NYMEX	2,034,693 USD	09/01/27	(10,773)
Natural Gas	54	NYMEX	2,034,693 USD	10/01/27	22,167
Natural Gas	54	NYMEX	2,034,693 USD	11/01/27	122,067
Natural Gas	54	NYMEX	2,034,693 USD	12/01/27	371,007
New Zealand Dollar	51	ICE	2,965,528 USD	03/16/26	(23,848)
Nickel	44	LME	3,838,560 USD	04/13/26	565,707
Nikkei Index	13	OSE	659,919,000 JPY	03/13/26	(30,126)
NY Harbor ULSD	135	NYMEX	11,981,605 USD	02/27/26	(55,327)
OMXS30 Index	188	SOM	53,106,270 SEK	01/16/26	143,858
Palladium	2	NYMEX	311,650 USD	03/27/26	18,630
Platinum	3	NYMEX	343,193 USD	04/28/26	(36,563)
S&P ASX Share Price Index 200	51	SFE	11,007,900 AUD	03/19/26	36,037
S&P TSX 60 Index	24	MOE	8,897,040 CAD	03/20/26	29,201
Silver	14	COMEX	3,460,436 USD	03/27/26	1,481,774
Soybean	763	CBT	23,071,493 USD	03/13/26	(227,273)
Soybean	455	CBT	24,187,612 USD	03/13/26	(356,987)
Soybean Oil	1,809	CBT	53,382,361 USD	03/13/26	(675,337)
Soybean Oil	11	CBT	331,956 USD	07/14/26	(5,520)
Sugar	1,305	NYBOT	23,231,442 USD	02/27/26	(1,292,826)
Swiss Franc Currency	1	CME	159,077 USD	03/16/26	(233)

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2025 (Unaudited)

Description	Contracts	Exchange	Notional Amount	Expiration Date	Value/ Unrealized Appreciation (Depreciation)
TETCO M3 Basis	124	ICE	55,606 USD	03/03/26	$(14,144)
TOPIX	38	OSE	1,282,310,000 JPY	03/13/26	94,612
U.S. Treasury 10-Year Note	174	CBT	19,578,664 USD	03/20/26	(14,539)
U.S. Treasury 2-Year Note	630	CBT	131,576,236 USD	03/31/26	(39,127)
U.S. Treasury 5-Year Note	512	CBT	56,017,283 USD	03/31/26	(53,282)
U.S. Treasury Long Bond	2	CBT	231,766 USD	03/20/26	(578)
U.S. Treasury Ultra 10-Year Bond	220	CBT	25,473,766 USD	03/20/26	(170,328)
U.S. Treasury Ultra Bond	17	CBT	2,050,734 USD	03/20/26	(44,734)
Wheat	2,419	CBT	63,648,188 USD	03/13/26	(2,326,538)
WTI Crude	732	NYMEX	40,590,077 USD	01/20/26	1,441,363
WTI Crude	650	ICE	37,270,530 USD	02/19/26	(77,530)
WTI Crude	20	NYMEX	1,130,950 USD	02/20/26	13,450
WTI Crude	54	NYMEX	3,058,437 USD	03/20/26	23,343
WTI Crude	53	NYMEX	3,208,410 USD	05/19/26	(186,880)
WTI Crude	2,180	NYMEX	125,796,710 USD	08/20/26	(1,514,910)
WTI Crude	228	NYMEX	13,427,380 USD	11/20/26	(449,620)
Zinc	99	LME	7,683,638 USD	01/21/26	(27,077)

					$1,479,441

Description	Contracts	Exchange	Notional Amount	Expiration Date	Value/ Unrealized Appreciation (Depreciation)
Short Futures
1 Year Mid-Curve 3 Month Eurodollar Option	97	EUREX	11,266,137 EUR	03/06/26	$(1,626)
3 Month Eurodollar	425	LIFFE	104,065,850 EUR	03/16/26	(19,567)
3 Month Eurodollar	285	LIFFE	69,780,202 EUR	06/15/26	(19,153)
3 Month Eurodollar	682	LIFFE	166,853,196 EUR	12/14/26	(67,902)
3 Month Eurodollar	50	LIFFE	12,211,550 EUR	06/14/27	(9,930)
3 Month Eurodollar	19	LIFFE	4,637,425 EUR	09/13/27	(3,349)
3 Month SOFR	19	CME	4,577,575 USD	03/18/26	2,731
3 Month SOFR	111	CME	26,780,687 USD	06/17/26	6,100
3 Month SOFR	138	CME	33,373,012 USD	09/16/26	14,963
3 Month SOFR	219	CME	53,004,087 USD	12/16/26	(18,550)
3 Month SOFR	148	CME	35,821,059 USD	03/17/27	(28,241)
3 Month SOFR	86	CME	20,801,450 USD	06/16/27	(28,825)
3 Month SOFR	40	CME	9,690,875 USD	09/15/27	5,375
3 Month SOFR	56	CME	13,535,062 USD	12/15/27	(17,638)
3 Month SOFR	36	CME	8,685,737 USD	03/15/28	(21,313)
3 Month SOFR	18	CME	4,346,112 USD	06/20/28	(4,488)
3 Month SOFR	36	CME	8,681,362 USD	09/19/28	(14,438)
3 Month SOFR	45	CME	10,846,750 USD	12/20/28	(16,813)
3 Month SOFR	40	CME	9,647,700 USD	03/20/29	(3,800)
3 Month SOFR	30	CME	7,231,562 USD	06/18/29	(3,313)
3 Month SOFR	23	CME	5,545,200 USD	09/18/29	1,050
3 Month SOFR	19	CME	4,579,712 USD	12/18/29	1,900
3 Month SOFR	15	CME	3,615,125 USD	03/20/30	2,750

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2025 (Unaudited)

Description	Contracts	Exchange	Notional Amount	Expiration Date	Value/ Unrealized Appreciation (Depreciation)
3 Month SOFR	19	CME	4,575,525 USD	06/20/30	$2,225
3 Month SOFR	4	CME	962,775 USD	09/18/30	475
3 Month SOFR	3	CME	721,813 USD	12/17/30	500
Aluminium	26	LME	1,877,161 USD	01/19/26	(59,059)
Brent Crude	215	ICE	178,800 USD	01/27/26	165,900
Brent Crude	8	ICE	13,040 USD	01/27/26	9,280
Brent Crude	467	ICE	28,669,910 USD	01/30/26	252,960
Brent Crude	686	ICE	40,943,782 USD	02/27/26	(552,358)
Brent Crude	108	ICE	21,600 USD	03/26/26	10,800
Brent Crude	13	ICE	797,396 USD	03/31/26	13,236
Brent Crude	1	ICE	2,670 USD	04/27/26	950
Brent Crude	250	ICE	232,500 USD	04/27/26	32,500
Brent Crude	99	ICE	6,064,722 USD	04/30/26	99,972
Brent Crude	272	ICE	16,317,250 USD	05/29/26	(62,590)
Brent Crude	31	ICE	1,855,662 USD	06/30/26	(10,228)
Brent Crude	1,583	ICE	96,744,020 USD	07/31/26	1,494,910
Brent Crude	185	ICE	11,275,000 USD	10/30/26	134,300
Brent Crude	10	NYMEX	654,970 USD	10/31/26	52,770
Brent Crude	10	ICE	650,020 USD	10/29/27	37,020
Canadian Dollar Currency	175	CME	12,761,559 USD	03/17/26	(34,441)
Carbon Emission	108	ICE	149,040 EUR	03/18/26	19,038
Carbon Emission	55	ICE	4,738,681 EUR	12/14/26	(78,349)
Cattle	30	CME	2,713,090 USD	02/27/26	(66,110)
CBOE Volatility Index	71	CBOE	1,385,339 USD	03/18/26	(16,059)
Cocoa	21	NYBOT	1,293,829 USD	03/16/26	20,179
Coffee Robusta	34	LIFFE	1,280,490 USD	03/25/26	(62,170)
Copper	10	LME	2,438,912 USD	03/18/26	(671,213)
Copper	316	COMEX	42,301,354 USD	03/27/26	(2,586,446)
Copper	182	LME	50,421,306 USD	06/17/26	(5,890,404)
Copper	17	LME	5,352,575 USD	12/14/26	135,190
Corn	505	CBT	11,339,950 USD	05/14/26	21,638
Cotton No.2	354	NYBOT	11,562,821 USD	03/09/26	187,031
Cotton No.2	472	NYBOT	15,421,275 USD	05/06/26	(60,325)
DAX Index	1	EUREX	606,713 EUR	03/20/26	(12,384)
Euro FX	46	CME	6,786,292 USD	03/16/26	12,793
Euro OAT	3	EUREX	360,390 EUR	03/06/26	(1,622)
Euro Stoxx Banks	46	EUREX	595,056 EUR	03/20/26	(19,948)
Euro-BTP	489	EUREX	52,429,710 EUR	03/06/26	(64,237)
Euro-Bund	129	EUREX	16,487,544 EUR	03/06/26	36,447
Euro-Buxl	21	EUREX	2,285,427 EUR	03/06/26	(31,840)
Euro-Schatz	2,277	EUREX	243,301,163 EUR	03/06/26	164,919
FTSE Taiwan Index	29	SING	2,730,930 USD	01/29/26	(19,430)
Gas Oil	139	ICE	8,845,960 USD	02/12/26	227,960
Gas Oil	30	ICE	629,810 USD	04/30/26	(3,850)
Gas Oil	30	ICE	629,810 USD	05/29/26	9,533
Gas Oil	163	ICE	9,839,600 USD	06/11/26	35,150
Gas Oil	30	ICE	629,810 USD	06/30/26	15,893
Gasoline RBOB	29	NYMEX	2,133,621 USD	01/30/26	44,751

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2025 (Unaudited)

Description	Contracts	Exchange	Notional Amount	Expiration Date	Value/ Unrealized Appreciation (Depreciation)
Gasoline RBOB	393	NYMEX	29,287,556 USD	02/27/26	$542,357
Gasoline RBOB	262	NYMEX	21,359,507 USD	03/31/26	(225,939)
Gold	4	COMEX	1,768,688 USD	02/25/26	32,248
Henry Hub	30	NYMEX	279,750 USD	01/27/26	3,300
Henry Hub	30	NYMEX	279,750 USD	02/24/26	45,000
Henry Hub	30	NYMEX	279,750 USD	03/26/26	43,275
Henry Hub	30	NYMEX	279,750 USD	04/27/26	37,500
Henry Hub	30	NYMEX	279,750 USD	05/26/26	22,425
Henry Hub	30	NYMEX	279,750 USD	06/25/26	4,425
Henry Hub	30	NYMEX	279,750 USD	07/28/26	(825)
Henry Hub	30	NYMEX	279,750 USD	08/26/26	1,125
Henry Hub	30	NYMEX	279,750 USD	09/25/26	(2,325)
Henry Hub	30	NYMEX	279,750 USD	10/27/26	(19,650)
Henry Hub	30	NYMEX	279,750 USD	11/24/26	(54,675)
Henry Hub	76	ICE	839,795 USD	12/29/26	(53,585)
Henry Hub	73	ICE	805,647 USD	01/27/27	26,190
Henry Hub	45	ICE	492,145 USD	02/24/27	75,895
Henry Hub	13	ICE	128,538 USD	03/29/27	17,745
Henry Hub	13	ICE	128,538 USD	04/28/27	17,550
Henry Hub	13	ICE	128,538 USD	05/26/27	13,163
Henry Hub	13	ICE	128,538 USD	06/28/27	7,735
Henry Hub	13	ICE	128,538 USD	07/28/27	6,045
Henry Hub	13	ICE	128,538 USD	08/27/27	6,728
Henry Hub	13	ICE	128,538 USD	09/28/27	4,745
Henry Hub	13	ICE	128,538 USD	10/27/27	(1,268)
Henry Hub	13	ICE	128,538 USD	11/26/27	(16,250)
ICE 3 Month Sonia	37	ICE	8,934,462 GBP	12/15/26	(8,880)
ICE 3 Month Sonia	16	ICE	3,862,725 GBP	06/15/27	(3,875)
Japan Yen Currency	419	CME	33,819,977 USD	03/16/26	200,465
Japanese 10-Year Bond	66	OSE	8,800,200,000 JPY	03/23/26	390,322
KOSPI 200 Index	11	KFE	1,601,400,000 KRW	03/12/26	(49,009)
Lean Hogs	288	CME	9,639,580 USD	02/13/26	(163,940)
Lean Hogs	67	CME	2,374,104 USD	04/15/26	(35,216)
Long Gilt	11	LIFFE	996,930 GBP	03/27/26	(10,972)
NASDAQ 100 E-Mini	29	CME	14,774,286 USD	03/20/26	9,371
Natural Gas	224	NYMEX	8,467,520 USD	01/28/26	210,880
Natural Gas	149	NYMEX	5,503,455 USD	01/28/26	11,315
Natural Gas	245	ICE	4,508,734 EUR	01/29/26	(150,065)
Natural Gas	339	NYMEX	10,781,344 USD	02/25/26	170,644
Natural Gas	177	ICE	4,286,345 EUR	02/26/26	742,165
Natural Gas	148	NYMEX	5,369,273 USD	03/01/26	736,873
Natural Gas	3	NYMEX	121,200 USD	03/26/26	26,610
Natural Gas	223	NYMEX	7,270,608 USD	03/27/26	239,418
Natural Gas	138	NYMEX	5,035,763 USD	04/01/26	684,623
Natural Gas	3	NYMEX	121,200 USD	04/27/26	24,300
Natural Gas	45	NYMEX	1,612,300 USD	04/28/26	158,800
Natural Gas	138	NYMEX	5,035,763 USD	05/01/26	578,363
Natural Gas	3	NYMEX	121,200 USD	05/26/26	18,270

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2025 (Unaudited)

Description	Contracts	Exchange	Notional Amount	Expiration Date	Value/ Unrealized Appreciation (Depreciation)
Natural Gas	44	NYMEX	1,600,705 USD	05/27/26	$91,065
Natural Gas	138	NYMEX	5,035,763 USD	06/01/26	300,983
Natural Gas	3	NYMEX	121,200 USD	06/25/26	11,070
Natural Gas	38	NYMEX	1,575,077 USD	06/26/26	180,097
Natural Gas	138	NYMEX	5,035,763 USD	07/01/26	(30,217)
Natural Gas	3	NYMEX	121,200 USD	07/28/26	8,970
Natural Gas	59	NYMEX	2,496,530 USD	07/29/26	289,340
Natural Gas	138	NYMEX	5,035,763 USD	08/01/26	(126,817)
Natural Gas	3	NYMEX	121,200 USD	08/26/26	9,750
Natural Gas	251	NYMEX	9,436,841 USD	08/27/26	112,191
Natural Gas	138	NYMEX	5,035,763 USD	09/01/26	(90,937)
Natural Gas	3	NYMEX	121,200 USD	09/25/26	8,370
Natural Gas	134	NYMEX	5,450,010 USD	09/28/26	410,270
Natural Gas	138	NYMEX	5,035,763 USD	10/01/26	(154,417)
Natural Gas	3	NYMEX	121,200 USD	10/27/26	1,440
Natural Gas	74	NYMEX	2,977,460 USD	10/28/26	23,380
Natural Gas	138	NYMEX	5,035,763 USD	11/01/26	(473,197)
Natural Gas	3	NYMEX	121,200 USD	11/24/26	(12,570)
Natural Gas	25	NYMEX	1,103,265 USD	11/25/26	(11,485)
Natural Gas	138	NYMEX	5,035,763 USD	12/01/26	(1,117,657)
Natural Gas	48	NYMEX	2,274,190 USD	12/29/26	17,230
Natural Gas	33	NYMEX	1,458,300 USD	01/27/27	48,870
Natural Gas	38	NYMEX	1,592,490 USD	02/24/27	186,490
Natural Gas	60	NYMEX	2,593,710 USD	03/29/27	548,310
Natural Gas	53	NYMEX	2,370,900 USD	04/28/27	560,950
Natural Gas	53	NYMEX	2,370,900 USD	05/26/27	489,400
Natural Gas	53	NYMEX	2,370,900 USD	06/28/27	400,890
Natural Gas	53	NYMEX	2,370,900 USD	07/28/27	373,330
Natural Gas	53	NYMEX	2,370,900 USD	08/27/27	384,460
Natural Gas	60	NYMEX	2,620,100 USD	09/28/27	334,700
Natural Gas	53	NYMEX	2,370,900 USD	10/27/27	254,080
Natural Gas	53	NYMEX	2,370,900 USD	11/26/27	9,750
New Zealand Dollar	70	ICE	4,080,330 USD	03/16/26	42,730
Nickel	44	LME	3,854,400 USD	04/13/26	(549,867)
Nikkei Index	1	OSE	50,560,000 JPY	03/13/26	1,021
NY Harbor ULSD	105	NYMEX	9,453,188 USD	01/30/26	97,373
NY Harbor ULSD	10	NYMEX	894,932 USD	02/27/26	11,504
NY Harbor ULSD	48	NYMEX	4,538,412 USD	03/31/26	362,268
NY Harbor ULSD	40	NYMEX	3,444,294 USD	04/30/26	1,974
NY Harbor ULSD	465	NYMEX	41,676,403 USD	05/29/26	1,940,665
Phelix DE Base Month	5	EEX	329,424 EUR	02/27/26	4,039
Rapeseed	183	MAT	4,144,637 EUR	01/30/26	(3,056)
Silver	4	COMEX	1,443,060 USD	03/27/26	31,000
Soybean	44	CBT	1,361,610 USD	03/13/26	44,250
Soybean	53	CBT	2,810,413 USD	03/13/26	34,538
Soybean	880	CBT	26,938,988 USD	05/13/26	186,988
Soybean	524	CBT	28,161,975 USD	05/14/26	363,775
Soybean Oil	175	CBT	5,491,500 USD	03/13/26	392,700

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2025 (Unaudited)

Description	Contracts	Exchange	Notional Amount	Expiration Date	Value/ Unrealized Appreciation (Depreciation)
Soybean Oil	1,838	CBT	54,793,935 USD	05/14/26	$657,483
Sugar	67	NYBOT	1,083,608 USD	02/27/26	(42,743)
Sugar	1,454	NYBOT	25,245,999 USD	04/30/26	1,372,483
Swiss Franc Currency	34	CME	5,404,125 USD	03/16/26	3,438
TOPIX	6	OSE	204,842,000 JPY	03/13/26	204
U.S. Treasury 10-Year Note	1,918	CBT	217,123,461 USD	03/20/26	1,468,336
U.S. Treasury 2-Year Note	572	CBT	119,469,031 USD	03/31/26	41,688
U.S. Treasury 5-Year Note	330	CBT	36,163,109 USD	03/31/26	92,562
U.S. Treasury Long Bond	117	CBT	13,690,641 USD	03/20/26	166,173
U.S. Treasury Ultra Bond	47	CBT	5,590,013 USD	03/20/26	44,013
VSTOXX	178	EUREX	307,000 EUR	01/21/26	26,089
Wheat	2,615	CBT	69,842,126 USD	05/14/26	2,048,251
WTI Crude	1,061	NYMEX	62,444,157 USD	01/20/26	1,521,537
WTI Crude	1,966	NYMEX	111,964,543 USD	02/20/26	(529,977)
WTI Crude	8	NYMEX	463,180 USD	04/21/26	7,180
WTI Crude	289	NYMEX	16,758,394 USD	05/19/26	282,504
WTI Crude	91	NYMEX	5,128,341 USD	06/22/26	(62,299)
WTI Crude	3	NYMEX	167,700 USD	11/20/26	(3,060)
Zinc	50	LME	3,873,548 USD	01/21/26	6,599

					$10,105,028

Total Futures Contracts Outstanding					$11,584,469

Forward Foreign Currency Exchange Contracts Outstanding at December 31, 2025

Currency Purchased	Amount in Currency Purchased	Currency Sold	Amount in Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
COP	19,646,669,100	USD	5,050,000	Morgan Stanley Capital Services LLC	01/21/26	$108,365
COP	48,534,535,050	USD	12,900,000	Morgan Stanley Capital Services LLC	01/21/26	(156,926)
COP	12,071,800,000	USD	3,099,967	State Street Bank and Trust Company	01/30/26	52,818
EGP	63,100,000	USD	1,249,021	Bank Of America Merrill Lynch	04/30/26	23,786
HKD	2,331,000	USD	300,392	State Street Bank and Trust Company	01/30/26	(607)
IDR	28,507,650,000	USD	1,700,000	Morgan Stanley Capital Services LLC	01/21/26	7,242
IDR	13,345,890,000	USD	800,000	Morgan Stanley Capital Services LLC	01/21/26	(752)
IDR	4,316,300,000	USD	258,733	State Street Bank and Trust Company	01/30/26	(321)
PEN	70,000	USD	20,631	State Street Bank and Trust Company	01/30/26	175
PHP	19,500,000	USD	332,384	State Street Bank and Trust Company	01/30/26	(2,310)
SGD	1,800,000	USD	1,386,674	State Street Bank and Trust Company	01/30/26	16,020
SGD	1,900,000	USD	1,483,384	Morgan Stanley Capital Services LLC	03/18/26	1,738
SGD	4,600,000	USD	3,599,893	Morgan Stanley Capital Services LLC	03/18/26	(4,336)
THB	16,600,000	USD	515,058	State Street Bank and Trust Company	01/30/26	12,623
THB	1,650,000	USD	52,510	Morgan Stanley Capital Services LLC	03/18/26	133
THB	103,950,000	USD	3,345,262	Morgan Stanley Capital Services LLC	03/18/26	(28,778)
TWD	168,170,898	USD	5,350,000	Morgan Stanley Capital Services LLC	01/21/26	4,943
TWD	81,417,280	USD	2,600,000	Morgan Stanley Capital Services LLC	01/21/26	(7,492)
TWD	17,900,000	USD	565,293	State Street Bank and Trust Company	01/30/26	4,143
TWD	86,500,000	USD	2,798,412	State Street Bank and Trust Company	01/30/26	(46,670)

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2025 (Unaudited)

Currency Purchased	Amount in Currency Purchased	Currency Sold	Amount in Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	1,600,000	COP	6,016,429,500	Morgan Stanley Capital Services LLC	01/21/26	$20,345
USD	500,000	COP	1,915,103,000	Morgan Stanley Capital Services LLC	01/21/26	(2,824)
USD	250,418	COP	970,700,000	State Street Bank and Trust Company	01/30/26	(3,100)
USD	1,550,000	IDR	25,858,960,000	Morgan Stanley Capital Services LLC	01/21/26	1,379
USD	15,400,000	IDR	257,697,700,000	Morgan Stanley Capital Services LLC	01/21/26	(32,791)
USD	226,752	RON	1,000,000	State Street Bank and Trust Company	04/30/26	(2,495)
USD	3,927,316	SGD	5,062,500	State Street Bank and Trust Company	01/30/26	(17,762)
USD	8,450,402	SGD	10,800,000	Morgan Stanley Capital Services LLC	03/18/26	8,661
USD	2,339,651	SGD	3,000,000	Morgan Stanley Capital Services LLC	03/18/26	(5,277)
USD	2,934,530	THB	94,800,000	State Street Bank and Trust Company	01/30/26	(78,972)
USD	5,947,321	THB	184,800,000	Morgan Stanley Capital Services LLC	03/18/26	51,351
USD	13,573,319	THB	427,350,000	Morgan Stanley Capital Services LLC	03/18/26	(61,116)
USD	3,350,000	TWD	105,627,449	Morgan Stanley Capital Services LLC	01/21/26	(13,416)
USD	11,681,422	TWD	359,100,000	State Street Bank and Trust Company	01/30/26	257,715
USD	2,142,000	XAG	42,000	Morgan Stanley Capital Services LLC	01/22/26	(841,728)
USD	2,142,000	XAG	42,000	J.P. Morgan Securities LLC	01/22/26	(841,728)
XAG	42,000	USD	2,142,000	J.P. Morgan Securities LLC	01/22/26	841,728
XAG	42,000	USD	2,142,000	Morgan Stanley Capital Services LLC	01/22/26	841,728
AUD	24,200,000	USD	16,069,484	Morgan Stanley Capital Services LLC	03/18/26	81,741
AUD	30,100,000	USD	20,148,201	Morgan Stanley Capital Services LLC	03/18/26	(59,301)
BRL	13,900,000	USD	2,564,257	State Street Bank and Trust Company	01/05/26	(27,645)
BRL	70,993,761	USD	12,750,000	Morgan Stanley Capital Services LLC	01/21/26	151,728
BRL	2,747,040	USD	500,000	Morgan Stanley Capital Services LLC	01/21/26	(779)
BRL	13,900,000	USD	2,511,156	State Street Bank and Trust Company	02/03/26	6,335
CAD	4,600,000	USD	3,352,502	Morgan Stanley Capital Services LLC	03/18/26	9,838
CAD	1,400,000	USD	1,027,371	Morgan Stanley Capital Services LLC	03/18/26	(4,050)
CHF	750,000	USD	952,344	Morgan Stanley Capital Services LLC	03/18/26	1,713
CHF	200,000	USD	255,874	Morgan Stanley Capital Services LLC	03/18/26	(1,459)
CLP	7,453,404,700	USD	8,200,000	Morgan Stanley Capital Services LLC	01/21/26	80,214
CNH	7,100,000	USD	1,001,570	State Street Bank and Trust Company	01/30/26	17,750
CNH	11,200,000	USD	1,600,902	Morgan Stanley Capital Services LLC	03/18/26	11,459
CZK	226,800,000	USD	10,980,369	Morgan Stanley Capital Services LLC	03/18/26	64,402
CZK	38,850,000	USD	1,893,182	Morgan Stanley Capital Services LLC	03/18/26	(1,254)
EUR	520,000	USD	610,041	Morgan Stanley Capital Services LLC	01/16/26	1,382
EUR	1,950,000	USD	2,297,098	Morgan Stanley Capital Services LLC	01/16/26	(4,264)
EUR	6,750,000	USD	7,937,432	Morgan Stanley Capital Services LLC	03/18/26	21,918
EUR	14,950,000	USD	17,669,231	Morgan Stanley Capital Services LLC	03/18/26	(40,749)
GBP	2,590,000	USD	3,395,076	State Street Bank and Trust Company	01/23/26	96,040
GBP	2,200,000	USD	2,954,693	Morgan Stanley Capital Services LLC	03/18/26	10,252
GBP	1,200,000	USD	1,620,687	Morgan Stanley Capital Services LLC	03/18/26	(3,443)
HUF	442,000,000	USD	1,313,954	State Street Bank and Trust Company	01/30/26	35,347
HUF	2,475,000,000	USD	7,474,771	Morgan Stanley Capital Services LLC	03/18/26	56,971
ILS	4,315,000	USD	1,325,439	State Street Bank and Trust Company	01/30/26	29,418
ILS	1,000,000	USD	313,227	Morgan Stanley Capital Services LLC	03/18/26	873
INR	2,169,498,029	USD	24,050,000	Morgan Stanley Capital Services LLC	01/21/26	42,980
INR	261,078,638	USD	2,900,000	Morgan Stanley Capital Services LLC	01/21/26	(638)
INR	54,600,000	USD	603,009	State Street Bank and Trust Company	01/30/26	2,861
INR	162,900,000	USD	1,835,406	State Street Bank and Trust Company	01/30/26	(27,779)
JPY	863,500,000	USD	5,536,995	Morgan Stanley Capital Services LLC	03/18/26	9,875

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2025 (Unaudited)

Currency Purchased	Amount in Currency Purchased	Currency Sold	Amount in Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
JPY	2,041,000,000	USD	13,162,589	Morgan Stanley Capital Services LLC	03/18/26	$(51,805)
KRW	7,042,545,935	USD	4,800,000	Morgan Stanley Capital Services LLC	01/21/26	79,854
KRW	4,758,102,340	USD	3,300,000	Morgan Stanley Capital Services LLC	01/21/26	(3,060)
KRW	2,033,000,000	USD	1,392,600	State Street Bank and Trust Company	01/30/26	16,490
KRW	594,100,000	USD	412,686	State Street Bank and Trust Company	01/30/26	(911)
MXN	4,400,000	USD	236,736	State Street Bank and Trust Company	01/30/26	7,020
MXN	65,550,000	USD	3,587,109	Morgan Stanley Capital Services LLC	03/18/26	27,288
MXN	209,950,000	USD	11,606,613	Morgan Stanley Capital Services LLC	03/18/26	(30,069)
NOK	8,200,000	USD	809,963	State Street Bank and Trust Company	01/30/26	3,610
NOK	30,586,566	USD	3,055,797	State Street Bank and Trust Company	01/30/26	(21,113)
NOK	70,400,000	USD	6,955,008	Morgan Stanley Capital Services LLC	03/18/26	27,453
NOK	68,750,000	USD	6,839,316	Morgan Stanley Capital Services LLC	03/18/26	(20,503)
NZD	21,700,000	USD	12,632,540	Morgan Stanley Capital Services LLC	03/18/26	(104,956)
PLN	2,000,000	USD	555,216	Morgan Stanley Capital Services LLC	03/18/26	1,669
PLN	23,800,000	USD	6,647,803	Morgan Stanley Capital Services LLC	03/18/26	(20,877)
SEK	11,900,000	USD	1,272,644	State Street Bank and Trust Company	01/30/26	21,632
SEK	3,500,000	USD	376,715	Morgan Stanley Capital Services LLC	03/18/26	4,893
SEK	7,000,000	USD	767,719	Morgan Stanley Capital Services LLC	03/18/26	(4,503)
TRY	114,500,000	USD	2,533,466	State Street Bank and Trust Company	01/30/26	77,556
TRY	96,700,000	USD	2,011,918	State Street Bank and Trust Company	04/30/26	47,985
USD	2,384,261	AUD	3,656,000	State Street Bank and Trust Company	01/23/26	(55,842)
USD	4,062,024	AUD	6,050,000	Morgan Stanley Capital Services LLC	03/18/26	24,223
USD	1,161,827	AUD	1,750,000	Morgan Stanley Capital Services LLC	03/18/26	(6,133)
USD	200,000	BRL	1,089,629	Morgan Stanley Capital Services LLC	01/21/26	1,982
USD	2,900,000	BRL	16,124,584	Morgan Stanley Capital Services LLC	01/21/26	(30,326)
USD	5,497,432	CAD	7,500,000	Morgan Stanley Capital Services LLC	03/18/26	15,354
USD	948,079	CAD	1,300,000	Morgan Stanley Capital Services LLC	03/18/26	(2,147)
USD	4,485,454	CHF	3,535,000	State Street Bank and Trust Company	01/30/26	11,057
USD	7,145,518	CHF	5,600,000	Morgan Stanley Capital Services LLC	03/18/26	21,892
USD	5,570,835	CHF	4,400,000	Morgan Stanley Capital Services LLC	03/18/26	(26,303)
USD	250,000	CLP	228,562,190	Morgan Stanley Capital Services LLC	01/21/26	(3,917)
USD	1,248,990	CLP	1,167,900,000	State Street Bank and Trust Company	01/30/26	(49,077)
USD	3,973,442	CNH	28,068,000	State Street Bank and Trust Company	01/30/26	(56,175)
USD	29,973,290	CNH	209,200,000	Morgan Stanley Capital Services LLC	03/18/26	(143,336)
USD	1,514,712	CZK	31,600,000	State Street Bank and Trust Company	01/30/26	(23,067)
USD	1,733,488	CZK	35,700,000	Morgan Stanley Capital Services LLC	03/18/26	(5,042)
USD	20,748,012	EUR	17,613,299	Morgan Stanley Capital Services LLC	01/16/26	38,078
USD	46,926	EUR	40,000	Morgan Stanley Capital Services LLC	01/16/26	(106)
USD	149,793	EUR	127,000	State Street Bank and Trust Company	01/23/26	415
USD	4,698,362	EUR	4,025,890	State Street Bank and Trust Company	01/23/26	(36,900)
USD	1,155,700	EUR	1,000,000	Citibank N.A.	02/24/26	(22,274)
USD	626,584	EUR	536,000	Citibank N.A.	03/09/26	(5,190)
USD	5,083,400	EUR	4,300,000	Morgan Stanley Capital Services LLC	03/18/26	13,001
USD	643,189	EUR	550,000	Morgan Stanley Capital Services LLC	03/18/26	(5,351)
USD	28,877,077	GBP	21,686,000	State Street Bank and Trust Company	01/23/26	(353,935)
USD	188,859	GBP	142,000	Citibank N.A.	01/28/26	(2,545)
USD	1,332,180	GBP	1,000,000	Citibank N.A.	03/10/26	(15,564)
USD	67,444	GBP	50,000	Morgan Stanley Capital Services LLC	03/18/26	58
USD	267,577	GBP	200,000	Morgan Stanley Capital Services LLC	03/18/26	(1,965)

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2025 (Unaudited)

Currency Purchased	Amount in Currency Purchased	Currency Sold	Amount in Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	1,244,773	HUF	412,500,000	Morgan Stanley Capital Services LLC	03/18/26	$(10,519)
USD	430,101	ILS	1,400,000	State Street Bank and Trust Company	01/30/26	(9,483)
USD	251,547	ILS	800,000	Morgan Stanley Capital Services LLC	03/18/26	267
USD	562,512	ILS	1,800,000	Morgan Stanley Capital Services LLC	03/18/26	(2,869)
USD	550,000	INR	49,509,399	Morgan Stanley Capital Services LLC	01/21/26	182
USD	750,000	INR	67,982,445	Morgan Stanley Capital Services LLC	01/21/26	(4,967)
USD	200,917	INR	17,900,000	State Street Bank and Trust Company	01/30/26	2,289
USD	6,621,979	JPY	1,028,350,000	Morgan Stanley Capital Services LLC	03/18/26	16,159
USD	700,000	KRW	1,026,126,000	Morgan Stanley Capital Services LLC	01/21/26	(11,013)
USD	5,800,330	KRW	8,264,600,000	State Street Bank and Trust Company	01/30/26	72,063
USD	261,891	KRW	384,400,000	State Street Bank and Trust Company	01/30/26	(4,540)
USD	1,619,735	MXN	29,450,000	Morgan Stanley Capital Services LLC	03/18/26	(4,125)
USD	617,282	NOK	6,300,000	State Street Bank and Trust Company	01/30/26	(7,781)
USD	605,260	NOK	6,050,000	Morgan Stanley Capital Services LLC	03/18/26	5,204
USD	271,719	NOK	2,750,000	Morgan Stanley Capital Services LLC	03/18/26	(1,034)
USD	5,983,734	NZD	10,300,000	Morgan Stanley Capital Services LLC	03/18/26	37,462
USD	1,182,006	NZD	2,050,000	Morgan Stanley Capital Services LLC	03/18/26	(1,476)
USD	250,898	PLN	900,000	State Street Bank and Trust Company	01/30/26	242
USD	298,048	PLN	1,100,000	State Street Bank and Trust Company	01/30/26	(8,308)
USD	13,268,831	PLN	47,600,000	Morgan Stanley Capital Services LLC	03/18/26	14,979
USD	12,944,876	PLN	46,600,000	Morgan Stanley Capital Services LLC	03/18/26	(30,532)
USD	4,753,541	SEK	44,409,723	State Street Bank and Trust Company	01/30/26	(76,585)
USD	5,956,402	SEK	54,500,000	Morgan Stanley Capital Services LLC	03/18/26	14,223
USD	2,282,057	SEK	21,000,000	Morgan Stanley Capital Services LLC	03/18/26	(7,590)
USD	1,271,021	ZAR	22,100,000	State Street Bank and Trust Company	01/30/26	(61,191)
USD	20,845,677	ZAR	350,100,000	Morgan Stanley Capital Services LLC	03/18/26	(188,410)
ZAR	123,300,000	USD	7,356,183	Morgan Stanley Capital Services LLC	03/18/26	51,708

Total Forward Foreign Currency Exchange Contacts Outstanding						$(209,899)

Centrally Cleared Credit Default Swaps on Single-Name Issuer (Buy Protection) — Outstanding at December 31, 2025

Reference Obligation	Financing Fee	Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid(Received)	Unrealized Appreciation (Depreciation)
China Government International Bonds	1.00	3M	6/20/30	Morgan Stanley Capital Services LLC	15,200,000 USD	$(375,006)	$(359,114)	$(15,892)
China Government International Bonds	1.00	3M	6/20/30	Morgan Stanley Capital Services LLC	8,900,000 USD	(219,576)	(210,271)	(9,305)
China Government International Bonds	1.00	3M	6/20/30	Morgan Stanley Capital Services LLC	3,000,000 USD	(74,015)	(72,443)	(1,572)

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2025 (Unaudited)

Reference Obligation	Financing Fee	Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
China Government International Bonds	1.00	3M	6/20/30	Morgan Stanley Capital Services LLC	1,800,000 USD	$(44,409)	$(43,466)	$(943)

Total Centrally Cleared Credit Default Swaps on Single-Name Issuer (Buy Protection)						$(713,006)	$(685,294)	$(27,712)

Centrally Cleared Credit Default Swaps on Index (Buy Protection) — Outstanding at December 31, 2025

Reference Obligation	Financing Fee	Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY.45	5.00%	3M	12/20/2030	Bank of America Securities, Inc.	500,000 USD	$(38,846)	$(38,705)	$(141)
CDX.EM.44	1.00%	3M	12/20/2030	Morgan Stanley Capital Services LLC	7,600,000 USD	79,733	160,360	(80,627)
CDX.EM.44	1.00%	3M	12/20/2030	Morgan Stanley Capital Services LLC	7,800,000 USD	81,831	164,580	(82,749)
CDX.EM.44	1.00%	3M	12/20/2030	Morgan Stanley Capital Services LLC	18,800,000 USD	197,233	394,800	(197,567)
CDX.EM.44	1.00%	3M	12/20/2030	Morgan Stanley Capital Services LLC	19,600,000 USD	205,626	411,600	(205,974)
CDX.EM.44	1.00%	3M	12/20/2030	Morgan Stanley Capital Services LLC	19,600,000 USD	205,626	413,560	(207,934)
CDX.EM.44	1.00%	3M	12/20/2030	Morgan Stanley Capital Services LLC	18,800,000 USD	197,233	396,680	(199,447)
iTraxx Asia Ex-Japan IG Series 44	1.00%	3M	12/20/2030	Morgan Stanley Capital Services LLC	10,800,000 USD	(175,014)	(175,907)	893
CDX.NA.HY.45	5.00%	3M	12/20/2030	Morgan Stanley Capital Services LLC	15,900,000 USD	(1,235,317)	(1,184,550)	(50,767)
CDX.NA.HY.45	5.00%	3M	12/20/2030	Morgan Stanley Capital Services LLC	27,400,000 USD	(2,128,785)	(2,041,300)	(87,485)
CDX.EM.44	1.00%	3M	12/20/2030	Morgan Stanley Capital Services LLC	9,000,000 USD	94,420	225,000	(130,580)
CDX.EM.44	1.00%	3M	12/20/2030	Morgan Stanley Capital Services LLC	11,000,000 USD	115,402	271,150	(155,748)
CDX.EM.44	1.00%	3M	12/20/2030	Morgan Stanley Capital Services LLC	9,000,000 USD	94,420	225,000	(130,580)

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2025 (Unaudited)

Reference Obligation	Financing Fee	Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.EM.44	1.00%	3M	12/20/2030	Morgan Stanley Capital Services LLC	10,000,000 USD	$104,911	$246,500	$(141,589)
CDX.EM.44	1.00%	3M	12/20/2030	Morgan Stanley Capital Services LLC	12,000,000 USD	125,894	296,400	(170,506)
CDX.EM.44	1.00%	3M	12/20/2030	Morgan Stanley Capital Services LLC	12,000,000 USD	125,894	296,400	(170,506)
CDX.EM.44	1.00%	3M	12/20/2030	Morgan Stanley Capital Services LLC	19,000,000 USD	199,331	453,150	(253,819)
CDX.EM.44	1.00%	3M	12/20/2030	Morgan Stanley Capital Services LLC	18,000,000 USD	188,840	429,300	(240,460)
CDX.EM.44	1.00%	3M	12/20/2030	Morgan Stanley Capital Services LLC	15,000,000 USD	157,367	354,000	(196,633)
CDX.EM.44	1.00%	3M	12/20/2030	Morgan Stanley Capital Services LLC	16,000,000 USD	167,858	377,600	(209,742)
CDX.EM.44	1.00%	3M	12/20/2030	Morgan Stanley Capital Services LLC	12,000,000 USD	125,893	283,799	(157,906)
CDX.EM.44	1.00%	3M	12/20/2030	Morgan Stanley Capital Services LLC	12,000,000 USD	125,893	283,800	(157,907)
CDX.EM.44	1.00%	3M	12/20/2030	Morgan Stanley Capital Services LLC	27,100,000 USD	284,309	585,360	(301,051)
CDX.EM.44	1.00%	3M	12/20/2030	Morgan Stanley Capital Services LLC	27,500,000 USD	288,506	610,500	(321,994)
iTraxx Europe Xover Series 44	5.00%	3M	12/20/2030	Morgan Stanley Capital Services LLC	27,000,000 EUR	(3,555,695)	(3,313,560)	(242,135)

Total Centrally Cleared Credit Default Swaps on Index (Buy Protection)						$(3,967,437)	$125,517	$(4,092,954)

Centrally Cleared Credit Default Swaps on Index (Sell Protection) — Outstanding at December 31, 2025

Reference Obligation	Financing Fee	Payment Frequency	Maturity Date	Counterparty	Rating[1]	Notional Amount2	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Itraxx Europe Main Series 44	1.00%	3M	12/20/2030	Bank of America Securities, Inc.	NR	42,300,000 EUR	$1,161,826	$2,328,030	$(1,166,204)
CDX.EM.44 V1	1.00%	3M	12/20/2030	Bank of America Securities, Inc.	NR	17,000,000 USD	(178,349)	(192,716)	14,367

Total Centrally Cleared Credit Default Swaps on Index (Sell Protection)							$983,477	$2,135,314	$(1,151,837)

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2025 (Unaudited)

OTC Credit Default Swaps on Single-Name Issuer (Buy Protection) — Outstanding at December 31, 2025

Reference Obligation	Financing Fee	Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Qatar Government International Bonds	1.00%	3M	06/20/2029	Goldman Sachs International	13,000,000 USD	$(358,889)	$(333,748)	$(25,141)
Qatar Government International Bonds	1.00%	3M	06/20/2029	Goldman Sachs International	7,000,000 USD	(193,248)	(179,711)	(13,537)
China Government International Bonds	1.00%	3M	12/20/2027	Citibank N.A.	23,700,000 USD	(316,006)	(411,703)	95,697
China Government International Bonds	1.00%	3M	12/20/2027	Citibank N.A.	13,800,000 USD	(184,004)	(239,726)	55,722
Industrial & Commercial Bank of China Ltd.	1.00%	3M	12/20/2027	Goldman Sachs International	2,200,000 USD	(33,319)	(37,174)	3,855
Industrial & Commercial Bank of China Ltd.	1.00%	3M	12/20/2027	Goldman Sachs International	3,800,000 USD	(57,552)	(64,210)	6,658
China Construction Bank Corp.	1.00%	3M	12/20/2027	Barclays Bank PLC	6,700,000 USD	(102,221)	(115,160)	12,939
China Construction Bank Corp.	1.00%	3M	12/20/2027	Barclays Bank PLC	11,400,000 USD	(173,929)	(195,944)	22,015
China Development Bank	1.00%	3M	12/20/2027	Morgan Stanley Capital Services LLC	3,600,000 USD	(52,229)	(60,307)	8,078
China Development Bank	1.00%	3M	12/20/2027	Morgan Stanley Capital Services LLC	2,200,000 USD	(31,918)	(36,855)	4,937
Bank of China Ltd.	1.00%	3M	12/20/2027	Goldman Sachs International	8,500,000 USD	(123,179)	(143,460)	20,281
Bank of China Ltd.	1.00%	3M	12/20/2027	Goldman Sachs International	4,800,000 USD	(69,560)	(81,013)	11,453
Turkiye Government International Bonds	1.00%	3M	06/20/2027	Goldman Sachs International	1,900,000 USD	(6,109)	82,827	(88,936)
Turkiye Government International Bonds	1.00%	3M	06/20/2027	Goldman Sachs International	1,100,000 USD	(3,537)	47,503	(51,040)
Turkiye Government International Bonds	1.00%	3M	12/20/2026	Goldman Sachs International	4,800,000 USD	(24,130)	26,878	(51,008)
Turkiye Government International Bonds	1.00%	3M	12/20/2026	Goldman Sachs International	8,300,000 USD	(41,725)	46,476	(88,201)
Turkiye Government International Bonds	1.00%	3M	06/20/2027	Goldman Sachs International	3,300,000 USD	(10,610)	82,887	(93,497)
Turkiye Government International Bonds	1.00%	3M	12/20/2026	Goldman Sachs International	4,800,000 USD	(24,130)	29,986	(54,116)
Turkiye Government International Bonds	1.00%	3M	12/20/2026	Goldman Sachs International	8,200,000 USD	(41,223)	51,225	(92,448)
Turkiye Government International Bonds	1.00%	3M	06/20/2027	Goldman Sachs International	2,000,000 USD	(6,430)	48,248	(54,678)
Turkiye Government International Bonds	1.00%	3M	12/20/2026	Goldman Sachs International	3,400,000 USD	(17,092)	29,855	(46,947)
Turkiye Government International Bonds	1.00%	3M	12/20/2026	Goldman Sachs International	5,800,000 USD	(29,158)	50,928	(80,086)
Republic of Peru	1.00%	3M	06/20/2030	JP Morgan Chase & Co.	4,215,000 USD	(64,039)	(15,734)	(48,305)
Republic of Peru	1.00%	3M	06/20/2030	JP Morgan Chase Bank N.A.	7,206,000 USD	(109,481)	(26,898)	(82,583)
Mexico Government International Bonds	1.00%	3M	06/20/2030	Goldman Sachs International	11,800,000 USD	(93,091)	179,194	(272,285)

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2025 (Unaudited)

Reference Obligation	Financing Fee	Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Saudi Government International Bonds	1.00%	3M	06/20/2035	Goldman Sachs International	19,900,000 USD	$46,953	$509,698	$(462,745)
Saudi Government International Bonds	1.00%	3M	06/20/2035	Goldman Sachs International	11,600,000 USD	27,370	297,111	(269,741)
Mexico Government International Bonds	1.00%	3M	06/20/2030	Morgan Stanley Capital Services LLC	6,900,000 USD	(54,435)	123,654	(178,089)
Saudi Government International Bonds	1.00%	3M	06/20/2035	Goldman Sachs International	10,200,000 USD	24,066	177,102	(153,036)
Saudi Government International Bonds	1.00%	3M	06/20/2035	Goldman Sachs International	17,500,000 USD	41,291	303,852	(262,561)
Mexico Government International Bonds	1.00%	3M	06/20/2030	Citibank N.A.	4,900,000 USD	(38,657)	95,668	(134,325)
Mexico Government International Bonds	1.00%	3M	06/20/2030	Citibank N.A.	2,800,000 USD	(22,089)	54,668	(76,757)
Mexico Government International Bonds	1.00%	3M	06/20/2030	JP Morgan Chase & Co.	2,400,000 USD	(18,934)	46,591	(65,525)
Mexico Government International Bonds	1.00%	3M	06/20/2030	JP Morgan Chase Bank N.A.	4,000,000 USD	(31,556)	77,652	(109,208)
Republic of South Africa	1.00%	3M	06/20/2030	Goldman Sachs International	10,100,000 USD	87,744	478,176	(390,432)
Republic of South Africa	1.00%	3M	06/20/2030	Goldman Sachs International	5,900,000 USD	51,257	279,331	(228,074)
Mexico Government International Bonds	1.00%	3M	06/20/2030	Barclays Bank PLC	2,800,000 USD	(22,089)	8,113	(30,202)
Mexico Government International Bonds	1.00%	3M	06/20/2030	Barclays Bank PLC	1,700,000 USD	(13,411)	4,926	(18,337)

Total OTC Credit Default Swaps on Single-Name Issuer (Buy Protection)						$(2,089,299)	$1,190,906	$(3,280,205)

OTC Credit Default Swaps on Single-Name Issuer (Sell Protection) — Outstanding at December 31, 2025

Reference Obligation	Financing Fee	Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid(Received)	Unrealized Appreciation (Depreciation)
Oracle Corp.	1.00%	3M	12/20/2030	Morgan Stanley Capital Services LLC	2,000,000 USD	$(38,582)	$(11,918)	$(26,664)
Oracle Corp.	1.00%	3M	12/20/2030	Citibank N.A.	4,000,000 USD	(77,165)	(18,991)	(58,174)
Oracle Corp.	1.00%	3M	12/20/2030	Bank Of America Merrill Lynch	4,000,000 USD	(77,164)	(19,876)	(57,288)

Total OTC Credit Default Swaps on Single-Name Issuer (Sell Protection)						$(192,911)	$(50,785)	$(142,126)

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2025 (Unaudited)

OTC Credit Default Swaps on Index (Sell Protection) — Outstanding at December 31, 2025

Reference Obligation	Financing Fee	Payment Frequency	Maturity Date	Counterparty	Rating[1]	Notional Amount[2]	Market Value	Upfront Premium Paid(Received)	Unrealized Appreciation (Depreciation)
CMBX.NA.A.8	2.00%	M	10/17/2057	Goldman Sachs International	A	432,000 USD	$(13,014)	$(3,376)	$(9,638)
CMBX.NA.BBB-.10	3.00%	M	11/17/2059	Goldman Sachs International	BBB	5,052,000 USD	(1,107,927)	(207,050)	(900,877)

Total OTC Credit Default Swaps on Index (Sell Protection)							$(1,120,941)	$(210,426)	$(910,515)

1	Using the higher of S&P’s or Moody’s rating. NR represents a security that is not rated.
2	The maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

OTC Total Return Swaps Outstanding at December 31, 2025

Reference Instrument	Termination Date[1]	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)

Buys
3M Co.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	991,462 USD	$(2,685)
Abbott Laboratories	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	1,309,968 USD	942
AbbVie, Inc.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	508,175 USD	673
Academy Sports & Outdoors, Inc.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	257,546 USD	(3,199)
ACI Worldwide, Inc.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	414,697 USD	(2,909)
ACM Research, Inc.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	470,621 USD	(15,684)
ADMA Biologics, Inc.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	1,010 USD	(7)
Adtalem Global Education, Inc.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	1,145,841 USD	(1,566)
Advance Auto Parts, Inc.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	647,585 USD	(7,309)
Advanced Energy Industries, Inc.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	89,601 USD	(2,503)
Advanced Micro Devices, Inc.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	247,960 USD	(1,247)
AerCap Holdings NV	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	349,195 USD	(4,602)
Agilent Technologies, Inc.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	452,297 USD	(4,899)
Agilysys, Inc.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	161,938 USD	(1,861)
Agree Realty Corp.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	251,484 USD	(2,692)
Air Products & Chemicals, Inc.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	512,125 USD	4,147
Alarm.com Holdings, Inc.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	26,140 USD	(630)
Algonquin Power & Utilities Corp.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	283,662 USD	(1,377)
Allegro.eu S.A.	01/21/26	M	3.46%	Morgan Stanley Capital Services LLC	3,215,722 PLN	1,736
Allied Gold Corp.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	1,461,682 USD	(100,459)
Ally Financial, Inc.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	238,475 USD	(1,608)
Alnylam Pharmaceuticals, Inc.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	436,531 USD	(7,069)
Alphabet, Inc.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	4,721,646 USD	32,824
Alphatec Holdings, Inc.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	1,983,485 USD	26,951
Altria Group, Inc.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	1,367,204 USD	(2,738)
Amazon.com, Inc.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	5,100,113 USD	(35,922)
Amcor PLC	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	452,338 USD	(3,287)
Amentum Holdings, Inc.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	1,538,917 USD	(31,439)
Ameren Corp.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	656,237 USD	1,241
American Tower Corp.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	768,170 USD	6,270
American Water Works Co., Inc.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	943,727 USD	(7,651)
Ameris Bancorp.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	1,060,112 USD	(30,804)

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2025 (Unaudited)

Reference Instrument	Termination Date[1]	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Amneal Pharmaceuticals, Inc.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	47,254 USD	$(1,138)
Amphenol Corp.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	85,917 USD	(643)
Antero Resources Corp.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	663,961 USD	16,589
API Group Corp.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	403,400 USD	(12,268)
Apollo Global Management, Inc.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	547,063 USD	(10,727)
Apple, Inc.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	3,797,207 USD	(17,266)
Applied Digital Corp.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	1,612,735 USD	(134,400)
Applied Materials, Inc.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	371,420 USD	(2,897)
AppLovin Corp.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	1,546,429 USD	(126,016)
AptarGroup, Inc.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	280,096 USD	(1,905)
Aramark	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	501,082 USD	(12,503)
ArcelorMittal SA	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	786,048 USD	8,237
ARES Capital Corp.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	437,123 USD	2,009
Argenx SE	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	2,556 USD	(33)
Aris Mining Corp.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	1,010,429 USD	(24,456)
ARM Holdings PLC	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	851,414 USD	(22,297)
Armstrong World Industries, Inc.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	323,205 USD	3,194
Arthur J Gallagher & Co.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	734,087 USD	(1,711)
Ascendis Pharma A/S	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	482,598 USD	8,921
ASML Holding NV	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	804,225 USD	5,659
Associated Banc-Corp.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	493,173 USD	(13,007)
Assurant, Inc.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	397,650 USD	(2,415)
Atkore, Inc.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	128,462 USD	(1,140)
Atlanta Braves Holdings, Inc.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	640,485 USD	(2,737)
Atlantic Union Bankshares Corp.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	964,463 USD	(19,094)
Atmos Energy Corp.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	203,287 USD	(1,293)
Atmus Filtration Technologies, Inc.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	875,715 USD	(20,290)
Automatic Data Processing, Inc.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	214,492 USD	(2,020)
Avient Corp.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	960,774 USD	(4,705)
Axon Enterprise, Inc.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	180,210 USD	(1,312)
Axsome Therapeutics, Inc.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	107,241 USD	19,511
AZZ, Inc.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	701,075 USD	(12,550)
Baidu, Inc.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	1,057,709 USD	43,624
Banco BBVA Argentina SA	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	93,384 USD	(288)
Bancorp, Inc. (The)	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	414,876 USD	(9,959)
Barrick Mining Corp.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	999,395 USD	(39,248)
Bath & Body Works, Inc.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	1,623,959 USD	57,439
Baxter International, Inc.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	1,200,980 USD	7,402
Becton Dickinson & Co.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	189,418 USD	(2,528)
BellRing Brands, Inc.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	24,954 USD	39
BeOne Medicines Ltd.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	965,275 USD	(21,945)
Best Buy Co., Inc.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	249,601 USD	(3,433)
BGC Group, Inc.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	358,755 USD	(4,618)
BigBear.ai Holdings, Inc.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	230,866 USD	(5,546)
Bill Holdings, Inc.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	1,101,917 USD	(17,171)
Biogen, Inc.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	284,237 USD	2,099
Bitdeer Technologies Group	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	411,745 USD	(159)
BKV Corp.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	113,062 USD	(1,367)
Bloom Energy Corp.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	402,438 USD	(23,424)

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2025 (Unaudited)

Reference Instrument	Termination Date[1]	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Blue Owl Capital Corp.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	770,342 USD	$(16,338)
Blue Owl Capital, Inc.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	35,880 USD	(218)
Boise Cascade Co.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	167,885 USD	(1,329)
Boot Barn Holdings, Inc.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	186,534 USD	(12,005)
Booz Allen Hamilton Holding Corp.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	300,790 USD	(3,843)
BorgWarner, Inc.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	151,736 USD	(1,236)
Boston Scientific Corp.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	1,028,145 USD	(11,237)
BP PLC	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	1,708,680 USD	22,298
BP PLC	01/21/26	M	4.23%	Morgan Stanley Capital Services LLC	205,828 GBP	3,247
Braze, Inc.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	178,441 USD	(2,430)
Bridgebio Pharma, Inc.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	78,800 USD	1,208
Brightstar Lottery PLC	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	1,052,207 USD	(7,028)
British American Tobacco PLC	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	1,940,390 USD	(3,250)
Broadcom, Inc.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	1,377,556 USD	(7,692)
Brookfield Corp.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	663,785 USD	(4,713)
Brunswick Corp.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	799,851 USD	(22,558)
Bullish	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	57,323 USD	(2,071)
Bunge Global SA	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	502,848 USD	(3,911)
BWX Technologies, Inc.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	660,614 USD	(14,366)
CAE, Inc.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	287,283 USD	(7,541)
California Resources Corp.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	416,751 USD	10,587
Calix, Inc.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	385,614 USD	(17,750)
Cameco Corp.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	624,219 USD	(1,355)
Campbell’s Co.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	80,337 USD	(629)
Canadian National Railway Co.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	771,894 USD	1,508
Canadian Natural Resources Ltd.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	205,538 USD	8,699
Canadian Pacific Kansas City Ltd.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	1,002,423 USD	(10,921)
Capital One Financial Corp.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	3,369,738 USD	(46,982)
CareTrust REIT, Inc.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	125,657 USD	(1,375)
Caris Life Sciences, Inc.	01/21/26	M	3.64%	Morgan Stanley Capital Services LLC	584,263 USD	(24,455)
CarMax, Inc.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	247,041 USD	(3,996)
Carpenter Technology Corp.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	1,474,301 USD	(49,020)
CCC Intelligent Solutions Holdings, Inc.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	740,529 USD	(9,304)
Celcuity, Inc.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	830,227 USD	(9,068)
Celestica, Inc.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	850,454 USD	(25,702)
Cemex SAB de CV	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	968,177 USD	(21,011)
Cencora, Inc.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	208,778 USD	(1,400)
Cenovus Energy, Inc.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	350,785 USD	3,469
Century Aluminum Co.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	125,509 USD	(1,857)
CF Industries Holdings, Inc.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	194,349 USD	(226)
CH Robinson Worldwide, Inc.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	134,137 USD	(3,439)
Chagee Holdings Ltd.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	690,184 USD	(5,072)
Charter Communications, Inc.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	133,714 USD	(532)
Cheniere Energy, Inc.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	9,959,347 USD	264,012
Chevron Corp.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	1,138,432 USD	18,208
Chipotle Mexican Grill, Inc.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	443,863 USD	(2,120)
Chord Energy Corp.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	308,746 USD	3,653
Ciena Corp.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	706,592 USD	(9,426)

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2025 (Unaudited)

Reference Instrument	Termination Date[1]	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Citigroup, Inc.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	840,630 USD	$(9,213)
Citizens Financial Group, Inc.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	419,269 USD	(3,799)
Clear Secure, Inc.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	224,286 USD	(1,808)
Cleveland-Cliffs, Inc.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	267,509 USD	(3,250)
Clorox Co.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	289,309 USD	1,081
Cloudflare, Inc.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	343,906 USD	(8,357)
CME Group, Inc.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	765,780 USD	(336)
Coca-Cola Co.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	244,120 USD	(1,043)
Coherent Corp.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	452,040 USD	(8,149)
Colgate-Palmolive Co.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	675,499 USD	(2,565)
Columbia Banking System, Inc.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	116,051 USD	(4,279)
Commercial Metals Co.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	170,788 USD	(1,822)
CommScope Holding Co., Inc.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	228,287 USD	(2,097)
Compass, Inc.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	28,846 USD	(148)
CompoSecure, Inc.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	24,299 USD	52
Conagra Brands, Inc.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	31,482 USD	91
Concentra Group Holdings Parent, Inc.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	441,638 USD	(1,849)
Concentrix Corp.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	79,184 USD	(473)
Copart, Inc.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	594,685 USD	(4,499)
Core Scientific, Inc.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	130,457 USD	(10,162)
Corning, Inc.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	1,502,691 USD	(16,973)
Corteva, Inc.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	1,241,160 USD	(2,110)
Coupang, Inc.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	2,168,981 USD	(30,359)
CRH PLC	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	411,351 USD	(4,628)
Crown Castle, Inc.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	379,069 USD	4,049
CSX Corp.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	262,268 USD	(1,776)
Cummins, Inc.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	304,888 USD	(4,233)
Customers Bancorp, Inc.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	393,346 USD	(11,294)
CVS Health Corp.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	2,169,104 USD	8,614
Cytokinetics, Inc.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	239,885 USD	(5,804)
Danaher Corp.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	1,748,592 USD	2,647
Datadog, Inc.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	394,245 USD	(4,362)
Dave, Inc.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	938,315 USD	14,634
Deere & Co.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	685,839 USD	(6,573)
Delta Air Lines, Inc.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	67,377 USD	10
Dexcom, Inc.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	1,373,292 USD	(19,941)
Dick’s Sporting Goods, Inc.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	172,255 USD	(1,209)
Diebold Nixdorf, Inc.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	50,969 USD	(120)
Digital Garage, Inc.	01/21/26	M	1.23%	Morgan Stanley Capital Services LLC	230,796,984 JPY	(15,095)
Digital Realty Trust, Inc.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	6,256 USD	(67)
Dlocal Ltd.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	553,877 USD	(8,186)
DNOW, Inc.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	174,222 USD	(3,018)
Docusign, Inc.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	366,286 USD	(3,766)
Dollar Tree, Inc.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	101,667 USD	432
Dow, Inc.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	289,260 USD	(494)
Driven Brands Holdings, Inc.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	1,505,924 USD	(25,851)
DT Midstream, Inc.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	323,780 USD	433
DT Midstream, Inc.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	2,152,914 USD	2,882

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2025 (Unaudited)

Reference Instrument	Termination Date[1]	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Duke Energy Corp.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	744,723 USD	$(3,370)
D-Wave Quantum, Inc.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	31,063 USD	(5,829)
Dycom Industries, Inc.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	59,703 USD	(1,584)
Eastman Chemical Co.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	946,772 USD	4,040
Eaton Corp. PLC	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	124,817 USD	(917)
eBay, Inc.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	261,048 USD	3,039
EchoStar Corp.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	1,276,074 USD	(2,110)
Ecolab, Inc.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	85,294 USD	(1,550)
Edison International	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	754,732 USD	(6,043)
Edwards Lifesciences Corp.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	37,294 USD	(552)
Element Solutions, Inc.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	243,399 USD	(6,144)
Elevance Health, Inc.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	470,273 USD	8,578
Enbridge, Inc.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	8,717,451 USD	186,151
Energy Transfer LP	01/21/26	M	4.52%	Morgan Stanley Capital Services LLC	3,927,306 USD	45,778
Energy Transfer LP	01/21/26	M	5.24%	Morgan Stanley Capital Services LLC	1,263,981 USD	8,388
EnerSys	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	398,784 USD	(4,467)
Enova International, Inc.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	1,243,489 USD	(53,327)
Enpro, Inc.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	764,124 USD	(16,382)
Entergy Corp.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	1,341,102 USD	1,722
Enterprise Products Partners LP	01/21/26	M	4.44%	Morgan Stanley Capital Services LLC	10,135,886 USD	6,327
Equifax, Inc.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	542,507 USD	(8,954)
Equitable Holdings, Inc.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	305,760 USD	(3,040)
ERO Copper Corp.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	125,564 USD	6,833
Establishment Labs Holdings, Inc.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	235,848 USD	(10,212)
Etoro Group Ltd.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	529,895 USD	(8,391)
Evergy, Inc.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	165,503 USD	137
Everus Construction Group, Inc.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	120,973 USD	(5,981)
Expedia Group, Inc.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	103,203 USD	(645)
Extra Space Storage, Inc.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	842,694 USD	(6,812)
Fair Isaac & Co., Inc.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	756,663 USD	(22,934)
Ferguson Enterprises, Inc.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	1,554,200 USD	(46,773)
First Horizon Corp.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	1,209,855 USD	(9,908)
First Interstate BancSystem, Inc.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	740,883 USD	(23,521)
First Solar, Inc.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	2,677,489 USD	(192,930)
Floor & Decor Holdings, Inc.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	41,340 USD	(1,761)
Flowers Foods, Inc.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	279,343 USD	(1,240)
Flowserve Corp.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	755,324 USD	(20,729)
Fluor Corp.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	562,204 USD	(12,576)
Ford Motor Co.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	888,807 USD	(21,286)
Fortinet, Inc.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	110,350 USD	(1,320)
Fortune Brands Innovations, Inc.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	4,512 USD	(61)
Four Corners Property Trust, Inc.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	340,434 USD	(5,995)
Fox Corp.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	1,306,138 USD	(10,169)
Franklin Resources, Inc.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	295,649 USD	(3,809)
Freeport-McMoRan, Inc.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	406,897 USD	(3,269)
Gaming and Leisure Properties, Inc.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	741,252 USD	(5,252)
Gartner, Inc.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	493,907 USD	3,589
GATX Corp.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	286,305 USD	(3,921)
GDS Holdings Ltd.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	457,568 USD	(1,076)

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2025 (Unaudited)

Reference Instrument	Termination Date[1]	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
GE HealthCare Technologies, Inc.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	545,526 USD	$(12,478)
General Electric Co.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	3,359,149 USD	(58,916)
General Mills, Inc.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	61,146 USD	(1,161)
General Motors Co.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	2,459,610 USD	(43,593)
Genpact Ltd.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	400,043 USD	(7,559)
Genworth Financial, Inc.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	312,286 USD	(3,216)
Gildan Activewear, Inc.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	745,616 USD	(8,026)
Gitlab, Inc.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	2,092,094 USD	(40,779)
Global-e Online Ltd.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	745,953 USD	(4,881)
Goldman Sachs Group, Inc.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	1,016,430 USD	(13,490)
Golub Capital BDC, Inc.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	615,580 USD	2,534
Grab Holdings Ltd.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	333,062 USD	(11,861)
Graham Holdings Co.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	740,125 USD	(6,260)
GRAIL, Inc.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	946,754 USD	(12,453)
Grand Canyon Education, Inc.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	1,021,096 USD	(7,270)
Granite Construction, Inc.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	776,092 USD	(12,128)
Graphic Packaging Holding Co.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	62,463 USD	(867)
GS Equity Index Swap - CSIN0852	01/21/26	M	9.63%	Goldman Sachs International	20,135,841 USD	639,744
GS Japan Regional Bank Index	01/21/26	M	1.08%	Goldman Sachs & Co.	967,811,039 JPY	83,556
Guidewire Software, Inc.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	995,517 USD	(8,960)
GXO Logistics, Inc.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	807,400 USD	(12,273)
Haleon PLC	01/21/26	M	4.23%	Morgan Stanley Capital Services LLC	6,375 GBP	33
Hanover Insurance Group, Inc.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	117,035 USD	(1,890)
HCA Healthcare, Inc.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	320,980 USD	(3,516)
HealthEquity, Inc.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	87,266 USD	(878)
Hesai Group	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	374,764 USD	(6,844)
HF Sinclair Corp.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	84,457 USD	(960)
Highwoods Properties, Inc.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	125,429 USD	1,425
Hormel Foods Corp.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	631,925 USD	(10,084)
Hubbell, Inc.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	90,657 USD	(1,391)
Hudbay Minerals, Inc.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	400,035 USD	2,265
Huron Consulting Group, Inc.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	215,874 USD	(7,345)
IAMGOLD Corp.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	687,874 USD	(35,809)
ICON PLC	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	714,226 USD	4,815
IDACORP, Inc.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	17,842 USD	(124)
Illumina, Inc.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	353,770 USD	(16,557)
Immunovant, Inc.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	1,196,437 USD	(28,871)
Impinj, Inc.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	215,032 USD	6,134
Indivior PLC	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	1,208,967 USD	(5,408)
Ingredion, Inc.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	311,873 USD	(2,814)
Insight Enterprises, Inc.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	155,391 USD	2,090
Intercontinental Exchange, Inc.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	936,201 USD	1,871
InterDigital, Inc.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	621,952 USD	(19,259)
International Flavors & Fragrances, Inc.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	396,689 USD	3,944
International Paper Co.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	366,694 USD	933
International Seaways, Inc.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	118,389 USD	(510)
Intuit, Inc.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	1,171,704 USD	(19,756)
Intuitive Surgical, Inc.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	1,627,182 USD	(32,312)

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2025 (Unaudited)

Reference Instrument	Termination Date[1]	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
IonQ, Inc.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	291,108 USD	$(3,043)
IREN Energy Ltd.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	123,423 USD	(1,992)
Itron, Inc.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	13,861 USD	(211)
James Hardie Industries PLC	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	477,258 USD	(3,369)
JD.com, Inc.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	651,268 USD	(7,843)
Johnson & Johnson	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	39,183 USD	(70)
Jones Lang LaSalle, Inc.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	725,773 USD	(7,746)
JPMorgan Chase & Co.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	1,835,416 USD	(5,207)
Kaspi.KZ JSC	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	1,080,663 USD	(10,125)
KBR, Inc.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	564,734 USD	(3,140)
KE Holdings, Inc.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	271,435 USD	(5,753)
Kemper Corp.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	357,854 USD	(2,967)
Keurig Dr. Pepper, Inc.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	975,180 USD	(6,706)
KeyCorp.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	504,432 USD	(2,529)
Kimberly-Clark Corp.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	105,233 USD	(711)
Kinder Morgan, Inc.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	958,464 USD	18,036
Kinder Morgan, Inc.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	3,795,766 USD	84,695
Kiniksa Pharmaceuticals International PLC	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	13,254 USD	111
Kirby Corp.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	100,255 USD	(983)
KLA Corp.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	179,746 USD	(4,775)
Klaviyo, Inc.	01/21/26	M	3.64%	Citibank N.A.	101,077 USD	(2,401)
Knight-Swift Transportation Holdings, Inc.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	282,682 USD	(1,677)
Kontoor Brands, Inc.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	347,824 USD	(5,659)
Kraft Heinz Co., (The)	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	184,292 USD	(1,593)
KraneShares CSI China Internet ETF	01/21/26	M	4.39%	Morgan Stanley Capital Services LLC	8,992,064 USD	(183,670)
Kulicke & Soffa Industries, Inc.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	587,901 USD	(9,198)
Lamar Advertising Co.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	231,413 USD	(1,670)
Lamb Weston Holdings, Inc.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	466,274 USD	(1,631)
Landbridge Co. LLC	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	152,771 USD	(12,905)
Landbridge Co. LLC	01/21/26	M	3.94%	Citibank N.A.	59,868 USD	(1,472)
Laureate Education, Inc.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	259,363 USD	(2,191)
LCI Industries	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	376,101 USD	(5,408)
Legend Biotech Corp.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	392,212 USD	(5,196)
Leidos Holdings, Inc.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	133,033 USD	(2,603)
Liberty Broadband Corp.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	1,724,845 USD	17,610
Liberty Global Ltd.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	97,405 USD	(810)
Liberty Media Corp.,-Liberty Formula One	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	799,764 USD	7,230
Life360, Inc.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	81,809 USD	(1,955)
Ligand Pharmaceuticals, Inc.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	406,298 USD	(9,251)
Lineage, Inc.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	1,544,229 USD	(379)
Liquidia Corp.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	207,532 USD	891
Littelfuse, Inc.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	363,767 USD	(5,127)
L’Oreal SA	01/21/26	M	2.43%	Morgan Stanley Capital Services LLC	223,510 EUR	(787)
Louisiana-Pacific Corp.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	666,819 USD	(13,309)
LPL Financial Holdings, Inc.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	430,289 USD	(3,114)
Lumen Technologies, Inc.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	335,893 USD	(1,643)

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2025 (Unaudited)

Reference Instrument	Termination Date[1]	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Lumentum Holdings, Inc.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	1,076,584 USD	$(41,583)
LVMH Moet Hennessy Louis Vuitton SE	01/21/26	M	2.43%	Morgan Stanley Capital Services LLC	132,178 EUR	2,949
LyondellBasell Industries NV	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	374,350 USD	(2,576)
MACOM Technology Solutions Holdings, Inc.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	71,653 USD	(1,599)
Madison Square Garden Entertainment Corp.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	30,087 USD	92
Manhattan Associates, Inc.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	201,453 USD	(1,626)
MarketAxess Holdings, Inc.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	1,028,888 USD	(4,101)
MasTec, Inc.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	1,557,242 USD	(38,478)
Mastercard, Inc.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	2,809,332 USD	(24,579)
Materion Corp.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	638,932 USD	(17,456)
Maximus, Inc.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	466,895 USD	(10,263)
McDonald’s Corp.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	1,025,185 USD	(34,333)
McGrath RentCorp	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	678,130 USD	(15,602)
McKesson Corp.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	1,149,495 USD	(2,730)
MDU Resources Group, Inc.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	211,522 USD	543
MediaTek, Inc.	01/21/26	M	4.09%	Morgan Stanley Capital Services LLC	44,432 USD	973
Medtronic PLC	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	70,414 USD	(483)
MercadoLibre, Inc.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	921,028 USD	3,517
Merck & Co., Inc.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	492,645 USD	(4,133)
Mercury General Corp.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	856,608 USD	(5,553)
Mercury Systems, Inc.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	286,870 USD	(2,496)
Meritage Homes Corp.	01/21/26	M	3.64%	Citibank N.A.	360,990 USD	(11)
Meta Platforms, Inc.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	4,393,561 USD	(18,484)
Methanex Corp.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	432,022 USD	(10,195)
Mettler-Toledo International, Inc.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	72,033 USD	(929)
MGE Energy, Inc.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	101,319 USD	78
MGM Resorts International	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	943,556 USD	(26,636)
Miami International Holdings, Inc.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	667,017 USD	(25,593)
Microsoft Corp.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	5,134,580 USD	(22,717)
Millrose Properties, Inc.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	1,414,539 USD	15,816
MINISO Group Holding Ltd.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	2,368,627 USD	(95,696)
Mirion Technologies, Inc.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	102,716 USD	(1,682)
MKS, Inc.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	5,505 USD	(72)
Mobileye Global, Inc.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	21,645 USD	(358)
Modine Manufacturing Co.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	3,563 USD	(92)
Molina Healthcare, Inc.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	327,196 USD	19,710
Monday.com Ltd.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	1,051,203 USD	6,360
Moog, Inc.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	147,802 USD	(1,672)
Morningstar, Inc.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	68,861 USD	(191)
Mosaic Co., (The)	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	264,874 USD	(1,016)
Motorola Solutions, Inc.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	424,316 USD	(748)
MPLX LP	01/21/26	M	4.48%	Morgan Stanley Capital Services LLC	9,124,255 USD	(66,192)
MS Alpha Swap	01/21/26	M	0.20%	Morgan Stanley Capital Services LLC	151,726,708 USD	(2,352,171)
MS Alpha Swap	01/21/26	M	0.30%	Morgan Stanley Capital Services LLC	134,787,483 USD	1,072,921
MS Alpha Swap	01/21/26	M	0.30%	Morgan Stanley Capital Services LLC	100,152,900 USD	1,307,421
MS Alpha Swap	01/21/26	M	0.75%	Morgan Stanley Capital Services LLC	176,899,066 USD	452,914

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2025 (Unaudited)

Reference Instrument	Termination Date[1]	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
MS Alpha Swap	01/21/26	M	4.29%	Morgan Stanley Capital Services LLC	180,170,624 USD	$1,473,624
Nasdaq, Inc.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	192,150 USD	(998)
National Fuel Gas Co.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	673,991 USD	(15,258)
National Health Investors, Inc.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	596,278 USD	(9,299)
National Storage Affiliates Trust	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	435,354 USD	(3,741)
Navitas Semiconductor Corp.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	58,286 USD	(5,607)
NCR Atleos Corp.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	686,337 USD	(10,190)
Nebius Group NV	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	397,918 USD	(30,536)
Nelnet, Inc.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	649,698 USD	(31,035)
Netflix, Inc.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	2,607,606 USD	3,610
Newmont Corp.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	498,708 USD	(20,127)
News Corp.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	1,136,751 USD	(8,758)
NextEra Energy, Inc.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	1,037,126 USD	1,376
NiSource, Inc.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	379,774 USD	869
Noble Corp., PLC	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	126,603 USD	(625)
Northern Trust Corp.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	594,035 USD	(10,659)
Norwegian Cruise Line Holdings Ltd.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	379,024 USD	(1,860)
NU Holdings Ltd.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	430,609 USD	(2,986)
Nucor Corp.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	479,983 USD	(3,865)
Nuvalent, Inc.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	488,760 USD	1,818
NVIDIA Corp.	01/21/26	M	3.94%	Bank Of America Merrill Lynch	241,369 USD	3,692
NVIDIA Corp.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	2,291,228 USD	29,765
Ocular Therapeutix, Inc.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	401,009 USD	(23,795)
Oklo, Inc.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	112,009 USD	(11,975)
ON Semiconductor Corp.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	236,567 USD	(473)
OneMain Holdings, Inc.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	465,391 USD	(9,226)
ONEOK, Inc.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	1,103,824 USD	1,469
Option Care Health, Inc.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	308,057 USD	(2,870)
OR Royalties, Inc.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	608,734 USD	(19,030)
Oracle Corp.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	283,287 USD	(4,955)
O’Reilly Automotive, Inc.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	1,041,786 USD	(5,275)
Ormat Technologies, Inc.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	463,433 USD	(6,861)
OSI Systems, Inc.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	683,565 USD	(48,210)
Outfront Media, Inc.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	497,704 USD	(4,908)
Ovintiv, Inc.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	432,893 USD	3,448
Pagseguro Digital Ltd.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	613,600 USD	(5,055)
Pampa Energia SA	01/21/26	M	3.64%	Citibank N.A.	506,952 USD	3,220
Pan American Silver Corp.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	222,161 USD	(7,979)
Parsons Corp.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	350,659 USD	(2,663)
Paycom Software, Inc.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	461,387 USD	(3,705)
PayPal Holdings, Inc.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	724,247 USD	(9,151)
PDD Holdings, Inc.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	580,335 USD	4,077
PennyMac Financial Services, Inc.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	303,498 USD	(3,562)
PG&E Corp.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	1,620,277 USD	5,428
Pilgrim’s Pride Corp.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	420,906 USD	(4,805)
Ping An Insurance Group Co. of China Ltd.	01/21/26	M	3.64%	Citibank N.A.	488,726 USD	(1,868)
Pinterest, Inc.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	241,614 USD	(2,132)
Piper Sandler Cos.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	820,194 USD	(15,421)

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2025 (Unaudited)

Reference Instrument	Termination Date[1]	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
PJT Partners, Inc.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	848,982 USD	$(19,670)
Plains All American Pipeline LP	01/21/26	M	5.24%	Morgan Stanley Capital Services LLC	1,899,290 USD	28,608
Plains GP Holdings LP	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	399,801 USD	6,388
Planet Fitness, Inc.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	1,265,888 USD	(18,374)
Planet Labs PBC	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	68,499 USD	(71)
Plexus Corp.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	268,811 USD	(4,652)
Polaris, Inc.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	815,726 USD	(16,120)
Pony AI, Inc.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	60,970 USD	(766)
PPG Industries, Inc.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	1,026,398 USD	(9,995)
PPL Corp.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	452,442 USD	(4,221)
Prestige Consumer Healthcare, Inc.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	116,021 USD	(1,832)
Primo Brands Corp.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	167,551 USD	(1,207)
Primoris Services Corp.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	73,732 USD	(242)
Procter & Gamble Co.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	1,184,157 USD	(130)
PulteGroup, Inc.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	151,952 USD	(1,156)
Pure Storage, Inc.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	594,882 USD	(7,137)
PVH Corp.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	432,973 USD	(6,659)
Q2 Holdings, Inc.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	520,974 USD	(8,855)
Qfin Holdings, Inc.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	480,143 USD	(4,443)
Qiagen NV	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	621,519 USD	(6,824)
QXO, Inc.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	370,114 USD	(45,000)
Ralph Lauren Corp.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	28,282 USD	(1,054)
Rambus, Inc.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	86,757 USD	(2,585)
RB Global, Inc.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	868,801 USD	(21,770)
RBC Bearings, Inc.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	87,021 USD	(1,371)
Realty Income Corp.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	666,512 USD	(6,701)
Regeneron Pharmaceuticals, Inc.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	500,491 USD	(4,178)
Reinsurance Group of America, Inc.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	226,687 USD	(3,898)
Repligen Corp.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	201,014 USD	(2,088)
Repsol SA	01/21/26	M	2.43%	Morgan Stanley Capital Services LLC	181,661 EUR	(110)
Republic Services, Inc.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	693,468 USD	(6,815)
ResMed, Inc.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	842,233 USD	(15,086)
Restaurant Brands International, Inc.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	669,699 USD	(14,281)
Rexford Industrial Realty, Inc.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	679,471 USD	(22,935)
Rigetti Computing, Inc.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	50,140 USD	(2,805)
RLI Corp.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	46,439 USD	(565)
Roivant Sciences Ltd.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	2,587,775 USD	(66,495)
Roku, Inc.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	371,673 USD	(4,434)
Royal Gold, Inc.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	20,155 USD	(816)
Rubrik, Inc.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	635,050 USD	(23,286)
Rush Street Interactive, Inc.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	473,325 USD	(5,412)
Ryder System, Inc.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	224,067 USD	(4,351)
S&P Global, Inc.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	1,793,757 USD	(3,887)
Samsara, Inc.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	553,805 USD	(8,017)
Samsung Electronics Co., Ltd.	01/21/26	M	4.09%	Morgan Stanley Capital Services LLC	475,524 USD	58,377
Sanmina Corp.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	117,757 USD	(1,602)
Sanofi SA	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	1,643,311 USD	3,941
SBA Communications Corp.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	602,594 USD	3,423
Sea Ltd.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	1,297,880 USD	11,244

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2025 (Unaudited)

Reference Instrument	Termination Date[1]	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
SEI Investments Co.	01/21/26	M	3.64%	Citibank N.A.	574,587 USD	$(7,911)
Sempra	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	623,452 USD	(1,361)
ServiceNow, Inc.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	304,241 USD	(2,150)
ServiceTitan, Inc.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	477,939 USD	(12,321)
Shell PLC	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	1,911,920 USD	14,359
Shell PLC	01/21/26	M	4.23%	Morgan Stanley Capital Services LLC	320,218 GBP	4,619
Shopify, Inc.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	627,610 USD	(27,997)
Sibanye Stillwater Ltd.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	127,826 USD	(5,248)
Signet Jewelers Ltd.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	279,309 USD	(418)
Sirius XM Holdings, Inc.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	17,067 USD	(191)
SiteOne Landscape Supply, Inc.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	127,529 USD	(2,471)
Sixth Street Specialty Lending, Inc.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	344,239 USD	2,499
SK Hynix, Inc.	01/21/26	M	4.09%	Morgan Stanley Capital Services LLC	691,190 USD	107,687
Skyward Specialty Insurance Group, Inc.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	70,332 USD	(1,027)
SLM Corp.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	667,085 USD	(6,740)
Snap, Inc.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	340,600 USD	(458)
Snowflake, Inc.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	512,141 USD	(9,587)
Solventum Corp.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	348,370 USD	(6,291)
Somnigroup International, Inc.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	570,479 USD	(6,676)
Southern Co.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	527,641 USD	1,925
Sphere Entertainment Co.	01/21/26	M	3.64%	Citibank N.A.	312,918 USD	(4,763)
Spire, Inc.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	159,084 USD	(135)
Sportradar Group AG	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	157,609 USD	(2,319)
Spotify Technology S.A.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	1,302,098 USD	5,661
Sprinklr, Inc.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	723,689 USD	(5,969)
Sprouts Farmers Market, Inc.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	424,338 USD	(2,724)
SPS Commerce, Inc.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	178,492 USD	(3,440)
SSR Mining, Inc.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	3,514 USD	(6)
Standex International Corp.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	133,224 USD	(4,377)
Star Bulk Carriers Corp.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	510,506 USD	11,317
State Street Corp.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	130,991 USD	(1,336)
StepStone Group, Inc.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	130,137 USD	(962)
STERIS PLC	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	131,647 USD	(831)
StoneCo Ltd.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	103,100 USD	(1,951)
StoneX Group, Inc.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	499,746 USD	(8,494)
Stryker Corp.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	963,059 USD	(9,873)
Suncor Energy, Inc.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	11,761 USD	(50)
Sunococorp LLC	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	1,628,753 USD	(9,855)
Super Group SGHC Ltd.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	1,461,166 USD	(7,137)
Synchrony Financial	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	1,145,575 USD	(19,521)
Synopsys, Inc.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	2,051,785 USD	(44,672)
Synovus Financial Corp.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	780,827 USD	(45,542)
Taiwan Semiconductor Manufacturing Co., Ltd.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	2,258,007 USD	66,448
Taiwan Semiconductor Manufacturing Co., Ltd.	01/21/26	M	4.09%	Morgan Stanley Capital Services LLC	6,398,733 USD	335,811
TAL Education Group	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	192,585 USD	(2,195)
Talen Energy Corp.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	238,297 USD	(2,522)

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2025 (Unaudited)

Reference Instrument	Termination Date[1]	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Tapestry, Inc.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	551,175 USD	$(5,341)
Targa Resources Corp.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	8,104,990 USD	81,644
Targa Resources Corp.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	542,866 USD	5,468
Target Corp.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	272,748 USD	7,306
TC Energy Corp.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	896,551 USD	(1,373)
Teleflex, Inc.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	366,623 USD	(7,215)
Tempus AI, Inc.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	400,576 USD	(12,913)
Tenable Holdings, Inc.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	87,268 USD	(4,066)
Tenaris SA	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	1,142,453 USD	(12,946)
Terex Corp.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	136,976 USD	(1,177)
Terns Pharmaceuticals, Inc.	01/21/26	M	3.64%	Citibank N.A.	(153,199) USD	(38)
Teva Pharmaceutical Industries Ltd.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	2,238,406 USD	(1,898)
Thermo Fisher Scientific, Inc.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	469,196 USD	3,056
TKO Group Holdings, Inc.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	406,032 USD	(11,440)
T-Mobile US, Inc.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	677,721 USD	8,554
Topgolf Callaway Brands Corp.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	146,463 USD	(3,529)
Tractor Supply Co.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	352,332 USD	(8,914)
TransAlta Corp.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	885,903 USD	8,238
TransDigm Group, Inc.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	1,856,671 USD	37,035
Transportadora de Gas del Sur SA	01/21/26	M	3.64%	Citibank N.A.	75,917 USD	98
Transportadora de Gas del Sur SA	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	359,418 USD	636
Travel & Leisure Co.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	1,052,056 USD	(19,708)
Trex Co., Inc.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	231,202 USD	(3,007)
Trip.com Group Ltd.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	763,076 USD	(18,232)
TTM Technologies, Inc.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	789,504 USD	(19,671)
Turning Point Brands, Inc.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	798,347 USD	2,187
Uber Technologies, Inc.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	1,862,521 USD	3,818
UGI Corp.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	766,265 USD	(23,803)
UiPath, Inc.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	932,773 USD	(17,015)
Union Pacific Corp.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	3,991,952 USD	(46,789)
United Airlines Holdings, Inc.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	880,472 USD	(14,873)
United Therapeutics Corp.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	58,053 USD	(1,045)
UnitedHealth Group, Inc.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	1,407,612 USD	(8,935)
Unity Software, Inc.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	480,420 USD	(10,318)
Universal Display Corp.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	3,807 USD	(70)
Uranium Energy Corp.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	305,589 USD	(2,691)
Urban Outfitters, Inc.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	384,993 USD	1,016
Varonis Systems, Inc.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	404,860 USD	(4,077)
Veeva Systems, Inc.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	705,594 USD	(411)
Ventas, Inc.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	372,436 USD	(7,589)
Veralto Corp.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	328,956 USD	(6,566)
Verisk Analytics, Inc.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	472,633 USD	3,603
Verra Mobility Corp.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	807,396 USD	(4,625)
Vertex Pharmaceuticals, Inc.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	501,278 USD	(7,569)
Viasat, Inc.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	406,703 USD	(19,545)
Vicor Corp.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	204,007 USD	(7,384)
Victory Capital Holdings, Inc.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	16,119 USD	(284)
Viking Holdings Ltd.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	170,182 USD	(5,868)
Visa, Inc.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	3,233,281 USD	(16,218)

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2025 (Unaudited)

Reference Instrument	Termination Date1	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Vita Coco Co., Inc.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	129,204 USD	$(920)
VSE Corp.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	324,716 USD	(5,955)
Walmart, Inc.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	3,631,178 USD	(32,078)
Warrior Met Coal, Inc.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	255,087 USD	3,074
Waste Connections, Inc.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	1,001,899 USD	(11,641)
Waters Corp.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	135,986 USD	(1,526)
Wayfair, Inc.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	572,299 USD	(7,091)
Waystar Holding Corp.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	387,792 USD	(2,587)
Weatherford International PLC	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	514,485 USD	(6,108)
Western Alliance Bancorp	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	637,336 USD	(27,493)
Western Digital Corp.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	2,009,744 USD	(46,728)
Western Midstream Partners LP	01/21/26	M	4.28%	Morgan Stanley Capital Services LLC	3,804,302 USD	(3,849)
Western Union Co.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	186,388 USD	(48)
Westlake Corp.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	775,983 USD	(6,416)
WEX, Inc.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	1,007,775 USD	(16,164)
Weyerhaeuser Co.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	127,560 USD	(108)
Whirlpool Corp.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	66,057 USD	(121)
Williams Cos., Inc. (The)	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	1,469,572 USD	21,697
Williams Cos., Inc. (The)	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	16,226,804 USD	327,731
Wix.com Ltd.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	340,044 USD	715
Xcel Energy, Inc.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	1,384,438 USD	(1,262)
Zebra Technologies Corp.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	847,534 USD	(12,962)
Zillow Group, Inc.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	615,421 USD	(4,033)
Zoom Communications, Inc.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	36,751 USD	8
Zymeworks, Inc.	01/21/26	M	3.94%	Morgan Stanley Capital Services LLC	263,908 USD	(1,661)

Total Buys						$222,953

Sells
A.O. Smith Corp.	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(921,847) USD	16,225
Abercrombie & Fitch Co.	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(565,106) USD	(5,211)
Acadia Realty Trust	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(91,571) USD	1,195
Accelerant Holdings	01/21/26	M	0.97%	Goldman Sachs & Co.	(620,947) USD	759
Accenture PLC	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(5,105,805) USD	34,667
Acuity, Inc.	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(152,769) USD	2,632
Acuren Corp.	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(882,563) USD	24,234
Adaptive Biotechnologies Corp.	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(769,635) USD	23,407
Adobe, Inc.	01/21/26	M	3.64%	Morgan Stanley Capital Services LLC	(1,659,969) USD	12,566
ADT, Inc.	01/21/26	M	0.25%	Goldman Sachs & Co.	(764,330) USD	(948)
ADT, Inc.	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(237,356) USD	365
Advanced Drainage Systems, Inc.	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(690,579) USD	15,382
AeroVironment, Inc.	01/21/26	M	0.25%	Goldman Sachs & Co.	(2,752,353) USD	(114)
AES Corp.	01/21/26	M	3.64%	Morgan Stanley Capital Services LLC	(733,820) USD	6,753
Airbnb, Inc.	01/21/26	M	3.64%	Morgan Stanley Capital Services LLC	(212,278) USD	1,912
Akamai Technologies, Inc.	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(52,534) USD	1,667
Alaska Air Group, Inc.	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(164,879) USD	9,804

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2025 (Unaudited)

Reference Instrument	Termination Date[1]	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Albemarle Corp.	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(842,913) USD	$22,844
Albertsons Cos., Inc.	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(1,455,162) USD	22,548
Alcoa Corp.	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(948,265) USD	10,238
Alignment Healthcare, Inc.	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(861,650) USD	(24,078)
Alkami Technology, Inc.	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(154,386) USD	1,524
Allegro MicroSystems, Inc.	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(82,577) USD	1,142
Alliance Laundry Holdings, Inc.	01/21/26	M	6.73%	Goldman Sachs & Co.	(1,196,856) USD	38,982
Allison Transmission Holdings, Inc.	01/21/26	M	3.64%	Morgan Stanley Capital Services LLC	(116,903) USD	1,283
Ambiq Micro, Inc.	01/21/26	M	9.66%	Goldman Sachs & Co.	(280,195) USD	9,930
Amdocs Ltd.	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(344,869) USD	3,184
Amer Sports, Inc.	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(130,104) USD	2,628
American Express Co.	01/21/26	M	3.64%	Morgan Stanley Capital Services LLC	(19,422) USD	185
American Healthcare REIT, Inc.	01/21/26	M	0.25%	Goldman Sachs & Co.	(892,350) USD	(190)
American Healthcare REIT, Inc.	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(127,216) USD	3,777
American International Group, Inc.	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(1,657,481) USD	14,322
Americold Realty Trust, Inc.	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(206,104) USD	7,365
Ameriprise Financial, Inc.	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(1,001,262) USD	11,266
AMETEK, Inc.	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(1,309,877) USD	5,953
Amkor Technology, Inc.	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(461,633) USD	11,838
Amrize Ltd.	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(151,378) USD	3,793
Analog Devices, Inc.	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(206,441) USD	3,312
Andersen Group, Inc.	01/21/26	M	3.50%	Morgan Stanley Capital Services LLC	(5,585,296) USD	(111,525)
Anglogold Ashanti PLC	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(1,699,650) USD	66,794
Aon PLC	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(1,030,946) USD	9,358
Aozora Bank Ltd.	01/21/26	M	0.52%	Goldman Sachs & Co.	(63,047,600) JPY	(2,158)
APA Corp.	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(56,070) USD	(115)
Apogee Therapeutics, Inc.	01/21/26	M	0.25%	Goldman Sachs & Co.	(715,682) USD	(95)
Appian Corp.	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(421,012) USD	22,289
Applied Optoelectronics, Inc.	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(806,090) USD	25,923
Aptiv PLC	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(837,735) USD	10,256
Archer Aviation, Inc.	01/21/26	M	0.25%	Goldman Sachs & Co.	(4,273,032) USD	(5,690)
Arcutis Biotherapeutics, Inc.	01/21/26	M	3.64%	Morgan Stanley Capital Services LLC	(6,526) USD	(240)
Argan, Inc.	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(69,945) USD	5,088
Arista Networks, Inc.	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(5,275,848) USD	5,035
Arrow Electronics, Inc.	01/21/26	M	3.64%	Morgan Stanley Capital Services LLC	(368,210) USD	9,024
Artivion, Inc.	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(515,997) USD	11,231
Asana, Inc.	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(618,957) USD	7,792
Asbury Automotive Group, Inc.	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(418,497) USD	7,616
ASGN, Inc.	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(95,594) USD	2,240
Asia Vital Components Co., Ltd.	01/21/26	M	1.52%	Morgan Stanley Capital Services LLC	(22,938) USD	(580)
AST SpaceMobile, Inc.	01/21/26	M	0.41%	Goldman Sachs & Co.	(1,377,311) USD	(190)
Astera Labs, Inc.	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(332,121) USD	12,044
AT&T, Inc.	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(1,665,206) USD	(37,005)
Atai Beckley NV	01/21/26	M	0.60%	Goldman Sachs & Co.	(193,453) USD	(474)
ATI, Inc.	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(722,921) USD	6,245
Atlassian Corp.	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(380,286) USD	3,797
AtriCure, Inc.	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(26,797) USD	410
Aura Minerals, Inc.	01/21/26	M	3.64%	Morgan Stanley Capital Services LLC	(38,025) USD	365
Aurinia Pharmaceuticals, Inc.	01/21/26	M	3.64%	Morgan Stanley Capital Services LLC	(24,007) USD	(237)

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2025 (Unaudited)

Reference Instrument	Termination Date[1]	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Aurora Innovation, Inc.	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(117,160) USD	$10,550
Autoliv, Inc.	01/21/26	M	3.64%	Morgan Stanley Capital Services LLC	(997,779) USD	12,331
AutoZone, Inc.	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(6,814) USD	31
AvePoint, Inc.	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(248,127) USD	(657)
Avnet, Inc.	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(509,148) USD	10,222
Axalta Coating Systems Ltd.	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(695,029) USD	11,317
Banco Macro SA	01/21/26	M	2.35%	Morgan Stanley Capital Services LLC	(537,801) USD	537
Banco Santander SA	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(3,006,897) USD	3,137
Bentley Systems, Inc.	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(192,019) USD	4,018
Berkshire Hathaway, Inc.	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(1,395,563) USD	(296)
Beta Technologies, Inc.	01/21/26	M	3.24%	Morgan Stanley Capital Services LLC	(6,952) USD	802
Beta Technologies, Inc.	01/21/26	M	3.39%	Goldman Sachs & Co.	(410,348) USD	9,089
BHP Group Ltd.	01/21/26	M	2.90%	Morgan Stanley Capital Services LLC	(3,782,766) USD	27,993
Billiontoone, Inc.	01/21/26	M	13.25%	Goldman Sachs & Co.	(77,575) USD	(9)
Bio-Techne Corp.	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(1,069,158) USD	5,285
BKV Corp.	01/21/26	M	0.25%	Goldman Sachs & Co.	(257,369) USD	(95)
Black Rock Coffee Bar, Inc.	01/21/26	M	1.20%	Goldman Sachs & Co.	(435,157) USD	13,163
Blackbaud, Inc.	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(157,757) USD	597
BlackLine, Inc.	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(656,806) USD	27,882
Blackrock, Inc.	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(4,665,669) USD	73,911
Boeing Co., (The)	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(4,467,252) USD	1,094
Booking Holdings, Inc.	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(5,384,909) USD	56,356
Bowhead Specialty Holdings, Inc.	01/21/26	M	3.39%	Goldman Sachs & Co.	(202,976) USD	0
Box, Inc.	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(893,312) USD	10,548
Boyd Group, Inc.	01/21/26	M	3.39%	Goldman Sachs & Co.	(613,064) USD	8,839
Bridgebio Pharma, Inc.	01/21/26	M	0.25%	Goldman Sachs & Co.	(725,260) USD	(95)
Bright Minds Biosciences, Inc.	01/21/26	M	2.50%	Goldman Sachs & Co.	(778,649) USD	38,596
BrightSpring Health Services, Inc.	01/21/26	M	3.39%	Goldman Sachs & Co.	(2,135,666) USD	4,836
BrightSpring Health Services, Inc.	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(650,723) USD	5,759
Brinker International, Inc.	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(73,712) USD	3,675
Brink’s Co., (The)	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(794,698) USD	14,125
Bristol-Myers Squibb Co.	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(288,823) USD	3,804
Brixmor Property Group, Inc.	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(30,124) USD	180
Brown & Brown, Inc.	01/21/26	M	0.25%	Goldman Sachs & Co.	(2,833,856) USD	(356)
Bruker Corp.	01/21/26	M	3.64%	Morgan Stanley Capital Services LLC	(274,080) USD	2,444
Builders FirstSource, Inc.	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(1,229,464) USD	5,587
Bullish	01/21/26	M	2.32%	Goldman Sachs & Co.	(1,077,079) USD	(285)
Burlington Stores, Inc.	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(370,788) USD	(9,627)
CACI International, Inc.	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(462,529) USD	5,378
Cadence Design Systems, Inc.	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(408,082) USD	5,166
Caesars Entertainment, Inc.	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(1,565,732) USD	67,509
California Water Service Group	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(283,608) USD	577
Cal-Maine Foods, Inc.	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(155,204) USD	4,578
Camtek Ltd.	01/21/26	M	0.55%	Morgan Stanley Capital Services LLC	(244,072) USD	(841)
Capri Holdings Ltd.	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(478,256) USD	8,776
Capricor Therapeutics, Inc.	01/21/26	M	0.94%	Goldman Sachs & Co.	(547,169) USD	(190)
Cardinal Health, Inc.	01/21/26	M	3.64%	Morgan Stanley Capital Services LLC	(1,428,947) USD	13,258
Cargurus, Inc.	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(410,797) USD	2,715
Caris Life Sciences, Inc.	01/21/26	M	2.89%	Morgan Stanley Capital Services LLC	(2,388,713) USD	34,897

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2025 (Unaudited)

Reference Instrument	Termination Date[1]	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Caris Life Sciences, Inc.	01/21/26	M	3.64%	Morgan Stanley Capital Services LLC	(186,866) USD	$7,287
Carrier Global Corp.	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(1,138,605) USD	9,889
Casey’s General Stores, Inc.	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(235,499) USD	6,677
Caterpillar, Inc.	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(498,620) USD	5,952
Cava Group, Inc.	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(1,044,763) USD	(9,662)
CBRE Group, Inc.	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(1,219,547) USD	22,948
CCC Intelligent Solutions Holdings, Inc.	01/21/26	M	3.39%	Goldman Sachs & Co.	(1,511,590) USD	3,793
CDW Corp.	01/21/26	M	3.64%	Morgan Stanley Capital Services LLC	(282,971) USD	4,715
CECO Environmental Corp.	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(409,355) USD	1,956
Celanese Corp.	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(305,443) USD	3,564
Celsius Holdings, Inc.	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(1,632,169) USD	(703)
Centene Corp.	01/21/26	M	3.64%	Morgan Stanley Capital Services LLC	(609,885) USD	1,482
Centessa Pharmaceuticals PLC	01/21/26	M	0.25%	Goldman Sachs & Co.	(237,075) USD	(95)
Centessa Pharmaceuticals PLC	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(205,012) USD	230
Central BanCo, Inc.	01/21/26	M	0.42%	Goldman Sachs & Co.	(450,765) USD	(6,695)
Centuri Holdings, Inc.	01/21/26	M	3.39%	Goldman Sachs & Co.	(1,923,532) USD	7,966
Centuri Holdings, Inc.	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(717,534) USD	11,191
Champion Homes, Inc.	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(938,606) USD	11,134
Cheesecake Factory, Inc. (The)	01/21/26	M	3.00%	Morgan Stanley Capital Services LLC	(236,906) USD	(2,268)
Chesapeake Energy Corp.	01/21/26	M	3.64%	Morgan Stanley Capital Services LLC	(30,503) USD	485
Chime Financial, Inc.	01/21/26	M	0.43%	Goldman Sachs & Co.	(715,777) USD	(285)
Chime Financial, Inc.	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(753,047) USD	35,324
Chubb Ltd.	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(2,563,365) USD	(1,013)
Church & Dwight Co., Inc.	01/21/26	M	3.64%	Morgan Stanley Capital Services LLC	(57,525) USD	423
Cigna Group	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(169,770) USD	228
Cincinnati Financial Corp.	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(21,538) USD	470
Cinemark Holdings, Inc.	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(11,961) USD	(8)
Cintas Corp.	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(197,942) USD	4,041
Cipher Mining, Inc.	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(756,649) USD	22,546
Circle Internet Group, Inc.	01/21/26	M	0.25%	Goldman Sachs & Co.	(1,879,728) USD	(237)
Circle Internet Group, Inc.	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(722,484) USD	5,136
Cirrus Logic, Inc.	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(48,461) USD	824
Cisco Systems, Inc.	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(5,439,171) USD	59,087
Clean Harbors, Inc.	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(121,890) USD	2,305
Clearway Energy, Inc.	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(241,471) USD	1,301
CNA Financial Corp.	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(393,835) USD	744
CNH Industrial NV	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(44,594) USD	947
Coeur Mining, Inc.	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(217,367) USD	12,197
Cogent Biosciences, Inc.	01/21/26	M	0.25%	Goldman Sachs & Co.	(235,715) USD	(66)
Cognizant Technology Solutions Corp.	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(1,724,592) USD	24,088
Coherent Corp.	01/21/26	M	0.25%	Goldman Sachs & Co.	(7,000,730) USD	(379)
Columbia Sportswear Co.	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(182,151) USD	3,550
Comcast Corp.	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(466,329) USD	(9,610)
Comfort Systems USA, Inc.	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(1,082,954) USD	17,136
Consolidated Edison, Inc.	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(1,729,153) USD	(107)
Constellation Energy Corp.	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(627,599) USD	7,963
Constellium SE	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(1,114,830) USD	6,469

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2025 (Unaudited)

Reference Instrument	Termination Date[1]	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Construction Partners, Inc.	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(261,754) USD	$5,793
Cooper Cos., Inc. (The)	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(384,380) USD	5,397
COPT Defense Properties	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(127,452) USD	2,269
Corcept Therapeutics, Inc.	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(1,523,801) USD	813,046
Core & Main, Inc.	01/21/26	M	3.64%	Morgan Stanley Capital Services LLC	(561,166) USD	9,400
Core Natural Resources, Inc.	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(146,981) USD	320
Corebridge Financial, Inc.	01/21/26	M	0.25%	Goldman Sachs & Co.	(2,860,073) USD	(948)
CoreCivic, Inc.	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(362,382) USD	496
CoreWeave, Inc.	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(538,298) USD	28,793
Corpay, Inc.	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(423,860) USD	17,604
CoStar Group, Inc.	01/21/26	M	3.64%	Morgan Stanley Capital Services LLC	(200,926) USD	1,828
Costco Wholesale Corp.	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(688,590) USD	(9,043)
Crocs, Inc.	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(383,781) USD	14,591
Crowdstrike Holdings, Inc.	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(504,224) USD	13,432
Dana, Inc.	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(1,056,233) USD	1,693
Daqo New Energy Corp.	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(68,691) USD	6,505
Darling Ingredients, Inc.	01/21/26	M	3.64%	Morgan Stanley Capital Services LLC	(389,641) USD	5,773
Dassault Systemes SE	01/21/26	M	1.63%	Morgan Stanley Capital Services LLC	(89,167) EUR	(441)
Deckers Outdoor Corp.	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(60,478) USD	(66)
Dentsply Sirona, Inc.	01/21/26	M	3.64%	Morgan Stanley Capital Services LLC	(48,589) USD	(126)
Diamondback Energy, Inc.	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(1,684,868) USD	(5,743)
Disc Medicine, Inc.	01/21/26	M	0.25%	Goldman Sachs & Co.	(527,057) USD	(66)
Dlocal Ltd.	01/21/26	M	0.64%	Goldman Sachs & Co.	(535,979) USD	(379)
Dolby Laboratories, Inc.	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(257,816) USD	7,679
Dollar General Corp.	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(945,490) USD	24,730
Domino’s Pizza, Inc.	01/21/26	M	3.64%	Morgan Stanley Capital Services LLC	(99,219) USD	1,267
DoorDash, Inc.	01/21/26	M	3.64%	Morgan Stanley Capital Services LLC	(794,925) USD	6,548
Doximity, Inc.	01/21/26	M	3.64%	Morgan Stanley Capital Services LLC	(36,006) USD	272
DR Horton, Inc.	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(961,908) USD	9,006
Duolingo, Inc.	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(300,092) USD	13,676
Dutch Bros, Inc.	01/21/26	M	3.64%	Morgan Stanley Capital Services LLC	(336,434) USD	4,805
D-Wave Quantum, Inc.	01/21/26	M	0.40%	Goldman Sachs & Co.	(247,886) USD	(95)
DXC Technology Co.	01/21/26	M	3.64%	Morgan Stanley Capital Services LLC	(541,689) USD	8,736
Dynatrace, Inc.	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(161,298) USD	4,190
Dyne Therapeutics, Inc.	01/21/26	M	0.25%	Goldman Sachs & Co.	(129,773) USD	(66)
EastGroup Properties, Inc.	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(1,644,926) USD	28,484
EchoStar Corp.	01/21/26	M	0.25%	Goldman Sachs & Co.	(4,122,829) USD	(379)
Elanco Animal Health, Inc.	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(508,699) USD	(2,875)
Elastic NV	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(303,131) USD	5,143
elf Beauty, Inc.	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(414,894) USD	7,775
Eli Lilly & Co.	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(923,467) USD	3,541
Entegris, Inc.	01/21/26	M	3.64%	Morgan Stanley Capital Services LLC	(393,766) USD	10,850
EPAM Systems, Inc.	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(381,686) USD	7,985
ePlus, Inc.	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(123,265) USD	1,275
Equinix, Inc.	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(732,602) USD	2,452
Essential Properties Realty Trust, Inc.	01/21/26	M	3.39%	Goldman Sachs & Co.	(1,132,839) USD	7,776
Estee Lauder Cos., Inc.	01/21/26	M	0.25%	Goldman Sachs & Co.	(1,985,930) USD	(190)
Estee Lauder Cos., Inc.	01/21/26	M	3.64%	Morgan Stanley Capital Services LLC	(174,009) USD	1,954
Etoro Group Ltd.	01/21/26	M	0.69%	Goldman Sachs & Co.	(666,086) USD	(190)

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2025 (Unaudited)

Reference Instrument	Termination Date[1]	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Etsy, Inc.	01/21/26	M	3.64%	Morgan Stanley Capital Services LLC	(143,012) USD	$(300)
Euronet Worldwide, Inc.	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(98,734) USD	2,835
Evercore, Inc.	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(288,711) USD	9,026
Evommune, Inc.	01/21/26	M	18.10%	Goldman Sachs & Co.	(248,002) USD	4,487
Excelerate Energy, Inc.	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(313,136) USD	(9,075)
ExlService Holdings, Inc.	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(263,520) USD	1,962
Extreme Networks, Inc.	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(566,976) USD	10,433
Exxon Mobil Corp.	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(3,126,735) USD	(40,854)
Exzeo Group, Inc.	01/21/26	M	3.53%	Goldman Sachs & Co.	(668,943) USD	(20,945)
F5, Inc.	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(319,953) USD	5,473
Fabrinet	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(654,727) USD	38,278
FactSet Research Systems, Inc.	01/21/26	M	3.64%	Morgan Stanley Capital Services LLC	(196,404) USD	816
Federal Realty Investment Trust	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(319,413) USD	3,204
FedEx Corp.	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(244,667) USD	3,180
Figma, Inc.	01/21/26	M	0.25%	Goldman Sachs & Co.	(1,771,424) USD	(474)
Figma, Inc.	01/21/26	M	3.64%	Morgan Stanley Capital Services LLC	(257,504) USD	1,669
Figure Technology Solutions, Inc.	01/21/26	M	0.81%	Goldman Sachs & Co.	(1,548,764) USD	(379)
Firefly Aerospace, Inc.	01/21/26	M	2.52%	Goldman Sachs & Co.	(636,120) USD	(285)
First American Financial Corp.	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(755,883) USD	3,673
Fiserv, Inc.	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(421,944) USD	8,916
Five Below, Inc.	01/21/26	M	3.64%	Morgan Stanley Capital Services LLC	(166,235) USD	290
Flowco Holdings, Inc.	01/21/26	M	3.39%	Goldman Sachs & Co.	(248,925) USD	133
Flutter Entertainment PLC	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(234,128) USD	7,476
FormFactor, Inc.	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(224,498) USD	5,562
Fortive Corp.	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(542,176) USD	7,412
Freshpet, Inc.	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(479,775) USD	22,800
Freshworks, Inc.	01/21/26	M	3.64%	Morgan Stanley Capital Services LLC	(374,807) USD	2,615
Frontdoor, Inc.	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(724,357) USD	4,616
Frontline PLC	01/21/26	M	2.15%	Morgan Stanley Capital Services LLC	(44,903) USD	41
FTI Consulting, Inc.	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(236,612) USD	2,745
Fulcrum Therapeutics, Inc.	01/21/26	M	0.25%	Goldman Sachs & Co.	(107,158) USD	(95)
Galaxy Digital, Inc.	01/21/26	M	2.58%	Goldman Sachs & Co.	(5,348,412) USD	47,415
Gap, Inc. (The)	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(1,225,517) USD	69,831
Garrett Motion, Inc.	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(717,046) USD	10,539
GE Vernova, Inc.	01/21/26	M	3.64%	Morgan Stanley Capital Services LLC	(829,985) USD	8,448
Gen Digital, Inc.	01/21/26	M	3.64%	Morgan Stanley Capital Services LLC	(202,759) USD	1,961
Generac Holdings, Inc.	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(603,119) USD	14,410
Genius Sports Ltd.	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(718,253) USD	(13,276)
GEO Group, Inc. (The)	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(1,729,054) USD	37,228
GFL Environmental, Inc.	01/21/26	M	3.39%	Goldman Sachs & Co.	(1,232,410) USD	10,526
Global Foundries, Inc.	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(259,565) USD	10,690
Global Payments, Inc.	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(448,233) USD	21,449
Globalstar, Inc.	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(165,975) USD	13,925
Globus Medical, Inc.	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(37,531) USD	861
GoDaddy, Inc.	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(124,567) USD	1,976
Golar LNG Ltd.	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(313,271) USD	707
Goosehead Insurance, Inc.	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(243,007) USD	3,865
Greif, Inc.	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(290,327) USD	5,175
Griffon Corp.	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(103,581) USD	4,080

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2025 (Unaudited)

Reference Instrument	Termination Date[1]	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Group 1 Automotive, Inc.	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(9,374) USD	$328
Grupo Aeromexico SAB de CV	01/21/26	M	0.41%	Goldman Sachs & Co.	(634,103) USD	9,363
Grupo Financiero Galicia SA	01/21/26	M	2.05%	Morgan Stanley Capital Services LLC	(1,740,375) USD	1,241
GS Japan Pharma Index	01/21/26	M	0.38%	Goldman Sachs & Co.	(525,064,682) JPY	20,044
Guardant Health, Inc.	01/21/26	M	0.25%	Goldman Sachs & Co.	(774,758) USD	(76)
Guardant Health, Inc.	01/21/26	M	3.64%	Morgan Stanley Capital Services LLC	(295,463) USD	(4,216)
Guardian Pharmacy Services, Inc.	01/21/26	M	3.39%	Goldman Sachs & Co.	(576,690) USD	6,003
H&R Block, Inc.	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(133,867) USD	(2,059)
Haemonetics Corp.	01/21/26	M	3.64%	Morgan Stanley Capital Services LLC	(32,000) USD	341
Halliburton Co.	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(29,058) USD	261
Harley-Davidson, Inc.	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(54,800) USD	1,075
Harmony Biosciences Holdings, Inc.	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(792,472) USD	29,366
HB Fuller Co.	01/21/26	M	3.64%	Morgan Stanley Capital Services LLC	(308,761) USD	4,623
HDFC Bank Ltd.	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(3,416,404) USD	(9,075)
HeartFlow, Inc.	01/21/26	M	3.11%	Goldman Sachs & Co.	(562,721) USD	9,862
HEICO Corp.	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(120,303) USD	1,545
Helmerich & Payne, Inc.	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(817,965) USD	(2,685)
Henry Schein, Inc.	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(1,573,534) USD	32,912
Herc Holdings, Inc.	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(14,903) USD	807
Hermes International SCA	01/21/26	M	1.63%	Morgan Stanley Capital Services LLC	(408,758) EUR	(1,300)
Hershey Co., (The)	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(254,616) USD	3,119
Hess Midstream LP	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(1,010,464) USD	(1,076)
Hewlett Packard Enterprise Co.	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(445,939) USD	7,477
Hilton Grand Vacations, Inc.	01/21/26	M	0.25%	Goldman Sachs & Co.	(636,382) USD	(142)
Hilton Grand Vacations, Inc.	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(222,884) USD	1,730
Hinge Health, Inc.	01/21/26	M	0.25%	Goldman Sachs & Co.	(1,761,562) USD	(379)
Hinge Health, Inc.	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(414,129) USD	6,437
Home Depot, Inc.	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(134,746) USD	891
Hon Hai Precision Industry Co., Ltd.	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(56,873) USD	(1,770)
Honeywell International, Inc.	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(2,833,099) USD	14,244
Honeywell International, Inc.	01/21/26	M	3.39%	Goldman Sachs & Co.	(31,549,560) USD	140,070
Howard Hughes Holdings, Inc.	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(245,491) USD	1,475
Howmet Aerospace, Inc.	01/21/26	M	3.64%	Morgan Stanley Capital Services LLC	(12,054) USD	163
HP, Inc.	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(145,554) USD	5,591
HSBC Holdings PLC	01/21/26	M	3.43%	Morgan Stanley Capital Services LLC	(78,401) GBP	(18)
HubSpot, Inc.	01/21/26	M	3.64%	Morgan Stanley Capital Services LLC	(152,910) USD	1,620
Humana, Inc.	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(1,168,119) USD	9,643
Huntington Ingalls Industries, Inc.	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(144,251) USD	742
Hut 8 Corp.	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(1,018,597) USD	58,773
Hyatt Hotels Corp.	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(545,196) USD	14,216
IAC, Inc.	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(1,071,779) USD	15,376
ICU Medical, Inc.	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(610,610) USD	9,256
IDACORP, Inc.	01/21/26	M	0.25%	Goldman Sachs & Co.	(480,004) USD	(38)
IES Holdings, Inc.	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(268,188) USD	9,879
IMAX Corp.	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(452,245) USD	3,920
Incyte Corp.	01/21/26	M	3.64%	Morgan Stanley Capital Services LLC	(79,140) USD	124
Infinity Natural Resources, Inc.	01/21/26	M	3.39%	Goldman Sachs & Co.	(141,819) USD	2,134
Insmed, Inc.	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(566,354) USD	550
Inspire Medical Systems, Inc.	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(163,002) USD	7,963

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2025 (Unaudited)

Reference Instrument	Termination Date[1]	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Installed Building Products, Inc.	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(432,304) USD	$9,239
Insulet Corp.	01/21/26	M	3.64%	Morgan Stanley Capital Services LLC	(150,987) USD	1,476
Intel Corp.	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(852,004) USD	9,467
International Business Machines Corp.	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(4,101,177) USD	87,828
Inventec Co., Ltd.	01/21/26	M	0.11%	Morgan Stanley Capital Services LLC	(4,104) USD	13
InvenTrust Properties Corp.	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(148,196) USD	(132)
Ionis Pharmaceuticals, Inc.	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(43,160) USD	(113)
IonQ, Inc.	01/21/26	M	0.25%	Goldman Sachs & Co.	(425,407) USD	(95)
IPG Photonics Corp.	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(233,872) USD	11,196
IQVIA Holdings, Inc.	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(1,352,072) USD	3,895
iRhythm Technologies, Inc.	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(360,558) USD	4,435
ITT, Inc.	01/21/26	M	3.39%	Goldman Sachs & Co.	(8,334,870) USD	107,893
ITT, Inc.	01/21/26	M	3.64%	Morgan Stanley Capital Services LLC	(132,074) USD	2,289
J.M. Smucker Co.(The)	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(139,511) USD	914
Jabil, Inc.	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(28,723) USD	220
Jazz Pharmaceuticals PLC	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(166,882) USD	452
JB Hunt Transport Services, Inc.	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(189,650) USD	4,833
JFrog Ltd.	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(321,514) USD	22,018
Joby Aviation, Inc.	01/21/26	M	0.25%	Goldman Sachs & Co.	(2,501,615) USD	(1,897)
Joby Aviation, Inc.	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(537,656) USD	14,949
Karman Holdings, Inc.	01/21/26	M	3.39%	Goldman Sachs & Co.	(4,904,559) USD	47,462
Karman Holdings, Inc.	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(202,459) USD	14,632
KB Home	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(340,401) USD	1,998
Kestra Medical Technologies Ltd.	01/21/26	M	2.18%	Goldman Sachs & Co.	(505,230) USD	2,252
Keysight Technologies, Inc.	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(1,952,524) USD	26,892
Kimco Realty Corp.	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(140,924) USD	717
Kinsale Capital Group, Inc.	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(1,496,723) USD	17,507
Kite Realty Group Trust	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(222,795) USD	1,024
Klarna Group PLC	01/21/26	M	0.79%	Goldman Sachs & Co.	(274,059) USD	(95)
Knife River Corp.	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(213,285) USD	4,135
Kodiak Gas Services, Inc.	01/21/26	M	3.39%	Goldman Sachs & Co.	(3,528,198) USD	(18,444)
Kodiak Gas Services, Inc.	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(168,719) USD	(3,359)
Kratos Defense & Security Solutions, Inc.	01/21/26	M	0.25%	Goldman Sachs & Co.	(3,598,799) USD	(474)
Kratos Defense & Security Solutions, Inc.	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(18,752) USD	1,293
Kroger Co.	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(1,574,326) USD	(1,794)
Kymera Therapeutics, Inc.	01/21/26	M	0.25%	Goldman Sachs & Co.	(442,682) USD	(57)
Kyndryl Holdings, Inc.	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(446,164) USD	1,629
L3Harris Technologies, Inc.	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(160,239) USD	831
Lam Research Corp.	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(306,062) USD	5,299
Landbridge Co. LLC	01/21/26	M	0.78%	Goldman Sachs & Co.	(1,431,187) USD	33,061
Lantheus Holdings, Inc.	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(581,761) USD	7,235
Las Vegas Sands Corp.	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(1,576,279) USD	37,486
Latam Airlines Group SA	01/21/26	M	3.00%	Goldman Sachs & Co.	(1,026,250) USD	1,897
Lattice Semiconductor Corp.	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(322,872) USD	12,365
Lear Corp.	01/21/26	M	3.64%	Morgan Stanley Capital Services LLC	(90,199) USD	1,384
Lenovo Group Ltd.	01/21/26	M	3.55%	Morgan Stanley Capital Services LLC	(241,020) HKD	50

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2025 (Unaudited)

Reference Instrument	Termination Date[1]	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Leonardo DRS, Inc.	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(1,450,330) USD	$(404)
Liberty Energy, Inc.	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(931,084) USD	1,899
Linde PLC	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(4,514,835) USD	(9,589)
Lineage, Inc.	01/21/26	M	3.39%	Goldman Sachs & Co.	(1,337,103) USD	9,483
Lionsgate Studios Corp.	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(607,204) USD	(55,927)
LivaNova PLC	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(1,214,600) USD	23,072
Live Nation Entertainment, Inc.	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(648,552) USD	7,872
LKQ Corp.	01/21/26	M	3.64%	Morgan Stanley Capital Services LLC	(146,655) USD	2,722
Lockheed Martin Corp.	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(476,018) USD	4,439
Lowe’s Cos., Inc.	01/21/26	M	3.64%	Morgan Stanley Capital Services LLC	(791,648) USD	6,672
LPL Financial Holdings, Inc.	01/21/26	M	0.25%	Goldman Sachs & Co.	(1,693,653) USD	(47)
Lululemon Athletica, Inc.	01/21/26	M	3.64%	Morgan Stanley Capital Services LLC	(11,183) USD	169
Lumexa Imaging Holdings, Inc.	01/21/26	M	2.01%	Goldman Sachs & Co.	(1,209,777) USD	(18,271)
Lumexa Imaging Holdings, Inc.	01/21/26	M	2.65%	Morgan Stanley Capital Services LLC	(109,849) USD	(411)
LXP Industrial Trust	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(31,713) USD	527
Macerich Co., (The)	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(151,801) USD	1,093
Macy’s, Inc.	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(3,282) USD	129
Magnite, Inc.	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(296,052) USD	3,928
Magnolia Oil & Gas Corp.	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(172,148) USD	(630)
Maplebear, Inc.	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(428,185) USD	380
MapLight Therapeutics, Inc.	01/21/26	M	9.91%	Goldman Sachs & Co.	(168,790) USD	2,221
Marathon Petroleum Corp.	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(1,304,327) USD	10,768
Marex Group PLC	01/21/26	M	3.39%	Goldman Sachs & Co.	(1,847,875) USD	29,036
Marex Group PLC	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(58,734) USD	618
Marqeta, Inc.	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(265,191) USD	14,467
Marvell Technology, Inc.	01/21/26	M	3.64%	Morgan Stanley Capital Services LLC	(75,327) USD	1,480
Marzetti Co., (The)	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(139,487) USD	(105)
Masco Corp.	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(249,538) USD	3,059
Masimo Corp.	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(514,909) USD	7,935
Matador Resources Co.	01/21/26	M	3.64%	Morgan Stanley Capital Services LLC	(279,618) USD	2,527
Match Group, Inc.	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(525,467) USD	7,697
aze Therapeutics, Inc.	01/21/26	M	3.39%	Goldman Sachs & Co.	(386,242) USD	(6,639)
MBRF Global Foods Co., SA	01/21/26	M	10.87%	Morgan Stanley Capital Services LLC	(37,839) USD	(2,137)
McCormick & Co., Inc.	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(122,717) USD	1,345
McGraw Hill, Inc.	01/21/26	M	2.90%	Goldman Sachs & Co.	(948,653) USD	9,836
MDU Resources Group, Inc.	01/21/26	M	0.25%	Goldman Sachs & Co.	(555,040) USD	(285)
Medtronic PLC	01/21/26	M	0.25%	Goldman Sachs & Co.	(7,286,737) USD	(759)
Miami International Holdings, Inc.	01/21/26	M	2.55%	Goldman Sachs & Co.	(3,488,379) USD	121,535
Microchip Technology, Inc.	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(1,971,375) USD	28,998
Micron Technology, Inc.	01/21/26	M	3.64%	Morgan Stanley Capital Services LLC	(494,355) USD	12,583
Millicom International Cellular S.A.	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(1,059,075) USD	(26,717)
Mind Medicine MindMed, Inc.	01/21/26	M	3.39%	Goldman Sachs & Co.	(561,576) USD	(9,815)
Mineralys Therapeutics, Inc.	01/21/26	M	3.64%	Morgan Stanley Capital Services LLC	(25,626) USD	(576)
Minerva SA	01/21/26	M	3.14%	Morgan Stanley Capital Services LLC	(35,291) USD	(1,500)
Mitsubishi UFJ Financial Group, Inc.	01/21/26	M	3.64%	Citibank N.A.	(2,749,448) USD	3,432
MNTN, Inc.	01/21/26	M	2.04%	Goldman Sachs & Co.	(113,132) USD	(95)
Mohawk Industries, Inc.	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(374,059) USD	(184)
Mondelez International, Inc.	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(42,883) USD	788
MongoDB, Inc.	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(518,740) USD	5,459

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2025 (Unaudited)

Reference Instrument	Termination Date[1]	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Monolithic Power Systems, Inc.	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(1,207,907) USD	$38,703
Monster Beverage Corp.	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(327,050) USD	3,886
Morgan Stanley	01/21/26	M	3.64%	Citibank N.A.	(4,737,599) USD	56,488
MP Materials Corp.	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(43,621) USD	3,104
MS Equity Index Swap - MSHVHEAT	01/21/26	M	3.32%	Morgan Stanley Capital Services LLC	(79,835,588) USD	(1,004,825)
MSCI, Inc.	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(669,157) USD	4,778
Murphy USA, Inc.	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(232,754) USD	3,958
Nanya Technology Corp.	01/21/26	M	0.99%	Morgan Stanley Capital Services LLC	(22,851) USD	(1,700)
Nasdaq, Inc.	01/21/26	M	3.39%	Goldman Sachs & Co.	(9,259,675) USD	48,837
National Grid PLC	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(2,842,749) USD	(17,112)
National Vision Holdings, Inc.	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(1,180,728) USD	30,395
Navan, Inc.	01/21/26	M	0.75%	Goldman Sachs & Co.	(323,750) USD	(190)
nCino, Inc.	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(787,214) USD	11,886
Nebius Group NV	01/21/26	M	0.58%	Goldman Sachs & Co.	(1,587,359) USD	(190)
NetApp, Inc.	01/21/26	M	3.64%	Morgan Stanley Capital Services LLC	(246,028) USD	3,147
NetEase, Inc.	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(4,456,425) USD	47,906
Netskope, Inc.	01/21/26	M	3.15%	Goldman Sachs & Co.	(252,120) USD	2,631
New Jersey Resources Corp.	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(295,853) USD	1,700
New Oriental Education & Technology Group, Inc.	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(845,785) USD	8,504
New York Times Co.	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(72,674) USD	339
NexGen Energy Ltd.	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(42,538) USD	(232)
NextNav, Inc.	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(112,729) USD	(7)
Nextpower, Inc.	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(547,899) USD	1,720
NIKE, Inc.	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(614,372) USD	(27,124)
NIQ Global Intelligence PLC	01/21/26	M	1.89%	Goldman Sachs & Co.	(931,804) USD	(6,444)
NOV, Inc.	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(313,223) USD	3,437
Nova Ltd.	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(1,245,411) USD	29,055
Novo Nordisk A/S	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(3,266,387) USD	22,227
NRG Energy, Inc.	01/21/26	M	3.64%	Morgan Stanley Capital Services LLC	(20,212) USD	148
NuScale Power Corp.	01/21/26	M	0.57%	Goldman Sachs & Co.	(335,691) USD	(237)
Nutanix, Inc.	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(266,982) USD	6,051
Nuvalent, Inc.	01/21/26	M	0.25%	Goldman Sachs & Co.	(476,950) USD	(47)
nVent Electric PLC	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(703,198) USD	6,743
NVR, Inc.	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(536,800) USD	4,428
Occidental Petroleum Corp.	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(244,157) USD	(5,154)
OGE Energy Corp.	01/21/26	M	0.25%	Goldman Sachs & Co.	(1,214,488) USD	(285)
Oklo, Inc.	01/21/26	M	0.47%	Goldman Sachs & Co.	(680,405) USD	(95)
Okta, Inc.	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(464,577) USD	15,884
Olema Pharmaceuticals, Inc.	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(397,327) USD	1,477
Olin Corp.	01/21/26	M	3.64%	Morgan Stanley Capital Services LLC	(208,860) USD	1,456
On Holding AG	01/21/26	M	3.64%	Morgan Stanley Capital Services LLC	(484,209) USD	10,160
OneSpaWorld Holdings Ltd.	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(349,144) USD	16,350
Onestream, Inc.	01/21/26	M	3.39%	Goldman Sachs & Co.	(877,178) USD	5,690
Oscar Health, Inc.	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(617,561) USD	10,802
PACCAR, Inc.	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(536,604) USD	15,555
Packaging Corp., of America	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(281,967) USD	2,938
PACS Group, Inc.	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(312,595) USD	(12,799)

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2025 (Unaudited)

Reference Instrument	Termination Date[1]	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Patrick Industries, Inc.	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(89,949) USD	$2,771
Pattern Group, Inc.	01/21/26	M	3.21%	Goldman Sachs & Co.	(332,284) USD	3,983
Paychex, Inc.	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(1,315,492) USD	14,317
Paylocity Holding Corp.	01/21/26	M	3.64%	Morgan Stanley Capital Services LLC	(131,625) USD	475
Payoneer Global, Inc.	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(701,079) USD	19,407
PBF Energy, Inc.	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(37,845) USD	(1,506)
Peabody Energy Corp.	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(844,549) USD	21,949
Pegasystems, Inc.	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(630,421) USD	24,382
Peloton Interactive, Inc.	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(1,588,250) USD	10,354
PepsiCo, Inc.	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(3,526,946) USD	81,462
Perimeter Solutions, Inc.	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(341,475) USD	4,425
Permian Resources Corp.	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(1,254,656) USD	10,167
Pfizer, Inc.	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(2,553,318) USD	26,093
Philip Morris International, Inc.	01/21/26	M	3.64%	Morgan Stanley Capital Services LLC	(413,485) USD	4,144
Phillips Edison & Co., Inc.	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(303,455) USD	1,928
Phinia, Inc.	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(978,918) USD	9,104
Phoenix Education Partners, Inc.	01/21/26	M	2.89%	Goldman Sachs & Co.	(292,503) USD	5,168
Ping An Insurance Group Co. of China Ltd.	01/21/26	M	3.12%	Citibank N.A.	(3,295,125) HKD	(794)
Pinnacle West Capital Corp.	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(174,658) USD	1,072
Plains All American Pipeline LP	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(18,331) USD	(311)
Plains GP Holdings LP	01/21/26	M	3.01%	Morgan Stanley Capital Services LLC	(13,533) USD	(267)
Post Holdings, Inc.	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(426,681) USD	4,035
Powell Industries, Inc.	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(222,446) USD	11,733
PriceSmart, Inc.	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(441,562) USD	1,545
Procore Technologies, Inc.	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(1,307,592) USD	32,096
Progressive Corp.	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(2,549,549) USD	(3,875)
Progyny, Inc.	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(7,010) USD	333
TC Therapeutics, Inc.	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(222,136) USD	560
Public Service Enterprise Group, Inc.	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(1,463,750) USD	9,276
Public Storage	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(945,615) USD	6,744
QUALCOMM, Inc.	01/21/26	M	3.64%	Citibank N.A.	(4,811,004) USD	84,379
Qualys, Inc.	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(171,689) USD	9,817
Quanta Computer, Inc.	01/21/26	M	2.98%	Morgan Stanley Capital Services LLC	(101,686) USD	(1,957)
Quanta Services, Inc.	01/21/26	M	3.64%	Morgan Stanley Capital Services LLC	(39,037) USD	629
Quantum Computing, Inc.	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(104,556) USD	14,186
RadNet, Inc.	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(907,235) USD	33,340
Range Resources Corp.	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(607,772) USD	14,170
Raymond James Financial, Inc.	01/21/26	M	3.64%	Morgan Stanley Capital Services LLC	(96,814) USD	1,263
Redwire Corp.	01/21/26	M	3.79%	Goldman Sachs & Co.	(287,904) USD	(379)
Regal Rexnord Corp.	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(1,939,474) USD	36,173
Regency Centers Corp.	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(298,409) USD	1,373
Remitly Global, Inc.	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(399,141) USD	22,387
ReNew Energy Global PLC	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(675,003) USD	(1,737)
Resideo Technologies, Inc.	01/21/26	M	3.64%	Morgan Stanley Capital Services LLC	(772,597) USD	6,032
Restaurant Brands International, Inc.	01/21/26	M	3.39%	Goldman Sachs & Co.	(4,545,771) USD	16,595
Revolve Group, Inc.	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(696,349) USD	12,666
Revvity, Inc.	01/21/26	M	3.64%	Morgan Stanley Capital Services LLC	(78,000) USD	600
Rexel SA	01/21/26	M	1.63%	Morgan Stanley Capital Services LLC	(5,412) EUR	(34)

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2025 (Unaudited)

Reference Instrument	Termination Date[1]	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Reynolds Consumer Products, Inc.	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(254,153) USD	$5,380
Rigetti Computing, Inc.	01/21/26	M	0.25%	Goldman Sachs & Co.	(209,954) USD	(95)
RingCentral, Inc.	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(486,111) USD	9,302
Robert Half, Inc.	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(72,304) USD	1,715
Rockwell Automation, Inc.	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(1,605,329) USD	29,595
Rollins, Inc.	01/21/26	M	0.25%	Goldman Sachs & Co.	(2,276,299) USD	(379)
Roper Technologies, Inc.	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(125,790) USD	1,154
Royal Caribbean Cruises Ltd.	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(556,153) USD	32,899
RPM International, Inc.	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(549,556) USD	5,948
RTX Corp.	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(864,659) USD	5,980
Saia, Inc.	01/21/26	M	3.64%	Morgan Stanley Capital Services LLC	(88,998) USD	1,491
SailPoint, Inc.	01/21/26	M	3.20%	Goldman Sachs & Co.	(1,958,050) USD	39,639
Salesforce, Inc.	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(1,515,784) USD	2,353
Sandisk Corp.	01/21/26	M	0.25%	Goldman Sachs & Co.	(9,003,919) USD	(379)
Sandisk Corp.	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(36,881) USD	561
SAP SE	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(3,684,360) USD	34,880
Schlumberger NV	01/21/26	M	3.64%	Morgan Stanley Capital Services LLC	(60,875) USD	273
Schneider Electric SE	01/21/26	M	1.63%	Morgan Stanley Capital Services LLC	(148,080) EUR	2,766
Schneider National, Inc.	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(367,979) USD	4,810
Science Applications International Corp.	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(343,924) USD	6,109
Scorpio Tankers, Inc.	01/21/26	M	3.64%	Morgan Stanley Capital Services LLC	(330,159) USD	(643)
Seagate Technology Holdings PLC	01/21/26	M	3.64%	Morgan Stanley Capital Services LLC	(20,169) USD	341
Sensata Technologies Holding PLC	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(251,873) USD	(1,930)
Sensient Technologies Corp.	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(766,837) USD	18,055
SentinelOne, Inc.	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(298,988) USD	(1,402)
ServiceTitan, Inc.	01/21/26	M	3.39%	Goldman Sachs & Co.	(3,039,206) USD	9,388
Shake Shack, Inc.	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(550,427) USD	11,540
SharkNinja, Inc.	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(1,023,193) USD	44,852
Sherwin-Williams Co., (The)	01/21/26	M	3.64%	Morgan Stanley Capital Services LLC	(147,181) USD	1,044
Silgan Holdings, Inc.	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(119,591) USD	1,751
Sionna Therapeutics, Inc.	01/21/26	M	1.57%	Goldman Sachs & Co.	(391,221) USD	1,091
SiTime Corp.	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(733,403) USD	21,725
SK Telecom Co., Ltd.	01/21/26	M	2.05%	Morgan Stanley Capital Services LLC	(1,165,508) USD	102
Skyworks Solutions, Inc.	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(1,196,017) USD	26,800
Slide Insurance Holdings, Inc.	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(808,050) USD	916
Smithfield Foods, Inc.	01/21/26	M	3.39%	Goldman Sachs & Co.	(1,380,713) USD	4,314
Smithfield Foods, Inc.	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(415,319) USD	6,769
Smurfit WestRock PLC	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(2,400) USD	(37)
SoFi Technologies, Inc.	01/21/26	M	0.25%	Goldman Sachs & Co.	(7,445,077) USD	(2,845)
Sonic Automotive, Inc.	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(298,953) USD	7,160
Sonos, Inc.	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(773,121) USD	15,688
Sony Group Corp.	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(4,146,089) USD	(23,204)
Sotera Health Co.	01/21/26	M	0.25%	Goldman Sachs & Co.	(835,926) USD	(474)
Southwest Airlines Co.	01/21/26	M	3.64%	Morgan Stanley Capital Services LLC	(252,320) USD	(248)
Spyre Therapeutics, Inc.	01/21/26	M	3.39%	Goldman Sachs & Co.	(612,791) USD	(8,535)
STAG Industrial, Inc.	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(224,881) USD	2,777
Standardaero, Inc.	01/21/26	M	3.39%	Goldman Sachs & Co.	(2,048,634) USD	8,855
Standardaero, Inc.	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(1,749,524) USD	12,003

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2025 (Unaudited)

Reference Instrument	Termination Date[1]	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Stanley Black & Decker, Inc.	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(167,128) USD	$2,078
Starwood Property Trust, Inc.	01/21/26	M	3.39%	Goldman Sachs & Co.	(1,734,915) USD	27,027
Steel Dynamics, Inc.	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(2,056) USD	23
Sterling Infrastructure, Inc.	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(2,436,542) USD	23,450
Steven Madden Ltd.	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(643,840) USD	22,946
Stewart Information Services Corp.	01/21/26	M	3.39%	Goldman Sachs & Co.	(333,149) USD	(24)
Stride, Inc.	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(136,041) USD	2,610
Structure Therapeutics, Inc.	01/21/26	M	0.25%	Goldman Sachs & Co.	(659,448) USD	(95)
Sumitomo Mitsui Financial Group, Inc.	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(2,111,421) USD	7,195
Supernus Pharmaceuticals, Inc.	01/21/26	M	3.64%	Morgan Stanley Capital Services LLC	(112,049) USD	373
Symbotic, Inc.	01/21/26	M	0.53%	Goldman Sachs & Co.	(846,186) USD	(142)
Takeda Pharmaceutical Co., Ltd.	01/21/26	M	2.35%	Morgan Stanley Capital Services LLC	(591,537) USD	(14,665)
Take-Two Interactive Software, Inc.	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(341,336) USD	(5,329)
Tarsus Pharmaceuticals, Inc.	01/21/26	M	3.64%	Morgan Stanley Capital Services LLC	(157,273) USD	964
TD SYNNEX Corp.	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(173,795) USD	2,683
TechnipFMC PLC	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(592,327) USD	7,834
Telefonaktiebolaget LM Ericsson	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(276,859) USD	1,863
Telephone & Data Systems, Inc.	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(673,126) USD	(5,301)
Tenet Healthcare Corp.	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(849,746) USD	9,955
Teradata Corp.	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(410,206) USD	7,150
Teradyne, Inc.	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(791,087) USD	13,556
Terns Pharmaceuticals, Inc.	01/21/26	M	0.25%	Goldman Sachs & Co.	73,274 USD	(352)
Terreno Realty Corp.	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(206,726) USD	5,351
Tesla, Inc.	01/21/26	M	0.25%	Goldman Sachs & Co.	(4,264,600) USD	(95)
Texas Capital Bancshares, Inc.	01/21/26	M	3.64%	Morgan Stanley Capital Services LLC	(123,553) USD	1,958
Texas Instruments, Inc.	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(1,391,398) USD	41,473
Textron, Inc.	01/21/26	M	3.64%	Morgan Stanley Capital Services LLC	(10,424) USD	138
TG Therapeutics, Inc.	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(7,853) USD	(17)
Tidewater, Inc.	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(11,019) USD	159
TMC the metals Co., Inc.	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(840,033) USD	84,245
T-Mobile U.S., Inc.	01/21/26	M	0.25%	Goldman Sachs & Co.	(7,701,334) USD	(379)
Toast, Inc.	01/21/26	M	3.64%	Morgan Stanley Capital Services LLC	(27,149) USD	588
Toll Brothers, Inc.	01/21/26	M	3.64%	Morgan Stanley Capital Services LLC	(677,589) USD	7,168
TopBuild Corp.	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(66,148) USD	1,900
Toro Co.	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(327,392) USD	3,223
TotalEnergies SE	01/21/26	M	1.63%	Morgan Stanley Capital Services LLC	(297,377) EUR	2,885
TotalEnergies SE	01/21/26	M	3.10%	Morgan Stanley Capital Services LLC	(3,934,478) USD	26,876
TotalEnergies SE	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(126,185) USD	710
Tradeweb Markets, Inc.	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(180,347) USD	325
Transocean, Inc.	01/21/26	M	3.38%	Morgan Stanley Capital Services LLC	(1,533,761) USD	(14,658)
TransUnion	01/21/26	M	3.64%	Morgan Stanley Capital Services LLC	(78,630) USD	1,112
Trinity Industries, Inc.	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(762,369) USD	47,775
Truist Financial Corp.	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(87,771) USD	669
Twilio, Inc.	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(561,912) USD	4,758
Tyler Technologies, Inc.	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(223,417) USD	4,159
Tyson Foods, Inc.	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(187,667) USD	1,724
U.S. Foods Holding Corp.	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(1,842,431) USD	37,614
Ubiquiti, Inc.	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(1,584,572) USD	28,552

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2025 (Unaudited)

Reference Instrument	Termination Date[1]	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
U-Haul Holding Co.	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(781,947) USD	$16,860
UL Solutions, Inc.	01/21/26	M	3.39%	Goldman Sachs & Co.	(6,065,384) USD	82,749
Ulta Beauty, Inc.	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(237,200) USD	3,061
United Natural Foods, Inc.	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(331,072) USD	7,470
United Parcel Service, Inc.	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(317,910) USD	3,478
Upstream Bio, Inc.	01/21/26	M	2.83%	Goldman Sachs & Co.	(258,175) USD	711
Upwork, Inc.	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(195,634) USD	13,508
Uranium Energy Corp.	01/21/26	M	0.25%	Goldman Sachs & Co.	(165,994) USD	(142)
Urban Edge Properties	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(341,175) USD	1,742
V2X, Inc.	01/21/26	M	3.39%	Goldman Sachs & Co.	(1,048,510) USD	13,914
Vail Resorts, Inc.	01/21/26	M	3.64%	Morgan Stanley Capital Services LLC	(222,460) USD	1,347
Valaris Ltd.	01/21/26	M	3.64%	Morgan Stanley Capital Services LLC	(269,338) USD	1,411
Valero Energy Corp.	01/21/26	M	3.64%	Morgan Stanley Capital Services LLC	(316,687) USD	4,131
Valmont Industries, Inc.	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(119,462) USD	1,582
Valvoline, Inc.	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(1,395,317) USD	29,264
Veracyte, Inc.	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(206,765) USD	938
VeriSign, Inc.	01/21/26	M	0.25%	Goldman Sachs & Co.	(2,879,811) USD	(119)
Verizon Communications, Inc.	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(2,049,779) USD	(34,905)
Vertex, Inc.	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(388,079) USD	1,400
Vertiv Holdings Co.	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(1,410,086) USD	28,303
Via Transportation, Inc.	01/21/26	M	3.46%	Goldman Sachs & Co.	(137,518) USD	(47)
Viavi Solutions, Inc.	01/21/26	M	3.64%	Morgan Stanley Capital Services LLC	(38,289) USD	386
VICI Properties, Inc.	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(213,152) USD	1,718
Victoria’s Secret & Co.	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(1,079,764) USD	16,353
Viking Holdings Ltd.	01/21/26	M	0.25%	Goldman Sachs & Co.	(677,086) USD	(95)
Viper Energy, Inc.	01/21/26	M	3.39%	Goldman Sachs & Co.	(1,471,572) USD	6,259
Viridian Therapeutics, Inc.	01/21/26	M	0.25%	Goldman Sachs & Co.	(590,032) USD	(190)
Vishay Intertechnology, Inc.	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(119,923) USD	2,496
Vista Energy SAB de CV	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(130,284) USD	(5,818)
Visteon Corp.	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(321,810) USD	8,075
Vistra Corp.	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(496,045) USD	923
Voyager Technologies, Inc.	01/21/26	M	2.24%	Goldman Sachs & Co.	(372,740) USD	925
Voyager Technologies, Inc.	01/21/26	M	2.45%	Morgan Stanley Capital Services LLC	(120,168) USD	11,739
VSE Corp.	01/21/26	M	3.39%	Goldman Sachs & Co.	(989,349) USD	6,287
WaFd, Inc.	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(97,603) USD	3,947
Walt Disney Co.	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(424,347) USD	(5,249)
Warby Parker, Inc.	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(268,040) USD	15,712
WaterBridge Infrastructure LLC	01/21/26	M	3.39%	Goldman Sachs & Co.	(959,964) USD	11,190
Watsco, Inc.	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(232,695) USD	5,928
Watts Water Technologies, Inc.	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(1,197,176) USD	28,507
WaVe Life Sciences Ltd.	01/21/26	M	0.25%	Goldman Sachs & Co.	(322,232) USD	(190)
Waystar Holding Corp.	01/21/26	M	3.39%	Goldman Sachs & Co.	(1,869,384) USD	5,974
WD-40 Co.	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(136,226) USD	1,941
Wealthfront Corp.	01/21/26	M	1.69%	Goldman Sachs & Co.	(386,195) USD	(427)
Webster Financial Corp.	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(93,838) USD	2,890
Wells Fargo & Co.	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(4,092,037) USD	46,877
Welltower, Inc.	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(3,507,978) USD	17,768
WESCO International, Inc.	01/21/26	M	3.64%	Morgan Stanley Capital Services LLC	(443,040) USD	9,538
Willis Towers Watson PLC	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(983,116) USD	12,103

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2025 (Unaudited)

Reference Instrument	Termination Date[1]	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Wingstop, Inc.	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(112,168) USD	$6,994
Wintrust Financial Corp.	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(1,172,797) USD	35,781
Wistron Corp.	01/21/26	M	0.57%	Morgan Stanley Capital Services LLC	(41,846) USD	(1,166)
Woodward, Inc.	01/21/26	M	3.64%	Morgan Stanley Capital Services LLC	(443,844) USD	1,248
Workday, Inc.	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(662,890) USD	8,670
Workiva, Inc.	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(346,430) USD	5,225
WW Grainger, Inc.	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(918,951) USD	22,915
Xometry, Inc.	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(291,528) USD	16,776
XPO, Inc.	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(275,616) USD	7,058
Yum! Brands, Inc.	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(1,407,832) USD	24,377
Zenas Biopharma, Inc.	01/21/26	M	2.30%	Morgan Stanley Capital Services LLC	(124,142) USD	470
Zeta Global Holdings Corp.	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(604,413) USD	(66,974)
Zimmer Biomet Holdings, Inc.	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(63,441) USD	497
ZoomInfo Technologies, Inc.	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(531,624) USD	(8,179)
Zscaler, Inc.	01/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(343,830) USD	5,550

Total Sells						$4,647,653

Total OTC Total Return Swaps Outstanding						$4,870,606

1	The termination date presented for OTC Total Return Swaps is the monthly settlement date.

Centrally Cleared Interest Rate Swaps Outstanding at December 31, 2025

The Fund Pays/Receives Floating Rate	Floating Rate Index	Fixed Rate	Pay/ Receive Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Pays	USD SOFR	4.21%	1Y/1Y	04/18/2026	Morgan Stanley Capital Services LLC	500,000 USD	$(497)	$—	$(497)
Pays	USD SOFR	3.19%	1Y/1Y	12/01/2037	Morgan Stanley Capital Services LLC	3,000,000 USD	220,957	—	220,957
Pays	USD SOFR	3.87%	1Y/1Y	02/23/2029	Morgan Stanley Capital Services LLC	4,000,000 USD	(48,409)	—	(48,409)
Pays	USD SOFR	2.72%	6M/3M	09/08/2028	Morgan Stanley Capital Services LLC	1,000,000 USD	16,678	(191)	16,869
Pays	USD SOFR	2.39%	6M/3M	11/16/2028	Morgan Stanley Capital Services LLC	4,000,000 USD	141,373	(930)	142,303
Pays	USD SOFR	2.67%	6M/3M	09/13/2028	Morgan Stanley Capital Services LLC	2,500,000 USD	44,341	(306)	44,647
Pays	USD SOFR	2.43%	6M/3M	10/11/2026	Morgan Stanley Capital Services LLC	3,000,000 USD	43,252	(796)	44,048

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2025 (Unaudited)

The Fund Pays/Receives Floating Rate	Floating Rate Index	Fixed Rate	Pay/ Receive Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Pays	USD SOFR	1.88%	6M/3M	01/24/2027	Morgan Stanley Capital Services LLC	1,500,000 USD	$28,013	$(243)	$28,256
Pays	USD SOFR	1.32%	6M/3M	02/28/2027	Morgan Stanley Capital Services LLC	5,000,000 USD	129,158	(1,378)	130,536
Pays	USD SOFR	1.61%	6M/3M	03/23/2027	Morgan Stanley Capital Services LLC	7,000,000 USD	146,023	(2,068)	148,091
Pays	USD SOFR	1.62%	6M/3M	03/24/2027	Morgan Stanley Capital Services LLC	7,000,000 USD	145,276	(1,880)	147,156
Pays	USD SOFR	0.80%	6M/3M	01/13/2026	Morgan Stanley Capital Services LLC	80,000 USD	533	(21)	554
Pays	USD SOFR	0.95%	6M/3M	01/13/2027	Morgan Stanley Capital Services LLC	940,000 USD	30,696	(268)	30,964
Pays	USD SOFR	0.71%	6M/3M	01/22/2026	Morgan Stanley Capital Services LLC	12,000,000 USD	84,760	(5,364)	90,124
Pays	USD SOFR	2.72%	6M/3M	08/08/2028	Morgan Stanley Capital Services LLC	3,000,000 USD	50,494	(631)	51,125
Pays	USD SOFR	2.83%	6M/3M	07/29/2029	Morgan Stanley Capital Services LLC	3,000,000 USD	67,159	(725)	67,884
Receives	USD SOFR	0.98%	3M/6M	03/25/2030	Morgan Stanley Capital Services LLC	(3,000,000) USD	(310,805)	—	(310,805)
Pays	USD SOFR	2.40%	6M/3M	01/25/2027	Morgan Stanley Capital Services LLC	2,900,000 USD	21,921	—	21,921
Pays	USD SOFR	1.56%	6M/3M	09/26/2026	Morgan Stanley Capital Services LLC	1,800,000 USD	19,510	—	19,510
Pays	USD SOFR	2.27%	6M/3M	01/25/2026	Morgan Stanley Capital Services LLC	2,000,000 USD	(3,248)	—	(3,248)
Pays	USD SOFR	1.24%	M/M	04/19/2028	Morgan Stanley Capital Services LLC	700,000 USD	35,879	1	35,878
Pays	USD SOFR	1.62%	6M/3M	07/25/2026	Morgan Stanley Capital Services LLC	1,900,000 USD	21,209	—	21,209

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2025 (Unaudited)

The Fund Pays/Receives Floating Rate	Floating Rate Index	Fixed Rate	Pay/ Receive Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Pays	USD SOFR	1.90%	6M/3M	08/27/2029	Morgan Stanley Capital Services LLC	1,650,000 USD	$78,575	$—	$78,575
Pays	USD SOFR	3.17%	M/M	05/04/2032	Morgan Stanley Capital Services LLC	6,500,000 USD	190,221	—	190,221
Pays	USD SOFR	0.66%	6M/3M	03/11/2035	Morgan Stanley Capital Services LLC	1,500,000 USD	361,494	—	361,494
Pays	USD SOFR	3.49%	1Y/1Y	06/30/2038	Morgan Stanley Capital Services LLC	8,000,000 USD	427,617	—	427,617
Pays	JPY TONA	0.69%	M/M	09/29/2027	Bank of America Securities, Inc.	429,000,000 JPY	17,209	—	17,209
Receives	USD SOFR	3.96%	M/M	09/29/2027	Bank of America Securities, Inc.	(2,100,000) USD	22,243	(308)	22,551
Pays	JPY TONA	0.71%	M/M	09/29/2027	Bank of America Securities, Inc.	725,000,000 JPY	27,556	—	27,556
Pays	USD SOFR	3.68%	1Y/1Y	02/01/2034	Morgan Stanley Capital Services LLC	5,000,000 USD	24,281	—	24,281
Receives	EUR-EURIBOR	2.67%	1Y/6M	03/28/2039	Bank of America Securities, Inc.	(600,000) EUR	(21,401)	1,463	(22,864)
Receives	EUR-EURIBOR	2.65%	1Y/6M	04/04/2039	Bank of America Securities, Inc.	(600,000) EUR	(22,987)	3,728	(26,715)
Receives	EUR-EURIBOR	2.58%	1Y/6M	04/03/2034	Bank of America Securities, Inc.	(300,000) EUR	(1,159)	(297)	(862)
Receives	EUR-EURIBOR	2.61%	1Y/6M	04/04/2039	Bank of America Securities, Inc.	(200,000) EUR	(9,021)	(161)	(8,860)
Pays	USD SOFR	3.83%	1Y/1Y	04/03/2034	Bank of America Securities, Inc.	300,000 USD	(2,291)	86	(2,377)
Receives	GBP SONIA	3.72%	1Y/1Y	03/28/2039	Bank of America Securities, Inc.	(200,000) GBP	(13,611)	289	(13,900)
Pays	CAD CORRA	3.45%	6M/6M	04/03/2034	Bank of America Securities, Inc.	600,000 CAD	(14,201)	1,452	(15,653)

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2025 (Unaudited)

The Fund Pays/Receives Floating Rate	Floating Rate Index	Fixed Rate	Pay/ Receive Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Pays	CAD CORRA	3.48%	6M/6M	04/03/2034	Bank of America Securities, Inc.	300,000 CAD	$(7,681)	$2,215	$(9,896)
Receives	EUR-EURIBOR	2.58%	1Y/6M	04/04/2034	Bank of America Securities, Inc.	(300,000) EUR	(1,173)	(3,392)	2,219
Receives	EUR-EURIBOR	2.61%	1Y/6M	04/04/2039	Bank of America Securities, Inc.	(200,000) EUR	(8,903)	(3,176)	(5,727)
Pays	USD SOFR	3.94%	1Y/1Y	04/04/2034	Bank of America Securities, Inc.	300,000 USD	(4,960)	1,119	(6,079)
Pays	CAD CORRA	3.60%	6M/6M	04/03/2034	Bank of America Securities, Inc.	300,000 CAD	(9,547)	1,362	(10,909)
Receives	GBP SONIA	3.72%	1Y/1Y	04/04/2039	Bank of America Securities, Inc.	(200,000) GBP	(13,635)	(4,113)	(9,522)
Receives	EUR-EURIBOR	2.71%	1Y/6M	04/05/2039	Bank of America Securities, Inc.	(200,000) EUR	(6,166)	(246)	(5,920)
Pays	CAD CORRA	3.62%	6M/6M	04/04/2034	Bank of America Securities, Inc.	300,000 CAD	(9,875)	863	(10,738)
Pays	SEK STIBOR	2.55%	1Y/3M	04/06/2054	Bank of America Securities, Inc.	1,300,000 SEK	13,185	343	12,842
Receives	EUR-EURIBOR	2.68%	1Y/6M	04/11/2034	Bank of America Securities, Inc.	(300,000) EUR	1,592	1,237	355
Receives	EUR-EURIBOR	2.69%	1Y/6M	04/12/2039	Bank of America Securities, Inc.	(200,000) EUR	(6,766)	695	(7,461)
Pays	USD SOFR	3.97%	1Y/1Y	04/10/2034	Bank of America Securities, Inc.	300,000 USD	(5,652)	(280)	(5,372)
Receives	GBP SONIA	3.82%	1Y/1Y	04/04/2039	Bank of America Securities, Inc.	(200,000) GBP	(10,781)	657	(11,438)
Pays	SEK STIBOR	2.54%	1Y/3M	04/08/2054	Bank of America Securities, Inc.	1,300,000 SEK	13,419	(474)	13,893
Pays	CAD CORRA	3.56%	6M/6M	04/10/2034	Bank of America Securities, Inc.	300,000 CAD	(8,822)	101	(8,923)

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2025 (Unaudited)

The Fund Pays/Receives Floating Rate	Floating Rate Index	Fixed Rate	Pay/ Receive Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Receives	EUR-EURIBOR	2.71%	1Y/6M	04/12/2039	Bank of America Securities, Inc.	(200,000) EUR	$(6,240)	$(522)	$(5,718)
Pays	USD SOFR	4.02%	1Y/1Y	04/10/2034	Bank of America Securities, Inc.	300,000 USD	(6,936)	711	(7,647)
Pays	USD SOFR	4.02%	1Y/1Y	04/11/2039	Bank of America Securities, Inc.	200,000 USD	(894)	658	(1,552)
Pays	CAD CORRA	3.61%	6M/6M	04/10/2034	Bank of America Securities, Inc.	300,000 CAD	(9,681)	372	(10,053)
Receives	EUR-EURIBOR	2.73%	1Y/6M	04/12/2039	Bank of America Securities, Inc.	(200,000) EUR	(5,631)	1,610	(7,241)
Pays	SEK STIBOR	2.55%	1Y/3M	04/13/2054	Bank of America Securities, Inc.	1,300,000 SEK	13,286	527	12,759
Receives	EUR-EURIBOR	2.72%	1Y/6M	04/15/2039	Bank of America Securities, Inc.	(200,000) EUR	(6,076)	(1,351)	(4,725)
Pays	CAD CORRA	3.71%	6M/6M	04/12/2034	Bank of America Securities, Inc.	300,000 CAD	(11,321)	285	(11,606)
Receives	EUR-EURIBOR	2.76%	1Y/6M	04/18/2039	Bank of America Securities, Inc.	(200,000) EUR	(4,850)	2,410	(7,260)
Receives	GBP SONIA	3.96%	1Y/1Y	04/12/2039	Bank of America Securities, Inc.	(200,000) GBP	(6,404)	2,175	(8,579)
Receives	EUR-EURIBOR	2.76%	1Y/6M	04/18/2039	Bank of America Securities, Inc.	(200,000) EUR	(4,967)	(1,709)	(3,258)
Receives	EUR-EURIBOR	2.75%	1Y/6M	04/18/2034	Bank of America Securities, Inc.	(300,000) EUR	3,302	(1,780)	5,082
Pays	SEK STIBOR	2.62%	1Y/3M	04/20/2054	Bank of America Securities, Inc.	1,300,000 SEK	11,514	2,015	9,499
Receives	EUR-EURIBOR	2.78%	1Y/6M	04/22/2039	Bank of America Securities, Inc.	(200,000) EUR	(4,486)	(22)	(4,464)
Pays	CAD CORRA	3.88%	6M/6M	05/01/2034	Bank of America Securities, Inc.	300,000 CAD	(13,943)	(773)	(13,170)

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2025 (Unaudited)

The Fund Pays/Receives Floating Rate	Floating Rate Index	Fixed Rate	Pay/ Receive Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Receives	GBP SONIA	4.11%	1Y/1Y	04/29/2039	Bank of America Securities, Inc.	(200,000) GBP	$(2,205)	$855	$(3,060)
Pays	USD SOFR	4.25%	1Y/1Y	05/06/2039	Bank of America Securities, Inc.	200,000 USD	(5,855)	314	(6,169)
Pays	CAD CORRA	3.61%	6M/6M	05/08/2034	Bank of America Securities, Inc.	300,000 CAD	(9,503)	(716)	(8,787)
Pays	CAD CORRA	3.67%	6M/6M	05/15/2034	Bank of America Securities,	300,000 CAD	(10,332)	365	(10,697)
Pays	EUR-EURIBOR	2.79%	1Y/6M	05/22/2034	Bank of America Securities, Inc.	300,000 EUR	(4,146)	197	(4,343)
Receives	AUD BBSW	4.56%	6M/6M	05/23/2039	Bank of America Securities, Inc.	(200,000) AUD	(4,481)	(147)	(4,334)
Pays	EUR-EURIBOR	2.79%	1Y/6M	05/24/2039	Bank of America Securities, Inc.	200,000 EUR	4,559	689	3,870
Receives	AUD BBSW	4.42%	6M/6M	05/25/2054	Bank of America Securities, Inc.	(300,000) AUD	(17,617)	(1,917)	(15,700)
Pays	EUR-EURIBOR	2.84%	1Y/6M	05/30/2039	Bank of America Securities, Inc.	200,000 EUR	3,123	(23)	3,146
Receives	AUD BBSW	4.57%	6M/6M	05/30/2039	Bank of America Securities, Inc.	(500,000) AUD	(10,776)	(4,524)	(6,252)
Pays	EUR-EURIBOR	2.84%	1Y/6M	05/31/2034	Bank of America Securities, Inc.	300,000 EUR	(5,539)	1,137	(6,676)
Pays	EUR-EURIBOR	2.89%	1Y/6M	06/06/2039	Bank of America Securities, Inc.	200,000 EUR	1,610	594	1,016
Receives	GBP SONIA	4.07%	1Y/1Y	06/03/2039	Bank of America Securities, Inc.	(200,000) GBP	(3,232)	2,282	(5,514)
Pays	EUR-EURIBOR	2.78%	1Y/6M	06/07/2039	Bank of America Securities, Inc.	200,000 EUR	4,703	(37)	4,740
Receives	GBP SONIA	3.89%	1Y/1Y	06/08/2054	Bank of America Securities, Inc.	(100,000) GBP	(12,638)	73	(12,711)

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2025 (Unaudited)

The Fund Pays/Receives Floating Rate	Floating Rate Index	Fixed Rate	Pay/ Receive Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Receives	USD SOFR	3.91%	1Y/1Y	06/13/2039	Bank of America Securities, Inc.	(200,000) USD	$(1,726)	$(2,893)	$1,167
Receives	USD SOFR	3.91%	1Y/1Y	06/12/2034	Bank of America Securities, Inc.	(300,000) USD	4,378	(3,246)	7,624
Pays	EUR-EURIBOR	2.80%	1Y/6M	06/19/2034	Bank of America Securities, Inc.	300,000 EUR	(4,028)	796	(4,824)
Receives	GBP SONIA	3.79%	1Y/1Y	06/17/2054	Bank of America Securities, Inc.	(100,000) GBP	(14,820)	(437)	(14,383)
Pays	SEK STIBOR	2.33%	1Y/3M	06/22/2054	Bank of America Securities, Inc.	1,200,000 SEK	17,997	(301)	18,298
Pays	EUR-EURIBOR	2.75%	1Y/6M	06/24/2039	Bank of America Securities, Inc.	200,000 EUR	5,731	825	4,906
Pays	USD SOFR	3.81%	1Y/1Y	06/21/2036	Morgan Stanley Capital Services LLC	1,500,000 USD	3,756	—	3,756
Pays	SEK STIBOR	2.33%	1Y/3M	06/26/2054	Bank of America Securities, Inc.	1,300,000 SEK	19,544	1,355	18,189
Receives	GBP SONIA	3.86%	1Y/1Y	06/27/2039	Bank of America Securities, Inc.	(200,000) GBP	(9,638)	608	(10,246)
Pays	CAD CORRA	3.33%	6M/6M	07/02/2054	Bank of America Securities, Inc.	100,000 CAD	2,461	(394)	2,855
Receives	GBP SONIA	3.95%	1Y/1Y	07/01/2039	Bank of America Securities, Inc.	(200,000) GBP	(6,916)	(1,315)	(5,601)
Receives	USD SOFR	4.05%	1Y/1Y	07/05/2034	Bank of America Securities, Inc.	(300,000) USD	7,571	478	7,093
Pays	CAD CORRA	3.36%	6M/6M	07/03/2054	Bank of America Securities, Inc.	100,000 CAD	2,061	1,659	402
Receives	CHF SARON	1.09%	1Y/1Y	07/06/2054	Bank of America Securities, Inc.	(100,000) CHF	4,997	(536)	5,533
Pays	CAD CORRA	3.47%	6M/6M	07/06/2054	Bank of America Securities, Inc.	100,000 CAD	580	86	494

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2025 (Unaudited)

The Fund Pays/Receives Floating Rate	Floating Rate Index	Fixed Rate	Pay/ Receive Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Pays	SEK STIBOR	2.37%	1Y/3M	07/13/2054	Bank of America Securities, Inc.	1,300,000 SEK	$19,216	$711	$18,505
Pays	CAD CORRA	3.35%	6M/6M	07/10/2054	Bank of America Securities, Inc.	100,000 CAD	2,086	124	1,962
Receives	GBP SONIA	3.93%	1Y/1Y	07/10/2054	Bank of America Securities, Inc.	(100,000) GBP	(11,731)	676	(12,407)
Pays	CAD CORRA	3.35%	6M/6M	07/29/2054	Bank of America Securities, Inc.	100,000 CAD	2,198	(715)	2,913
Receives	CAD CORRA	3.13%	6M/6M	07/30/2029	Bank of America Securities, Inc.	(500,000) CAD	6,690	490	6,200
Pays	CAD CORRA	3.26%	6M/6M	07/31/2054	Bank of America Securities, Inc.	100,000 CAD	3,333	(422)	3,755
Receives	CAD CORRA	3.04%	6M/6M	08/01/2029	Bank of America Securities, Inc.	(500,000) CAD	5,532	197	5,335
Pays	SEK STIBOR	2.11%	1Y/3M	08/10/2054	Bank of America Securities, Inc.	1,200,000 SEK	24,549	1,589	22,960
Pays	CAD CORRA	3.10%	6M/6M	08/10/2054	Bank of America Securities, Inc.	100,000 CAD	5,486	597	4,889
Pays	CAD CORRA	3.13%	6M/6M	08/10/2054	Bank of America Securities, Inc.	100,000 CAD	5,124	486	4,638
Receives	USD SOFR	3.28%	1Y/1Y	12/17/2026	Bank of America Securities, Inc.	(700,000) USD	(1,244)	—	(1,244)
Receives	CAD CORRA	2.98%	6M/6M	08/21/2034	Bank of America Securities, Inc.	(300,000) CAD	(1,080)	342	(1,422)
Pays	SEK STIBOR	2.12%	1Y/3M	08/20/2054	Bank of America Securities, Inc.	1,200,000 SEK	24,197	(534)	24,731
Receives	USD SOFR	3.44%	1Y/1Y	08/21/2034	Bank of America Securities, Inc.	(300,000) USD	(6,411)	684	(7,095)
Receives	USD SOFR	3.10%	1Y/1Y	12/20/2027	Bank of America Securities, Inc.	(465,000) USD	(313)	—	(313)

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2025 (Unaudited)

The Fund Pays/Receives Floating Rate	Floating Rate Index	Fixed Rate	Pay/ Receive Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Receives	CAD CORRA	2.90%	6M/6M	08/23/2034	Bank of America Securities, Inc.	(300,000) CAD	$(2,438)	$(459)	$(1,979)
Pays	EUR-EURIBOR	2.45%	1Y/6M	08/27/2029	Bank of America Securities, Inc.	600,000 EUR	(981)	(143)	(838)
Pays	EUR-EURIBOR	2.47%	1Y/6M	08/28/2034	Bank of America Securities, Inc.	300,000 EUR	9,591	(115)	9,706
Receives	CAD CORRA	2.91%	6M/6M	08/28/2034	Bank of America Securities, Inc.	(300,000) CAD	(2,299)	(162)	(2,137)
Receives	USD SOFR	3.36%	1Y/1Y	08/28/2034	Bank of America Securities, Inc.	(300,000) USD	(8,270)	369	(8,639)
Pays	GBP SONIA	3.69%	1Y/1Y	08/28/2029	Bank of America Securities, Inc.	500,000 GBP	(1,949)	1,881	(3,830)
Pays	GBP SONIA	3.73%	1Y/1Y	08/28/2029	Bank of America Securities, Inc.	500,000 GBP	(3,077)	397	(3,474)
Pays	EUR-EURIBOR	2.59%	1Y/6M	08/30/2039	Bank of America Securities, Inc.	200,000 EUR	13,116	(689)	13,805
Receives	USD SOFR	3.10%	1Y/1Y	07/14/2028	Bank of America Securities, Inc.	(545,000) USD	(839)	—	(839)
Receives	USD SOFR	3.10%	1Y/1Y	06/30/2028	Bank of America Securities, Inc.	(1,080,000) USD	(1,610)	—	(1,610)
Receives	AUD BBSW	4.04%	6M/6M	08/30/2034	Bank of America Securities, Inc.	(300,000) AUD	(9,249)	(1,128)	(8,121)
Receives	GBP SONIA	3.79%	1Y/1Y	09/01/2054	Bank of America Securities, Inc.	(100,000) GBP	(14,766)	(402)	(14,364)
Pays	GBP SONIA	3.75%	1Y/1Y	08/30/2029	Bank of America Securities, Inc.	500,000 GBP	(3,380)	(938)	(2,442)
Pays	JPY TONA	0.69%	1Y/1Y	09/07/2028	Bank of America Securities, Inc.	1,700,000,000 JPY	156,132	—	156,132
Pays	SEK STIBOR	2.23%	1Y/3M	09/07/2054	Bank of America Securities, Inc.	1,100,000 SEK	19,642	(49)	19,691

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2025 (Unaudited)

The Fund Pays/Receives Floating Rate	Floating Rate Index	Fixed Rate	Pay/ Receive Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Pays	EUR-EURIBOR	2.57%	1Y/6M	09/06/2039	Bank of America Securities, Inc.	200,000 EUR	$13,746	$(771)	$14,517
Pays	GBP SONIA	3.64%	1Y/1Y	09/05/2029	Bank of America Securities, Inc.	500,000 GBP	(884)	(752)	(132)
Receives	GBP SONIA	3.58%	1Y/1Y	09/17/2054	Bank of America Securities, Inc.	(100,000) GBP	(19,473)	427	(19,900)
Pays	EUR-EURIBOR	2.48%	1Y/6M	09/20/2039	Bank of America Securities, Inc.	200,000 EUR	16,317	1,131	15,186
Receives	GBP SONIA	3.58%	1Y/1Y	09/18/2054	Bank of America Securities, Inc.	(100,000) GBP	(19,333)	(1,293)	(18,040)
Pays	CAD CORRA	2.88%	6M/6M	09/21/2054	Bank of America Securities, Inc.	100,000 CAD	8,469	217	8,252
Receives	CAD CORRA	2.60%	6M/6M	09/19/2029	Bank of America Securities, Inc.	(500,000) CAD	(741)	(183)	(558)
Pays	CAD CORRA	2.93%	6M/6M	09/21/2054	Bank of America Securities, Inc.	100,000 CAD	7,919	846	7,073
Receives	CAD CORRA	2.82%	6M/6M	09/25/2034	Bank of America Securities, Inc.	(300,000) CAD	(4,101)	(842)	(3,259)
Receives	GBP SONIA	3.70%	1Y/1Y	09/21/2054	Bank of America Securities, Inc.	(100,000) GBP	(16,843)	(353)	(16,490)
Pays	CAD CORRA	2.94%	6M/6M	09/23/2054	Bank of America Securities, Inc.	100,000 CAD	7,676	436	7,240
Receives	CAD CORRA	2.63%	6M/6M	09/24/2029	Bank of America Securities, Inc.	(500,000) CAD	(353)	355	(708)
Pays	CAD CORRA	2.97%	6M/6M	09/24/2054	Bank of America Securities, Inc.	100,000 CAD	7,350	(194)	7,544
Pays	CAD CORRA	2.97%	6M/6M	09/28/2054	Bank of America Securities, Inc.	100,000 CAD	7,267	599	6,668
Receives	GBP SONIA	3.73%	1Y/1Y	09/25/2054	Bank of America Securities, Inc.	(100,000) GBP	(16,135)	(1,316)	(14,819)

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2025 (Unaudited)

The Fund Pays/Receives Floating Rate	Floating Rate Index	Fixed Rate	Pay/ Receive Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Receives	CAD CORRA	2.67%	6M/6M	09/27/2029	Bank of America Securities, Inc.	(500,000) CAD	$134	$(165)	$299
Pays	CAD CORRA	3.02%	6M/6M	09/28/2054	Bank of America Securities, Inc.	100,000 CAD	6,651	(14)	6,665
Pays	CAD CORRA	3.03%	6M/6M	10/01/2054	Bank of America Securities, Inc.	100,000 CAD	6,586	(464)	7,050
Pays	CAD CORRA	2.97%	6M/6M	10/02/2054	Bank of America Securities, Inc.	100,000 CAD	7,374	(414)	7,788
Receives	EUR-EURIBOR	2.43%	1Y/6M	10/07/2039	Bank of America Securities, Inc.	(200,000) EUR	(17,905)	(1,021)	(16,884)
Pays	CAD CORRA	3.04%	6M/6M	10/05/2054	Bank of America Securities, Inc.	100,000 CAD	6,371	387	5,984
Receives	EUR-EURIBOR	2.47%	6M/1Y	10/10/2039	Bank of America Securities, Inc.	(200,000) EUR	(15,730)	(1,336)	(14,394)
Pays	CAD CORRA	3.10%	6M/6M	10/07/2054	Bank of America Securities, Inc.	100,000 CAD	5,606	887	4,719
Receives	EUR-EURIBOR	2.43%	1Y/6M	10/09/2034	Bank of America Securities, Inc.	(300,000) EUR	(11,278)	(940)	(10,338)
Pays	USD SOFR	3.43%	1Y/1Y	10/09/2054	Bank of America Securities, Inc.	100,000 USD	12,476	733	11,743
Pays	SEK STIBOR	2.27%	1Y/3M	10/09/2054	Bank of America Securities, Inc.	1,100,000 SEK	19,423	2,584	16,839
Receives	USD SOFR	3.49%	1Y/1Y	10/04/2034	Morgan Stanley Capital Services LLC	(2,500,000) USD	(44,969)	(819)	(44,150)
Pays	CAD CORRA	3.20%	6M/6M	10/09/2054	Bank of America Securities, Inc.	100,000 CAD	4,306	367	3,939
Pays	USD SOFR	3.47%	1Y/1Y	10/13/2054	Bank of America Securities, Inc.	100,000 USD	11,641	559	11,082
Pays	CAD CORRA	3.19%	6M/6M	10/13/2054	Bank of America Securities, Inc.	100,000 CAD	4,350	307	4,043

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2025 (Unaudited)

The Fund Pays/Receives Floating Rate	Floating Rate Index	Fixed Rate	Pay/ Receive Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Receives	SEK STIBOR	2.47%	1Y/3M	10/11/2034	Bank of America Securities, Inc.	(2,800,000) SEK	$(8,611)	$178	$(8,789)
Receives	CAD CORRA	2.86%	6M/6M	10/16/2029	Bank of America Securities, Inc.	(500,000) CAD	2,788	875	1,913
Pays	USD SOFR	3.71%	1Y/1Y	10/17/2039	Bank of America Securities, Inc.	200,000 USD	6,127	(1,208)	7,335
Receives	SEK STIBOR	2.46%	1Y/3M	10/17/2034	Bank of America Securities, Inc.	(2,800,000) SEK	(8,970)	1,720	(10,690)
Receives	EUR-EURIBOR	2.50%	1Y/6M	10/18/2039	Bank of America Securities, Inc.	(200,000) EUR	(15,978)	795	(16,773)
Receives	SEK STIBOR	2.38%	1Y/3M	10/18/2034	Bank of America Securities, Inc.	(2,800,000) SEK	(10,960)	734	(11,694)
Pays	USD SOFR	3.63%	1Y/1Y	10/18/2039	Bank of America Securities, Inc.	200,000 USD	7,735	(503)	8,238
Receives	EUR-EURIBOR	2.47%	1Y/6M	10/21/2039	Bank of America Securities, Inc.	(200,000) EUR	(16,940)	(222)	(16,718)
Pays	USD SOFR	3.62%	1Y/1Y	10/21/2039	Bank of America Securities, Inc.	200,000 USD	8,055	1,781	6,274
Pays	GBP SONIA	3.81%	1Y/1Y	10/17/2039	Bank of America Securities, Inc.	200,000 GBP	11,256	350	10,906
Receives	EUR-EURIBOR	2.48%	6M/1Y	10/24/2039	Bank of America Securities, Inc.	(200,000) EUR	(15,453)	212	(15,665)
Pays	USD SOFR	3.70%	1Y/1Y	10/24/2039	Bank of America Securities, Inc.	200,000 USD	6,341	(400)	6,741
Pays	USD SOFR	3.70%	1Y/1Y	10/24/2039	Bank of America Securities, Inc.	200,000 USD	6,330	1,205	5,125
Receives	SEK STIBOR	2.21%	1Y/3M	10/24/2029	Bank of America Securities, Inc.	(5,900,000) SEK	(4,765)	(1,432)	(3,333)
Receives	EUR-EURIBOR	2.53%	1Y/6M	10/24/2039	Bank of America Securities, Inc.	(200,000) EUR	(15,179)	(76)	(15,103)

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2025 (Unaudited)

The Fund Pays/Receives Floating Rate	Floating Rate Index	Fixed Rate	Pay/ Receive Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Pays	USD SOFR	3.81%	1Y/1Y	10/24/2039	Bank of America Securities, Inc.	200,000 USD	$3,948	$(325)	$4,273
Receives	EUR-EURIBOR	2.55%	1Y/6M	10/25/2039	Bank of America Securities, Inc.	(200,000) EUR	(14,782)	535	(15,317)
Pays	USD SOFR	3.81%	1Y/1Y	10/25/2039	Bank of America Securities, Inc.	200,000 USD	3,905	794	3,111
Pays	USD SOFR	3.84%	1Y/1Y	10/28/2039	Bank of America Securities, Inc.	200,000 USD	3,239	(988)	4,227
Receives	SEK STIBOR	2.43%	1Y/3M	10/30/2034	Bank of America Securities, Inc.	(3,000,000) SEK	(10,730)	94	(10,824)
Pays	USD SOFR	3.80%	1Y/1Y	10/31/2039	Bank of America Securities, Inc.	200,000 USD	4,068	(560)	4,628
Receives	EUR-EURIBOR	2.50%	1Y/6M	10/31/2039	Bank of America Securities, Inc.	(200,000) EUR	(16,099)	4	(16,103)
Pays	USD SOFR	3.82%	1Y/1Y	10/31/2039	Bank of America Securities, Inc.	200,000 USD	3,545	147	3,398
Receives	EUR-EURIBOR	2.40%	1Y/6M	10/31/2034	Bank of America Securities, Inc.	(300,000) EUR	(12,430)	(373)	(12,057)
Receives	GBP SONIA	3.86%	1Y/1Y	10/29/2029	Bank of America Securities, Inc.	(500,000) GBP	6,554	(791)	7,345
Receives	EUR-EURIBOR	2.51%	1Y/6M	11/04/2039	Bank of America Securities, Inc.	(200,000) EUR	(15,906)	(115)	(15,791)
Receives	CAD CORRA	2.89%	6M/6M	11/01/2029	Bank of America Securities, Inc.	(500,000) CAD	3,099	274	2,825
Pays	GBP SONIA	4.07%	1Y/1Y	10/31/2039	Bank of America Securities, Inc.	200,000 GBP	3,868	961	2,907
Receives	EUR-EURIBOR	2.46%	1Y/6M	11/07/2039	Bank of America Securities, Inc.	(200,000) EUR	(17,267)	(554)	(16,713)
Receives	GBP SONIA	4.05%	1Y/1Y	11/01/2029	Bank of America Securities, Inc.	(500,000) GBP	11,212	(643)	11,855

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2025 (Unaudited)

The Fund Pays/Receives Floating Rate	Floating Rate Index	Fixed Rate	Pay/ Receive Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Receives	EUR-EURIBOR	2.50%	1Y/6M	11/08/2039	Bank of America Securities, Inc.	(200,000) EUR	$(16,187)	$769	$(16,956)
Pays	GBP SONIA	4.14%	1Y/1Y	11/07/2039	Bank of America Securities, Inc.	200,000 GBP	1,863	1,367	496
Pays	GBP SONIA	4.12%	1Y/1Y	11/06/2054	Bank of America Securities, Inc.	100,000 GBP	7,370	1,267	6,103
Pays	GBP SONIA	4.07%	1Y/1Y	11/09/2054	Bank of America Securities, Inc.	100,000 GBP	8,541	(73)	8,614
Receives	USD SOFR	3.75%	1Y/1Y	11/16/2054	Bank of America Securities, Inc.	(100,000) USD	(6,835)	(714)	(6,121)
Receives	EUR-EURIBOR	2.40%	1Y/6M	11/18/2039	Bank of America Securities, Inc.	(200,000) EUR	(18,910)	1,447	(20,357)
Pays	GBP SONIA	4.07%	1Y/1Y	11/21/2039	Bank of America Securities, Inc.	200,000 GBP	3,940	(968)	4,908
Receives	USD SOFR	3.77%	1Y/1Y	11/23/2054	Bank of America Securities, Inc.	(100,000) USD	(6,479)	868	(7,347)
Receives	GBP SONIA	3.93%	1Y/1Y	11/26/2029	Bank of America Securities, Inc.	(500,000) GBP	8,430	(3)	8,433
Receives	EUR-EURIBOR	2.16%	6M/1Y	12/05/2039	Bank of America Securities, Inc.	(200,000) EUR	(24,589)	161	(24,750)
Receives	EUR-EURIBOR	2.15%	6M/1Y	12/06/2039	Bank of America Securities, Inc.	(200,000) EUR	(24,945)	(520)	(24,425)
Receives	EUR-EURIBOR	2.15%	6M/1Y	12/09/2039	Bank of America Securities, Inc.	(200,000) EUR	(24,885)	(160)	(24,725)
Pays	GBP SONIA	3.93%	1Y/1Y	12/07/2054	Bank of America Securities, Inc.	100,000 GBP	11,582	(74)	11,656
Pays	GBP SONIA	3.99%	1Y/1Y	12/11/2054	Bank of America Securities, Inc.	100,000 GBP	10,297	191	10,106
Receives	EUR-EURIBOR	2.27%	1Y/6M	12/19/2039	Bank of America Securities, Inc.	(200,000) EUR	(22,660)	(503)	(22,157)

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2025 (Unaudited)

The Fund Pays/Receives Floating Rate	Floating Rate Index	Fixed Rate	Pay/ Receive Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Pays	USD SOFR	3.89%	1Y/1Y	12/19/2039	Bank of America Securities, Inc.	200,000 USD	$2,320	$360	$1,960
Pays	USD SOFR	3.94%	1Y/1Y	12/19/2039	Bank of America Securities, Inc.	200,000 USD	1,088	(576)	1,664
Receives	GBP SONIA	4.07%	1Y/1Y	12/18/2029	Bank of America Securities, Inc.	(500,000) GBP	11,901	(641)	12,542
Receives	USD SOFR	3.79%	1Y/1Y	08/24/2054	Bank of America Securities, Inc.	(850,000) USD	(58,199)	—	(58,199)
Receives	USD SOFR	3.75%	1Y/1Y	09/02/2059	Bank of America Securities, Inc.	(550,000) USD	(43,614)	—	(43,614)
Pays	USD SOFR	4.09%	1Y/1Y	12/27/2039	Bank of America Securities, Inc.	200,000 USD	(2,157)	(900)	(1,257)
Pays	USD SOFR	4.13%	1Y/1Y	12/27/2039	Bank of America Securities, Inc.	200,000 USD	(3,012)	712	(3,724)
Pays	USD SOFR	4.09%	1Y/1Y	01/02/2035	Bank of America Securities, Inc.	300,000 USD	(7,901)	471	(8,372)
Pays	GBP SONIA	4.22%	1Y/1Y	12/29/2054	Bank of America Securities, Inc.	100,000 GBP	5,243	952	4,291
Receives	SEK STIBOR	2.81%	1Y/3M	01/09/2040	Bank of America Securities, Inc.	(2,200,000) SEK	(2,055)	2,971	(5,026)
Receives	EUR-EURIBOR	2.44%	6M/1Y	01/09/2040	Bank of America Securities, Inc.	(200,000) EUR	(19,675)	(67)	(19,608)
Pays	USD SOFR	4.09%	1Y/1Y	01/08/2035	Bank of America Securities, Inc.	300,000 USD	(7,911)	(243)	(7,668)
Receives	EUR-EURIBOR	2.49%	6M/1Y	01/09/2040	Bank of America Securities, Inc.	(200,000) EUR	(18,350)	(984)	(17,366)
Receives	EUR-EURIBOR	2.53%	6M/1Y	01/10/2040	Bank of America Securities, Inc.	(200,000) EUR	(17,095)	(442)	(16,653)
Receives	USD SOFR	3.94%	1Y/1Y	09/02/2059	Bank of America Securities, Inc.	(650,000) USD	(33,438)	—	(33,438)

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2025 (Unaudited)

The Fund Pays/Receives Floating Rate	Floating Rate Index	Fixed Rate	Pay/ Receive Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Receives	EUR-EURIBOR	2.60%	1Y/6M	01/16/2040	Bank of America Securities, Inc.	(200,000) EUR	$(10,228)	$(324)	$(9,904)
Pays	CAD CORRA	3.22%	6M/6M	01/14/2055	Bank of America Securities, Inc.	100,000 CAD	3,929	523	3,406
Pays	USD SOFR	4.30%	1Y/1Y	01/16/2035	Bank of America Securities, Inc.	300,000 USD	(13,293)	141	(13,434)
Receives	SEK STIBOR	2.88%	3M/1Y	01/17/2040	Bank of America Securities, Inc.	(2,200,000) SEK	(7,446)	869	(8,315)
Receives	CAD CORRA	2.93%	6M/6M	01/17/2030	Bank of America Securities, Inc.	(500,000) CAD	3,795	(193)	3,988
Pays	GBP SONIA	4.35%	1Y/1Y	01/18/2055	Bank of America Securities, Inc.	100,000 GBP	2,258	341	1,917
Receives	SEK STIBOR	2.70%	3M/1Y	01/24/2040	Bank of America Securities, Inc.	(2,200,000) SEK	(12,477)	729	(13,206)
Pays	USD SOFR	4.17%	1Y/1Y	01/24/2040	Bank of America Securities, Inc.	200,000 USD	(3,510)	(353)	(3,157)
Receives	JPY TONA	1.83%	1Y/1Y	02/03/2055	Bank of America Securities, Inc.	(14,700,000) JPY	(17,937)	289	(18,226)
Receives	CAD CORRA	2.59%	6M/6M	02/04/2030	Bank of America Securities, Inc.	(500,000) CAD	(1,497)	156	(1,653)
Pays	USD SOFR	4.02%	1Y/1Y	02/04/2030	Bank of America Securities, Inc.	300,000 USD	(6,397)	(68)	(6,329)
Receives	CHF SARON	0.29%	1Y/1Y	02/04/2030	Bank of America Securities, Inc.	(800,000) CHF	3,955	1,856	2,099
Pays	USD SOFR	4.03%	1Y/1Y	02/05/2030	Bank of America Securities, Inc.	500,000 USD	(10,978)	(219)	(10,759)
Pays	USD SOFR	4.07%	1Y/1Y	02/06/2030	Bank of America Securities, Inc.	500,000 USD	(11,759)	(570)	(11,189)
Receives	CAD CORRA	2.53%	6M/6M	02/05/2030	Bank of America Securities, Inc.	(500,000) CAD	(2,531)	599	(3,130)

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2025 (Unaudited)

The Fund Pays/Receives Floating Rate	Floating Rate Index	Fixed Rate	Pay/ Receive Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Pays	USD SOFR	4.02%	1Y/1Y	02/07/2030	Bank of America Securities, Inc.	500,000 USD	$(10,705)	$(1,836)	$(8,869)
Receives	CAD CORRA	2.49%	6M/6M	02/06/2030	Bank of America Securities, Inc.	(500,000) CAD	(3,180)	658	(3,838)
Receives	CAD CORRA	2.45%	6M/6M	02/07/2030	Bank of America Securities, Inc.	(500,000) CAD	(3,782)	(848)	(2,934)
Receives	CAD CORRA	2.59%	6M/6M	02/11/2030	Bank of America Securities, Inc.	(500,000) CAD	(1,629)	1,028	(2,657)
Pays	USD SOFR	4.28%	1Y/1Y	02/21/2040	Bank of America Securities, Inc.	200,000 USD	(6,145)	(1,039)	(5,106)
Receives	EUR-EURIBOR	1.51%	6M/1Y	02/18/2075	Bank of America Securities, Inc.	(500,000) EUR	(43,964)	1,529	(45,493)
Pays	EUR-EURIBOR	2.13%	1Y/6M	02/19/2055	Bank of America Securities, Inc.	300,000 EUR	54,602	113	54,489
Receives	CAD CORRA	2.65%	6M/6M	02/19/2030	Bank of America Securities, Inc.	(500,000) CAD	(707)	225	(932)
Receives	GBP SONIA	3.25%	1Y/1Y	02/15/2075	Bank of America Securities, Inc.	(720,000) GBP	(19,553)	(181)	(19,372)
Pays	GBP SONIA	4.45%	1Y/1Y	02/15/2055	Bank of America Securities, Inc.	280,000 GBP	15,335	(387)	15,722
Receives	EUR-EURIBOR	1.55%	6M/1Y	02/22/2075	Bank of America Securities, Inc.	(300,000) EUR	(25,448)	579	(26,027)
Pays	EUR-EURIBOR	2.22%	1Y/6M	02/22/2055	Bank of America Securities, Inc.	100,000 EUR	16,985	4	16,981
Pays	GBP SONIA	4.50%	1Y/1Y	02/19/2055	Bank of America Securities, Inc.	320,000 GBP	15,396	152	15,244
Receives	GBP SONIA	3.31%	1Y/1Y	02/19/2075	Bank of America Securities, Inc.	(760,000) GBP	(18,320)	387	(18,707)
Receives	GBP SONIA	3.33%	1Y/1Y	02/22/2075	Bank of America Securities, Inc.	(700,000) GBP	(16,031)	738	(16,769)

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2025 (Unaudited)

The Fund Pays/Receives Floating Rate	Floating Rate Index	Fixed Rate	Pay/ Receive Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Pays	GBP SONIA	4.54%	1Y/1Y	02/22/2055	Bank of America Securities, Inc.	300,000 GBP	$13,125	$(283)	$13,408
Pays	CHF SARON	0.58%	1Y/1Y	02/26/2035	Bank of America Securities, Inc.	200,000 CHF	(555)	1,819	(2,374)
Receives	USD SOFR	4.11%	1Y/1Y	02/26/2035	Bank of America Securities, Inc.	(300,000) USD	8,362	329	8,033
Pays	GBP SONIA	4.47%	1Y/1Y	02/26/2055	Bank of America Securities, Inc.	300,000 GBP	15,506	(1,939)	17,445
Receives	GBP SONIA	3.28%	1Y/1Y	02/25/2075	Bank of America Securities, Inc.	(800,000) GBP	(20,398)	1,896	(22,294)
Pays	EUR-EURIBOR	2.16%	1Y/6M	03/01/2055	Bank of America Securities, Inc.	200,000 EUR	35,608	(319)	35,927
Receives	EUR-EURIBOR	1.50%	6M/1Y	02/26/2075	Bank of America Securities, Inc.	(200,000) EUR	(17,714)	383	(18,097)
Pays	CHF SARON	0.58%	1Y/1Y	02/28/2035	Bank of America Securities, Inc.	200,000 CHF	(368)	(765)	397
Receives	USD SOFR	3.89%	1Y/1Y	02/28/2035	Bank of America Securities, Inc.	(300,000) USD	2,547	224	2,323
Pays	GBP SONIA	4.40%	1Y/1Y	02/26/2055	Bank of America Securities, Inc.	600,000 GBP	36,105	1,539	34,566
Receives	GBP SONIA	3.23%	1Y/1Y	02/26/2075	Bank of America Securities, Inc.	(1,400,000) GBP	(39,382)	(190)	(39,192)
Pays	GBP SONIA	4.22%	1Y/1Y	02/26/2055	Bank of America Securities, Inc.	100,000 GBP	5,176	(457)	5,633
Receives	EUR-EURIBOR	1.49%	6M/1Y	03/04/2075	Bank of America Securities, Inc.	(500,000) EUR	(44,465)	486	(44,951)
Pays	EUR-EURIBOR	2.43%	1Y/6M	03/05/2040	Bank of America Securities, Inc.	200,000 EUR	15,618	696	14,922
Pays	EUR-EURIBOR	2.16%	1Y/6M	03/05/2055	Bank of America Securities, Inc.	300,000 EUR	53,112	34	53,078

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2025 (Unaudited)

The Fund Pays/Receives Floating Rate	Floating Rate Index	Fixed Rate	Pay/ Receive Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Receives	CAD CORRA	2.53%	6M/6M	02/28/2030	Bank of America Securities, Inc.	(500,000) CAD	$(2,567)	$235	$(2,802)
Receives	USD SOFR	3.80%	1Y/1Y	03/04/2030	Bank of America Securities, Inc.	(500,000) USD	5,705	(656)	6,361
Receives	USD SOFR	3.84%	1Y/1Y	03/05/2035	Bank of America Securities, Inc.	(300,000) USD	1,419	(947)	2,366
Receives	USD SOFR	3.90%	1Y/1Y	03/05/2040	Bank of America Securities, Inc.	(200,000) USD	(2,833)	(954)	(1,879)
Pays	GBP SONIA	4.15%	1Y/1Y	02/27/2040	Bank of America Securities, Inc.	200,000 GBP	2,169	606	1,563
Pays	GBP SONIA	4.44%	1Y/1Y	03/01/2055	Bank of America Securities, Inc.	300,000 GBP	16,556	386	16,170
Receives	GBP SONIA	3.25%	1Y/1Y	02/26/2075	Bank of America Securities, Inc.	(800,000) GBP	(21,622)	13	(21,635)
Pays	EUR-EURIBOR	2.43%	1Y/6M	03/05/2040	Bank of America Securities, Inc.	200,000 EUR	15,785	2,114	13,671
Pays	CHF SARON	0.49%	1Y/1Y	03/05/2035	Bank of America Securities, Inc.	200,000 CHF	1,883	1,855	28
Receives	USD SOFR	3.86%	1Y/1Y	03/05/2040	Bank of America Securities, Inc.	(200,000) USD	(3,884)	(839)	(3,045)
Receives	EUR-EURIBOR	1.62%	6M/1Y	03/08/2075	Bank of America Securities, Inc.	(200,000) EUR	(15,980)	(96)	(15,884)
Pays	EUR-EURIBOR	2.28%	1Y/6M	03/08/2055	Bank of America Securities, Inc.	100,000 EUR	16,123	50	16,073
Pays	EUR-EURIBOR	2.31%	1Y/6M	03/08/2055	Bank of America Securities, Inc.	100,000 EUR	19,844	138	19,706
Receives	CAD CORRA	2.36%	6M/6M	03/05/2030	Bank of America Securities, Inc.	(500,000) CAD	(5,194)	334	(5,528)
Receives	USD SOFR	3.68%	1Y/1Y	03/06/2030	Bank of America Securities, Inc.	(500,000) USD	2,957	985	1,972

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2025 (Unaudited)

The Fund Pays/Receives Floating Rate	Floating Rate Index	Fixed Rate	Pay/ Receive Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Receives	USD SOFR	3.81%	1Y/1Y	03/06/2040	Bank of America Securities, Inc.	(200,000) USD	$(4,972)	$489	$(5,461)
Pays	GBP SONIA	4.42%	1Y/1Y	03/05/2055	Bank of America Securities, Inc.	300,000 GBP	17,234	(743)	17,977
Receives	GBP SONIA	3.24%	1Y/1Y	03/04/2075	Bank of America Securities, Inc.	(700,000) GBP	(19,172)	928	(20,100)
Pays	EUR-EURIBOR	2.35%	1Y/6M	03/08/2055	Bank of America Securities, Inc.	100,000 EUR	18,901	2,706	16,195
Pays	CHF SARON	0.53%	1Y/1Y	03/07/2035	Bank of America Securities, Inc.	200,000 CHF	851	1,387	(536)
Receives	USD SOFR	3.89%	1Y/1Y	03/07/2040	Bank of America Securities, Inc.	(200,000) USD	(3,181)	954	(4,135)
Pays	EUR-EURIBOR	2.72%	1Y/6M	03/12/2040	Bank of America Securities, Inc.	200,000 EUR	7,205	2,372	4,833
Receives	USD SOFR	3.79%	1Y/1Y	03/11/2030	Bank of America Securities, Inc.	(500,000) USD	5,630	(467)	6,097
Pays	GBP SONIA	4.29%	1Y/1Y	03/06/2040	Bank of America Securities, Inc.	200,000 GBP	(2,173)	790	(2,963)
Receives	USD SOFR	3.93%	1Y/1Y	03/12/2040	Bank of America Securities, Inc.	(200,000) USD	(2,256)	(955)	(1,301)
Pays	EUR-EURIBOR	2.74%	1Y/6M	03/12/2040	Bank of America Securities, Inc.	200,000 EUR	6,686	1,200	5,486
Pays	EUR-EURIBOR	2.53%	1Y/6M	03/11/2055	Bank of America Securities, Inc.	100,000 EUR	14,574	1,428	13,146
Pays	GBP SONIA	4.33%	1Y/1Y	03/08/2055	Bank of America Securities, Inc.	100,000 GBP	2,768	(406)	3,174
Pays	CHF SARON	0.84%	1Y/1Y	03/15/2055	Bank of America Securities, Inc.	100,000 CHF	3,015	2,432	583
Receives	EUR-EURIBOR	1.89%	6M/1Y	03/18/2075	Bank of America Securities, Inc.	(3,500,000) EUR	(210,729)	7,020	(217,749)

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2025 (Unaudited)

The Fund Pays/Receives Floating Rate	Floating Rate Index	Fixed Rate	Pay/ Receive Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Pays	EUR-EURIBOR	2.61%	1Y/6M	03/19/2055	Bank of America Securities, Inc.	1,900,000 EUR	$225,431	$(2,239)	$227,670
Pays	GBP SONIA	4.67%	1Y/1Y	03/15/2055	Bank of America Securities, Inc.	200,000 GBP	5,510	228	5,282
Receives	GBP SONIA	3.41%	1Y/1Y	03/15/2075	Bank of America Securities, Inc.	(600,000) GBP	(11,279)	180	(11,459)
Receives	GBP SONIA	4.00%	1Y/1Y	03/14/2030	Bank of America Securities, Inc.	(500,000) GBP	9,163	(375)	9,538
Receives	CHF SARON	0.79%	1Y/1Y	03/20/2035	Bank of America Securities, Inc.	(200,000) CHF	5,607	(386)	5,993
Pays	USD SOFR	3.97%	1Y/1Y	03/20/2040	Bank of America Securities, Inc.	200,000 USD	1,218	418	800
Receives	GBP SONIA	3.99%	1Y/1Y	03/19/2030	Bank of America Securities, Inc.	(500,000) GBP	8,955	(104)	9,059
Pays	USD SOFR	3.79%	1Y/1Y	03/21/2030	Bank of America Securities, Inc.	500,000 USD	(5,660)	824	(6,484)
Receives	SEK STIBOR	3.07%	1Y/3M	03/26/2040	Bank of America Securities, Inc.	(1,900,000) SEK	4,357	1,061	3,296
Receives	CHF SARON	0.78%	1Y/1Y	03/27/2035	Bank of America Securities, Inc.	(200,000) CHF	5,230	(285)	5,515
Receives	EUR-EURIBOR	2.63%	6M/1Y	03/31/2055	Bank of America Securities, Inc.	(100,000) EUR	(14,140)	(551)	(13,589)
Receives	SEK STIBOR	3.07%	1Y/3M	04/03/2040	Bank of America Securities, Inc.	(1,900,000) SEK	3,452	977	2,475
Receives	CHF SARON	0.70%	1Y/1Y	04/02/2035	Bank of America Securities, Inc.	(200,000) CHF	3,371	889	2,482
Pays	USD SOFR	4.02%	1Y/1Y	04/02/2040	Bank of America Securities, Inc.	200,000 USD	205	(1,089)	1,294
Pays	EUR-EURIBOR	2.78%	1Y/6M	04/03/2040	Bank of America Securities, Inc.	200,000 EUR	5,720	(2,089)	7,809

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2025 (Unaudited)

The Fund Pays/Receives Floating Rate	Floating Rate Index	Fixed Rate	Pay/ Receive Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Receives	USD SOFR	3.65%	1Y/1Y	04/03/2030	Bank of America Securities, Inc.	(500,000) USD	$2,400	$505	$1,895
Receives	GBP SONIA	3.99%	1Y/1Y	04/02/2030	Bank of America Securities, Inc.	(500,000) GBP	8,887	(171)	9,058
Pays	EUR-EURIBOR	2.59%	1Y/6M	04/07/2055	Bank of America Securities, Inc.	100,000 EUR	13,103	(789)	13,892
Receives	EUR-EURIBOR	2.29%	6M/1Y	04/08/2030	Bank of America Securities, Inc.	(500,000) EUR	(10,913)	2,111	(13,024)
Receives	SEK STIBOR	2.58%	3M/1Y	04/08/2030	Bank of America Securities, Inc.	(4,800,000) SEK	(1,886)	3,895	(5,781)
Pays	EUR-EURIBOR	2.68%	1Y/6M	04/09/2040	Bank of America Securities, Inc.	200,000 EUR	8,668	(2,629)	11,297
Receives	EUR-EURIBOR	2.56%	1Y/6M	04/09/2035	Bank of America Securities, Inc.	(300,000) EUR	(4,465)	2,574	(7,039)
Pays	EUR-EURIBOR	2.54%	1Y/6M	04/08/2055	Bank of America Securities, Inc.	100,000 EUR	14,266	(2,905)	17,171
Pays	CAD CORRA	2.89%	6M/6M	04/07/2055	Bank of America Securities, Inc.	100,000 CAD	8,384	(1,371)	9,755
Receives	USD SOFR	3.59%	1Y/1Y	04/07/2035	Morgan Stanley Capital Services LLC	(3,500,000) USD	(60,417)	(1,215)	(59,202)
Pays	USD SOFR	3.73%	1Y/1Y	04/07/2040	Morgan Stanley Capital Services LLC	3,500,000 USD	123,147	(115)	123,262
Pays	CAD CORRA	2.83%	6M/6M	04/08/2055	Bank of America Securities, Inc.	100,000 CAD	9,184	1,270	7,914
Receives	JPY TONA	1.68%	1Y/1Y	04/09/2055	Bank of America Securities, Inc.	(13,300,000) JPY	(19,295)	3,247	(22,542)
Receives	EUR-EURIBOR	2.60%	6M/1Y	04/10/2035	Bank of America Securities, Inc.	(300,000) EUR	(10,437)	590	(11,027)
Receives	GBP SONIA	3.86%	1Y/1Y	04/08/2030	Bank of America Securities, Inc.	(500,000) GBP	5,123	1,197	3,926

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2025 (Unaudited)

The Fund Pays/Receives Floating Rate	Floating Rate Index	Fixed Rate	Pay/ Receive Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Pays	USD SOFR	3.78%	1Y/1Y	04/10/2040	Bank of America Securities, Inc.	200,000 USD	$5,629	$594	$5,035
Pays	CAD CORRA	2.99%	6M/6M	04/09/2055	Bank of America Securities, Inc.	100,000 CAD	7,021	(38)	7,059
Pays	USD SOFR	3.73%	1Y/1Y	04/12/2055	Bank of America Securities, Inc.	100,000 USD	7,682	449	7,233
Receives	EUR-EURIBOR	2.57%	6M/1Y	04/11/2035	Bank of America Securities, Inc.	(300,000) EUR	(11,698)	(1,136)	(10,562)
Pays	EUR-EURIBOR	2.53%	1Y/6M	04/12/2055	Bank of America Securities, Inc.	100,000 EUR	14,723	1,218	13,505
Pays	USD SOFR	3.80%	1Y/1Y	04/12/2055	Bank of America Securities, Inc.	100,000 USD	6,424	2,372	4,052
Pays	EUR-EURIBOR	2.51%	1Y/6M	04/14/2055	Bank of America Securities, Inc.	100,000 EUR	14,987	523	14,464
Receives	CHF SARON	0.55%	1Y/1Y	04/16/2035	Bank of America Securities, Inc.	(200,000) CHF	(638)	(20)	(618)
Receives	CHF SARON	0.72%	1Y/1Y	04/16/2040	Bank of America Securities, Inc.	(100,000) CHF	(1,395)	193	(1,588)
Pays	USD SOFR	3.83%	1Y/1Y	04/10/2035	Morgan Stanley Capital Services LLC	2,200,000 USD	(6,436)	9,710	(16,146)
Receives	EUR-EURIBOR	2.55%	6M/1Y	04/16/2035	Bank of America Securities, Inc.	(300,000) EUR	(12,207)	(1,183)	(11,024)
Pays	EUR-EURIBOR	2.49%	1Y/6M	04/15/2055	Bank of America Securities, Inc.	100,000 EUR	15,659	792	14,867
Receives	EUR-EURIBOR	2.57%	6M/1Y	04/16/2035	Bank of America Securities, Inc.	(300,000) EUR	(11,717)	2,213	(13,930)
Pays	EUR-EURIBOR	2.44%	1Y/6M	04/20/2055	Bank of America Securities, Inc.	100,000 EUR	16,861	(457)	17,318
Pays	GBP SONIA	3.86%	1Y/1Y	04/15/2030	Bank of America Securities, Inc.	500,000 GBP	(5,285)	(855)	(4,430)

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2025 (Unaudited)

The Fund Pays/Receives Floating Rate	Floating Rate Index	Fixed Rate	Pay/ Receive Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Pays	EUR-EURIBOR	2.42%	1Y/6M	04/20/2055	Bank of America Securities, Inc.	100,000 EUR	$17,263	$1,404	$15,859
Receives	USD SOFR	4.01%	1Y/1Y	04/17/2040	Bank of America Securities, Inc.	(200,000) USD	(431)	(50)	(381)
Pays	USD CPURNSA	2.82%	M/M	04/25/2027	Bank of America Securities, Inc.	11,000,000 USD	(81,273)	—	(81,273)
Pays	USD CPURNSA	2.86%	M/M	04/28/2027	Bank of America Securities, Inc.	3,000,000 USD	(24,632)	—	(24,632)
Receives	USD SOFR	3.47%	1Y/1Y	05/22/2028	Bank of America Securities, Inc.	(3,450,000) USD	15,392	—	15,392
Receives	USD SOFR	4.33%	1Y/1Y	08/24/2054	Bank of America Securities, Inc.	(1,300,000) USD	(22,837)	—	(22,837)
Receives	USD SOFR	4.19%	1Y/1Y	09/02/2059	Bank of America Securities, Inc.	(400,000) USD	(5,652)	—	(5,652)
Pays	USD CPURNSA	2.85%	M/M	06/05/2027	Bank of America Securities, Inc.	10,000,000 USD	(57,584)	—	(57,584)
Pays	USD CPURNSA	2.54%	M/M	06/05/2030	Bank of America Securities, Inc.	10,000,000 USD	(49,937)	—	(49,937)
Pays	USD CPURNSA	2.61%	M/M	07/16/2035	Bank of America Securities, Inc.	21,500,000 USD	(317,321)	—	(317,321)
Pays	USD CPURNSA	2.98%	M/M	07/17/2027	Bank of America Securities, Inc.	31,000,000 USD	(239,662)	—	(239,662)
Receives	GBP SONIA	3.61%	1Y/1Y	07/29/2075	Bank of America Securities, Inc.	(13,900,000) GBP	(107,674)	—	(107,674)
Pays	GBP SONIA	5.10%	1Y/1Y	07/30/2055	Bank of America Securities, Inc.	3,700,000 GBP	(81,937)	—	(81,937)
Pays	USD CPURNSA	2.94%	M/M	08/21/2027	Bank of America Securities, Inc.	8,000,000 USD	(61,158)	—	(61,158)
Pays	USD CPURNSA	2.63%	M/M	08/21/2030	Bank of America Securities, Inc.	9,000,000 USD	(83,197)	—	(83,197)

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2025 (Unaudited)

The Fund Pays/Receives Floating Rate	Floating Rate Index	Fixed Rate	Pay/ Receive Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Pays	USD CPURNSA	2.94%	M/M	08/21/2027	Bank of America Securities, Inc.	16,000,000 USD	$(121,536)	$—	$(121,536)
Pays	USD CPURNSA	2.62%	M/M	08/21/2030	Bank of America Securities, Inc.	13,000,000 USD	(114,945)	—	(114,945)
Pays	USD CPURNSA	2.63%	M/M	08/21/2030	Bank of America Securities, Inc.	16,000,000 USD	(147,149)	—	(147,149)
Pays	USD CPURNSA	2.93%	M/M	08/21/2027	Bank of America Securities, Inc.	8,000,000 USD	(60,378)	—	(60,378)
Pays	USD CPURNSA	2.95%	M/M	08/22/2027	Bank of America Securities, Inc.	20,000,000 USD	(156,810)	—	(156,810)
Pays	USD CPURNSA	2.94%	M/M	08/22/2027	Bank of America Securities, Inc.	8,000,000 USD	(62,334)	—	(62,334)
Pays	USD CPURNSA	2.95%	M/M	08/22/2027	Bank of America Securities, Inc.	8,000,000 USD	(63,114)	—	(63,114)
Pays	USD CPURNSA	2.99%	M/M	08/26/2027	Bank of America Securities, Inc.	16,000,000 USD	(141,840)	—	(141,840)
Pays	USD CPURNSA	3.00%	M/M	08/27/2027	Bank of America Securities, Inc.	9,000,000 USD	(81,978)	—	(81,978)
Pays	USD SOFR	3.73%	1Y/1Y	07/16/2035	Bank of America Securities, Inc.	21,800,000 USD	62,486	—	62,486
Pays	USD CPURNSA	3.07%	M/M	08/29/2027	Bank of America Securities, Inc.	9,000,000 USD	(95,564)	—	(95,564)
Pays	USD SOFR	3.67%	1Y/1Y	07/16/2035	Bank of America Securities, Inc.	11,000,000 USD	87,306	—	87,306
Pays	USD SOFR	3.67%	1Y/1Y	07/16/2035	Bank of America Securities, Inc.	11,000,000 USD	86,844	—	86,844
Pays	USD CPURNSA	3.08%	M/M	09/02/2027	Bank of America Securities, Inc.	18,000,000 USD	(196,601)	—	(196,601)
Pays	USD CPURNSA	3.07%	M/M	09/03/2027	Bank of America Securities, Inc.	17,000,000 USD	(184,614)	—	(184,614)

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2025 (Unaudited)

The Fund Pays/ Receives Floating Rate	Floating Rate Index	Fixed Rate	Pay/ Receive Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Pays	USD CPURNSA	3.03%	M/M	09/05/2027	Bank of America Securities, Inc.	4,000,000 USD	$(39,714)	$—	$(39,714)
Pays	USD CPURNSA	2.93%	M/M	09/10/2027	Bank of America Securities, Inc.	3,600,000 USD	(29,105)	—	(29,105)
Pays	EUR-EURIBOR	2.94%	1Y/ 6M	10/04/2055	Bank of America Securities, Inc.	700,000 EUR	47,827	—	47,827
Receives	EUR ESTR	1.99%	1Y/ 1Y	03/20/2028	Bank of America Securities, Inc.	(16,800,000) EUR	(22,096)	—	(22,096)
Pays	EUR-EURIBOR	2.94%	1Y/ 6M	10/04/2055	Bank of America Securities, Inc.	1,500,000 EUR	101,792	—	101,792
Pays	USD CPURNSA	2.74%	M/M	10/28/2027	Bank of America Securities, Inc.	45,000,000 USD	(256,494)	—	(256,494)
Pays	USD CPURNSA	2.75%	M/M	10/28/2027	Bank of America Securities, Inc.	5,000,000 USD	(28,983)	—	(28,983)
Receives	NZD BKBM	3.57%	3M/ 6M	03/19/2031	Bank of America Securities, Inc.	(13,000,000) NZD	(11,988)	—	(11,988)
Pays	USD CPURNSA	2.53%	M/M	12/09/2027	Bank of America Securities, Inc.	12,000,000 USD	(40,638)	—	(40,638)
Pays	USD CPURNSA	2.53%	M/M	12/09/2027	Bank of America Securities, Inc.	6,000,000 USD	(20,146)	—	(20,146)
Pays	USD CPURNSA	2.53%	M/M	12/09/2027	Bank of America Securities, Inc.	10,000,000 USD	(32,423)	—	(32,423)
Pays	EUR CPTFEMU	1.96%	M/M	12/15/2035	Bank of America Securities, Inc.	2,000,000 EUR	(9,590)	—	(9,590)
Receives	CNY CNREPOFIX	1.63%	3M/ 3M	03/18/2031	Bank of America Securities, Inc.	(166,000,000) CNY	46,799	(4,180)	50,979
Receives	SEK STIBOR	2.72%	3M/ 1Y	03/19/2031	Bank of America Securities, Inc.	(73,000,000) SEK	63,887	—	63,887
Receives	SEK STIBOR	2.72%	3M/ 1Y	03/19/2031	Bank of America Securities, Inc.	(219,000,000) SEK	183,271	—	183,271

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2025 (Unaudited)

The Fund Pays/Receives Floating Rate	Floating Rate Index	Fixed Rate	Pay/ Receive Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Receives	NZD BKBM	3.68%	3M/6M	03/19/2031	Bank of America Securities, Inc.	(86,500,000) NZD	$183,695	$(8,782)	$192,477
Receives	INR MIBOR	5.93%	6M/6M	03/18/2031	Bank of America Securities, Inc.	(3,033,000,000) INR	(12,589)	144,023	(156,612)
Pays	EUR CPTFEMU	1.97%	M/M	12/15/2035	Bank of America Securities, Inc.	4,000,000 EUR	(24,308)	—	(24,308)
Pays	EUR CPTFEMU	1.97%	M/M	12/15/2035	Bank of America Securities, Inc.	21,000,000 EUR	(128,739)	—	(128,739)
Pays	USD CPURNSA	2.52%	M/M	12/10/2027	Bank of America Securities, Inc.	2,000,000 USD	(6,390)	—	(6,390)
Pays	USD CPURNSA	2.45%	M/M	12/10/2035	Bank of America Securities, Inc.	3,000,000 USD	(13,719)	—	(13,719)
Receives	CNY CNREPOFIX	1.62%	3M/3M	03/18/2031	Bank of America Securities, Inc.	(297,000,000) CNY	64,610	(9,427)	74,037
Receives	NZD BKBM	3.80%	3M/6M	03/19/2031	Bank of America Securities, Inc.	(128,000,000) NZD	668,473	49,960	618,513
Receives	SEK STIBOR	2.72%	3M/1Y	03/19/2031	Bank of America Securities, Inc.	(65,000,000) SEK	56,388	—	56,388
Receives	USD SOFR	3.32%	1Y/1Y	03/20/2028	Bank of America Securities, Inc.	(344,000,000) USD	384,822	47,818	337,004
Receives	SEK STIBOR	2.68%	3M/1Y	03/19/2031	Bank of America Securities, Inc.	(24,000,000) SEK	15,487	—	15,487
Receives	INR MIBOR	6.00%	6M/6M	03/18/2031	Bank of America Securities, Inc.	(415,000,000) INR	11,560	—	11,560
Receives	SGD SORA	1.99%	6M/6M	03/18/2031	Bank of America Securities, Inc.	(10,500,000) SGD	9,513	—	9,513
Pays	USD SOFR	3.32%	1Y/1Y	09/22/2037	Morgan Stanley Capital Services LLC	1,400,000 USD	78,238	—	78,238

Total Centrally Cleared Interest Rate Swaps Outstanding							$741,004	$267,182	$473,822

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2025 (Unaudited)

Abbreviation Legend:
1Y	Yearly
3M	Quarterly
6M	Semi-Annually
ADR	American Depository Receipt
ASX	Australian Securities Exchange
BBSW	Bank Bill Swap Rate
CBOE	Chicago Board Options Exchange
CBOT	Chicago Board of Trade
CME	Chicago Mercantile Exchange
CNREPOFIX	CFXS-Reuters to the floating-rate-index
COMEX	Commodities Exchange Center
CORRA	Canadian Overnight Repo Rate Average
CPTFEMU	Consumer Price Index - Total Excluding Tobacco for the European Monetary Union
CPURNSA	US CPI Urban Consumers NSA
ETF	Exchange-Traded Fund
Eurex	Eurex Exchange
EURIBOR	Euro Interbank Offered Rate
FTSE	Financial Times and Stock Exchange
FX	Foreign Exchange
ICE	Ice Futures Europe
LIFFE	London International Financial Futures and Options Exchange
LME	London Metal Exchange
M	Monthly
NYMEX	New York Mercantile Exchange
OSE	Osaka Exchange
OTC	Over the Counter
PIK	Payment in Kind
REIT	Real Estate Investment Trust
S&P	S&P 500 Index
SARON	Swiss Average Rate Overnight
SFE	ASX Trade24
SGX	Singapore Exchange
SICAV	Société d’investissement à Capital Variable
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Index Average
SPDR	Standard and Poor’s Depository Receipt
STIBOR	Stockholm Interbank Offered Rate
TBA	To Be Announced
TONA	Tokyo Overnight Average
Currency Legend:
AUD	Australia Dollar
BRL	Brazil Real
CAD	Canada Dollar
CHF	Switzerland Franc
CLP	Chile Peso
CNH	Chinese Renminbi
CNY	China Yuan Renminbi
COP	Colombia Peso
CZK	Czech Republic Koruna

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2025 (Unaudited)

EGP	Egypt Pound
EUR	Euro Member Countries
GBP	United Kingdom Pound
HKD	Hong Kong Dollar
HUF	Hungary Forint
IDR	Indonesian Rupiah
ILS	Israel Shekel
INR	Indian Rupee
JPY	Japan Yen
KRW	Korean Won
MXN	Mexico Peso
NOK	Norway Krone
NZD	New Zealand Dollar
PEN	Peru Nuevo Sol
PHP	Philippines Peso
PLN	Poland Zloty
RON	Romania New Leu
SEK	Sweden Krona
SGD	Singapore Dollar
THB	Thailand Baht
TRY	Turkish Lira
TWD	Taiwan New Dollar
USD	United States Dollar
ZAR	South African Rand

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Schedule of Investments

For the Period Ended December 31, 2025 (Unaudited)

1. Organization

Blackstone Alternative Investment Funds (the “Trust”) is a Massachusetts business trust authorized to issue an unlimited number of shares of beneficial interest, which may be divided into different series and classes. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). During the period ended December 31, 2025, the Trust consisted of a single series, Blackstone Alternative Multi-Strategy Fund (the “Fund”). The Fund commenced operations offering Class I Shares on June 16, 2014. The Fund also offers Class D Shares, Class Y Shares and Class R Shares. Class D Shares and Class Y Shares commenced operations on November 17, 2014 and January 28, 2015, respectively. As of December 31, 2025, the Fund had not issued any Class R Shares. The Fund operates as a diversified open-end investment company as defined in the 1940 Act.

The investment adviser of the Fund is Blackstone Alternative Investment Advisors LLC (“BAIA” or the “Investment Adviser”), a registered investment adviser under the Investment Advisers Act of 1940, as amended. The Board of Trustees (the “Board” and each member a “Trustee”) of the Trust supervises the conduct of the Fund’s affairs and has engaged BAIA to manage the Fund’s day-to-day investment activities pursuant to an investment management agreement. The Fund’s investment objective is to seek capital appreciation. In pursuing the Fund’s investment objective, the Investment Adviser seeks to maintain an investment portfolio with, on average, lower volatility relative to the broader equity markets. The Investment Adviser seeks to achieve the Fund’s objective principally by allocating the Fund’s assets among a variety of non-traditional or alternative investment strategies. The Investment Adviser allocates the Fund’s assets among sub-advisers with experience managing non-traditional or alternative investment strategies (the “Sub-Advisers”) and among investment funds generally employing non-traditional or alternative investment strategies. The Investment Adviser also manages a portion of the Fund’s assets directly and, from time to time, may instruct Sub-Advisers with respect to particular investments. The Investment Adviser may retain discretionary and non-discretionary Sub-Advisers for the Fund. Each discretionary Sub-Adviser is responsible for the day-to-day management of the portion of the Fund’s assets that the Investment Adviser allocates to it. A non-discretionary Sub-Adviser implements its investment strategy in coordination with the Investment Adviser in the Investment Adviser’s discretion. The Investment Adviser has the responsibility to oversee each Sub-Adviser (subject to the ultimate oversight of the Fund’s Board). The Investment Adviser also is responsible for recommending the hiring, termination, and replacement of Sub-Advisers.

The Fund’s assets may be invested in one or more of its three wholly-owned and controlled subsidiaries of the Fund (collectively, the “Subsidiaries”), each of which has the same investment objective as the Fund. One of the Fund’s Subsidiaries, Blackstone Alternative Multi-Strategy Sub Fund II Ltd. (the “Cayman Subsidiary”), is a Cayman Islands exempted company. Both of the other Subsidiaries, Blackstone Alternative Multi-Strategy Sub Fund III L.L.C. (the “Domestic Subsidiary III”) and Blackstone Alternative Multi-Strategy Sub Fund IV L.L.C. (the “Domestic Subsidiary IV”), are Delaware limited liability companies. The Cayman Subsidiary invests, directly or indirectly through the use of derivatives, in securities, commodities, and other assets. The Domestic Subsidiary III and the Domestic Subsidiary IV invest, directly or indirectly through the use of derivatives, in securities. The Consolidated Schedule of Investments includes the Schedule of Investments of the Fund and the three Subsidiaries. Except where context otherwise requires, the term “Fund” refers to the Fund together with the applicable Subsidiaries.

The Fund and the Cayman Subsidiary are each a commodity pool under the Commodity Exchange Act (“CEA”) and are subject to regulation by the Commodity Futures Trading Commission (“CFTC”). BAIA, the commodity pool operator of the Fund and the Cayman Subsidiary, is registered as such with the CFTC, but has claimed relief under Rules 4.12(c)(3) and 4.7 under the CEA, respectively, from certain disclosure, reporting, and recordkeeping requirements otherwise applicable to commodity pools. Neither the Domestic Subsidiary III nor the Domestic Subsidiary IV intends to invest more than a de minimis level of its net assets in “commodity interests” (as defined under the CEA). Accordingly, BAIA is relying on CFTC No-Action Letter 12-38 with respect to the Domestic Subsidiary III and has claimed an exemption under Rule 4.13(a)(3) from registration as a commodity pool operator with respect to the Domestic Subsidiary IV.

Capitalized terms used, but not defined herein, shall have the meaning assigned to them in the Prospectus of the Fund.

2. Basis of Presentation

The Fund’s Consolidated Schedule of Investments is prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and are stated in U.S. dollars, except as otherwise noted. The preparation of Consolidated Schedule of Investments in accordance with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amount of assets and liabilities, the disclosure of contingent assets and liabilities, and the reported amounts of income and expenses during the period. Actual results could differ from these estimates and these differences could be material.

The Fund is an investment company in accordance with Accounting Standards Codification 946, Financial Services — Investment Companies (“ASC 946”), which defines investment companies and prescribes specialized accounting and reporting requirements for investment companies.

Consolidation

The Fund consolidates its investment in the Subsidiaries. All material intercompany balances and transactions have been eliminated.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Schedule of Investments (Continued)

For the Period Ended December 31, 2025 (Unaudited)

3. Significant Accounting Policies

Valuation Policy

The net asset values (“NAV”) of the Fund’s shares are calculated as of the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time) on each day that the NYSE is open for business (a “Business Day”).

For purposes of calculating the NAV for each class of shares, the Fund values its investments in securities, securities sold short, derivative financial instruments and other investments at market value if market quotations are readily available, and otherwise at fair value as determined in good faith by the Board of the Fund, or its designee. The Board has delegated the day to day responsibility for valuing portfolio securities, derivative financial instruments, and other investments, including investments in private funds (the “Valuation Process”) to the Custodian and has delegated responsibility for the supervision of the Custodian’s implementation of the Valuation Process to the Investment Adviser. In accordance with Rule 2a-5 under the 1940 Act, the Board has designated the Investment Adviser as the “valuation designee” of the Fund. Each of the Board and the Investment Adviser has established procedures for determining the value of the Fund’s portfolio securities, including securities sold short, derivative financial instruments and other investments (together, the “investments”) (together, the “Valuation Procedures”). Pursuant to the Valuation Procedures, if market quotations are not readily available (or are otherwise not reliable for a particular investment), the fair value will be determined, in good faith by the Investment Adviser, acting in its capacity as the valuation designee under Rule 2a-5 of the 1940 Act. Due to the inherent uncertainty, estimates of fair value may differ from the values that would have been used had a ready market for these investments existed and the differences could be material.

A market quotation is “readily available” only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be “readily available” if it is not reliable. Accordingly, a security will not be considered to have readily available market quotations if its value is not determined solely by reference to Level 1 inputs in the fair value hierarchy outlined in U.S. GAAP, including where events occur after the close of the relevant market, but prior to the close of the NYSE, that materially affect the value of the Fund’s investments. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Investment Adviser the responsibility for monitoring significant events that may materially affect the values of the Fund’s investments and for determining whether the value of the applicable investments should be re-evaluated in light of such significant events.

Fair Value Measurements

Fair value guidance defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability (i.e., the exit price) in an orderly transaction between market participants at the measurement date.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for investments categorized in Level 3. The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.

Investments measured and reported at fair value are classified and disclosed in one of the following levels within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement:

•	Level 1 – quoted prices are available in active markets for identical investments as of the measurement date. The Fund does not adjust the quoted price for these investments.

The types of investments categorized within Level 1 generally include actively traded domestic and certain foreign equity securities, short-term investments and derivative financial instruments actively traded on recognized exchanges.

•	Level 2 – quoted prices are available in markets that are not active or model inputs are based on inputs that are either directly or indirectly observable as of the measurement date.

The types of investments categorized within Level 2 generally include certain foreign equities; fixed income securities including corporate and convertible bonds, loans, trade claims, sovereign debt obligations, U.S. Treasury obligations, and asset-backed and mortgage-backed securities; over-the-counter (“OTC”) derivative financial instruments such as total return swaps, interest rate swaps, credit default swaps, OTC options; and forward foreign currency exchange contracts (“Forwards”).

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Schedule of Investments (Continued)

For the Period Ended December 31, 2025 (Unaudited)

•

Level 3 – pricing inputs are unobservable and include instances where there is little, if any, market activity for the investment. Inputs reflect the best estimate of what market participants would use in determining fair value of investments as of the measurement date.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the fair value hierarchy.

Level 3 investments are valued by broker quotes, fair value models, or pricing services that may employ valuation techniques with unobservable inputs. At December 31, 2025, the total fair value of Level 3 investments was $67,780,124. The appropriateness of fair values for these securities are monitored on an ongoing basis, including through backtesting, pricing due diligence, unchanged price review, use of specialists, and consideration of macro security specific events.

The significant inputs and assumptions required to determine the change in fair value of the investments of the Fund are discussed in more detail below.

A description of the valuation techniques applied to the Fund’s major categories of investments measured at fair value on a recurring basis are as follows:

Exchange-Traded Securities

Equity securities, including common stock, listed preferred stock, exchange-traded funds, special purpose acquisition companies, and derivative financial instruments, such as futures contracts and option contracts, that are traded on a recognized securities exchange or on the NASDAQ Global Market System (“NASDAQ”) are valued at the last reported sales price (or the official closing price of certain foreign exchanges) or the NASDAQ official closing price, as applicable. For securities traded on more than one exchange, the last reported sales price on the exchange where the security is primarily traded is used. To the extent these securities and derivative financial instruments are actively traded and adjustments are not applied, they are categorized as Level 1 within the fair value hierarchy.

The Fund may use a third-party fair valuation service provider to value foreign equity securities that are primarily traded outside of North America and South America. The third-party fair valuation service provider calculates a factor (“Fair Value Factor”) that is applied to adjust the last price of each such security in the event that there is movement in excess of a specified trigger, as measured by the movement between the prior close and the current close of the U.S. market. Foreign equities for which the last price has been adjusted by such factor will generally be categorized as Level 2 within the fair value hierarchy. As of December 31, 2025, a Fair Value Factor was applied to such securities.

Short-Term Investments

The Fund considers short-term, highly liquid investments with original maturities of 90 days or less when acquired to be short-term investments.

Derivative Financial Instruments

OTC derivative financial instruments, such as Forwards, OTC options contracts, or swap agreements, derive their value from underlying referenced instruments or obligations, indices, reference rates, and other inputs or a combination thereof. These contracts are normally valued by pricing service providers or based on broker-dealer quotations. Depending on the nature of the instruments and the terms of the transaction, the value of OTC derivative financial instruments can be estimated by a pricing service provider using a series of techniques, including industry standard pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, yield curves, dividends and exchange rates. Derivative financial instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 within the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the clearing exchange. For centrally cleared credit default swaps, the clearing facility requires its members to provide actionable levels across complete term structures. These levels along with external third-party prices are used to produce daily settlement prices. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates to produce the daily settlement price. These securities are categorized as Level 2 within the fair value hierarchy.

Fixed Income Securities

Fixed income securities, including corporate and convertible bonds, U.S. government sponsored agency securities, municipal bonds, U.S. Treasury obligations, foreign debt obligations, and bank debt are normally valued by pricing service providers on the basis of last available bid price. In determining the value of a particular investment, pricing service providers may use broker-dealer quotations, reported trades, or valuation estimates from their internal pricing models to determine the reported price that consider observable inputs. The pricing service providers’ internal models use observable inputs such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 within the fair value hierarchy.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Schedule of Investments (Continued)

For the Period Ended December 31, 2025 (Unaudited)

Mortgage-related securities (“MBS”) and asset-backed securities (“ABS”) are usually issued as separate tranches, or classes, of securities within each deal. These securities are also generally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and in corporate deal collateral performance, as available. MBS and ABS that use similar valuation techniques and inputs as described above are categorized as Level 2 within the fair value hierarchy.

Investments in Investee Funds

The fair value of investments in unaffiliated investment funds (collectively, the “Investee Funds”) is generally determined using the reported NAV per share of the Investee Fund, or its equivalent, as a practical expedient for fair value, unless the investment in the Investee Fund is traded on a recognized securities exchange and a quoted price is available as of the measurement date. If the Investee Fund is not traded on an exchange, the Fund may, as a practical expedient, estimate the fair value of an Investee Fund based on the reported NAV per share or its equivalent if the reported NAV per share or its equivalent of the Investee Fund is calculated in a manner consistent with the measurement principles applied to investment companies, in accordance with ASC 946. If the Investee Fund does not provide a reported NAV per share or its equivalent on a Business Day, the Investment Adviser shall estimate fair value in good faith and in a manner consistent with the Valuation Procedures.

Securities and Other Investments

Bank Debt

The Fund may invest in bank debt including, for example, corporate loans, trade claims, loan participations, direct debt, revolvers, bank loans, and bridge loans. The Fund invests in loans through novations, assignments, and participation interests. In a novation, the Fund typically assumes all of the rights of a lending institution, including the right to receive payments of principal and interest and other amounts directly from the borrower and to enforce its rights as a lender directly against the borrower. When the Fund takes an assignment of a loan, the Fund acquires some or all of the interest of another lender (or assignee) in the loan. In such cases, the Fund may be required generally to rely upon the assignor to demand payment and enforce rights under the loan. If the Fund acquires a participation in the loan, the Fund purchases an indirect interest in a loan held by a third-party and the Fund typically will have a contractual relationship only with the third-party loan investor, not with the borrower. As a result, the Fund may have the right to receive payments of principal, interest, and any fees to which it is entitled only from the loan investor selling the participation and only upon receipt by such loan investor of such payments from the borrower. In such cases, the Fund assumes the credit risk of both the borrower and the loan investor selling the participation, and the Fund may be unable to realize some or all of the value of its interest in the loan in the event of the insolvency of the third-party. Changes in the financial condition of the borrower or economic conditions or other circumstances may reduce the capacity of the borrower to make principal and interest payments on such instruments and may lead to defaults. Certain types of bank debt may have an associated partially funded or unfunded commitment. The unfunded commitments may or may not be funded by the Fund. At December 31, 2025, the Fund did not have any outstanding unfunded commitments.

Mortgage-Related and Other Asset-Backed Securities

The Fund may invest in MBS (residential and commercial) and other ABS. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, residential mortgage-backed securities, collateralized debt obligations, collateralized loan obligations, and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. MBS and other ABS represent interests in pools of mortgages, loans or other assets. MBS are created from pools of residential or commercial mortgage loans, including loans made by savings and loans institutions, mortgage bankers, commercial banks and others. These securities typically provide a monthly payment that consists of principal and/or interest payments. Interest payments may be determined by fixed or adjustable rates. MBS and ABS are subject to credit, interest rate, valuation liquidity, prepayment and extension risks.

Securities Sold Short

The Fund may sell securities short (a “Short Sale”). A Short Sale is a transaction whereby the Fund sells securities it does not own in anticipation of a decline in the market price of those securities, whereby the Fund’s broker will execute a borrow transaction to deliver the securities resulting from the Fund’s Short Sale. The Fund is obligated to repurchase the securities at the market price at the time of replacement. The Fund’s obligations to replace the securities in connection with a Short Sale are secured by collateral.

Upon entering into a Short Sale, the Fund establishes a liability which is recorded as securities sold short on the Consolidated Schedule of Investments to represent securities due under the Short Sale agreement. The Fund is liable to pay any dividends declared and/or interest income earned during the period the Short Sale is open. These dividends and interest are recorded as dividend and interest expense on securities sold short.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Schedule of Investments (Continued)

For the Period Ended December 31, 2025 (Unaudited)

Commodities

The Fund is permitted to invest in California Carbon Allowances (“CCAs”) or futures on CCAs, which are generally treated as commodity interests in this report. CCAs and other allowances (collectively, “Allowances”) are valued according to their vintage based on market price or the number of Allowances delivered during the valuation month. ICE Futures U.S., Inc. (“ICE”) will serve as the primary pricing source. When early vintage Allowances no longer have readily observable market prices from ICE, they will be valued using prices for later vintage Allowances. ICE lists widely-traded futures contracts for the Allowance market. These contracts result in the delivery of an Allowance at expiry. The ICE CCA contracts permit delivery of Allowances issued by California or any linked program (at this time Quebec and Ontario). Trading in these futures contracts are subject to ICE’s market rules. ICE lists separate CCAs by vintage (e.g., 2022 Vintage, 2023 Vintage and 2024 Vintage). The most traded ICE CCA contracts allow delivery of the indicated vintage or an earlier vintage; hence a 2022 Vintage Allowance can be delivered against the 2023 Vintage Contract. This flexibility means futures contracts on earlier vintages are usually more liquid than, and worth at least as much as, later vintages.

Repurchase Agreements

The Fund may invest in repurchase agreements, which are short term investments whereby the Fund acquires ownership of a debt security and the seller agrees to repurchase the security at a future date at a specified price. When entering into repurchase agreements, it is the Fund’s policy that the repurchase agreement be fully collateralized and that its custodian take possession of the underlying collateral securities. The repurchase counterparty has the ability to request additional collateral depending on the market value of the collateral security compared to the principal amount of the repurchase transaction in line with the agreement. To the extent that any repurchase transaction exceeds one Business Day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited. The information required to be disclosed by FASB Accounting Standards Update (“ASU”) No. 2011-11 for the Fund’s investments in repurchase agreements as of December 31, 2025, including the fair value of the repurchase agreement and the amount of collateral, can be found in the Fund’s Consolidated Schedule of Investments.

Reverse Repurchase Agreements

The Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Fund sells a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date, under the terms of a Master Repurchase Agreement (“MRA”). The Fund is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by the Fund to counterparties is reflected as a liability. Reverse repurchase agreements involve the risk that the market value of the securities purchased with the proceeds from the sale of securities received by the Fund may decline below the price of the securities the Fund is obligated to repurchase. Reverse repurchase agreements also involve credit risk with the counterparty to the extent that the value of securities subject to repurchase exceeds the Fund’s liability under the reverse repurchase agreement. Securities subject to repurchase under reverse repurchase agreements, if any, are designated as such in the Consolidated Schedule of Investments. Due to the short term nature of the reverse repurchase agreements, face value approximates fair value. As of December 31, 2025, the face value of open reverse repurchase agreements for the Fund was $0.

An MRA contains provisions for, among other things, initiation, income payments, events of default and maintenance of securities for repurchase agreements. An MRA also permits offsetting with collateral to create one single net payment in the event of default or similar events, including the bankruptcy or insolvency of a counterparty. The Fund may not use reverse repurchase agreements and related collateral governed by an MRA to offset derivatives contracts and related collateral governed by an ISDA or securities lending agreements (“SLA”) and related collateral governed by an SLA (see Securities Lending below).

Securities Lending

The Fund may lend securities, through its agent, to certain qualified financial institutions. The loans are collateralized by cash in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the Fund on the next Business Day. The initial collateral received by the Fund should have a value of at least 102% of the current value of loaned securities for U.S. securities and at least 105% for all other securities. The Fund will bear the risk of loss with respect to the investment of the cash collateral, as well as the possible loss of right to the collateral should the borrower fail financially. The advantage of such loans is that the Fund continues to receive income on loaned securities while earning returns on the cash amounts which may be reinvested for the purchase of investments in securities. As of December 31, 2025, there were no securities on loan.

The SLA entered into by the Fund provides the right, in the event of default, for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. Under the agreement, the Fund can reinvest cash collateral.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Schedule of Investments (Continued)

For the Period Ended December 31, 2025 (Unaudited)

When-Issued and Delayed-Delivery Transactions

The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued or delayed-delivery securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

The Fund may transact in to-be announced securities (“TBAs”). As with other delayed-delivery transactions, a seller agrees to issue TBAs at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms such as issuer, interest rate and terms of underlying mortgages. The Fund records TBAs on the trade date utilizing information associated with the specified terms of the transaction as opposed to the specific mortgages. TBAs are marked-to-market daily and begin earning interest on the settlement date. Losses may occur due to the fact that the actual underlying mortgages received may be less favorable than those anticipated by the Fund.

Restricted Securities

The Fund may purchase securities which are considered restricted. Restricted securities are securities that cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended, or are subject to contractual restrictions on public sales. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. The Fund will not incur any registration costs upon such resales. The Fund cannot demand registration of restricted securities. The Fund’s restricted securities, like other securities, are priced in accordance with the Valuation Procedures. Restricted securities are identified in the Consolidated Schedule of Investments.

4. Derivative Financial Instruments

In the normal course of business, the Fund enters into derivative financial instrument contracts for trading and/or economic hedging purposes to increase the returns of the Fund or to help manage certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange risk or other risk (e.g., inflation risk). These contracts may be transacted on a recognized exchange or OTC. The following disclosures contain information on how the Fund uses derivative financial instruments. The derivative financial instruments outstanding as of the period ended December 31, 2025 are disclosed in the Consolidated Schedule of Investments.

Forward Foreign Currency Exchange Contracts

The Fund may enter into Forwards to obtain investment exposure, seek to enhance return or hedge or protect its portfolio holdings against the risk of future movements in certain foreign currency exchange rates. Forwards are agreements between two parties to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed upon future date. The market value of a Forward fluctuates with the changes in foreign currency exchange rates. These contracts are valued daily and the change in market value is recorded as an unrealized gain or loss on Forwards. When a contract is closed, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of Forwards does not eliminate fluctuations in the underlying prices of the securities of the Fund, but it does establish a rate of exchange that can be achieved in the future. Although Forwards may limit the risk of loss due to a decline in the value of the currency holdings, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to losses if the counterparties to the contracts are unable to meet the terms of the contracts. The Fund’s maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened.

Futures Contracts

The Fund may enter into futures contracts to maintain investment exposure to a target asset class or to seek to enhance return. The Fund may be subject to fluctuations in equity prices, interest rates, commodity prices and foreign currency exchange rates in the normal course of pursuing its investment objective. Futures contracts are standardized agreements to buy or sell a security or deliver a final cash settlement price in connection with an index, interest rate, currency, or other asset. The Fund must deposit an amount (“initial margin”) equal to a certain percentage of the face value of the futures contract. The initial margin may be in the form of cash or securities which is returned when the Fund’s obligations under the contract have been satisfied. If cash is deposited as the initial margin, it is shown as segregated cash balance with broker for futures contracts. Futures contracts are marked-to-market daily and subsequent payments (“variation margin”) are made or received by the Fund depending on whether unrealized gains or losses are incurred. When the contract is closed or expires, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The potential risk to the Fund is that the change in value of futures contracts may not correspond to the change in the value of the hedge investments. In addition, losses may arise from changes in the value of the underlying

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Schedule of Investments (Continued)

For the Period Ended December 31, 2025 (Unaudited)

instrument, if interest or exchange rates move unexpectedly or if the counterparty is unable to perform. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchanges’ clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Options Contracts

The Fund may purchase and write call and put options. An option contract purchased by the Fund gives the Fund the right, but not the obligation, to buy (call) or sell (put) an underlying instrument at a fixed exercise price during a specified period. Call options written by the Fund give the holder the right to buy the underlying instrument from the Fund at a fixed exercise price; put options written by the Fund give the holder the right to sell the underlying instrument to the Fund at a fixed exercise price. The Fund may use options to hedge against changes in values of securities or currencies it owns or expects to own, to gain or to maintain exposure to interest rates, currencies or broad equity markets, to generate additional income or to enhance returns.

Options trading involve certain additional risks. Specific market movements of the option and the instruments underlying the option cannot be predicted. No assurance can be given that a liquid secondary market will exist for any particular option or at any particular time. The Fund might not be able to enter into a closing transaction for the option as a result of an illiquid market for the option. To realize any profit in the case of an option, therefore, the option holder would need to exercise the option and comply with margin requirements for the underlying instrument. A writer could not terminate the obligation until the option expired or the writer was assigned an exercise notice. The purchaser of an option is subject to the risk of losing the entire purchase price of the option. The writer of an option is subject to the risk of loss resulting from the difference between the premium received for the option and the price of the futures contract underlying the option that the writer must purchase or deliver upon exercise of the option. The writer of a naked option may have to purchase the underlying contract in the market for substantially more than the exercise price of the option in order to satisfy his delivery obligations. This could result in a large net loss.

Equity, foreign currency or index options that may be purchased or sold by the Fund may include options not traded on a securities exchange. The risk of nonperformance by the counterparty on such option may be greater and the ability of the Fund to enter into a closing transaction with respect to such option may be less than in the case of an exchange traded option.

The Fund may purchase or write interest rate swaption agreements, which are options to enter into a predefined swap agreement by some specific date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Purchases of put and call options are recorded as investments, the value of which are marked-to-market daily. When a purchased option expires without being exercised, the Fund will realize a loss equal to the premium paid. When the Fund enters into a closing sale transaction, the Fund will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the premium initially paid for the option. When the Fund exercises a put option, it will realize a gain or loss from the sale of the underlying instrument and the proceeds from such sale will be decreased by the premium originally paid for the put option. When the Fund exercises a call option, the cost of the security which the Fund purchases upon exercise will be increased by the premium originally paid for the call option. Realized gains and losses on purchased options are included in realized gains and losses on investments.

The premium received for a written option is recorded as an asset and an equivalent liability. The liability is marked-to-market daily in accordance with the option’s valuation policy. When a written option expires without being exercised or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of the closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying instrument and the liability related to such option is eliminated. When a written call option is exercised, the Fund realizes a gain or loss, as adjusted for the premium received, from the sale of the underlying instrument. When a written put option is exercised, the premium received is offset against the amount paid for the purchase of the underlying instrument.

Swap Agreements

The Fund may enter into total return, interest rate, credit default, variance and volatility swap agreements (“Swaps”). Swaps are bilaterally negotiated agreements between the Fund and a counterparty in which the Fund and counterparty agree to make either periodic net payments on a specified notional amount or a net payment upon termination. Swaps are privately negotiated in the OTC market or may be executed in a multilateral or other trade facility platform, such as a registered exchange or swap execution facility (“centrally cleared swaps”). The Fund may enter into Swaps for the purposes of managing exposure to interest rate, credit or market risk, or for other purposes. In connection with these agreements, securities or cash (“segregated cash” or “collateral”) may be paid or received, as applicable, by the Fund as collateral or margin in accordance with the terms of the respective Swaps to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Securities posted by the Fund as collateral for swaps are identified in the Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Schedule of Investments (Continued)

For the Period Ended December 31, 2025 (Unaudited)

Swap transactions involve, to varying degrees, elements of interest rate, credit and market risk. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform, or that there may be unfavorable changes in market conditions or interest rates. In addition, entering into Swaps involves documentation risk resulting from the possibility that the parties to a Swap may disagree as to the meaning of contractual terms in the agreement. The Fund’s maximum risk of loss from counterparty credit risk is the discounted value of the net cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive, or the fair value of the contract. The risk may be mitigated by having an MNA between the Fund and the counterparty and by the posting of collateral by the counterparty to cover the Fund’s exposure to the counterparty.

Interest Rate Swaps: The Fund may enter into OTC and/or centrally cleared interest rate swap contracts to hedge interest rate risk, to gain exposure on interest rates and to hedge prepayment risk. The Fund is subject to interest rate risk exposure in the normal course of pursuing their investment objectives. The Fund may hold fixed rate bonds, and the value of these bonds may decrease if interest rates rise. Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating rate, for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. The Fund’s maximum risk of loss from counterparty credit risk, as opposed to investment and other types of risk, in respect of interest rate swaps is typically the discounted net value of the cash flows to be received from the counterparty over the contracts remaining life, to the extent that amount is positive.

Interest rate swaps can be purchased or sold with an upfront premium. An upfront payment received by the Fund is recorded as a liability and an upfront payment made by the Fund is recorded as an asset. Interest rate swaps are marked-to-market daily and any change is recorded as an unrealized gain or loss on swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are recorded as a receivable or payable for variation margin. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the closing of the contract.

Total Return Swaps: The Fund may enter into total return swaps to obtain exposure to a security, index, market or other basket of securities without owning such security or investing directly in that security, index, market or other basket of securities or to transfer the risk/return of one market (e.g., fixed income) to another market (e.g., equity) (equity risk and/or interest rate risk). Total return swaps are agreements in which one party agrees to make periodic payments to another party based on the change in market value of the underlying instrument, which may include a specified security, index, basket of securities or securities indices during the specific period, in return for periodic payments based on a fixed or floating rate or the total return from other underlying assets. To the extent the total return of the instrument underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty. Total return swaps can also be structured without an interest payment, so that one party pays the other party if the value of the underlying instrument increases and receives payment from the other party if the value of the underlying asset decreases.

The Fund may utilize total return swaps on baskets of securities (“Basket Swaps”) to a significant extent in order to obtain synthetic exposure to investment strategies. For a Basket Swap, the Fund or a Subsidiary makes payments to a counterparty (at either a fixed or variable rate) in exchange for receiving from the counterparty payments that reflect the return of a “basket” of securities, derivatives, and/or commodity interests identified by the Sub-Adviser (or the Investment Adviser). The Fund may also utilize structured notes (“Basket Notes”) in which the Fund or a Subsidiary purchases a note from an issuer in exchange for receiving from the issuer payments that reflect the return of an account through which the Sub-Adviser (or the Investment Adviser) manages a portfolio reflecting a basket of securities, derivatives, and/or commodity interests. The Sub-Adviser (or the Investment Adviser) will select and manage the securities, derivatives, and/or commodity interests underlying the Basket Swap or the Basket Note in a manner consistent with the Fund’s strategies. The Fund’s investment returns on Basket Swaps or Basket Notes generally will correspond to the Fund’s returns had the Sub-Adviser managed the notional equivalent of the Fund’s assets directly (although returns on Basket Swaps or Basket Notes will be reduced by financing charges and trading costs incurred by the Basket Swap counterparty or Basket Note issuer). The Fund may obtain a significant portion of its investment exposure through Basket Swaps and/or Basket Notes.

Credit Default Swaps: The Fund may enter into OTC and/or centrally cleared credit default swap contracts to hedge credit risk, to hedge market risk, or to gain exposure on single-name issuers and/or baskets of securities.

In a credit default swap contract, the protection buyer typically makes an upfront payment and a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructurings and obligation acceleration. An upfront payment received by the Fund or made by the Fund is recorded as a liability or asset respectively. Periodic payments received or paid by the Fund are recorded as realized gains or losses. Credit default swap contracts are marked-to-market daily and the change is recorded as an unrealized gain or loss on swaps. Upon the occurrence of a credit event, the difference between the par value and the market value of the reference obligation, net of any proportional amount of upfront payment, is recorded as a realized gain or loss on swaps.

Variance Swaps: A variance swap is a negotiated contract used to hedge or speculate on the magnitude of a price movement of an underlying asset, which can include exchange rates, interest rates, commodity price or the price of an index, i.e. the variance is the difference between an expected result and the actual result.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Schedule of Investments (Continued)

For the Period Ended December 31, 2025 (Unaudited)

Volatility Swaps: A volatility swap is a negotiated contract with a payoff based on the realized volatility of an underlying asset where the realized amount is the difference between the realized volatility and the volatility strike or predetermined fixed volatility level.

Interest rate swaps, total return swaps and credit default swaps outstanding at period end are listed at the end of the Fund’s Consolidated Schedule of Investments.

5. Fair Value Measurements

The following table presents information about the classification of the Fund’s investments measured at fair value within the fair value hierarchy as of December 31, 2025:

Assets:	Level 1	Level 2	Level 3	Total
Investments in Securities:
Common Stock	$1,148,923,524	$18,299,061	$13,479,397	$1,180,701,982
Preferred Stock	—	—	2,013,337	2,013,337
Asset-Backed Securities	—	218,168,199	—	218,168,199
Convertible Bonds	—	3,410,800	194,693	3,605,493
Bank Debt	—	130,709,576	48,508,825	179,218,401
Corporate Bonds & Notes	—	233,253,321	3,469,360	236,722,681
Sovereign Debt	—	98,455,003	—	98,455,003
Mortgage-Backed Securities	—	1,007,608,868	—	1,007,608,868
U.S. Treasury Obligations	—	56,005,879	—	56,005,879
Closed-End Fund	—	46,258,566	—	46,258,566
Warrants	—	2,224	—	2,224
Rights	—	—	—	—
Repurchase Agreements	—	64,277,154	—	64,277,154
Money Market Fund	1	—	—	1
Undertakings For Collective Investment in Transferable Security	83,310,872	—	—	83,310,872
Exchange-Traded Funds	49,537	—	—	49,537
Purchased Options	13,825,063	20,063,379	141,820	34,030,262
Subtotal	1,246,108,997	1,896,512,030	67,807,432	3,210,428,459
Investments Valued at NAV	—	—	—	340,956,218
Total Investments in Securities	$1,246,108,997	$1,896,512,030	$67,807,432	$3,551,384,677
Other Financial Instruments:
Futures Contracts	50,558,880	—	—	50,558,880
Centrally Cleared Credit Default Swaps	—	4,328,046	—	4,328,046
OTC Credit Default Swaps	—	278,681	—	278,681
OTC Total Return Swaps	—	13,829,488	—	13,829,488
Forward Foreign Currency Exchange Contracts	—	3,644,278	—	3,644,278
Centrally Cleared Interest Rate Swaps	—	6,357,735	—	6,357,735
Total Investments in Securities and Other Financial Instruments	$1,296,667,877	$1,924,950,258	$67,807,432	$3,630,381,785

Liabilities:	Level 1	Level 2	Level 3	Total
Securities Sold Short:
Common Stock	$(662,147,756)	$(3,182,935)	$(12,506)	$(665,343,197)
Corporate Bonds & Notes	—	(9,822,682)	—	(9,822,682)
Sovereign Debt	—	(48,456,577)	—	(48,456,577)
Mortgage-Backed Securities	—	(146,655,432)	—	(146,655,432)
U.S. Treasury Obligations	—	(5,029,391)	—	(5,029,391)
Exchange-Traded Funds	(7,242,256)	—	—	(7,242,256)

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Schedule of Investments (Continued)

For the Period Ended December 31, 2025 (Unaudited)

Liabilities:	Level 1	Level 2	Level 3	Total
Rights	$—	$—	$(29)	$(29)
Total Securities Sold Short	(669,390,012)	(213,147,017)	(12,535)	(882,549,564)
Other Financial Instruments:
Options Written	(4,741,019)	(2,880,153)	(14,773)	(7,635,945)
Futures Contracts	(38,974,411)	—	—	(38,974,411)
Centrally Cleared Credit Default Swaps	—	(8,025,012)	—	(8,025,012)
OTC Total Return Swaps	—	(8,958,882)	—	(8,958,882)
Forward Foreign Currency Exchange Contracts	—	(3,854,177)	—	(3,854,177)
Centrally Cleared Interest Rate Swaps	—	(5,616,731)	—	(5,616,731)
OTC Credit Default Swaps	—	(3,681,832)	—	(3,681,832)
Total Securities Sold Short and Other Financial Instruments	$(713,105,442)	$(246,163,804)	$(27,308)	$(959,296,554)

Investments in Investee Funds that are measured at fair value using NAV as a practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Consolidated Schedule of Investments.

Investments in Investee Funds that are non-redeemable or subject to other restrictions such as a lockup at the measurement date or have the ability to limit the individual amount of investor redemptions shall be classified as having a redemption restriction.

The following table summarizes investments in Investee Funds, by investment strategy, the unfunded commitment of each strategy (if applicable), and the amount of the investment in Investee Fund that cannot be redeemed because of redemption restrictions put in place by the Investee Fund.

Investments in Investee Funds by Strategy	Unfunded Commitment $	Non-Redeemable Investments (A)		Other Restricted Investments (B)		Investments Subject to No Restrictions
		Amount $	Redemption Restriction Commencement Date	Amount $	Redemption Restriction Term	Amount $	Total $

Event-Driven (1)	N/A	N/A	N/A	6,901,927	Semi-Annual with 60 days’ notice	—	6,901,927

Macro Strategies (2)	N/A	N/A	N/A	127,984,765	Monthly with 90 days’ notice	—	127,984,765

Macro Strategies (2)	N/A	N/A	N/A	145,037,797	Daily with 6 days’ notice	—	145,037,797

Macro Strategies (2)	N/A	N/A	N/A	61,031,729	Monthly with 60 days’ notice	—	61,031,729

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Schedule of Investments (Continued)

For the Period Ended December 31, 2025 (Unaudited)

(1) The Event-Driven strategy generally includes Investee Funds that seek returns by investing in strategies including catalyst events, share class arbitrage, share buybacks, post re-organization equity, recapitalizations, spin-offs and stub trades.

(2) The Macro Strategies strategy generally includes Investee Funds with a focus on opportunistic and strategic allocations across asset classes including but not limited to bonds, rates, currencies and commodities.

(A) Investments in Investee Funds cannot currently be redeemed and the remaining redemption restriction period is not known. The date the redemption restriction commenced is disclosed when known.

(B) Investments subject to other restrictions include investments in Investee Funds that are subject to a lockup at the measurement date and/or have the ability to limit the individual amount of investor redemptions. The redemption restriction term is based on the restriction period (or range of restriction periods) for Investee Funds as defined in each respective Investee Fund’s governing legal agreement without consideration of the length of time elapsed from the date of investments in Investee Funds. The Fund’s investment in a particular Investee Fund classified within the strategies above may be comprised of investments with differing liquidity terms or investments that were made at differing points in time.

The Fund recognizes transfers within the fair value hierarchy as of the beginning of the period. Transfers into and out of Level 3 were primarily related to the availability of broker quotations in accordance with the Fund’s valuation methodology.

The changes in investments measured at fair value for which the Fund used Level 3 inputs to determine fair value are as follows:

Valuation Description	Beginning Balance as of March 31, 2025	Transfers In	Transfers Out	Purchases	Sales	Amortization	Net Realized gain (loss)	Net change in unrealized appreciation (depreciation)	Balance as of December 31, 2025	Unrealized Gain/(Loss) as of December 31, 2025
Common Stocks	$12,842,427	$—	$(3,018,903)	$290,122	$—	$—	$—	$3,365,751	$13,479,397	$8,851,586
Preferred Stocks	2,013,337	—	—	—	—	—	—	—	2,013,337	(995,273)
Bank Debt	28,344,124	11,703,339	(13,333,372)	22,937,152	(2,299,184)	181,753	(10,408)	985,421	48,508,825	847,064
Convertible Bonds	337,339	—	—	147,475	(290,122)	462	—	(461)	194,693	1,622
Corporate Bonds & Notes	1,658,736	5,652,223	(48,174)	365,367	(168,015)	120,790	(2,622,628)	(1,488,939)	3,469,360	(6,660,798)
Warrants	4,178,965	—	(4,178,965)	—	—	—	—	—	—	—
Rights	1,294	—	(1,294)	—	—	—	—	—	—	—
Common Stock Sold Short	(12,506)	—	—	—	—	—	—	—	(12,506)	(1,049)
Rights Sold Short	(29)	—	—	—	—	—	—	—	(29)	512
Purchased Options	12,694	—	—	177,275	—	—	(171,952)	123,803	141,820	(35,455)
Written Options	—	—	—	—	(13,000)	—	—	(1,773)	(14,773)	(1,773)

	$49,376,381	$17,355,562	$(20,580,708)	$23,917,391	$(2,770,321)	$303,005	$(2,804,988)	$2,983,802	$67,780,124	$2,006,436

The following table summarizes the quantitative inputs and assumptions used for investments classified within Level 3 of the fair value hierarchy as of December 31, 2025.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Schedule of Investments (Continued)

For the Period Ended December 31, 2025 (Unaudited)

Assets	Valuation Technique	Unobservable Input	Range of Unobservable Inputs/ Inputs Utilized	Fair Value at December 31, 2025
Investments in Securities and Other Financial Instruments:
Bank Debt	Broker-dealer Quotations	Indicative Bid	N/A	$41,950,585
	Comparable Company Multiples	EBITDA Multiples	10.0x(a)	5,645,294
		Estimated Forward EBITDA	12.0x-17.0x(a)	912,946
Common Stock	Broker-dealer Quotations	Indicative Bid	N/A	13,189,275
	Comparable Company Multiples	Estimated Forward EBITDA	12.0x-17.0x(a)	290,122
Corporate Bonds & Notes	Broker-dealer Quotations	Indicative Bid	N/A	3,469,360
Convertible Bonds	Comparable Company Multiples	Estimated Forward EBITDA	12.0x-17.0x(a)	194,693
Preferred Stock	Broker-dealer Quotations	Indicative Bid	N/A	2,013,337
Rights	Broker-dealer Quotations	Indicative Bid	N/A	0^
Purchased Options	Broker-dealer Quotations	Indicative Bid	N/A	141,820

Total Investments in Securities and Other Financial Instruments				$67,807,432

(a)	A significant change in unobservable input would have resulted in a correlated significant change to value.

^	A balance indicated with a “0”, reflects either a zero balance or an amount that rounds to less than 1.

Liabilities	Valuation Technique	Unobservable Input	Range of Unobservable Inputs/ Inputs Utilized	Fair Value at December 31, 2025
Securities Sold Short and Other Financial Instruments:
Common Stock Sold Short	Broker-dealer Quotations	Indicative Bid	N/A	$(12,506)
Rights Sold Short	Broker-dealer Quotations	Indicative Bid	N/A	(29)
Warrants Sold Short	Broker-dealer Quotations	Indicative Bid	N/A	0^
Written Options	Broker-dealer Quotations	Indicative Bid	N/A	(14,773)

Total Securities Sold Short and Other Financial Instruments:				$(27,308)

^	A balance indicated with a “0”, reflects either a zero balance or an amount that rounds to less than 1.